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UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .19.3
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-9477

ING Variable Insurance Trust
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2006 to June 30, 2006

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Semi-Annual Report

June 30, 2006

ING VP Global Equity Dividend Portfolio

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-992-0180; (2) on the ING Fund’s website at www.ingfunds.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolio voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Fund’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 1-800-992-0180.

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PRESIDENT’S LETTER

JAMES M. HENNESSY

Dear Shareholder,

As you may recall, in my last letter I described the enthusiasm that we were experiencing here at ING Funds as we worked to bring more of the world’s investment opportunities to you, the investor.

I am happy to report that enthusiasm is continuing to thrive. Since the beginning of the year, we have launched a series of new international mutual funds, each created to bring more of the world’s opportunities to you.

Meanwhile, we have also heard you loud and clear. Our research tells us that many investors report that they find investing an intimidating and overly-complex endeavor. That is why ING is committed to helping investors across the country cut through the confusion and clutter. “Your future. Made easier.SM” is more than words; they represent our promise to you.

Those two objectives — bringing you more of the world’s opportunities and doing it in a way that is easier for you — are behind the development of the new portfolios.

According to a recent finding, 58 percent of the world market capitalization now lies outside of the United States1. In other words, the majority of investments are now beyond our borders and we think that the ING VP Index Plus International Portfolio — a broad-based international portfolio — is an easy, single-step method to gain exposure to international investment opportunities.

Meanwhile, the ING VP Global Real Estate Portfolio was developed as an easy way to bring global — international and domestic — real estate opportunities to the variable portfolio investor. Real Estate Investment Trusts (REITs) are becoming more and more popular around the world, and this new portfolio seeks to capitalize on that popularity. But again, we’ve made it easy. With just one investment, investors bring the diversification of global real estate to their investment strategy.

One of our goals at ING Funds is to find tomorrow’s opportunities today, and we believe these two portfolios are just the latest examples of that plan in action.

On behalf of everyone at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.

Sincerely,

James M. Hennessy
President
ING Funds
August 11, 2006

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. Investments in issuers that are principally engaged in real estate, including REITs, may subject the Fund to risks similar to those associated with the direct ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

1  MSCI December, 2005

1

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2006

Global equities markets as a whole started 2006 with their best first quarter since 1998. Much of the buying interest swelled from the busiest quarter for merger and acquisition activity since 2000. However, by mid way through the second quarter, reality set in as investors were gripped by fears that zealous, inflation fighting central bankers would raise interest rates by more than enough to choke off the global growth enjoyed in recent years. For the first six months of 2006, the Morgan Stanley Capital International (“MSCI”) World® Index(1) in dollars, including net reinvested dividends, gained 6.1%, but more than half of this was due to U.S. dollar weakness. An initially slow retreat gathered pace, spurred by communication from the G7 Finance Ministers and Central Bank of Governors that seemed to sanction a lower dollar. The currency slid 7.4%, 6.8% and 2.8%, respectively, against the euro, pound and yen for the six months ended June 30, 2006.

Alan Greenspan may have retired in January 2006, after 18 years as Chairman of the Federal Reserve Board (“Fed”), but the issue didn’t change for most investors, not just those in U.S. fixed income securities: when would the Federal Open Market Committee (“FOMC”) stop raising interest rates? By April 2006, Greenspan’s successor, Ben Bernanke seemed to be hinting that after a sixteenth increase on May 10, The FOMC might pause. Stock markets took heart, but with commodities prices making new records, the combination of inflationary pressures and a Fed apparently about to go on hold led commentators to wonder if Mr. Bernanke was just a little bit soft on inflation. In fact, he had never meant to signal a pause. The respected academic who espoused plain-speaking openness to make policy clear had instead succeeded in achieving the opposite. He needed to re-establish his inflation fighting credentials by going on the offensive.

Over the next few weeks, every one of his FOMC colleagues would stress publicly that inflation was the prime concern. By June 13, the yield curve inverted for the second time this year, investors fearing that the FOMC had tough-talked themselves into protracted rate increases, even as the economy was obviously cooling. This was evidenced by a shockingly weak employment report on June 2 and a slumping housing market that had been the source of much of the consumer spending in the last few years. So the seventeenth interest rate increase to 5.25% on June 29 surprised no one, but at least it was couched in balanced language that raised hopes the FOMC might at last be done. Then again, the quarter ended with every yield on the Treasury curve lower than the federal funds rate: the market’s vote that the FOMC had already gone too far. For the half-year, the 10-year U.S. Treasury yield rose by 74 basis points to 5.14%, the three-month U.S. Treasury rate by 88 basis points to 4.86%, while the Lehman Brothers Aggregate Bond Index(2) of investment grade bonds lost 72 basis points for the six months ended June 30, 2006.

U.S. equities in the form of the Standard & Poor’s 500® Composite Stock Price (“S&P 500®”) Index(3), rose 2.7% including dividends, in the first half of 2006 and traded at a price-to-earnings (“P/E”) ratio of 14.8 for the current fiscal year. Stocks had actually become cheaper in the last 12 months as prices had only reflected about half of the increase in corporate profits in that time. Indeed, first quarter profits registered double-digit year-over-year growth for the eleventh straight quarter. Nevertheless, investors seemed only to have eyes for interest rates. After the best first quarter for the market since 1999, investors were encouraged through early May 2006 as the events described above suggested an imminent end to the tightening cycle. The S&P 500® Index even reached a five-year high at its best level on May 5, 2006. In spite of this, these hopes were soon dashed by the hawkish rhetoric from the FOMC and from there stocks fell nearly 4% to the end of the quarter. Only the less uncompromising language in the FOMC’s June 29, 2006 statement prevented the loss from being 2% worse.

In international markets, the pattern of results resembled that of the U.S.: strong through early May 2006, a sharp drop to mid-June 2006, partially reversed in the last two weeks. Because of significant currency movements, returns are based on MSCI indices in local currencies including net dividends. Japan continued where it left off in 2005 and by May 8, 2006 the market was up 8.9% on bullish news about rising wages, an end to deflation and an evidently sustainable gross domestic product (“GDP”) growth path. Unfortunately, over the next month stocks plunged 15.3% as U.S. interest rate fears combined with signals from the Bank of Japan that local interest rates were about to rise for the first time in six years. The market closed the six months ended June 30, 2006 down 1.3% based on the MSCI Japan® Index(4) after a late rebound. European ex UK markets were initially supported by widespread merger and acquisition activity amid clear signs of improving growth, business confidence and falling

2

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2006

unemployment, and despite a 25 basis point rate increase in March. At their May 9, 2006 high, stocks had returned 12.2% for the year. But events in the U.S. and another 25 basis points increase in euro interest rates, as inflation remained stubbornly above the 2% target, sent stocks into negative territory by mid-June, before recovering to a 4.8% gain for the half year based on MSCI Europe ex UK® Index(5). By May 9, 2006, UK equities were up 9.8% boosted by acquisition-prone financials and the large energy and materials sectors, as commodity prices surged. The reversal in these prices and interest rate concerns dragged the market down 9.3% by mid-June. Rebounding energy prices and improved economic data allowed more than half of this loss to be retraced and stocks closed the six months ended June 30, 2006 ahead by 5.5% based on the MSCI UK® Index(6).

(1)  The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The Standard & Poor’s 500® Composite Stock Price Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5)  The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the ING Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

3

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b–1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

The first section of the table shown, “Actual Fund Return”, provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ING VP Global Equity Dividend Portfolio	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During the Six Months Ended June 30, 2006*
Actual Fund Return	$1,000.00	$1,090.60	$5.96
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

*          Expenses are equal to the Portfolio’s annualized expense ratios of 1.15%; multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

4

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

ASSETS:
Investments in securities at value+*	$59,721,078
Short-term investments at amortized cost	5,188,158
Cash	67,277
Foreign currencies at value**	17,698
Dividends and interest receivable	219,903
Prepaid expenses	557
Total assets	65,214,671
LIABILITIES:
Payable for fund shares redeemed	211,434
Payable upon receipt of securities loaned	5,188,158
Payable to affiliates	51,043
Payable for trustee fees	9,879
Other accrued expenses and liabilities	45,893
Total liabilities	5,506,407
NET ASSETS (equivalent to $8.28 per share on 7,208,565 shares outstanding)	$59,708,264

NET ASSETS WERE COMPRISED OF:
Paid-in capital — shares of beneficial interest at $0.001 par value (unlimited shares authorized)	$52,048,796
Undistributed net investment income	914,960
Accumulated net realized gain on investments and foreign currency related transactions	2,316,725
Net unrealized appreciation on investments and foreign currency related transactions	4,427,783
NET ASSETS	$59,708,264

+	Including securities loaned at value	$5,035,399
*	Cost of investments in securities	$55,295,283
**	Cost of foreign currencies	$17,568

See Accompanying Notes to Financial Statements

5

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,670,844
Interest	33,478
Total investment income	1,704,322

EXPENSES:
Investment management fees	310,795
Transfer agent fees	91
Shareholder reporting expense	13,554
Registration fees	733
Professional fees	11,902
Custody and accounting expense	18,515
Trustee fees	2,426
Insurance expense	686
Interest expense	1,033
Miscellaneous expense	2,634
Total expenses	362,369
Net waived and reimbursed fees	(4,766)
Net expenses	357,603
Net investment income	1,346,719

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
Net realized gain (loss) on:
Investments	2,502,177
Foreign currency related transactions	(12,532)
Net realized gain on investments and foreign currency related transactions	2,489,645
Net change in unrealized appreciation or depreciation on:
Investments	1,644,801
Foreign currency related transactions	3,857
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	1,648,658
Net realized and unrealized gain on investments and foreign currency related transactions	4,138,303
Increase in net assets resulting from operations	$5,485,022

* Foreign taxes withheld	$149,368

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
FROM OPERATIONS:
Net investment income	$1,346,719	$1,661,048
Net realized gain on investments and foreign currency related transactions	2,489,645	4,152,745
Net change in unrealized appreciation or depreciation on investments and foreign currency related transactions	1,648,658	(3,304,540)
Net increase in net assets resulting from operations	5,485,022	2,509,253

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(477,264)	(1,790,754)
Total distributions	(477,264)	(1,790,754)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	928,596	11,392,929
Dividends reinvested	477,264	1,790,754
	1,405,860	13,183,683
Cost of shares redeemed	(7,681,248)	(9,867,641)
Net increase (decrease) in net assets resulting from capital share transactions	(6,275,388)	3,316,042
Net increase (decrease) in net assets	(1,267,630)	4,034,541

NET ASSETS:
Beginning of period	60,975,894	56,941,353
End of period	$59,708,264	$60,975,894
Undistributed net investment income at end of period	$914,960	$45,505

See Accompanying Notes to Financial Statements

7

ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO(UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30,	Year Ended December 31,
	2006	2005	2004	2003	2002	2001
Per Share Operating Performance:
Net asset value, beginning of period	$7.65	7.56	6.96	5.39	7.18	8.81
Income (loss) from investment operations:
Net investment income (loss)	$0.16	0.21	0.04	0.01	0.00 *	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currencies	$0.53	0.11	0.61	1.56	(1.79)	(1.62)
Total from investment operations	$0.69	0.32	0.65	1.57	(1.79)	(1.63)
Less distributions from:
Net investment income	$0.06	0.23	0.05	—	0.00 *	—
Total distributions	$0.06	0.23	0.05	—	0.00 *	—
Net asset value, end of the period	$8.28	7.65	7.56	6.96	5.39	7.18
Total Return(1)%	9.06	4.39	9.44	29.13	(24.92)	(18.50)
Ratios and Supplemental Data:
Net assets, end of the period (000s)	$59,708	60,976	56,941	50,752	27,745	23,983
Ratios to average net assets:
Net expenses after expense reimbursement/recoupment and brokerage commission recapture(2)(3)%	1.15	1.16	1.23	1.23	1.23	1.23
Net expenses after expense reimbursement/recoupment prior to brokerage commission recapture(2)(3)%	1.15	1.16	1.23	1.23	1.23	1.23
Gross expenses prior to expense reimbursement/recoupment and brokerage commission recapture(3)%	1.17	1.24	1.20	1.75	2.07	2.97
Net investment income (loss) after expense reimbursement/recoupment and brokerage commission recapture(2)(3)%	4.33	2.91	0.62	0.23	(0.01)	(0.15)
Portfolio turnover rate %	15	183	122	111	279	252

(1)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges.

(2)     The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investment, LLC within three years of being incurred.

(3)     Annualized for periods less than one year.

*           Per share amount is less than $0.005.

See Accompanying Notes to Financial Statements.

8

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Variable Insurance Trust (the “Trust”) was organized as a Delaware statutory trust on July 15, 1999 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as amended, as an open-end management investment company. There are fifteen separate investment series which comprise the Trust. This report is for the ING VP Global Equity Dividend Portfolio (the “Portfolio”), a diversified series of the Trust. The investment objective of the Portfolio is to seek growth of capital with dividend income as a secondary consideration.

Shares of the Portfolio may be offered to segregated asset accounts of insurance companies as investment options under variable annuity contracts and variable life insurance policies. Shares may also be offered to qualified pension and retirement plans and to certain investment advisers and their affiliates.

Participating insurance companies and other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolio in the preparation of its financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.                     Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and equity securities traded in the over-the-counter-market are valued at the mean between the last reported bid and asked prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolio’s valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolio’s Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Portfolio calculates its net asset value (“NAV”) may also be valued at their fair values as determined in good faith by or under the supervision of the Portfolio’s Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities.

The value of a foreign security traded on an exchange outside the United States is generally based on the price of a foreign security on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of the Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating the Portfolio’s NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents.

9

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio’s valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio’s NAV. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.                     Security Transactions and Revenue Recognition. Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date or when notified for foreign securities.

C.                     Foreign Currency Translation. The books and records of the Portfolio are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)      Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)      Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolio does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.                     Forward Foreign Currency Contracts. The Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included on the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet in terms of their contracts and from movement in currency and securities values and interest rates.

E.                      Distributions to Shareholders. Dividends from net investment income and net realized gains, if any are declared and paid quarterly by the Portfolio. Distributions are determined annually in accordance with federal tax principles which may differ from U.S. generally accepted accounting principles for investment companies. The Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. Distributions are recorded on the ex-dividend date.

F.                       Federal Income Taxes. It is the policy of the Portfolio to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

G.                     Use of Estimates. Management of the Portfolio has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

H.                    Repurchase Agreements. The Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. The Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral and it might incur disposition costs in liquidating the collateral.

I.                         Securities Lending. The Portfolio has the option to temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, the Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolio.

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT MANAGEMENT FEE

ING Investments, LLC (the “Investment Manager”) is the Investment Manager of the Portfolio. The Portfolio pays the Investment Manager for its services under the Management Agreement, a fee, payable monthly, based on an annual rate of 1.00% of the average daily net assets of the Portfolio.

The Investment Manager has entered into an Expense Limitation Agreement with the Portfolio, under which it will limit expenses of the Portfolio to the extent of 1.23% of the value of the Portfolio’s average daily net assets, excluding interest, taxes, brokerage and extraordinary expenses. Fee waivers and/or reimbursements by the Investment Manager may vary in order to achieve such contractually obligated expense limit.

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

The Investment Manager may at a later date recoup from the Portfolio management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Manager of such waived and reimbursed fees, are reflected on the accompanying Statement of Operations.

Effective January 1, 2006, pursuant to a side agreement, the Investment Manager has lowered the expense limit for the Portfolio to 1.15% through December 31, 2006. There is no guarantee that this side agreement will continue after that date. If after December 31, 2006, the Investment Manager elects not to renew the side agreement, the expense limit will revert to the limitation under the Portfolio’s expense limitation agreement of 1.23%. The Portfolio waived $4,766 pursuant to the side agreement during the six months ended June 30, 2006. Any fees waived pursuant to the side agreement shall not be eligible for recoupment.

As of June 30, 2006, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Manager are $95,727 which expire December 31, 2006.

Effective April 29, 2005, ING Investment Management Advisors B.V. (“IIMA”) began serving as sub-adviser to the Portfolio. Prior to April 29, 2005, the Portfolio was sub-advised by ING Investment Management Co.

ING Funds Services, LLC (the “Administrator”) serves as Administrator to the Portfolio. There is no fee paid to the Administrator.

The Investment Manager, IIMA, and the Administrator are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors.

NOTE 4 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

The Investment Manager may direct the Portfolio’s portfolio managers to use their best efforts (subject to obtaining best execution of each transaction) to allocate the Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of the Portfolio. There was no brokerage commission recapture during the six months ended June 30, 2006.

At June 30, 2006, the Portfolio had $51,043 recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities for accrued investment management fees.

The Portfolio has adopted a Retirement Policy covering all Independent Trustees of the Portfolio who will have served as an Independent Trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

At June 30, 2006, the following indirect, wholly-owned subsidiary of ING Groep owned more than 5% of the following Portfolio:

ING USA Annuity and Life Insurance Company (99.45%).

At June 30, 2006, the Portfolio had no payables included in Other Accrued Expenses and Liabilities that exceeded 5% of total liabilities on the Statement of Assets and Liabilities.

NOTE 6 — PURCHASES AND SALES OF INVESTMENT SECURITIES

The cost of purchases and proceeds from sales of investments for the six months ended June 30, 2006, excluding short-term securities, were $9,355,300 and $12,804,800, respectively.

NOTE 7 — LINE OF CREDIT

The Portfolio, in addition to certain other funds managed by the Investment Manager, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

of shares of an investor in the funds; and (3) enable the funds to meet other emergency expenses as defined in the Credit Agreement. The funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. The Portfolio utilized the line of credit for fifteen days with an approximate average daily balance of $458,000 at an approximate weighted average interest rate of 5.49% during the six months ended June 30, 2006.

NOTE 8 — CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars, were as follows:

	Six Months Ended June 30, 2006	Year Ended December 31, 2005
VP Global Equity Dividend (Number of Shares)
Shares sold	114,335	1,543,589
Dividends reinvested	57,991	242,178
Shares redeemed	(936,195)	(1,343,870)
Net increase (decrease) in shares outstanding	(763,869)	441,897
VP Global Equity Dividend ($)
Shares sold	$928,596	$11,392,929
Dividends reinvested	477,264	1,790,754
Shares redeemed	(7,681,248)	(9,867,641)
Net increase (decrease)	$(6,275,388)	$3,316,042

NOTE 9 — CONCENTRATION OF INVESTMENT RISKS

Foreign Securities. The Portfolio makes significant investments in foreign securities. Investments in foreign securities may entail risks not present in domestic investments. Since investments in securities are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as from movements in currency, security value and interest rate, all of which could affect the market and/or credit risk of the investments.

Diversification. The Portfolio is “diversified” within the meaning of the 1940 Act. In order to qualify as diversified, the Portfolio must diversify its holdings so that at all times at least 75% of the value of its total assets is represented by cash and cash items (including receivables), securities issued or guaranteed as to principal or interest by the United States or its agencies or instrumentalities, securities of other investment companies, and other securities (for this purpose other securities of any one issuer are limited to an amount not greater than 5% of the value of the total assets of the Portfolio and to not more than 10% of the outstanding voting securities of the issuer).

NOTE 10 — SECURITIES LENDING

Under an agreement with The Bank of New York (“BNY”), the Portfolio can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The securities purchased with cash collateral received are reflected in the Portfolio of Investments. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security, however there would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolio. At June 30, 2006, the Portfolio had securities on loan valued at $5,035,399 with collateral valued at $5,188,158.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

Six Months Ended	Year Ended
June 30, 2006	December 31, 2005
Ordinary Income	Ordinary Income
$477,264	$1,790,754

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2005 were:

Undistributed	Unrealized	Post-October Currency	Capital Loss
Ordinary Income	Appreciation/Depreciation	Losses Deferred	Carryforwards	Expiration Dates
$59,070	$2,701,163	$(23,538)	$(84,985)	2010

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely- than-not to be sustained as of the adoption date. As of June 30, 2006, the Funds are currently assessing the impact, if any, that will result from adopting FIN 48.

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

In 2004 ING Investments reported to the Boards of Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep N.V., including ING Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

ING Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

In September 2005, ING Funds Distributor, LLC (“IFD”), the distributor of certain ING Funds, settled an administrative proceeding with the NASD regarding three arrangements, dating from 1995, 1996 and

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, in 2004 ING Investments reported to the Board that, at that time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•                  Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•                  ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•                  In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•                  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. ING Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•                  ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•                  The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•                  ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

•                  ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of Investments have been named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation concerning ING’s administration of the New Hampshire state employees deferred compensation plan. ING is cooperating with this regulator to resolve the matter. Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

NOTE 13 — SUBSEQUENT EVENT

Dividends: Subsequent to June 30, 2006, the Portfolio declared dividends and distributions of $0.1281 per share from net investment income payable July 6, 2006 and recorded June 30, 2006.

16

ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED)

Shares			Value
COMMON STOCK: 97.9%
		Australia: 8.6%
30,301		Australia & New Zealand Banking Group Ltd.	$599,084
61,576		Coca-Cola Amatil Ltd.	324,329
144,553		Foster’s Group Ltd.	586,887
25,985		Publishing & Broadcasting Ltd.	351,296
41,754		Santos Ltd.	375,756
29,613		St. George Bank Ltd.	644,768
61,730		Stockland	322,000
27,430		SunCorp.-Metway Ltd.	393,518
31,018		TABCorp. Holdings Ltd.	350,135
22,595		Wesfarmers Ltd.	592,945
46,613		Westfield Group	600,110
			5,140,828
		Belgium: 2.1%
19,544		Belgacom SA	648,191
17,848		Fortis	608,623
			1,256,814
		Brazil: 2.3%
10,724		Cia Siderurgica Nacional SA ADR	345,313
7,117		Petroleo Brasileiro SA ADR	568,221
38,650		Tele Norte Leste Participacoes SA ADR	492,788
			1,406,322

		Canada: 6.7%
39,124	L	BCE Inc	924,564
8,597		Canadian Imperial Bank of Commerce	575,367
6,136		Enerplus Resources Fund	$345,089
16,137		Fording Canadian Coal Trust	511,543
11,080		Penn West Energy Trust	445,662
17,051		Precision Drilling Corp.	566,686
21,563		TransCanada Corp.	615,230
			3,984,141
		China: 1.1%
606,000		PetroChina Co., Ltd.	654,047
			654,047
		Denmark: 1.1%
17,048		Danske Bank A/S	647,395
			647,395
		France: 3.1%
26,985		France Telecom SA	575,780
4,234		Societe Generale	621,662
18,369		Vivendi Universal SA	641,678
			1,839,120
		Germany: 2.0%
35,916		Deutsche Telekom AG	576,429
5,575		EON AG	640,709
			1,217,138
		Greece: 1.0%
16,542		OPAP SA	601,168
			601,168
		Hong Kong: 1.0%
103,000		Citic Pacific Ltd.	303,911
52,000		CLP Holdings Ltd.	304,273
			608,184
		Ireland: 1.1%
26,841		Allied Irish Banks PLC	645,082
			645,082
		Israel: 0.6%
84,687		Bank Hapoalim Ltd.	370,211
			370,211
		Italy: 8.0%
105,232	L	Banca Intesa S.p.A.	613,998
83,798		Enel S.p.A.	720,921
31,065		ENI-Ente Nazionale Idrocarburi S.p.A.	912,472
53,339		Mediaset S.p.A.	628,424
144,604		Snam Rete Gas S.p.A.	635,393
240,435		Telecom Italia S.p.A.	620,537
83,247		UniCredito Italiano S.p.A.	651,082
			4,782,827
		Mexico: 0.4%
90,194		Grupo Mexico SA de CV	257,669
			257,669
		Netherlands: 3.5%
20,749		ABN Amro Holding NV	568,230
3,134		Rodamco Europe NV	307,118
18,007		Royal Dutch Shell PLC	605,030
56,377		Royal KPN NV	633,563
			2,113,941

See Accompanying Notes to Financial Statements

17

ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		New Zealand: 0.8%
190,903		Telecom Corp. of New Zealand Ltd.	$470,377
			470,377
		Norway: 1.0%
49,185		DNB Holding ASA	611,361
			611,361
		Portugal: 1.5%
26,689		Brisa-Auto Estradas de Portugal SA	278,095
51,638		Portugal Telecom SGPS SA	623,186
			901,281
		Singapore: 1.1%
66,000		United Overseas Bank Ltd.	649,803
			649,803
		South Africa: 1.6%
52,217		Edgars Consolidated Stores Ltd.	210,443
23,919		Standard Bank Group Ltd.	255,643
25,386	@	Telkom SA Ltd.	466,164
			932,250
		South Korea: 1.2%
15,070		KT Corp. ADR	323,252
5,390		S-Oil Corp.	380,854
			704,106
		Spain: 0.5%
27,770		Telefonica Publicidad e Informacion SA	300,432
			300,432
		Sweden: 2.9%
7,369		Scania AB	334,672
14,600		Svenska Cellulosa AB	602,773
15,900		Volvo AB	781,315
			1,718,760
		Thailand: 0.8%
94,600		Advanced Info Service PLC	223,925
39,200	L	Siam Cement PCL	236,815
			460,740
		United Kingdom: 10.6%
53,883		Barclays PLC	610,835
64,423		BBA Group PLC	316,068
37,259		Diageo PLC	625,814
168,903		Dixons Group PLC	595,884
20,959		GlaxoSmithKline PLC	584,907
33,069		GUS PLC	590,284
20,899		Imperial Tobacco Group PLC	644,578
255,160		Legal & General Group PLC	603,960
25,894		Provident Financial PLC	293,976
27,378		Royal Bank of Scotland Group PLC	898,686
26,850		Severn Trent PLC	580,534
			6,345,526
		United States: 33.3%
8,431		AGL Resources, Inc.	321,390
12,625		Altria Group, Inc.	927,054
12,426	L	Ameren Corp.	627,513
17,810		American Capital Strategies Ltd.	$596,279
11,203		Arthur J Gallagher & Co.	283,884
20,502	L	AT&T, Inc.	571,801
19,006		Bank of America Corp.	914,185
18,467		Citigroup, Inc.	890,848
35,299		Citizens Communications Co.	460,652
27,264		ConAgra Foods, Inc.	602,807
13,872		Consolidated Edison, Inc.	616,472
5,723		Developers Diversified Realty Corp.	298,626
20,344		Duke Energy Corp.	597,503
6,646	L	Duke Realty Corp.	233,607
13,031		EI Du Pont de Nemours & Co.	542,090
12,752		Energy East Corp.	305,155
15,514		First Horizon National Corp.	623,663
5,693		Hospitality Properties Trust	250,037
6,603		iStar Financial, Inc.	249,263
17,017		Keycorp	607,167
8,449		Kinder Morgan Energy Partners LP	388,316
6,049		Kinder Morgan, Inc.	604,235
5,303		Liberty Property Trust	234,393
15,493		Merck & Co., Inc.	564,410
13,385		Oneok, Inc.	455,625
24,682		Pfizer, Inc.	579,287
9,244		Public Service Enterprise Group, Inc.	611,213
7,395		Rayonier, Inc.	280,344
25,400	L	Regal Entertainment Group	516,128
5,328	L	Reynolds America, Inc.	614,318
35,141		Sara Lee Corp.	562,959
2,957		Simon Property Group LP	245,254
19,177		Southern Co.	614,623
11,173	L	Thornburg Mortgage, Inc.	311,392
10,995		United Dominion Realty Trust, Inc.	307,970
17,444		US BanCorp.	538,671
19,239		UST, Inc.	869,410
7,604		Ventas, Inc.	257,624
17,446		Washington Mutual, Inc.	795,188
			19,871,356
		Total Common Stock (Cost $54,222,671)	58,490,879

WARRANTS: 2.1%
		India: 0.5%
172,000	@	Steel Authority of India Ltd, expires 04/21/09	302,720
			302,720
		Luxembourg: 0.6%
222,000	@	Lite-On Technology Corp., expires 01/20/10	328,560
			328,560
		Taiwan: 1.0%
177,960	@	Formosa Chemicals & Fibre Corp., expires 10/26/10	274,058
439,000	#	Mega Financial Holdings Co. Ltd., expires 01/26/07	324,861
			598,919
		Total Warrants (Cost $1,072,612)	1,230,199
		Total Long-Term Investments (Cost $55,295,283)	59,721,078

See Accompanying Notes to Financial Statements

18

ING VP GLOBAL EQUITY DIVIDEND PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 8.7%
Securities Lending Collateralcc: 8.7%
$5,188,158	The Bank of New York Institutional Cash Reserves Fund		$5,188,158
	Total Short-Term Investments (Cost $5,188,158)		5,188,158
	Total Investments in Securities (Cost $60,483,441)*	108.7%	$64,909,236
	Other Assets and Liabilities-Net	(8.7)	(5,200,972)
	Net Assets	100.0%	$59,708,264

@	Non-income producing security
ADR	American Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2006.
*	Cost for federal income tax purposes is $60,500,886.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$5,819,813
	Gross Unrealized Depreciation	(1,411,463)
	Net Unrealized Appreciation	$4,408,350

Industry	Percentage of Net Assets
Advertising	0.5%
Agriculture	5.1
Auto Manufacturers	1.9
Banks	21.7
Beverages	2.6
Building Materials	0.4
Chemicals	1.4
Coal	0.9
Commercial Services	0.5
Computers	0.5
Diversified Financial Services	2.5
Electric	8.4
Entertainment	2.5
Food	2.0
Forest Products & Paper	1.5
Gas	2.4
Holding Companies - Diversified	0.5
Insurance	1.5
Investment Companies	1.0
Iron/Steel	1.1
Media	2.7
Mining	0.4
Miscellaneous Manufacturing	1.5
Oil & Gas	8.1
Pharmaceuticals	2.9
Pipelines	2.7
Real Estate	1.5
Real Estate Investment Trust	4.0
Retail	2.3
Savings & Loans	1.3
Telecommunications	12.7
Water	1.0
Securities Lending Collateral	8.7
Other Assets and Liabilities	(8.7)
Total Net Assets	100.0%

See Accompanying Notes to Financial Statements

19

Investment Manager

ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.
P.O. Box 419368

Kansas City, Missouri 64141

Custodian

The Bank of New York

100 Colonial Center Parkway, Suite 300

Lake Mary, Florida 32746

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UGED	(0606-082406)

Funds

Semi-Annual Report

June 30, 2006

ING GET U.S. Core Portfolio

•  Series 1

•  Series 2

•  Series 3

•  Series 4

•  Series 5

•  Series 6

•  Series 7

•  Series 8

•  Series 9

•  Series 10

•  Series 11

•  Series 12

•  Series 13

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the ING Fund’s website at www.ingfunds.com and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended December 31 is available without charge on the ING Fund’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 800-992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

JAMES M. HENNESSY

Dear Shareholder,

As you may recall, in my last letter I described the enthusiasm that we were experiencing here at ING Funds as we worked to bring more of the world’s investment opportunities to you, the investor.

I am happy to report that enthusiasm is continuing to thrive. Since the beginning of the year, we have launched a series of new international mutual funds, each created to bring more of the world’s opportunities to you.

Meanwhile, we have also heard you loud and clear. Our research tells us that many investors report that they find investing an intimidating and overly-complex endeavor. That is why ING is committed to helping investors across the country cut through the confusion and clutter. “Your future. Made easier.SM” is more than words; they represent our promise to you.

Those two objectives — bringing you more of the world’s opportunities and doing it in a way that is easier for you — are behind the development of the new portfolios.

According to a recent finding, 58 percent of the world market capitalization now lies outside of the United States1 In other words, the majority of investments are now beyond our borders and we think that the ING VP Index Plus International Portfolio — a broad-based international portfolio — is an easy, single-step method to gain exposure to international investment opportunities.

Meanwhile, the ING VP Global Real Estate Portfolio was developed as an easy way to bring global — international and domestic — real estate opportunities to the variable portfolio investor. Real Estate Investment Trusts (REITs) are becoming more and more popular around the world, and this new portfolio seeks to capitalize on that popularity. But again, we’ve made it easy. With just one investment, investors bring the diversification of global real estate to their investment strategy.

One of our goals at ING Funds is to find tomorrow’s opportunities today, and we believe these two portfolios are just the latest examples of that plan in action.

On behalf of everyone at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.

Sincerely,

James M. Hennessy
President
ING Funds
August 11, 2006

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. Investments in issuers that are principally engaged in real estate, including REITs, may subject the Fund to risks similar to those associated with the direct ownership of real estate, including terrorist attacks, war or other acts that destroy real property (in addition to market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

1  MSCI December, 2005

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2006

Global equities markets as a whole started 2006 with their best first quarter since 1998. Much of the buying interest swelled from the busiest quarter for merger and acquisition activity since 2000. However, by mid way through the second quarter, reality set in as investors were gripped by fears that zealous, inflation fighting central bankers would raise interest rates by more than enough to choke off the global growth enjoyed in recent years. For the first six months of 2006, the Morgan Stanley Capital International (“MSCI”) World® Index(1) in dollars, including net reinvested dividends, gained 6.1%, but more than half of this was due to U.S. dollar weakness. An initially slow retreat gathered pace, spurred by communication from the G7 Finance Ministers and Central Bank of Governors that seemed to sanction a lower dollar. The currency slid 7.4%, 6.8% and 2.8%, respectively, against the euro, pound and yen for the six months ended June 30, 2006.

Alan Greenspan may have retired in January 2006, after 18 years as Chairman of the Federal Reserve Board (“Fed”), but the issue didn’t change for most investors, not just those in U.S. fixed income securities: when would the Federal Open Market Committee (“FOMC”) stop raising interest rates? By April 2006, Greenspan’s successor, Ben Bernanke seemed to be hinting that after a sixteenth increase on May 10, the FOMC might pause. Stock markets took heart, but with commodities prices making new records, the combination of inflationary pressures and a Fed apparently about to go on hold led commentators to wonder if Mr. Bernanke was just a little bit soft on inflation. In fact, he had never meant to signal a pause. The respected academic who espoused plain-speaking openness to make policy clear had instead succeeded in achieving the opposite. He needed to re-establish his inflation fighting credentials by going on the offensive.

Over the next few weeks, every one of his FOMC colleagues would stress publicly that inflation was the prime concern. By June 13, the yield curve inverted for the second time this year, investors fearing that the FOMC had tough-talked themselves into protracted rate increases, even as the economy was obviously cooling. This was evidenced by a shockingly weak employment report on June 2 and a slumping housing market that had been the source of much of the consumer spending in the last few years. So the seventeenth interest rate increase to 5.25% on June 29 surprised no one, but at least it was couched in balanced language that raised hopes the FOMC might at last be done. Then again, the quarter ended with every yield on the Treasury curve lower than the federal funds rate: the market’s vote that the FOMC had already gone too far. For the half-year, the 10-year U.S. Treasury yield rose by 74 basis points to 5.14%, the three-month U.S. Treasury rate by 88 basis points to 4.86%, while the Lehman Brothers Aggregate Bond Index(2) of investment grade bonds lost 72 basis points for the six months ended June 30, 2006.

U.S. equities in the form of the Standard & Poor’s 500® Composite Stock Price (“S&P 500®”) Index(3), rose 2.7% including dividends, in the first half of 2006 and traded at a price-to-earnings (“P/E”) ratio of 14.8 for the current fiscal year. Stocks had actually become cheaper in the last 12 months as prices had only reflected about half of the increase in corporate profits in that time. Indeed, first quarter profits registered double-digit year-over-year growth for the eleventh straight quarter. Nevertheless, investors seemed only to have eyes for interest rates. After the best first quarter for the market since 1999, Investors were encouraged through early May 2006 as the events described above suggested an imminent end to the tightening cycle. The S&P 500® Index even reached a five-year high at its best level on May 5, 2006. In spite of this, these hopes were soon dashed by the hawkish rhetoric from the FOMC and from there stocks fell nearly 4% to the end of the quarter. Only the less uncompromising language in the FOMC’s June 29, 2006 statement prevented the loss from being 2% worse.

In international markets, the pattern of results resembled that of the U.S.: strong through early May 2006, a sharp drop to mid-June 2006, partially reversed in the last two weeks. Because of significant currency movements, returns are based on MSCI indices in local currencies including net dividends. Japan continued where it left off in 2005 and by May 8, 2006 the market was up 8.9% on bullish news about rising wages, an end to deflation and an evidently sustainable gross domestic product (“GDP”) growth path. Unfortunately, over the next month stocks plunged 15.3% as U.S. interest rate fears combined with signals from the Bank of Japan that local interest rates were about to rise for the first time in six years. The market closed the six months ended June 30, 2006 down 1.3% based on the MSCI Japan® Index(4) after a late rebound. European ex UK markets were initially supported by widespread merger and acquisition activity amid clear signs of improving growth, business confidence and falling

MARKET PERSPECTIVE: SIX MONTHS ENDED JUNE 30, 2006

unemployment, and despite a 25 basis point rate increase in March. At their May 9, 2006 high, stocks had returned 12.2% for the year. But events in the U.S. and another 25 basis points increase in euro interest rates, as inflation remained stubbornly above the 2% target, sent stocks into negative territory by mid-June, before recovering to a 4.8% gain for the half year based on MSCI Europe ex UK® Index(5). By May 9, 2006, UK equities were up 9.8% boosted by acquisition-prone financials and the large energy and materials sectors, as commodity prices surged. The reversal in these prices and interest rate concerns dragged the market down 9.3% by mid-June. Rebounding energy prices and improved economic data allowed more than half of this loss to be retraced and stocks closed the six months ended June 30, 2006 ahead by 5.5% based on the MSCI UK® Index(6).

(1)  The MSCI World® Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)  The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)  The Standard & Poor’s 500® Composite Stock Price Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5)  The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the ING Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

ING GET U.S. CORE PORTFOLIO	INVESTMENT STRATEGY AND PRINCIPAL RISKS

What is the Investment Strategy During the Guarantee Period?

The ING GET U.S. Core Portfolio Series 1, 2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12 and 13 (“Series”) do not implement an “investment strategy” in a conventional sense. Rather, the Series’ asset allocation strategy seeks to optimize the exposure of the Series to the equity component (“Equity Component”) while protecting Series assets. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the guarantee (“Guarantee”). The Series allocate their assets among the following asset classes:

During the Guarantee Period, the Series’ assets will be allocated between the:

•                  Equity Component, consisting of common stocks included in the S&P 500® Index, futures contracts on the S&P 500® Index, and when the Equity Component’s market value is $5 million or less, investments in exchange traded funds (“ETFs”) that can reasonably be expected to have at least a 95% correlation ratio with the S&P 500® Index, in S&P 500® Index futures, or in a combination of S&P 500® Index futures and ETFs, subject to any limitation on the Series’ investments in such securities and the

•                  Fixed Component, consisting primarily of short-to intermediate-duration U.S. government securities (“Fixed Component”).

The Series’ asset allocation strategy is implemented by allocating assets appropriately to the Equity Component and to the Fixed Component to optimize exposure to the Equity Component while controlling the risk that an insurance company may be required to make payment under the Guarantee. Consequently, there can be no assurance as to the percentage of assets, if any, allocated to the Equity Component, even when the equity market is doing well, or to any investment returns generated by the Series.

How does the Series’ Asset Allocation work?

ING Investment Management Co. (“ING IM” or “Sub-Adviser”), the Sub-Adviser to the Series, uses a proprietary computer model to determine on a daily basis the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including the then current market value of the Series, the then prevailing level of interest rates, equity market volatility, the Series’ total annual expenses, insurance company separate account expenses, and the Maturity Date. The model determines the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period and provides direction for any reallocations on a daily basis thereafter. Generally, as the value of the Equity Component rises, more assets are allocated to the Equity Component; as the value of the Equity Component declines, more assets are allocated to the Fixed Component. The amount directed to the Equity Component is always restricted so that even if it were to experience a “material decline” in value on a given day and before being redirected to the Fixed Component, the remaining assets would still be sufficient to meet the Guarantee. At the commencement of the Guarantee Period, the Series will define a “material decline” in value as a decline in the value of the Equity Component of at least 20% but no more than 30%. In the event the Series defines the “material decline” at 20%, more assets will likely be allocated to the Equity Component than if the “material decline” is defined at 30%. The allocation to the Equity Component or the Fixed Component may be zero under certain circumstances.

Equity Component: ING IM manages the Equity Component by overweighting those stocks in the S&P 500® Index that it believes will outperform the S&P 500® Index and underweighting (or avoiding altogether) those stocks it believes will underperform the S&P 500® Index (“Enhanced Index Strategy”). Stocks ING IM believes are likely to match the performance of the S&P 500® Index are invested in proportion to their representation in the Index. To determine which stocks to weight more or less heavily, ING IM uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. ING IM expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500® Index in both rising and falling markets.

If the Equity Component’s market value is $5 million or less, in order to replicate an investment in stocks listed in the S&P 500® Index, ING IM may invest the entire amount of the Equity Component’s assets in S&P 500® Index futures, in ETFs, or in a combination of S&P 500® Index futures and ETFs, subject to any limitation on the Series’ investment in such securities (subject to restrictions imposed by the Investment Company Act of 1940, as amended (“1940 Act”)). ETFs are passively managed investment companies traded on a securities exchange whose goal is to

INVESTMENT STRATEGY AND PRINCIPAL RISKS	ING GET U.S. CORE PORTFOLIO

track or replicate a desired index. ING IM will not employ an enhanced index strategy when it invests in S&P 500® Index futures and ETFs.

Fixed Component: ING IM seeks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within three months of the Maturity Date. Generally, at least 55% of the Fixed Component will consist of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including STRIPS (Separate Trading of Registered Interest and Principal of Securities). Although the Series invest in securities insured or guaranteed by the U.S. government, the Series shares are not issued or guaranteed. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The Fixed Component may also consist of mortgage-backed securities (including commercial mortgage-backed securities) which are rated AAA or Aaa at the time of purchase by Standard & Poor’s (“S&P”)® or Moody’s Investors Service, Inc. (“Moody’s”)®, respectively, and corporate obligations which are rated at the time of purchase A- or higher by S&P® and/or Aa3 or higher by Moody’s®. The Fixed Component may also include U.S. Treasury futures and money market instruments.

What are the Principal Guarantee Period Risks?

Allocation Risk: If, at the inception of, or any time during, the Guarantee Period interest rates are low, the Series’ assets may be largely invested in the Fixed Component in order to decrease the likelihood that an insurance company would be required to make any payment under the Guarantee. The effect of low interest rates on the Series would likely be more pronounced at the inception of the Guarantee Period, as the initial allocation of assets would include more fixed-income securities. In addition, if during the Guarantee Period the equity markets experienced a material decline, the Series’ assets may become largely invested in the Fixed Component. In fact, if the value of the Equity Component were to decline by a significant amount, a complete reallocation to the Fixed Component would likely occur. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not reallocate any assets into the Equity Component prior to the Maturity Date. Use of the Fixed Component reduces the Series’ ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

Active Asset Allocation May Underperform Static Strategies: The asset allocation process results in transaction costs. Volatile periods in the market may increase these costs. This process can have an adverse effect on the performance of the Series during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the Series, may increase the Series’ transaction costs.

Opportunity Costs: There are substantial opportunity costs associated with an investment in the Series. The Series may allocate a substantial portion, and under certain circumstances all, of the Series’ assets to the Fixed Component in order to conserve Series assets to a level equal to or above the present value of the Guarantee.

Initially, if interest rates are low, the allocation to the Fixed Component may be over 70% of the Series’ assets. If the market value of the Equity Component rises, the percentage of the Series’ assets allocated to the Equity Component generally will also rise. However, the relative volatility of these two Components as well as the past performance of the Series will affect these allocations. For example, if the Series incurs early losses, the Series may allocate 100% of the Series’ assets to the Fixed Component for the entire Guarantee Period, irrespective of the subsequent upward movements in the equity markets and/or the Equity Component.

The extent to which the Series participates in upward movements in the Equity Component during the Guarantee Period will depend on the performance of the Series, the performance and volatility of the Fixed and Equity Components, interest rates, expenses of the Series and of the underlying contract, and other factors. The Series might capture a material portion, very little or none of any Equity Component increase.

It is possible that on the Maturity Date, a Contract- holder or Participant could receive only the guaranteed amount even though the equity markets, as well as the Equity Component, has had significant positive performance during the Guarantee Period.

When you hold your investment until the end of the 5-year or 7-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your investment at the inception of the Guarantee Period,

ING GET U.S. CORE PORTFOLIO	INVESTMENT STRATEGY AND PRINCIPAL RISKS

less any redemptions and distributions you have received in cash, and certain Series expenses, such as interest, taxes and extraordinary expenses. If you sell shares during the Guarantee Period, shares are redeemed at the current net asset value (“NAV”) which may be worth more or less than your original investment and/or the NAV at the inception of the Guarantee Period. The guarantee is based on the beginning NAV on the first day of the Guarantee Period, not the Public Offering Price, and does not apply to any earnings realized during the Guarantee Period. The guarantee is backed by insurance companies offering the Series. As with the sale of any securities, a taxable event may occur if the Series liquidates fixed income securities at the end of the Guarantee Period.

Worst Case Scenarios for the Series’ Equity Participation: The opportunity cost of not allocating assets to the Equity Component will be particularly high if early in the Guarantee Period: (a) the Series’ NAV decreases; or (b) the value of the Equity Component declines. In either case, all or substantially all of the Series’ assets could be allocated to the Fixed Component for the remainder of the Guarantee Period.

Impact of Annuity Charges and Other Expenses: Contract-holders and Participants with interest in the Series through separate accounts are not subject to identical separate account charges. In its proprietary computer model, the Sub-Adviser uses an expense factor designed to have the Series produce a return which may cover some portion of these charges. The expense factor will be determined at the inception of the Guarantee Period. If the expense factor is set to cover the higher charges, the initial asset allocation to the Equity Component will be lower. Accordingly, the level of the expense factor chosen by the Series may represent a greater opportunity cost to Contract-holders and Participants with lower separate account charges. Regardless of where the expense factor is set, it will not affect the Guarantee payable by the insurance company.

Stock and Bond Investments: The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on ING IM’s skill in determining which securities to overweight, underweight or avoid altogether.

The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market prices of STRIPS generally are more volatile than the market prices of other fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal or interest.

With mortgage-backed securities, there is a risk of prepayment of the underlying mortgage. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Series may have to reinvest the proceeds of prepayments at lower yields. In addition, with credit risk, the Series could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. This Series is subject to less credit risk than other funds because it principally invests in debt securities issued or guaranteed by the U.S. Government or its agencies.

Declining Interest Rates: A decline in prevailing U.S. interest rates could materially increase the opportunity costs. Any such decline would increase the present value of the Guarantee, potentially causing the Series to allocate all or substantially all of the Series’ assets to the Fixed Component in order to assure that such assets do not fall below the Guarantee.

Futures Contracts: The Series may invest in futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. The Series uses futures for hedging purposes or to temporarily increase or limit exposure to a particular asset class. The main risk with futures contracts is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual investment made in the futures contract.

Exchange Traded Funds: ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at NAV. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETFs underlying securities. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying

INVESTMENT STRATEGY AND PRINCIPAL RISKS	ING GET U.S. CORE PORTFOLIO

securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Fund.

Risks of Using Derivatives: Certain securities in which the Series may invest, including futures contracts, are derivative instruments. In general terms, a derivative instrument is a financial contract whose value is derived, at least in part, from the performance of an underlying asset, interest rate, or index. If the issuer of a derivative does not pay the amount owed on the contract when due, the Series can lose money on the investment. The underlying investment on which the derivative is based, and the derivative itself, might not perform in the manner the Sub-Adviser expected, which could cause the Series’ share price to decline. Markets underlying securities may move in a direction not anticipated by the Sub-Adviser, which may result in the Series’ realizing a lower return than expected on an investment.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b–1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006, unless otherwise indicated.

Actual Expenses

The first section of the table shown, “Actual Fund Return”, provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return”, provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ING GET U.S. Core Portfolio	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2006*
Actual Fund Return
Series 1	$1,000.00	$1,006.80	0.97%	$4.83
Series 2	1,000.00	1,005.20	0.97	4.82
Series 3	1,000.00	1,002.70	0.97	4.82
Series 4	1,000.00	1,004.50	1.00	4.97
Series 5	1,000.00	1,004.20	1.00	4.97
Series 6	1,000.00	1,003.10	0.99	4.92
Series 7	1,000.00	1,001.50	1.00	4.96
Series 8	1,000.00	1,003.90	1.00	4.97
Series 9	1,000.00	1,001.40	1.00	4.96
Series 10	1,000.00	999.20	1.00	4.96
Series 11	1,000.00	978.40	0.93	4.56

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

ING GET U.S. Core Portfolio	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2006*
Hypothetical (5% return before expenses)
Series 1	$1,000.00	$1,019.98	0.97%	$4.86
Series 2	1,000.00	1,019.98	0.97	4.86
Series 3	1,000.00	1,019.98	0.97	4.86
Series 4	1,000.00	1,019.84	1.00	5.01
Series 5	1,000.00	1,019.84	1.00	5.01
Series 6	1,000.00	1,019.89	0.99	4.96
Series 7	1,000.00	1,019.84	1.00	5.01
Series 8	1,000.00	1,019.84	1.00	5.01
Series 9	1,000.00	1,019.84	1.00	5.01
Series 10	1,000.00	1,019.84	1.00	5.01
Series 11	1,000.00	1,020.18	0.93	4.66

*                 Expenses are equal to each Series’ respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

ING GET U.S. Core Portfolio	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Annualized Expense Ratio	Expenses Paid During the Six Months Ended June 30, 2006**
Actual Fund Return
Series 12†	$1,000.00	$1,012.80	0.70%	$2.34
Series 13†	1,000.00	1,000.00	0.65	3.22

Hypothetical (5% return before expenses)
Series 12	$1,000.00	$1,021.32	0.70%	$3.51
Series 13	1,000.00	1,021.57	0.65	3.26

†                  These Series had less than six months during the period. Performance for Series 12 and Series 13 used in the calculation is the return since the date each Series entered the guarantee period. Series 13 has not entered the guarantee period as of June 30, 2006.

**          Expenses indicated for each Series “Actual Fund Return” are equal to each Series’ respective annualized expense ratio, adjusted for current contractual obligations, multiplied by the average account value over the period, multiplied by 121/365 and 9/365 for Series 12 and Series 13 to reflect the most recent fiscal half-year or the number of days since inception.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

	ING GET U.S. Core Portfolio
	Series 1	Series 2	Series 3	Series 4
ASSETS:
Investments in securities at value*	$131,203,099	$101,933,905	$143,510,031	$60,565,809
Repurchase agreement	1,053,000	954,000	1,231,000	393,000
Cash	107	365	128	768
Receivables:
Dividends and interest	58,063	39,749	52,342	29,508
Prepaid expenses	2,201	1,281	1,904	719
Total assets	132,316,470	102,929,300	144,795,405	60,989,804
LIABILITIES:
Payable for fund shares redeemed	257,323	160,221	312,083	15,953
Payable to affiliates	100,226	77,154	108,640	47,997
Payable for trustee fees	3,969	7,068	5,948	7,134
Other accrued expenses and liabilities	27,172	36,083	40,770	45,740
Total liabilities	388,690	280,526	467,441	116,824
NET ASSETS	$131,927,780	$102,648,774	$144,327,964	$60,872,980
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$130,922,821	$103,349,125	$148,380,199	$59,334,116
Undistributed net investment income	1,414,177	1,196,466	1,484,276	751,048
Accumulated net realized gain (loss) on investments	347,255	(82,998)	(818,005)	279,953
Net unrealized appreciation (depreciation) on investments	(756,473)	(1,813,819)	(4,718,506)	507,863
NET ASSETS	$131,927,780	$102,648,774	$144,327,964	$60,872,980

* Cost of investments in securities	$131,959,572	$103,747,724	$148,228,537	$60,057,946

Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	13,571,524	10,600,224	14,797,001	6,091,538
Net asset value and redemption price per share	$9.72	$9.68	$9.75	$9.99

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

	ING GET U.S. Core Portfolio
	Series 5	Series 6	Series 7
ASSETS:
Investments in securities at value*	$37,896,492	$97,512,613	$70,882,634
Repurchase agreement	272,000	999,000	286,000
Cash	3,138	694	506
Receivables:
Investment securities sold	1,780,177	4,517,700	3,764,550
Dividends and interest	32,485	78,288	54,089
Prepaid expenses	461	1,255	946
Total assets	39,984,753	103,109,550	74,988,725
LIABILITIES:
Payable for investment securities purchased	2,292,829	5,089,673	4,132,484
Payable for fund shares redeemed	7,920	73,032	3,730
Payable to affiliates	34,414	73,661	53,036
Payable for trustee fees	4,802	1,171	1,666
Other accrued expenses and liabilities	45,397	43,319	17,644
Total liabilities	2,385,362	5,280,856	4,208,560
NET ASSETS	$37,599,391	$97,828,694	$70,780,165

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$36,310,996	$95,615,479	$70,105,163
Undistributed net investment income	303,144	928,934	676,904
Accumulated net realized gain (loss) on investments	395,336	532,770	(341,300)
Net unrealized appreciation on investments	589,915	751,511	339,398
NET ASSETS	$37,599,391	$97,828,694	$70,780,165

* Cost of investments in securities	$37,306,577	$96,761,102	$70,543,236

Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	3,782,365	9,725,730	7,080,585
Net asset value and redemption price per share	$9.94	$10.06	$10.00

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

	ING GET U.S. Core Portfolio
	Series 8	Series 9	Series 10
ASSETS:
Investments in securities at value*	$41,288,174	$35,067,415	$31,593,880
Repurchase agreement	231,000	354,000	137,000
Cash	1,434	3,836	2,311
Receivables:
Investment securities sold	2,204,160	1,763,328	1,593,416
Dividends and interest	33,796	26,528	23,006
Prepaid expenses	527	3,192	9,836
Reimbursement due from manager	487	6,756	6,985
Total assets	43,759,578	37,225,055	33,366,434
LIABILITIES:
Payable for investment securities purchased	2,485,802	2,213,216	1,983,065
Payable for fund shares redeemed	27,697	32,382	40,500
Payable to affiliates	30,776	25,978	23,256
Payable for trustee fees	3,013	2,293	1,501
Other accrued expenses and liabilities	15,937	19,160	11,220
Total liabilities	2,563,225	2,293,029	2,059,542
NET ASSETS	$41,196,353	$34,932,026	$31,306,892

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$40,596,315	$35,084,695	$31,519,657
Undistributed net investment income	363,184	337,680	251,404
Accumulated net realized gain (loss) on investments	172,073	(295,064)	(166,819)
Net unrealized appreciation (depreciation) on investments	64,781	(195,285)	(297,350)
NET ASSETS	$41,196,353	$34,932,026	$31,306,892

* Cost of investments in securities	$41,223,393	$35,262,700	$31,891,230

Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	4,108,960	3,515,026	3,151,917
Net asset value and redemption price per share	$10.03	$9.94	$9.93

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2006 (UNAUDITED)

	ING GET U.S. Core Portfolio
	Series 11	Series 12	Series 13
ASSETS:
Investments in securities at value*	$43,628,952	$59,521,573	$—
Repurchase agreement	436,000	301,000	—
Cash	2,245	32,596	26,209
Receivables:
Investment securities sold	1,787,350	—	—
Fund shares sold	—	—	7,733
Dividends and interest	28,882	10,009	—
Prepaid expenses	10,048	14,631	15,000
Reimbursement due from manager	7,492	422	—
Total assets	45,900,969	59,880,231	48,942
LIABILITIES:
Payable for investment securities purchased	2,508,417	—	—
Payable for fund shares redeemed	2,464	21,127	—
Payable to affiliates	32,345	25,019	—
Payable for trustee fees	1,386	624	—
Other accrued expenses and liabilities	15,018	21,956	15,000
Total liabilities	2,559,630	68,726	15,000
NET ASSETS	$43,341,339	$59,811,505	$33,942

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$44,165,523	$58,734,364	$33,942
Undistributed net investment income	473,941	335,807	—
Accumulated net realized loss on investments	(456,621)	(1,761)	—
Net unrealized appreciation (depreciation) on investments	(841,504)	743,095	—
NET ASSETS	$43,341,339	$59,811,505	$33,942

* Cost of investments in securities	$44,470,456	$58,778,478	$—

Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	4,396,079	5,837,138	3,394
Net asset value and redemption price per share	$9.86	$10.25	$10.00

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX-MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

	ING GET U.S. Core Portfolio
	Series 1	Series 2	Series 3	Series 4
INVESTMENT INCOME:
Dividends	$548,696	$377,601	$529,256	$273,242
Interest	1,560,801	1,366,111	1,727,836	806,194
Total investment income	2,109,497	1,743,712	2,257,092	1,079,436
EXPENSES:
Investment management fees	428,327	336,667	477,928	196,216
Distribution and service fees	178,469	140,277	199,136	81,756
Transfer agent fees	67	103	103	36
Administrative service fees	39,262	30,860	43,808	17,986
Shareholder reporting expense	9,415	3,663	3,955	8,145
Registration fees	2,941	2,105	3,338	1,198
Professional fees	15,385	13,905	16,643	9,231
Custody and accounting expense	12,670	12,127	16,262	6,050
Trustee fees	2,715	1,620	2,474	2,715
Miscellaneous expense	4,562	3,916	7,522	3,981
Total expenses	693,813	545,243	771,169	327,314
Net waived and reimbursed fees	—	—	—	(81)
Net expenses	693,813	545,243	771,169	327,233
Net investment income	1,415,684	1,198,469	1,485,923	752,203
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,470,269	798,743	1,441,817	825,333
Net change in unrealized appreciation or depreciation on investments	(1,778,801)	(1,258,516)	(2,226,658)	(1,180,450)
Net realized and unrealized loss on investments	(308,532)	(459,773)	(784,841)	(355,117)
Increase in net assets resulting from operations	$1,107,152	$738,696	$701,082	$397,086

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX-MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

	ING GET U.S. Core Portfolio
	Series 5	Series 6	Series 7
INVESTMENT INCOME:
Dividends	$310,398	$744,698	$534,714
Interest	201,801	725,879	542,822
Total investment income	512,199	1,470,577	1,077,536
EXPENSES:
Investment management fees	124,550	328,527	240,343
Distribution and service fees	51,896	136,885	100,142
Transfer agent fees	65	63	54
Administrative service fees	11,417	30,114	22,031
Shareholder reporting expense	5,380	10,836	5,432
Registration fees	—	1,840	441
Professional fees	6,226	14,912	10,486
Custody and accounting expense	7,653	11,765	12,670
Trustee fees	2,158	927	1,810
Offering and organization costs	—	—	2,752
Miscellaneous expense	3,165	3,869	2,948
Total expenses	212,510	539,738	399,109
Net waived and reimbursed fees	(4,797)	—	—
Net expenses	207,713	539,738	399,109
Net investment income	304,486	930,839	678,427
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,085,554	1,754,596	1,073,994
Net change in unrealized appreciation or depreciation on investments	(1,018,274)	(2,028,018)	(1,359,425)
Net realized and unrealized gain (loss) on investments	67,280	(273,422)	(285,431)
Increase in net assets resulting from operations	$371,766	$657,417	$392,996

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX-MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

	ING GET U.S. Core Portfolio
	Series 8	Series 9	Series 10
INVESTMENT INCOME:
Dividends	$333,739	$255,002	$219,061
Interest	264,427	274,648	208,269
Total investment income	598,166	529,650	427,330
EXPENSES:
Investment management fees	139,942	114,208	101,647
Distribution and service fees	58,309	47,586	42,353
Transfer agent fees	63	128	339
Administrative service fees	12,828	10,469	9,317
Shareholder reporting expense	5,430	4,720	1,911
Professional fees	5,277	12,029	12,195
Custody and accounting expense	6,916	11,403	6,564
Trustee fees	1,267	1,523	1,355
Offering and organization costs	6,494	7,439	7,480
Miscellaneous expense	1,542	2,009	1,594
Total expenses	238,068	211,514	184,755
Net waived and reimbursed fees	(4,703)	(21,047)	(10,516)
Net expenses	233,365	190,467	174,239
Net investment income	364,801	339,183	253,091
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	608,956	65,138	(132,995)
Net change in unrealized appreciation or depreciation on investments	(625,008)	(251,714)	(45,604)
Net realized and unrealized loss on investments	(16,052)	(186,576)	(178,599)
Increase in net assets resulting from operations	$348,749	$152,607	$74,492

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS (UNAUDITED)

	ING GET U.S. Core Portfolio
	Series 11	Series 12	Series 13
	Six Months Ended June 30, 2006	March 2, 2006(1) to June 30, 2006	June 22, 2006(1) to June 30, 2006
INVESTMENT INCOME:
Dividends	$168,929	$9,966	$—
Interest	484,204	386,352	—
Total investment income	653,133	396,318	—
EXPENSES:
Investment management fees	101,306	26,430	—
Distribution and service fees	48,417	21,233	—
Transfer agent fees	383	170	—
Administrative service fees	10,651	4,671	—
Shareholder reporting expense	4,911	2,067	—
Professional fees	11,157	3,567	—
Custody and accounting expense	4,970	1,274	—
Trustee fees	1,550	679	—
Offering and organization costs	4,973	370	—
Miscellaneous expense	1,651	697	—
Total expenses	189,969	61,158	—
Net waived and reimbursed fees	(11,263)	(647)	—
Net expenses	178,706	60,511	—
Net investment income	474,427	335,807	—
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(456,621)	(1,761)	—
Net change in unrealized appreciation (depreciation) on investments	(838,701)	743,095	—
Net realized and unrealized gain (loss) on investments	(1,295,322)	741,334	—
Increase (decrease) in net assets resulting from operations	$(820,895)	$1,077,141	$—

(1)   Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING GET U.S. Core Portfolio
	Series 1		Series 2		Series 3
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
FROM OPERATIONS:
Net investment income	$1,415,684	$3,359,808	$1,198,469	$2,992,837	$1,485,923	$3,876,808
Net realized gain on investments	1,470,269	2,528,457	798,743	1,405,831	1,441,817	699,156
Net change in unrealized appreciation or depreciation on investments	(1,778,801)	(3,449,019)	(1,258,516)	(3,380,295)	(2,226,658)	(3,335,391)
Net increase in net assets resulting from operations	1,107,152	2,439,246	738,696	1,018,373	701,082	1,240,573
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(3,352,843)	(4,271,340)	(2,988,412)	(3,870,049)	(3,868,485)	(4,295,810)
Net realized gains	(2,572,044)	(6,907,366)	(1,009,414)	(3,152,872)	(81,209)	(279,112)
Total distributions	(5,924,887)	(11,178,706)	(3,997,826)	(7,022,921)	(3,949,694)	(4,574,922)
FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	5,924,887	11,178,706	3,997,826	7,022,920	3,949,694	4,574,922
Cost of shares redeemed	(22,028,553)	(50,317,415)	(20,961,617)	(38,281,783)	(35,775,121)	(75,673,092)
Net decrease in net assets resulting from capital share transactions	(16,103,666)	(39,138,709)	(16,963,791)	(31,258,863)	(31,825,427)	(71,098,170)
Net decrease in net assets	(20,921,401)	(47,878,169)	(20,222,921)	(37,263,411)	(35,074,039)	(74,432,519)
NET ASSETS:
Beginning of period	152,849,181	200,727,350	122,871,695	160,135,106	179,402,003	253,834,522
End of period	$131,927,780	$152,849,181	$102,648,774	$122,871,695	$144,327,964	$179,402,003
Undistributed net investment income at end of period	$1,414,177	$3,351,336	$1,196,466	$2,986,409	$1,484,276	$3,866,838

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING GET U.S. Core Portfolio
	Series 4		Series 5		Series 6
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
FROM OPERATIONS:
Net investment income	$752,203	$1,724,827	$304,486	$772,625	$930,839	$2,440,890
Net realized gain (loss) on investments	825,333	936,858	1,085,554	1,258,732	1,754,596	(434,138)
Net change in unrealized appreciation or depreciation on investments	(1,180,450)	(1,797,857)	(1,018,274)	(803,911)	(2,028,018)	1,450,130
Net increase in net assets resulting from operations	397,086	863,828	371,766	1,227,446	657,417	3,456,882
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(1,721,080)	(1,309,436)	(769,337)	(489,055)	(2,438,793)	(531,329)
Net realized gains	(1,121,509)	(404,265)	(1,611,245)	(831,625)	(704,735)	(12,199)
Total distributions	(2,842,589)	(1,713,701)	(2,380,582)	(1,320,680)	(3,143,528)	(543,528)
FROM CAPITAL SHARE TRANSACTIONS:
Dividends reinvested	2,842,589	1,713,701	2,380,582	1,320,680	3,143,528	543,528
Cost of shares redeemed	(10,345,943)	(20,338,724)	(9,462,241)	(9,459,845)	(22,718,724)	(43,044,580)
Net decrease in net assets resulting from capital share transactions	(7,503,354)	(18,625,023)	(7,081,659)	(8,139,165)	(19,575,196)	(42,501,052)
Net decrease in net assets	(9,948,857)	(19,474,896)	(9,090,475)	(8,232,399)	(22,061,307)	(39,587,698)
NET ASSETS:
Beginning of period	70,821,837	90,296,733	46,689,866	54,922,265	119,890,001	159,477,699
End of period	$60,872,980	$70,821,837	$37,599,391	$46,689,866	$97,828,694	$119,890,001
Undistributed net investment income at end of period	$751,048	$1,719,925	$303,144	$767,995	$928,934	$2,436,888

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING GET U.S. Core Portfolio
	Series 7		Series 8		Series 9
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	March 9, 2005(1) to December 31, 2005	Six Months Ended June 30, 2006	June 8, 2005(1) to December 31, 2005
FROM OPERATIONS:
Net investment income	$678,427	$1,697,242	$364,801	$775,587	$339,183	$451,670
Net realized gain (loss) on investments	1,073,994	(1,420,226)	608,956	(265,581)	65,138	(361,023)
Net change in unrealized appreciation or depreciation on investments	(1,359,425)	1,699,628	(625,008)	689,789	(251,714)	56,429
Net increase in net assets resulting from operations	392,996	1,976,644	348,749	1,199,795	152,607	147,076
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(1,732,860)	(62,205)	(810,342)	—	(470,241)	—
Net realized gains	—	—	(173,353)	—	—	—
Total distributions	(1,732,860)	(62,205)	(983,695)	—	(470,241)	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	59,698,595	—	72,292,993	—	52,420,659
Dividends reinvested	1,732,860	62,205	983,695	—	470,241	—
	1,732,860	59,760,800	983,695	72,292,993	470,241	52,420,659
Cost of shares redeemed	(20,184,927)	(33,625,473)	(11,112,822)	(21,532,362)	(6,802,513)	(10,985,803)
Net increase (decrease) in net assets resulting from capital share transactions	(18,452,067)	26,135,327	(10,129,127)	50,760,631	(6,332,272)	41,434,856
Net increase (decrease) in net assets	(19,791,931)	28,049,766	(10,764,073)	51,960,426	(6,649,906)	41,581,932
NET ASSETS:
Beginning of period	90,572,096	62,522,330	51,960,426	—	41,581,932	—
End of period	$70,780,165	$90,572,096	$41,196,353	$51,960,426	$34,932,026	$41,581,932
Undistributed net investment income at end of period	$676,904	$1,731,337	$363,184	$808,725	$337,680	$468,738

(1)   Commencement of operations.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	ING GET U.S. Core Portfolio
	Series 10		Series 11		Series 12	Series 13
	Six Months Ended June 30, 2006	September 7, 2005(1) to December 31, 2005	Six Months Ended June 30, 2006	December 6, 2005(1) to December 31, 2005	March 2, 2006(1) to June 30, 2006	June 22, 2006(1) to June 30, 2006
FROM OPERATIONS:
Net investment income	$253,091	$218,206	$474,427	$48,789	$335,807	$—
Net realized loss on investments	(132,995)	(10,007)	(456,621)	—	(1,761)	—
Net change in unrealized appreciation or depreciation on investments	(45,604)	(251,746)	(838,701)	(2,803)	743,095	—
Net increase (decrease) in net assets resulting from operations	74,492	(43,547)	(820,895)	45,986	1,077,141	—
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(234,640)	—	(52,607)	—	—	—
Net realized gains	(24,066)	—	—	—	—	—
Total distributions	(258,706)	—	(52,607)	—	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	41,397,221	25,373,878	28,456,634	70,008,445	33,942
Dividends reinvested	258,706	—	52,607	—	—	—
	258,706	41,397,221	25,426,485	28,456,634	70,008,445	33,942
Cost of shares redeemed	(5,904,815)	(4,216,459)	(7,053,603)	(2,660,661)	(11,274,081)	—
Net increase (decrease) in net assets resulting from capital share transactions	(5,646,109)	37,180,762	18,372,882	25,795,973	58,734,364	33,942
Net increase (decrease) in net assets	(5,830,323)	37,137,215	17,499,380	25,841,959	59,811,505	33,942
NET ASSETS:
Beginning of period	37,137,215	—	25,841,959	—	—	—
End of period	$31,306,892	$37,137,215	$43,341,339	$25,841,959	$59,811,505	$33,942
Undistributed net investment income at end of period	$251,404	$232,953	$473,941	$52,121	$335,807	$—

(1)   Commencement of operations.

See Accompanying Notes to Financial Statements

ING GET U.S. CORE PORTFOLIO SERIES 1 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30,	Year Ended December 31,		June 13 2003(1) to December 31,
	2006	2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$10.09	10.62	10.35	10.00
Income (loss) from investment operations:
Net investment income	$0.10 *	0.20 *	0.24	0.06
Net realized and unrealized gain (loss) on investments	$(0.03)	(0.04)	0.11	0.29
Total from investment operations	$0.07	0.16	0.35	0.35
Less distributions from:
Net investment income	$0.25	0.26	0.07	—
Net realized gain on investments	$0.19	0.43	0.01	—
Total distributions	$0.44	0.69	0.08	—
Net asset value, end of period	$9.72	10.09	10.62	10.35
Total Return(2)%	0.68	1.58	3.45	3.40 **

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$131,928	152,849	200,727	254,534
Ratio of expenses to average net assets:
Expenses(3)%	0.97	0.96	0.97	0.99
Net investment income(3)%	1.98	1.93	1.92	1.81
Portfolio turnover rate %	36	49	79	29

(1)             Commencement of operations.

(2)             Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)             Annualized for periods less than one year.

*                 Per share data calculated using average number of shares outstanding throughout the period.

**          Total return calculation began on September 12, 2003, the first day of the Guarantee Period. Total return from commencement of operations was 3.50%.

See Accompanying Notes to Financial Statements.

ING GET U.S. CORE PORTFOLIO SERIES 2 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30,	Year Ended December 31,		September 12, 2003(1) to December 31,
	2006	2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$10.01	10.44	10.08	10.00
Income (loss) from investment operations:
Net investment income	$0.11 *	0.22 *	0.25	0.01
Net realized and unrealized gain (loss) on investments	$(0.06)	(0.13)	0.12	0.07
Total from investment operations	$0.05	0.09	0.37	0.08
Less distributions from:
Net investment income	$0.28	0.29	0.01	—
Net realized gains on investments	$0.10	0.23	—	—
Total distributions	$0.38	0.52	0.01	—
Net asset value, end of period	$9.68	10.01	10.44	10.08
Total Return(2)%	0.52	0.90	3.68	0.70 **

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$102,649	122,872	160,135	223,003
Ratio of expenses to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	0.97	0.97	0.97	1.00
Gross expenses prior to expense reimbursement/recoupment(3)%	0.97	0.97	0.97	1.06
Net investment income after expense reimbursement/recoupment(3)(4)%	2.14	2.12	2.10	1.16
Portfolio turnover rate %	31	51	56	—

(1)             Commencement of operations.

(2)             Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)             Annualized for periods less than one year.

(4)             The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*                 Per share data calculated using average number of shares outstanding throughout the period.

**          Total return calculation began on December 12, 2003, the first day of the Guarantee Period. Total return from commencement of operations was 0.80%.

See Accompanying Notes to Financial Statements.

ING GET U.S. CORE PORTFOLIO SERIES 3 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six Months Ended June 30,	Year Ended December 31,		December 12, 2003(1) to December 31,
	2006	2005	2004	2003
Per Share Operating Performance:
Net asset value, beginning of period	$9.99	10.13	10.01	10.00
Income (loss) from investment operations:
Net investment income	$0.09 *	0.18 *	0.17	0.01
Net realized and unrealized gain (loss) on investments	$(0.06)	(0.11)	(0.05)	0.00	**
Total from investment operations	$0.03	0.07	0.12	0.01
Less distributions from:
Net investment income	$0.26	0.20	—	—
Net realized gains on investments	$0.01	0.01	—	—
Total distributions	$0.27	0.21	—	—
Net asset value, end of period	$9.75	9.99	10.13	10.01
Total Return(2)%	0.27	0.79	1.20 ††	—	†

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$144,328	179,402	253,835	10,730
Ratio of expenses to average net assets:
Net expenses after expense reimbursement/recoupment(3)(4)%	0.97	0.97	0.93	0.65
Gross expenses prior to expense reimbursement/recoupment(3)%	0.97	0.97	0.93	4.31
Net investment income after expense reimbursement/recoupment(3)(4)%	1.87	1.82	1.81	0.46
Portfolio turnover rate %	32	65	65	—

(1)             Commencement of operations.

(2)             Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)             Annualized for periods less than one year.

(4)             The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*                 Per share data calculated using average number of shares outstanding throughout the period.

**          Amount represents less than $0.005 per share.

†                  As of December 31, 2003, the Portfolio was in its Offering Period. Total return calculation will begin on the commencement date of the Guarantee Period (March 12, 2004). Total return from commencement of operations was 0.10%.

††            Total return calculation began on March 12, 2004, the first day of the Guarantee Period. Total return for the year ended December 31, 2004 was also 1.20%.

See Accompanying Notes to Financial Statements.

ING GET U.S. CORE PORTFOLIO SERIES 4 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six-Months Ended June 30, 2006	Year Ended December 31, 2005	March 12, 2004(1) to December 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$10.42	10.52	10.00
Income (loss) from investment operations:
Net investment income	$0.12 *	0.23 *	0.15
Net realized and unrealized gain (loss) on investments	$(0.07)	(0.09)	0.37
Total from investment operations	$0.05	0.14	0.52
Less distributions from:
Net investment income	$0.29	0.18	—
Net realized gains on investments	$0.19	0.06	—
Total distributions	$0.48	0.24	—
Net asset value, end of period	$9.99	10.42	10.52
Total Return(2)%	0.45	1.29	5.09	**

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$60,873	70,822	90,297
Ratio of expenses to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.00	1.00	0.98
Gross expenses prior to expense reimbursement(3)%	1.00	1.00	0.98
Net investment income after expense reimbursement(3)(4)%	2.30	2.19	2.36
Portfolio turnover rate %	26	41	48

(1)             Commencement of operations.

(2)             Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)             Annualized for periods less than one year.

(4)             The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*                 Per share data calculated using average number of shares outstanding throughout the period.

**          Total return calculation began on June 11, 2004, the first day of the Guarantee Period. Total return from commencement of operations was 5.20%.

See Accompanying Notes to Financial Statements.

ING GET U.S. CORE PORTFOLIO SERIES 5 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six-Months Ended June 30, 2006	Year Ended December 31, 2005		June 11, 2004(1) to December 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$10.56	10.57		10.00
Income (loss) from investment operations:
Net investment income	$0.08 *	0.16	*	0.09
Net realized and unrealized gain (loss) on investments	$(0.03)	0.12		0.48
Total from investment operations	$0.05	0.28		0.57
Less distributions from:
Net investment income	$0.22	0.11		—
Net realized gain on investments	$0.45	0.18		—
Total distributions	$0.67	0.29		—
Net asset value, end of period	$9.94	10.56		10.57
Total Return(2)%	0.42	2.67		5.49	**

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$37,599	46,690		54,922
Ratio of expenses to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.00	1.00		0.98
Gross expenses prior to expense reimbursement(3)%	1.02	1.05		1.04
Net investment income after expense reimbursement(3)(4)%	1.47	1.57		2.33
Portfolio turnover rate %	53	111		71

(1)             Commencement of operations.

(2)             Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)             Annualized for periods less than one year.

(4)             The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*                 Per share data calculated using average number of shares outstanding throughout the period.

**          Total return calculation began on September 10, 2004, the first day of the Guarantee Period. Total return from commencement of operations was 5.70%.

See Accompanying Notes to Financial Statements.

ING GET U.S. CORE PORTFOLIO SERIES 6 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six-Months Ended June 30, 2006	Year Ended December 31, 2005		September 10, 2004(1) to December 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period	$10.35	10.12		10.00
Income (loss) from investment operations:
Net investment income	$0.09 *	0.18		0.03
Net realized and unrealized gain (loss) on investments	$(0.06)	0.09		0.09
Total from investment operations	$0.03	0.27		0.12
Less distributions from:
Net investment income	$0.25	0.04		—
Net realized gain on investments	$0.07	0.00	**	—
Total distributions	$0.32	0.04		—
Net asset value, end of period	$10.06	10.35		10.12
Total Return(2)%	0.31	2.68		0.90	†

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$97,829	119,890		159,478
Ratio of expenses to average net assets:
Expenses(3)%	0.99	0.97		0.77
Net investment income(3)%	1.70	1.77		1.36
Portfolio turnover rate %	47	81		6

(1)             Commencement of operations.

(2)             Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)             Annualized for periods less than one year.

*                 Per share data calculated using average number of shares outstanding throughout the period.

**          Amount is less than $0.005 per share.

†                  Total return calculation began on December 10, 2004, the first day of the Guarantee Period. Total return from commencement of operations was 1.20%.

See Accompanying Notes to Financial Statements.

ING GET U.S. CORE PORTFOLIO SERIES 7 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

		Six-Months Ended June 30, 2006	Year Ended December 31, 2005		December 10, 2004(1) to December 31, 2004
Per Share Operating Performance:
Net asset value, beginning of period		$10.23	10.01		10.00
Income (loss) from investment operations:
Net investment income		$0.09 *	0.19	*	0.01
Net realized and unrealized gain (loss) on investments		$(0.07)	0.04		0.00	**
Total from investment operations		$0.02	0.23		0.01
Less distributions from:
Net investment income		$0.25	0.01		—
Total distributions		$0.25	0.01		—
Net asset value, end of period		$10.00	10.23		10.01
Total Return(2):	%	0.15	1.95	††	—	†

Ratios and Supplemental Data:
Net assets, end of period (000’s)		$70,780	90,572		62,522
Ratio of expenses to average net assets:
Expenses(3)%		1.00	0.94		0.65
Net investment income(3)%		1.69	1.80		1.85
Portfolio turnover rate	%	49	126		—

(1)             Commencement of operations.

(2)             Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)             Annualized for periods less than one year.

*                 Per share data calculated using average number of shares outstanding throughout the period.

**          Amount is less than $0.005.

†                  As of December 31, 2004, the Portfolio was in its Offering Period. Total return calculation will begin on the commencement date of the Guarantee Period (March 9, 2005). Total return from commencement of operations was 0.10%.

††            Total return calculation began on March 9, 2005, the first day of the Guarantee Period. Total return for the year ended December 31, 2005, was 2.26%.

See Accompanying Notes to Financial Statements.

ING GET U.S. CORE PORTFOLIO SERIES 8 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six-Months Ended June 30, 2006	March 9 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$10.23	10.00
Income (loss) from investment operations:
Net investment income	$0.08 *	0.15	*
Net realized and unrealized gain (loss) on investments	$(0.04)	0.08
Total from investment operations	$0.04	0.23
Less distributions from:
Net investment income	$0.20	—
Net realized gain on investments	$0.04	—
Total distributions	$0.24	—
Net asset value, end of period	$10.03	10.23
Total Return(2)%	0.39	1.69	†

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$41,196	51,960
Ratio of expenses to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.00	0.91
Gross expense prior to expense reimbursement(3)%	1.02	0.94
Net investment income after expense reimbursement(3)(4)%	1.56	1.87
Portfolio turnover rate %	58	131

(1)             Commencement of operations.

(2)             Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)             Annualized for periods less than one year.

(4)             The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*                 Per share data calculated using average number of shares outstanding throughout the period.

†                  Total return calculation began on June 8, 2005, the first day of the Guarantee Period. Total return from commencement of operations was 2.30%.

See Accompanying Notes to Financial Statements.

ING GET U.S. CORE PORTFOLIO SERIES 9 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six-Months Ended June 30, 2006	June 8, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$10.06	10.00
Income (loss) from investment operations:
Net investment income	$0.09 *	0.13	*
Net realized and unrealized loss on investments	$(0.08)	(0.07)
Total from investment operations	$0.01	0.06
Less distributions from:
Net investment income	$0.13	—
Total distributions	$0.13	—
Net asset value, end of period	$9.94	10.06
Total Return(2)%	0.14	0.00	†

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$34,932	41,582
Ratio of expenses to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.00	0.87
Gross expense prior to expense reimbursement(3)%	1.11	0.96
Net investment income after expense reimbursement(3)%	1.78	2.21
Portfolio turnover rate %	51	188

(1)             Commencement of operations.

(2)             Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)             Annualized for periods less than one year.

(4)             The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*                 Per share data calculated using average number of shares outstanding throughout the period.

†                  Total return calculation began on September 7, 2005 the first day of the Guarantee Period. Total return from commencement of operations was 0.60%.

See Accompanying Notes to Financial Statements.

ING GET U.S. CORE PORTFOLIO SERIES 10 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six-Months Ended June 30, 2006	September 7, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$10.02	10.00
Income (loss) from investment operations:
Net investment income	$0.08 *	0.09	*
Net realized and unrealized loss on investments	$(0.09)	(0.07)
Total from investment operations	$(0.01)	0.02
Less distributions from:
Net investment income	$0.07	—
Net realized gains on investments	$0.01	—
Total distributions	$0.08	—
Net asset value, end of period	$9.93	10.02
Total Return(2)%	(0.08)	(0.60	)†

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$31,307	37,137
Ratio of expenses to average net assets:
Net expenses after expense reimbursement(3)(4)%	1.03	0.76
Gross expense prior to expense reimbursement(3)%	1.09	0.82
Net investment income after expense reimbursement(3)%	1.49	2.77
Portfolio turnover rate %	48	80

(1)             Commencement of operations.

(2)             Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)             Annualized for periods less than one year.

(4)             The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*                 Per share data calculated using average number of shares outstanding throughout the period.

†                  Total return calculation began December 06, 2005 the first day of the Guarantee Period. Total return from commencement of operations was 0.20%.

See Accompanying Notes to Financial Statements.

ING GET U.S. CORE PORTFOLIO SERIES 11 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Six-Months Ended June 30, 2006	December 6, 2005(1) to December 31, 2005
Per Share Operating Performance:
Net asset value, beginning of period	$10.02	10.00
Income (loss) from investment operations:
Net investment income	$0.12 *	0.03	*
Net realized and unrealized loss on investments	$(0.27)	(0.01)
Total from investment operations	$(0.15)	0.02
Less distributions from:
Net investment income	$0.01	—
Total distributions	$0.01	—
Net asset value, end of period	$9.86	10.02
Total Return(2)%	(1.48)††	—	†

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$43,341	25,842
Ratio of expenses to average net assets:
Net expenses after reimbursement(3)(4)%	0.93	0.65
Gross expenses prior to reimbursement(3)(4)%	0.99	0.65
Net investment income after expense reimbursement(3)%	2.47	3.95
Portfolio turnover rate %	110	—

(1)             Commencement of operations.

(2)             Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)             Annualized for periods less than one year.

(4)             The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*                 Per share data calculated using average number of shares outstanding throughout the period.

†                  As of December 31, 2005, the Portfolio was in its Offering Period. Total return calculation will begin on the commencement date of the Guarantee Period (March 2, 2006). Total return from commencement of operations was 0.20%.

††            Total return calculation began on March 2, 2006, the first day of the Guarantee Period. Total return for the six months ended June 30, 2006, was (2.16)%.

See Accompanying Notes to Financial Statements.

ING GET U.S. CORE PORTFOLIO SERIES 12 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	March 2 2006(1) to June 30, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.00
Income (loss) from investment operations:
Net investment income	$0.06
Net realized and unrealized gain on investments	$0.19
Total from investment operations	$0.25
Net asset value, end of period	$10.25
Total Return(2)%	2.50	†

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$59,812
Ratio of expenses to average net assets:
Net expenses after expense reimbursement(3)(4)%	0.70
Gross expense prior to expense reimbursement(3)%	0.71
Net investment income after expense reimbursement(3)(4)%	3.88
Portfolio turnover rate %	13

(1)             Commencement of operations.

(2)             Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)             Annualized for periods less than one year.

(4)             The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

†                  Total return calculation began on June 22, 2006, the first day of the Guarantee Period. Total return from commencement of operations was 1.28%.

See Accompanying Notes to Financial Statements.

ING GET U.S. CORE PORTFOLIO SERIES 13 (UNAUDITED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

June 22, 2006(1) to June 30, 2006
Per Share Operating Performance:
Net asset value, beginning of period	$10.00
Net asset value, end of period	$10.00
Total Return(2)%	— †

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$34
Ratio of expenses to average net assets:
Expenses(3)%	0.65
Net investment income(3)%	(0.65)
Portfolio turnover rate %	—

(1)             Commencement of operations.

(2)             Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)             Annualized for periods less than one year.

(4)             The Investment Manager has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years of being incurred.

*      Per share data calculated using average number of shares outstanding throughout the period.

†      As of June 30, 2006, the Portfolio was in its offering period. Total return calculation will begin on the commencement date of the Guarantee Period (December 21, 2006.) Total return from commencement of operations was 0.00%.

See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED)

NOTE 1 — ORGANIZATION

Organization. The ING Variable Insurance Trust (the “Trust”) was organized as a Delaware statutory trust on July 15, 1999 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. There are fifteen separate investment Series which comprise the Trust. The thirteen that are in this report are as follows: ING GET U.S. Core Portfolio Series 1 (“Series 1”), ING GET U.S. Core Portfolio Series 2 (“Series 2”), ING GET U.S. Core Portfolio Series 3 (“Series 3”), ING GET U.S. Core Portfolio Series 4 (“Series 4”), ING GET U.S. Core Portfolio Series 5 (“Series 5”), ING GET U.S. Core Portfolio Series 6 (“Series 6”), ING GET U.S. Core Portfolio Series 7 (“Series 7”), ING GET U.S. Core Portfolio Series 8 (“Series 8”), ING GET U.S. Core Portfolio Series 9 (“Series 9”), ING GET U.S. Core Portfolio Series 10 (“Series 10”), ING GET U.S. Core Portfolio Series 11 (“Series 11”), ING GET U.S. Core Portfolio Series 12 (“Series 12”) and ING GET U.S. GET Core Portfolio Series 13 (“Series 13”) each a “Series” and collectively “the Series”.

During the Guarantee Period, the ING GET U.S. Core Portfolio — Series 1, 2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12 and 13 seek to achieve maximum total return and minimal exposure of the Series’ assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the Guarantee Period.

Each Series seeks to achieve maximum total return and minimal exposure of the Series’ assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the Guarantee Period. If during the Guarantee Period the equity markets experience a major decline, the Series’ assets may become largely or entirely invested in the Fixed Component. Use of the Fixed Component reduces the Series’ ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is more heavily invested in equities. The insurance companies offering these Series currently are ING Life Insurance & Annuity Company (“ILIAC”) and ING USA Annuity and Life Insurance Company (“ING USA”). The insurance companies offering these Series guarantee Contract holders and Participants that on the Maturity Date they will receive no less than the value of their separate account investment directed to the Series as of the last day of the Offering Period, adjusted for certain charges (the “Guarantee”). The value of dividends and distributions made by the Series throughout the Guarantee Period is included in determining whether, for purposes of the Guarantee, the value of a shareholder’s investment on the Maturity Date is no less than the value of their investment as of the last day of the Offering Period. Amounts withdrawn prior to the Maturity Date do not get the benefit of the Guarantee. The following information relates to the GET U.S. Core Portfolio.

	Offering Period	Guarantee Period	Maturity Date
Series 1*	06/13/03 – 09/11/03	09/12/03 – 09/12/08	09/12/08
Series 2*	09/12/03 – 12/11/03	12/12/03 – 12/12/08	12/12/08
Series 3*	12/12/03 – 03/11/04	03/12/04 – 03/13/09	03/13/09
Series 4*	03/12/04 – 06/10/04	06/11/04 – 06/12/09	06/12/09
Series 5*	06/11/04 – 09/09/04	09/10/04 – 09/09/11	09/09/11
Series 6*	09/10/04 – 12/09/04	12/10/04 – 12/09/11	12/09/11
Series 7*	12/10/04 – 03/08/05	03/09/05 – 03/08/12	03/08/12
Series 8*	03/09/05 – 06/07/05	06/08/05 – 06/07/12	06/07/12
Series 9*	06/08/05 – 09/06/05	09/07/05 – 09/06/12	09/06/12
Series 10*	09/07/05 – 12/05/05	12/06/05 – 12/05/12	12/05/12
Series 11*	12/06/05 – 03/01/06	03/02/06 – 02/28/13	02/28/13
Series 12*	03/02/06 – 06/21/06	06/22/06 – 06/20/13	06/20/13
Series 13	06/22/06 – 12/20/06	12/21/06 – 12/19/13	12/19/13

* Closed to new investors.

Shares of the Series are offered to insurance company separate accounts that fund both annuity and life insurance contracts and certain tax-qualified retirement plans. At June 30, 2006, separate accounts of ILIAC and ING USA and their affiliates held all the shares outstanding of the Series.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Series in the preparation of its financial statements, and such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A.           Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Series’ valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Series’ Board of Trustees (the “Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Series calculates its net asset value (“NAV”) may also be valued at their fair values as determined in good faith by or under the supervision of a Series’ Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Series related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. The value of a foreign security traded on an exchange outside the United States is generally based on the price of a foreign security on the principal foreign exchange where it trades as of the time the Series determines its NAV or if the foreign exchange closes prior to the time the Series determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Series’ NAV may not take place contemporaneously with the determination of the prices of securities held by the Series in foreign securities markets. Further, the value of the Series’ assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Series. In calculating the Series’ NAV, foreign securities in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by the Series closes but before the time that the Series’ NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Series determines its NAV. In such a case, the Series will use the fair value of such securities as determined under the Series’ valuation procedures. Events after the close of trading on a foreign market that could require the Series to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Series calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Series could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Series is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Series to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Series determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Series’ NAV. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B.             Security Transactions and Revenue Recognition. Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

C.             Foreign Currency Translation. The books and records of the Series are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)   Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)   Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Series does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. Government securities.

D.            Forward Foreign Currency Contracts. The Series may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Series agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Series’ net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. At June 30, 2006, the Series did not have any open forward foreign currency contracts.

E.              Distributions to Shareholders. Dividends from net investment income and net realized gains, if any, are declared and paid annually by the Series. Distributions are determined annually in accordance with federal tax principles, which may differ from U.S. generally accepted accounting principles for investment companies. The Series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. Distributions are recorded on the ex-dividend date. The characteristics of income and gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America for investment companies.

F.              Federal Income Taxes. It is the Series’ policy to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

G.             Use of Estimates. Management of the Series has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

H.            Repurchase Agreements. Each Series may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Series will receive as collateral cash or securities whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Series. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Series in the event the Series is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

I.                 Delayed Delivery Transactions. A Series may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Series’ Portfolio of Investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Series are required to hold liquid assets as collateral with the Series’ custodian sufficient to cover the purchase price.

J.                Organization Expenses and Offering Costs. Costs incurred with the organization of the Series were expensed as incurred. Costs incurred with the offering of shares of the Series are deferred and amortized over a twelve-month period starting on the first day of the Guarantee Period on a straight-line basis.

NOTE 3 — INVESTMENT TRANSACTIONS

For the periods ended June 30, 2006, the cost of purchases and proceeds of sales of securities, excluding short-term and U.S. Government securities, were as follows:

	Purchases	Sales
Series 1	$16,697,589	$28,718,532
Series 2	10,281,253	19,267,497
Series 3	16,085,878	36,213,163
Series 4	8,197,552	13,767,358
Series 5	11,801,560	18,557,934
Series 6	27,687,224	41,638,518
Series 7	20,536,328	34,913,107
Series 8	12,821,265	20,859,690
Series 9	9,714,583	13,755,517
Series 10	16,208,493	18,081,744
Series 11	41,064,801	13,736,419
Series 12	43,712,297	—

U.S. Government securities not included above were as follows:

	Purchases	Sales
Series 1	$34,855,323	$45,596,902
Series 2	24,707,097	36,911,781
Series 3	35,190,604	51,099,476
Series 4	8,866,174	13,490,714
Series 5	10,091,140	11,972,748
Series 6	23,390,144	31,356,838
Series 7	18,820,204	23,621,575
Series 8	14,354,446	16,757,562
Series 9	9,687,092	11,813,076
Series 10	—	3,384,326
Series 11	25,471,141	14,658,742
Series 12	16,204,539	1,136,597

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATION FEES

Each of the Series has entered into an Investment Management Agreement with ING Investments, LLC (the “Investment Manager”). The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Series. The fee for each Series is 0.25% during its Offering Period and 0.60% during its Guarantee Period.

The Investment Manager has engaged ING Investment Management Co. (“ING IM”), to serve as Sub-Adviser to each Series. ING IM is responsible for managing the assets of each Series in accordance with its investment objective and policies, subject to oversight by the Investment Manager.

ING Funds Services, LLC (the “Administrator”) acts as the administrator and provides certain administrative and shareholder services necessary for each Series’ operations and is responsible for the supervision of other service providers. For its services, the Administrator is entitled to receive a fee at an annual rate of 0.055% on the first $5 billion of average daily net assets and 0.030% thereafter.

The Investment Manager, ING IM and the Administrator are indirect, wholly-owned subsidiaries of ING Groep N.V., (“ING Groep”). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 5 — DISTRIBUTION FEES

The Series has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby ING Funds Distributor, LLC (the “Distributor”) is compensated by the Series for expenses incurred in the distribution of each Series’ share (“Distribution Fees”). Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Series’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, the Series pays the Distributor a Distribution Fee rate of 0.25% based on average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At June 30, 2006, the Series had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities:

	Accrued Investment Management Fee	Accrued Distribution Fee	Accrued Administrative Service Fee	Total
Series 1	$66,448	$27,687	$6,091	$100,226
Series 2	51,152	21,313	4,689	77,154
Series 3	72,027	30,011	6,602	108,640
Series 4	32,626	12,599	2,772	47,997
Series 5	25,013	7,706	1,695	34,414
Series 6	48,836	20,348	4,477	73,661
Series 7	35,162	14,651	3,223	53,036
Series 8	20,404	8,502	1,870	30,776
Series 9	17,223	7,176	1,579	25,978
Series 10	15,419	6,424	1,413	23,256
Series 11	21,444	8,935	1,966	32,345
Series 12	14,126	8,929	1,964	25,019

The Series have adopted a Retirement Policy covering all independent trustees of the Series who will have served as an independent Trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement.

At June 30, 2006, the following indirect, wholly owned subsidiaries of ING Groep owned the following Series:

ING Life Insurance and Annuity Company — Series 1 (8.12%); Series 2 (8.97%); Series 3 (43.83%); Series 4 (8.85%); Series 5 (10.80%); Series 6 (63.84%); Series 7 (57.90%); Series 8 (66.66%); Series 9 (59.74%); Series 10 (63.25%); Series 11 (45.14%); Series 12 (87.49%); and Series 13 (100.00%).

ING USA Annuity and Life Insurance Company — Series 1 (46.48%); Series 2 (32.48%); Series 3 (53.41%); Series 4 (85.32%); Series 5 (79.28%); Series 6 (33.78%); Series 7 (36.79%); Series 8 (28.38%); Series 9 (38.31%); Series 10 (32.77%); Series 11 (33.05%); and Series 12 (8.47%).

ReliaStar Life Insurance Company of New York — Series 4 (5.83%); Series 5 (9.93%); Series 7 (5.31%); and Series 11 (21.81%).

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2006, the Series had the following payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities.

	Payable for Custody Fees	Payable for Professional Fees	Payable for Shareholder Reporting Expense	Payable for Organization and Offering Expenses
Series 4	$8,248	$13,820	$18,226	$ —
Series 12	—	—	—	15,000
Series 13	—	—	—	15,000

NOTE 8 — EXPENSE LIMITATIONS

ING Investments, LLC has entered into a written Expense Limitation Agreement with the Series whereby the Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to 0.65% during the Offering Period and 1.00% during the Guarantee Period.

The Investment Manager may at a later date recoup from a Series for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Series’ expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Manager of such waived and reimbursed fees, are reflected on the accompanying Statements of Operations for each Series. Amounts payable by the Investment Manager are reflected in the Statements of Assets and Liabilities for each Series.

As of June 30, 2006, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Manager and the related expiration dates are as follows:

	June 30,
	2007	2008	2009	Total
Series 4	$—	$—	$3,131	$3,131
Series 5	—	17,315	21,697	39,012
Series 8	—	947	14,270	15,217
Series 9	—	—	38,087	38,087
Series 10	—	—	19,908	19,908
Series 11	—	—	11,263	11,263
Series 12	—	—	647	647

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

	Series 1		Series 2
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
(Number of Shares)
Dividends reinvested	609,555	1,125,751	413,426	708,670
Shares redeemed	(2,187,435)	(4,882,692)	(2,087,233)	(3,771,795)
Net decrease in shares outstanding	(1,577,880)	(3,756,941)	(1,673,807)	(3,063,125)

($)
Dividends reinvested	$5,924,887	$11,178,706	$3,997,826	$7,022,9210
Shares redeemed	(22,028,553)	(50,317,415)	(20,961,617)	(38,281,783)
Net decrease	$(16,103,666)	$(39,138,709)	$(16,963,791)	$(31,258,863)

	Series 3		Series 4
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
(Number of Shares)
Dividends reinvested	404,682	462,581	284,827	166,865
Shares redeemed	(3,558,305)	(7,567,728)	(990,364)	(1,951,788)
Net decrease in shares outstanding	(3,153,623)	(7,105,147)	(705,537)	(1,784,923)

($)
Dividends reinvested	$3,949,694	$4,574,922	$2,842,589	$1,713,701
Shares redeemed	(35,775,121)	(75,673,092)	(10,345,943)	(20,338,724)
Net decrease	$(31,825,427)	$(71,098,170)	$(7,503,354)	$(18,625,023)

	Series 5		Series 6
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005
(Number of Shares)
Dividends reinvested	239,014	128,471	311,858	53,761
Shares redeemed	(880,117)	(901,373)	(2,172,455)	(4,230,206)
Net decrease in shares outstanding	(641,103)	(772,902)	(1,860,597)	(4,176,445)

($)
Dividends reinvested	$2,380,582	$1,320,680	$3,143,528	$543,528
Shares redeemed	(9,462,241)	(9,459,845)	(22,718,724)	(43,044,580)
Net decrease	$(7,081,659)	$(8,139,165)	$(19,575,196)	$(42,501,052)

	Series 7		Series 8
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	March 9, 2005(1) to December 31, 2005
(Number of Shares)
Shares sold	—	5,946,571	—	7,216,428
Dividends reinvested	173,113	6,202	97,976	—
Shares redeemed	(1,943,904)	(3,347,990)	(1,067,341)	(2,138,103)
Net increase (decrease) in shares outstanding	(1,770,791)	2,604,783	(969,365)	5,078,325

($)
Shares sold	$—	$59,698,595	$—	$72,292,993
Dividends reinvested	1,732,860	62,205	983,695	—
Shares redeemed	(20,184,927)	(33,625,473)	(11,112,822)	(21,532,362)
Net increase (decrease)	$(18,452,067)	$26,135,327	$(10,129,127)	$50,760,631

(1) Commencement of operations

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARE TRANSACTIONS (continued)

	Series 9		Series 10
	Six Months Ended June 30, 2006	June 8, 2005(1) to December 31, 2005	Six Months Ended June 30, 2006	September 7, 2005(1) to December 31, 2005
(Number of Shares)
Shares sold	—	5,230,738	—	4,125,942
Dividends reinvested	47,260	—	26,027	—
Shares redeemed	(665,013)	(1,097,959)	(580,163)	(419,889)
Net increase (decrease) in shares outstanding	(617,753)	4,132,779	(554,136)	3,706,053

($)
Shares sold	$—	$5,230,738	$—	$41,397,221
Dividends reinvested	470,241	—	258,706	—
Shares redeemed	(6,802,513)	(1,097,959)	(5,904,815)	(4,216,459)
Net increase (decrease)	$(6,332,272)	$4,132,779	$(5,646,109)	$37,180,762

	Series 11		Series 12	Series 13
	Six Months Ended June 30, 2006	December 6, 2005(1) to December 31, 2005	March 2, 2006(1) to June 30, 2006	June 22, 2006(1) to June 30, 2006
(Number of Shares)
Shares sold	2,517,089	2,843,614	6,957,234	3,394
Dividends reinvested	5,335	—	—	—
Shares redeemed	(704,221)	(265,738)	(1,120,096)	—
Net increase (decrease) in shares outstanding	1,818,203	2,577,876	5,837,138	3,394

($)
Shares sold	$25,373,878	$28,456,634	$70,008,445	$33,942
Dividends reinvested	52,607	—	—	—
Shares redeemed	(7,053,603)	(2,660,661)	(11,274,081)	—
Net increase (decrease)	$18,372,882	$25,795,973	$58,734,364	$33,942

(1) Commencement of operations

NOTE 10 — LINE OF CREDIT

The Series, in addition to certain other funds managed by the Investment Manager, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York for an aggregate amount of $125,000,000. The proceeds may be used to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the funds; and (3) enable the funds to meet other emergency expenses as defined in the Credit Agreement. The funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. The Series did not utilize the line of credit during the six-months ended June 30, 2006.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

Dividends paid by the Series from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2006		Year Ended December 31, 2005
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
Series 1	$3,352,843	$2,572,044	$10,588,041	$590,665
Series 2	2,988,412	1,009,414	6,918,727	104,194
Series 3	3,868,485	81,209	4,572,823	2,099
Series 4	1,721,080	1,121,509	1,712,963	738
Series 5	769,337	1,611,245	1,319,753	927
Series 6	2,438,793	704,735	542,173	1,355
Series 7	1,732,860	—	62,205	—
Series 8	810,342	173,353	—	—
Series 9	470,241	—	—	—
Series 10	234,640	24,066	—	—
Series 11	52,607	—	—	—

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2005 were:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Post-October Capital Losses Deferred	Capital Loss Carryforwards	Expiration Dates
Series 1	$4,305,704	$1,613,442	$(96,452)	$—	$—	—
Series 2	3,952,970	39,434	(1,397,719)	(35,905)	—	—
Series 3	3,945,402	—	(4,192,566)	(556,459)	—	—
Series 4	2,710,488	127,144	1,146,735	—	—	—
Series 5	2,064,424	311,806	920,981	—	—	—
Series 6	2,786,784	351,441	1,561,101	—	—	—
Series 7	1,731,286	—	719,176	(113,676)	(450)	2012
					(321,470)	2013
					$(321,920)
Series 8	979,935	972	392,090	(138,013)	—	—
Series 9	468,722	—	(260,105)	(25,856)	(17,796)	2013
Series 10	255,257	249	(284,057)	—	—	—
Series 11	52,121	—	(2,803)	—	—	—

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely- than-not to be sustained as of the adoption date. As of June 30, 2006, the Funds are currently assessing the impact, if any, that will result from adopting FIN 48.

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS

In 2004, ING Investments reported to the Boards of Directors/Trustees (the “Boards”) of the ING Funds that, like many U.S. financial services companies, ING Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING Investments has advised the Boards that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, ING Investments reported that management of U.S. affiliates of ING Groep N.V., including ING Investments (collectively, “ING”), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING’s internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING’s variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

ING Investments has advised the Board that most of the identified arrangements were initiated prior to ING’s acquisition of the businesses in question in the U.S. ING Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, ING Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

In September 2005, ING Funds Distributor, LLC (“IFD”), the distributor of certain ING Funds, settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) regarding three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered into formal and informal arrangements that permitted frequent trading. Under the terms of the Letter of Acceptance, Waiver and Consent (“AWC”) with the NASD, under which IFD neither admitted nor denied the allegations or findings, IFD consented to the following sanctions: (i) a censure; (ii) a fine of $1.5 million; (iii) restitution of approximately $1.44 million to certain ING Funds for losses attributable to excessive trading described in the AWC; and (iv) agreement to make certification to NASD regarding the review and establishment of certain procedures.

In addition to the arrangements discussed above, in 2004, ING Investments reported to the Board that, at that time, these instances include the following, in addition to the arrangements subject to the AWC discussed above:

•                  Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.

•                  ReliaStar Life Insurance Company (“ReliaStar”) entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.

•                  In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K and Form 8-K/A for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the “SEC”) on October 29, 2004 and September 8, 2004. These Forms 8-K and Forms 8-K/A can be accessed through the SEC’s Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds.

ING Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, ING Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING’s acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, ING Investments reported that given ING’s refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

•                  ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. ING Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.

•                  ING updated its Code of Conduct for employees reinforcing its employees’ obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.

•                  The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.

•                  ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

NOTE 12 — INFORMATION REGARDING TRADING OF ING’S U.S. MUTUAL FUNDS (continued)

•                  ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices (including suitability); specific product types (including group annuities and indexed annuities); fund selection for investment products and brokerage sales; and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. ING has received formal and informal requests in connection with such investigations, and is cooperating fully with each request. In connection with one such investigation, affiliates of Investments have been named in a petition for relief and cease and desist order filed by the New Hampshire Bureau of Securities Regulation concerning ING’s administration of the New Hampshire state employees deferred compensation plan. ING is cooperating with this regulator to resolve the matter. Other federal and state regulators could initiate similar actions in this or other areas of ING’s businesses.

These regulatory initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which ING is engaged.

In light of these and other developments, ING continuously reviews whether modifications to its business practices are appropriate.

At this time, in light of the current regulatory factors, ING U.S. is actively engaged in reviewing whether any modifications in our practices are appropriate for the future.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares, or other adverse consequences to ING Funds.

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 1	AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation
as of June 30, 2006

(as a percent of net assets)

U.S. Government Agency Obligations	52.4%
Common Stock	36.5%
U.S. Treasury Obligations	10.5%
Repurchase Agreement	0.8%
Other Assets and Liabilities, Net	-0.2%

Portfolio holdings are subject to change daily

Shares			Value
COMMON STOCK: 36.5%
		Advertising: 0.1%
1,200		Omnicom Group	$106,908
			106,908
		Aerospace/Defense: 1.0%
5,550		Boeing Co.	454,601
1,600		General Dynamics Corp.	104,736
400		Goodrich Corp.	16,116
150		L-3 Communications Holdings, Inc.	11,313
2,460		Lockheed Martin Corp.	176,480
1,443		Northrop Grumman Corp.	92,439
2,965		Raytheon Co.	132,150
650		Rockwell Collins, Inc.	36,316
4,100		United Technologies Corp.	260,022
			1,284,173
		Agriculture: 0.7%
8,300		Altria Group, Inc.	609,469
3,570		Archer-Daniels-Midland Co.	147,370
1,190		Monsanto Co.	100,186
340		Reynolds America, Inc.	39,202
600		UST, Inc.	27,114
			923,341
		Airlines: 0.1%
4,800		Southwest Airlines Co.	78,576
			78,576
		Apparel: 0.2%
2,700	@	Coach, Inc.	80,730
800		Jones Apparel Group, Inc.	25,432
700		Liz Claiborne, Inc.	25,942
720		Nike, Inc.	58,320
620		VF Corp.	42,110
			232,534
		Auto Manufacturers: 0.1%
10,800		Ford Motor Co.	74,844
400	@	Navistar International Corp.	9,844
600		Paccar, Inc.	49,428
			134,116
		Auto Parts & Equipment: 0.1%
1,100	@	Goodyear Tire & Rubber Co.	12,210
800		Johnson Controls, Inc.	65,776
			77,986
		Banks: 2.4%
1,300		AmSouth Bancorp.	$34,385
18,420		Bank of America Corp.	886,002
3,400		Bank of New York	109,480
2,860		BB&T Corp.	118,947
600		Comerica, Inc.	31,194
450		Compass Bancshares, Inc.	25,020
400		First Horizon National Corp.	16,080
1,050		Huntington Bancshares, Inc.	24,759
1,650		Keycorp	58,872
450		M&T Bank Corp.	53,064
1,000		Marshall & Ilsley Corp.	45,740
1,800		Mellon Financial Corp.	61,974
3,660		National City Corp.	132,455
1,900		North Fork Bancorporation, Inc.	57,323
800		Northern Trust Corp.	44,240
1,200		PNC Financial Services Group, Inc.	84,204
2,000		Regions Financial Corp.	66,240
1,200		State Street Corp.	69,708
1,600		SunTrust Banks, Inc.	122,016
271		Synovus Financial Corp.	7,257
9,600		US Bancorp.	296,448
6,535		Wachovia Corp.	353,413
6,600		Wells Fargo & Co.	442,728
50		Zions Bancorporation	3,897
			3,145,446
		Beverages: 1.0%
3,200		Anheuser-Busch Cos., Inc.	145,888
450		Brown-Forman Corp.	32,153
11,100		Coca-Cola Co.	477,522
1,350		Coca-Cola Enterprises, Inc.	27,500
800	@	Constellation Brands, Inc.	20,000
750		Pepsi Bottling Group, Inc.	24,113
8,870		PepsiCo, Inc.	532,555
			1,259,731
		Biotechnology: 0.3%
4,600	@	Amgen, Inc.	300,058
1,300	@	Biogen Idec, Inc.	60,229
1,050	@	Genzyme Corp.	64,103
200	@	Millipore Corp.	12,598
			436,988
		Building Materials: 0.1%
650		American Standard Cos., Inc.	28,126
1,850		Masco Corp.	54,834
450		Vulcan Materials Co.	35,100
			118,060
		Chemicals: 0.5%
150		Air Products & Chemicals, Inc.	9,588
4,100		Dow Chemical Co.	160,023
400		Eastman Chemical Co.	21,600
1,100		Ecolab, Inc.	44,638
3,700		EI DuPont de Nemours & Co.	153,920
500		International Flavors & Fragrances, Inc.	17,620
950		PPG Industries, Inc.	62,700
1,600		Praxair, Inc.	86,400
900		Rohm & Haas Co.	45,108
450		Sherwin-Williams Co.	21,366
			622,963

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 1	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Commercial Services: 0.3%
500	@	Apollo Group, Inc.	$25,835
4,051		Cendant Corp.	65,991
950		Equifax, Inc.	32,623
1,300		H&R Block, Inc.	31,018
2,220		McKesson Corp.	104,962
1,100		Moody’s Corp.	59,906
1,500		Paychex, Inc.	58,470
1,050		Robert Half International, Inc.	44,100
1,100		RR Donnelley & Sons Co.	35,145
			458,050
		Computers: 1.7%
100	@	Affiliated Computer Services, Inc.	5,161
3,410	@	Apple Computer, Inc.	194,779
700	@	Computer Sciences Corp.	33,908
9,600	@	Dell, Inc.	234,336
2,000		Electronic Data Systems Corp.	48,120
9,700	@	EMC Corp.	106,409
18,800		Hewlett-Packard Co.	595,584
10,550		International Business Machines Corp.	810,451
450	@	Lexmark International, Inc.	25,124
700	@	NCR Corp.	25,648
1,350	@	Network Appliance, Inc.	47,655
700	@	Sandisk Corp.	35,686
13,700	@	Sun Microsystems, Inc.	56,855
1,500	@	Unisys Corp.	9,420
			2,229,136
		Cosmetics/Personal Care: 0.9%
375		Alberto-Culver Co.	18,270
1,900		Avon Products, Inc.	58,900
2,050		Colgate-Palmolive Co.	122,795
400		Estee Lauder Cos., Inc.	15,468
17,676		Procter & Gamble Co.	982,786
			1,198,219
		Distribution/Wholesale: 0.1%
1,036		Genuine Parts Co.	43,160
450		WW Grainger, Inc.	33,854
			77,014
		Diversified Financial Services: 3.3%
5,000		American Express Co.	266,100
1,140		Ameriprise Financial, Inc.	50,924
1,650		Capital One Financial Corp.	140,993
5,450		Charles Schwab Corp.	87,091
1,150		CIT Group, Inc.	60,134
19,750		Citigroup, Inc.	952,740
2,408		Countrywide Financial Corp.	91,697
1,600	@	E*Trade Financial Corp.	36,512
3,800		Fannie Mae	182,780
250		Federated Investors, Inc.	7,875
600		Franklin Resources, Inc.	52,086
2,700		Freddie Mac	153,927
2,950		Goldman Sachs Group, Inc.	443,769
900		Janus Capital Group, Inc.	16,110
14,100		JPMorgan Chase & Co.	592,200
400		Legg Mason, Inc.	39,808
3,620		Lehman Brothers Holdings, Inc.	235,843
3,600		Merrill Lynch & Co., Inc.	250,416
7,350		Morgan Stanley	$464,594
1,700		SLM Corp.	89,964
900		T. Rowe Price Group, Inc.	34,029
800		The Bear Stearns Cos., Inc.	112,064
			4,361,656
		Electric: 1.0%
2,760	@	AES Corp.	50,922
650	@	Allegheny Energy, Inc.	24,096
1,950		American Electric Power Co., Inc.	66,788
1,250		CenterPoint Energy Resources Corp.	15,625
1,150	@	CMS Energy Corp.	14,881
300		Consolidated Edison, Inc.	13,332
950		Constellation Energy Group, Inc.	51,794
1,800		Dominion Resources, Inc.	134,622
700		DTE Energy Co.	28,518
6,310		Duke Energy Corp.	185,325
1,300		Edison International	50,700
500		Exelon Corp.	28,415
2,510		FirstEnergy Corp.	136,067
1,650		FPL Group, Inc.	68,277
1,700		Pacific Gas & Electric Co.	66,776
400		Pinnacle West Capital Corp.	15,964
2,600		PPL Corp.	83,980
300		Progress Energy, Inc.	12,861
300		Public Service Enterprise Group, Inc.	19,836
700		Southern Co.	22,435
250		TECO Energy, Inc.	3,735
2,440		TXU Corp.	145,888
1,950		Xcel Energy, Inc.	37,401
			1,278,238
		Electrical Components & Equipment: 0.1%
1,600		Emerson Electric Co.	134,096
500		Molex, Inc.	16,785
			150,881
		Electronics: 0.2%
2,750	@	Agilent Technologies, Inc.	86,790
750		Applera Corp.-Applied Biosystems Group	24,263
400	@	Fisher Scientific International, Inc.	29,220
1,150		Jabil Circuit, Inc.	29,440
650		PerkinElmer, Inc.	13,585
2,300	@	Sanmina-SCI Corp.	10,580
4,940	@	Solectron Corp.	16,895
600	@	Thermo Electron Corp.	21,744
650	@	Waters Corp.	28,860
			261,377
		Engineering & Construction: 0.0%
400		Fluor Corp.	37,172
			37,172
		Entertainment: 0.0%
1,250		International Game Technology	47,425
			47,425

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 1	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Environmental Control: 0.1%
2,200		Waste Management, Inc.	$78,936
			78,936
		Food: 0.5%
750		Campbell Soup Co.	27,833
2,100		ConAgra Foods, Inc.	46,431
500	@	Dean Foods Co.	18,595
1,900		General Mills, Inc.	98,154
1,250		HJ Heinz Co.	51,525
1,100		Kellogg Co.	53,273
2,800		Kroger Co.	61,208
900		McCormick & Co., Inc.	30,195
1,900		Safeway, Inc.	49,400
3,169		Sara Lee Corp.	50,767
1,491		Supervalu, Inc.	45,774
500		Whole Foods Market, Inc.	32,320
1,175		WM Wrigley Jr. Co.	53,298
			618,773
		Forest Products & Paper: 0.2%
2,000		International Paper Co.	64,600
650		Louisiana-Pacific Corp.	14,235
950		MeadWestvaco Corp.	26,534
150		Plum Creek Timber Co., Inc.	5,325
500		Temple-Inland, Inc.	21,435
1,100		Weyerhaeuser Co.	68,475
			200,604
		Gas: 0.0%
200		Nicor, Inc.	8,300
1,300		Sempra Energy	59,124
			67,424
		Hand/Machine Tools: 0.1%
350		Black & Decker Corp.	29,561
450		Snap-On, Inc.	18,189
450		Stanley Works	21,249
			68,999
		Healthcare-Products: 0.8%
350		Bausch & Lomb, Inc.	17,164
2,700		Baxter International, Inc.	99,252
1,040		Becton Dickinson & Co.	63,575
1,000	@	Boston Scientific Corp.	16,840
400		CR Bard, Inc.	29,304
11,700		Johnson & Johnson	701,064
1,400	@	St. Jude Medical, Inc.	45,388
300		Stryker Corp.	12,633
1,000	@	Zimmer Holdings, Inc.	56,720
			1,041,940
		Healthcare-Services: 0.8%
3,840		Aetna, Inc.	153,331
910	@	Coventry Health Care, Inc.	49,995
1,100	@	Humana, Inc.	59,070
450	@	Laboratory Corp. of America Holdings	28,004
600		Quest Diagnostics	35,952
9,120		UnitedHealth Group, Inc.	408,394
4,370	@	WellPoint, Inc.	318,005
			1,052,751
		Home Furnishings: 0.0%
300		Harman International Industries, Inc.	$25,611
200		Whirlpool Corp.	16,530
			42,141
		Household Products/Wares: 0.1%
100		Avery Dennison Corp.	5,806
200		Clorox Co.	12,194
550		Fortune Brands, Inc.	39,056
1,950		Kimberly-Clark Corp.	120,315
			177,371
		Housewares: 0.0%
1,150		Newell Rubbermaid, Inc.	29,705
			29,705
		Insurance: 1.8%
1,140	@@	ACE Ltd.	57,673
1,950		Aflac, Inc.	90,383
3,430		Allstate Corp.	187,724
450		AMBAC Financial Group, Inc.	36,495
10,400		American International Group, Inc.	614,120
1,250		AON Corp.	43,525
2,780		Chubb Corp.	138,722
610		Cigna Corp.	60,091
666		Cincinnati Financial Corp.	31,309
1,500		Genworth Financial, Inc.	52,260
1,600		Hartford Financial Services Group, Inc.	135,360
1,928		Lincoln National Corp.	108,816
1,610		Loews Corp.	57,075
700		MBIA, Inc.	40,985
4,140		Metlife, Inc.	212,009
500		MGIC Investment Corp.	32,500
1,150		Principal Financial Group	63,998
3,320		Progressive Corp.	85,357
2,630		Prudential Financial, Inc.	204,351
430		Safeco Corp.	24,231
2,770		St. Paul Cos.	123,487
400		Torchmark Corp.	24,288
1,150		UnumProvident Corp.	20,850
			2,445,609
		Internet: 0.5%
1,200	@	Amazon.com, Inc.	46,416
4,650	@	eBay, Inc.	136,199
800	@	Google, Inc.	335,464
400	@	Monster Worldwide, Inc.	17,064
4,359	@	Symantec Corp.	67,739
200	@	VeriSign, Inc.	4,634
			607,516
		Iron/Steel: 0.1%
400		Allegheny Technologies, Inc.	27,696
2,300		Nucor Corp.	124,775
400		United States Steel Corp.	28,048
			180,519
		Leisure Time: 0.1%
500		Brunswick Corp.	16,625
1,850		Carnival Corp.	77,219
1,200		Harley-Davidson, Inc.	65,868
100		Sabre Holdings Corp.	2,200
			161,912

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 1	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Lodging: 0.1%
200		Harrah’s Entertainment, Inc.	$14,236
1,250		Hilton Hotels Corp.	35,350
1,200		Marriott International, Inc.	45,744
800		Starwood Hotels & Resorts	48,272
			143,602
		Machinery-Construction & Mining: 0.2%
2,700		Caterpillar, Inc.	201,096
			201,096
		Machinery-Diversified: 0.1%
100		Cummins, Inc.	12,225
1,000		Deere & Co.	83,490
650		Rockwell Automation, Inc.	46,807
			142,522
		Media: 1.2%
4,175		CBS Corp.-Class B	112,934
2,000		Clear Channel Communications, Inc.	61,900
8,500	@	Comcast Corp.	278,290
2,620		McGraw-Hill Cos., Inc.	131,603
350		Meredith Corp.	17,339
550		New York Times Co.	13,497
12,800		News Corp., Inc.	245,504
17,700		Time Warner, Inc.	306,210
1,000	@	Univision Communications, Inc.	33,500
3,375	@	Viacom, Inc.-Class B	120,960
8,850		Walt Disney Co.	265,500
			1,587,237
		Mining: 0.2%
3,500		Alcoa, Inc.	113,260
700		Freeport-McMoRan Copper & Gold, Inc.	38,787
1,800		Newmont Mining Corp.	95,274
960		Phelps Dodge Corp.	78,874
			326,195
		Miscellaneous Manufacturing: 1.7%
3,050		3M Co.	246,349
400	@	Cooper Industries Ltd.	37,168
1,150		Danaher Corp.	73,968
800		Dover Corp.	39,544
1,200		Eastman Kodak Co.	28,536
450		Eaton Corp.	33,930
41,150		General Electric Co.	1,356,304
4,400		Honeywell International, Inc.	177,320
1,600		Illinois Tool Works, Inc.	76,000
1,300	@@	Ingersoll-Rand Co.	55,614
700		ITT Industries, Inc.	34,650
700		Leggett & Platt, Inc.	17,486
450		Parker Hannifin Corp.	34,920
500		Textron, Inc.	46,090
			2,257,879
		Office/Business Equipment: 0.1%
950		Pitney Bowes, Inc.	39,235
3,700	@	Xerox Corp.	51,467
			90,702
		Oil & Gas: 3.7%
1,600		Anadarko Petroleum Corp.	$76,304
1,150		Apache Corp.	78,488
11,376		ChevronTexaco Corp.	705,995
7,934		ConocoPhillips	519,915
1,700		Devon Energy Corp.	102,697
1,000		EOG Resources, Inc.	69,340
36,800		ExxonMobil Corp.	2,257,649
950		Hess Corp.	50,208
900		Kerr-McGee Corp.	62,415
1,750		Marathon Oil Corp.	145,775
600		Murphy Oil Corp.	33,516
1,200	@,@@	Nabors Industries Ltd.	40,548
400	@	Noble Corp.	29,768
2,700		Occidental Petroleum Corp.	276,885
400		Rowan Cos., Inc.	14,236
600		Sunoco, Inc.	41,574
300	@	Transocean, Inc.	24,096
3,650		Valero Energy Corp.	242,798
1,300		XTO Energy, Inc.	57,551
			4,829,758
		Oil & Gas Services: 0.3%
300		Baker Hughes, Inc.	24,555
1,950		Halliburton Co.	144,710
4,400		Schlumberger Ltd.	286,484
			455,749
		Packaging & Containers: 0.0%
600		Ball Corp.	22,224
800	@	Pactiv Corp.	19,800
400		Sealed Air Corp.	20,832
			62,856
		Pharmaceuticals: 1.9%
6,000		Abbott Laboratories	261,660
450		Allergan, Inc.	48,267
1,620		AmerisourceBergen Corp.	67,910
400	@	Barr Pharmaceuticals, Inc.	19,076
1,600		Bristol-Myers Squibb Co.	41,376
1,670		Cardinal Health, Inc.	107,431
1,970		Caremark Rx, Inc.	98,244
1,000	@	Express Scripts, Inc.	71,740
1,200	@	Forest Laboratories, Inc.	46,428
1,900	@	Gilead Sciences, Inc.	112,404
1,180	@	Hospira, Inc.	50,669
1,800	@	King Pharmaceuticals, Inc.	30,600
1,150	@	Medco Health Solutions, Inc.	65,872
11,650		Merck & Co., Inc.	424,410
900		Mylan Laboratories	18,000
29,250		Pfizer, Inc.	686,498
6,100		Schering-Plough Corp.	116,083
450	@	Watson Pharmaceuticals, Inc.	10,476
5,650		Wyeth	250,917
			2,528,061
		Pipelines: 0.0%
100		Kinder Morgan, Inc.	9,989
450		Williams Cos., Inc.	10,512
			20,501

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 1	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Real Estate Investment Trust: 0.1%
450		Apartment Investment & Management Co.	$19,553
800		Kimco Realty Corp.	29,192
400		Public Storage, Inc.	30,360
900		Simon Property Group LP	74,646
			153,751
		Retail: 2.4%
700	@	Autonation, Inc.	15,008
200	@	Autozone, Inc.	17,640
1,150	@	Bed Bath & Beyond, Inc.	38,146
2,205		Best Buy Co., Inc.	120,922
700		Circuit City Stores, Inc.	19,054
2,600		Costco Wholesale Corp.	148,538
3,100		CVS Corp.	95,170
440		Darden Restaurants, Inc.	17,336
1,200		Dollar General Corp.	16,776
450		Family Dollar Stores, Inc.	10,994
2,426		Federated Department Stores	88,792
3,200		Gap, Inc.	55,680
8,420		Home Depot, Inc.	301,352
1,350		JC Penney Co., Inc.	91,139
1,350	@	Kohl’s Corp.	79,812
1,300		Limited Brands	33,267
3,150		Lowe’s Cos., Inc.	191,111
8,600		McDonald’s Corp.	288,960
900		Nordstrom, Inc.	32,850
1,650	@	Office Depot, Inc.	62,700
520	@	Sears Holding Corp.	80,517
4,985		Staples, Inc.	121,235
5,100	@	Starbucks Corp.	192,576
3,500		Target Corp.	171,045
400		Tiffany & Co.	13,208
1,750		TJX Cos., Inc.	40,005
9,700		Wal-Mart Stores, Inc.	467,249
5,340		Walgreen Co.	239,446
450		Wendy’s International, Inc.	26,231
1,450		Yum! Brands, Inc.	72,892
			3,149,651
		Savings & Loans: 0.1%
1,200		Golden West Financial Corp.	89,040
420		Sovereign Bancorp, Inc.	8,530
749		Washington Mutual, Inc.	34,139
			131,709
		Semiconductors: 1.0%
2,700	@	Advanced Micro Devices, Inc.	65,934
1,500	@	Altera Corp.	26,325
2,000		Analog Devices, Inc.	64,280
6,650		Applied Materials, Inc.	108,262
1,750	@	Broadcom Corp.	52,588
2,721	@	Freescale Semiconductor, Inc.	79,997
22,810		Intel Corp.	432,250
250		KLA-Tencor Corp.	10,393
1,150		Linear Technology Corp.	38,514
1,600	@	LSI Logic Corp.	14,320
1,150		Maxim Integrated Products	36,927
2,500	@	Micron Technology, Inc.	37,650
2,250		National Semiconductor Corp.	53,663
100	@	Novellus Systems, Inc.	2,470
1,700	@	Nvidia Corp.	36,193
1,200	@	QLogic Corp.	20,688
6,450		Texas Instruments, Inc.	$195,371
1,300		Xilinx, Inc.	29,445
			1,305,270
		Software: 1.3%
2,000	@	Adobe Systems, Inc.	60,720
1,220	@	Autodesk, Inc.	42,041
2,350		Automatic Data Processing, Inc.	106,573
1,300	@	BMC Software, Inc.	31,070
1,950		CA, Inc.	40,073
1,200	@	Citrix Systems, Inc.	48,168
2,650	@	Compuware Corp.	17,755
1,150	@	Electronic Arts, Inc.	49,496
2,970		First Data Corp.	133,769
850	@	Fiserv, Inc.	38,556
250		IMS Health, Inc.	6,713
650	@	Intuit, Inc.	39,254
35,450		Microsoft Corp.	825,985
1,650	@	Novell, Inc.	10,940
15,510	@	Oracle Corp.	224,740
764	@	Parametric Technology Corp.	9,710
			1,685,563
		Telecommunications: 2.2%
400		Alltel Corp.	25,532
20,003		AT&T, Inc.	557,884
1,650	@	Avaya, Inc.	18,843
9,200		BellSouth Corp.	333,040
900		CenturyTel, Inc.	33,435
41,250	@	Cisco Systems, Inc.	805,613
1,300		Citizens Communications Co.	16,965
200	@	Comverse Technology, Inc.	3,954
6,150	@	Corning, Inc.	148,769
587	@	Embarq Corp.	24,061
13,450		Motorola, Inc.	271,018
6,450		Qualcomm, Inc.	258,452
15,252		Sprint Corp.-FON Group	304,887
2,450	@	Tellabs, Inc.	32,610
3,000		Verizon Communications, Inc.	100,470
			2,935,533
		Textiles: 0.0%
700		Cintas Corp.	27,832
			27,832
		Toys/Games/Hobbies: 0.0%
1,000		Hasbro, Inc.	18,110
1,700		Mattel, Inc.	28,067
			46,177
		Transportation: 0.6%
1,500		Burlington Northern Santa Fe Corp.	118,875
880		CSX Corp.	61,987
300		FedEx Corp.	35,058
2,800		Norfolk Southern Corp.	149,016
250		Union Pacific Corp.	23,240
4,300		United Parcel Service, Inc.	354,019
742,195
		Total Common Stock (Cost $45,749,796)	48,118,029

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 1	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 52.4%
	Federal Home Loan Bank: 26.9%
$40,000,000	5.540%, due 09/12/08		$35,516,760
	Federal Home Loan Mortgage Corporation: 13.8%
20,500,000	5.460%, due 10/15/08		18,147,810
	Government Trust Certificate: 11.7%
17,600,000	5.540%, due 11/13/08		15,485,765
	Total U.S. Government Agency Obligations (Cost $72,234,807)		69,150,335

U.S. TREASURY OBLIGATIONS: 10.5%
	U.S. Treasury STRIP: 10.5%
15,515,000	5.180%, due 08/15/08		13,934,735
	Total U.S. Treasury Obligations (Cost $13,974,969)		13,934,735
	Total Long-Term Investments (Cost $131,959,572)		131,203,099

SHORT-TERM INVESTMENTS: 0.8%
	Repurchase Agreement: 0.8%
1,053,000	Goldman Sachs Repurchase Agreement dated 06/30/06, 5.230%, due 07/03/06, $1,053,459 to be received upon repurchase (Collateralized by $1,090,000 Federal Home Loan Mortgage Association, 5.250%, Market Value plus accrued interest $1,074,175, due 04/08/16).		1,053,000
	Total Short-Term Investments (Cost $1,053,000)		1,053,000
	Total Investments In Securities (Cost $133,012,572)*	100.2%	$132,256,099
	Other Assets and Liabilities-Net	(0.2)	(328,319)
	Net Assets	100.0%	$131,927,780

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $133,850,701.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$3,355,639
	Gross Unrealized Depreciation	(4,950,241)
	Net Unrealized Depreciation	$(1,594,602)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 2	AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation
as of June 30, 2006

(as a percent of net assets)

U.S. Government Agency Obligations	61.1%
Common Stock	31.9%
U.S. Treasury Obligations	6.3%
Repurchase Agreements	0.9%
Other Assets and Liabilities, Net	-0.2%

Portfolio holdings are subject to change daily

Shares			Value

COMMON STOCK: 31.9%
		Advertising: 0.1%
700		Omnicom Group	$62,363
			62,363
		Aerospace/Defense: 0.8%
3,560		Boeing Co.	291,600
1,000		General Dynamics Corp.	65,460
400		Goodrich Corp.	16,116
100		L-3 Communications Holdings, Inc.	7,542
1,610		Lockheed Martin Corp.	115,501
908		Northrop Grumman Corp.	58,166
2,124		Raytheon Co.	94,667
580		Rockwell Collins, Inc.	32,405
2,680		United Technologies Corp.	169,966
			851,423
		Agriculture: 0.6%
5,510		Altria Group, Inc.	404,599
2,350		Archer-Daniels-Midland Co.	97,008
700		Monsanto Co.	58,933
270		Reynolds America, Inc.	31,131
400		UST, Inc.	18,076
			609,747
		Airlines: 0.1%
2,900		Southwest Airlines Co.	47,473
			47,473
		Apparel: 0.1%
1,660	@	Coach, Inc.	49,634
360		Jones Apparel Group, Inc.	11,444
360		Liz Claiborne, Inc.	13,342
640		Nike, Inc.	51,840
260		VF Corp.	17,659
			143,919
		Auto Manufacturers: 0.1%
7,670		Ford Motor Co.	53,153
200	@	Navistar International Corp.	4,922
500		Paccar, Inc.	41,190
			99,265
		Auto Parts & Equipment: 0.1%
470	@	Goodyear Tire & Rubber Co.	5,217
650		Johnson Controls, Inc.	53,443
			58,660
		Banks: 2.1%
1,040		AmSouth Bancorp.	$27,508
12,144		Bank of America Corp.	584,126
2,360		Bank of New York	75,992
1,611		BB&T Corp.	67,001
640		Comerica, Inc.	33,274
500		Compass Bancshares, Inc.	27,800
400		First Horizon National Corp.	16,080
160		Huntington Bancshares, Inc.	3,773
1,220		Keycorp	43,530
250		M&T Bank Corp.	29,480
830		Marshall & Ilsley Corp.	37,964
1,300		Mellon Financial Corp.	44,759
2,440		National City Corp.	88,304
1,200		North Fork Bancorporation, Inc.	36,204
570		Northern Trust Corp.	31,521
730		PNC Financial Services Group, Inc.	51,224
1,200		Regions Financial Corp.	39,744
830		State Street Corp.	48,215
1,090		SunTrust Banks, Inc.	83,123
191		Synovus Financial Corp.	5,115
6,360		US Bancorp.	196,397
4,267		Wachovia Corp.	230,759
4,410		Wells Fargo & Co.	295,823
70		Zions Bancorporation	5,456
			2,103,172
		Beverages: 0.8%
2,050		Anheuser-Busch Cos., Inc.	93,460
270		Brown-Forman Corp.	19,292
7,320		Coca-Cola Co.	314,906
1,410		Coca-Cola Enterprises, Inc.	28,722
100	@	Constellation Brands, Inc.	2,500
480		Pepsi Bottling Group, Inc.	15,432
5,890		PepsiCo, Inc.	353,636
			827,948
		Biotechnology: 0.3%
3,040	@	Amgen, Inc.	198,299
900	@	Biogen Idec, Inc.	41,697
700	@	Genzyme Corp.	42,735
150	@	Millipore Corp.	9,449
			292,180
		Building Materials: 0.1%
560		American Standard Cos., Inc.	24,231
1,100		Masco Corp.	32,604
240		Vulcan Materials Co.	18,720
			75,555
		Chemicals: 0.4%
100		Air Products & Chemicals, Inc.	6,392
2,560		Dow Chemical Co.	99,917
50		Eastman Chemical Co.	2,700
550		Ecolab, Inc.	22,319
2,400		EI DuPont de Nemours & Co.	99,840
320		International Flavors & Fragrances, Inc.	11,277
790		PPG Industries, Inc.	52,140
1,030		Praxair, Inc.	55,620
560		Rohm & Haas Co.	28,067
380		Sherwin-Williams Co.	18,042
			396,314

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 2	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Commercial Services: 0.3%
500	@	Apollo Group, Inc.	$25,835
2,671		Cendant Corp.	43,511
680		Equifax, Inc.	23,351
1,120		H&R Block, Inc.	26,723
1,610		McKesson Corp.	76,121
880		Moody’s Corp.	47,925
1,250		Paychex, Inc.	48,725
550		Robert Half International, Inc.	23,100
830		RR Donnelley & Sons Co.	26,519
			341,810
		Computers: 1.5%
50	@	Affiliated Computer Services, Inc.	2,581
2,210	@	Apple Computer, Inc.	126,235
700	@	Computer Sciences Corp.	33,908
6,120	@	Dell, Inc.	149,389
1,800		Electronic Data Systems Corp.	43,308
7,240	@	EMC Corp.	79,423
12,570		Hewlett-Packard Co.	398,218
6,990		International Business Machines Corp.	536,972
340	@	Lexmark International, Inc.	18,982
690	@	NCR Corp.	25,282
960	@	Network Appliance, Inc.	33,888
600	@	Sandisk Corp.	30,588
9,100	@	Sun Microsystems, Inc.	37,765
1,410	@	Unisys Corp.	8,855
			1,525,394
		Cosmetics/Personal Care: 0.8%
75		Alberto-Culver Co.	3,654
1,400		Avon Products, Inc.	43,400
1,570		Colgate-Palmolive Co.	94,043
400		Estee Lauder Cos., Inc.	15,468
11,587		Procter & Gamble Co.	644,237
			800,802
		Distribution/Wholesale: 0.0%
558		Genuine Parts Co.	23,246
250		WW Grainger, Inc.	18,808
			42,054
		Diversified Financial Services: 2.8%
3,290		American Express Co.	175,094
638		Ameriprise Financial, Inc.	28,499
1,030		Capital One Financial Corp.	88,014
3,650		Charles Schwab Corp.	58,327
700		CIT Group, Inc.	36,603
13,040		Citigroup, Inc.	629,050
1,560		Countrywide Financial Corp.	59,405
1,400	@	E*Trade Financial Corp.	31,948
2,520		Fannie Mae	121,212
150		Federated Investors, Inc.	4,725
380		Franklin Resources, Inc.	32,988
1,800		Freddie Mac	102,618
1,990		Goldman Sachs Group, Inc.	299,356
800		Janus Capital Group, Inc.	14,320
9,100		JPMorgan Chase & Co.	382,200
400		Legg Mason, Inc.	39,808
2,400		Lehman Brothers Holdings, Inc.	156,360
2,410		Merrill Lynch & Co., Inc.	167,640
4,830		Morgan Stanley	305,304
1,300		SLM Corp.	$68,796
600		T. Rowe Price Group, Inc.	22,686
500		The Bear Stearns Cos., Inc.	70,040
			2,894,993
		Electric: 0.9%
2,180	@	AES Corp.	40,221
650	@	Allegheny Energy, Inc.	24,096
1,590		American Electric Power Co., Inc.	54,458
1,400		CenterPoint Energy Resources Corp.	17,500
950	@	CMS Energy Corp.	12,293
150		Consolidated Edison, Inc.	6,666
790		Constellation Energy Group, Inc.	43,071
1,200		Dominion Resources, Inc.	89,748
700		DTE Energy Co.	28,518
4,142		Duke Energy Corp.	121,651
1,130		Edison International	44,070
500		Exelon Corp.	28,415
1,670		FirstEnergy Corp.	90,531
1,400		FPL Group, Inc.	57,932
1,190		Pacific Gas & Electric Co.	46,743
500		Pinnacle West Capital Corp.	19,955
1,420		PPL Corp.	45,866
200		Progress Energy, Inc.	8,574
150		Public Service Enterprise Group, Inc.	9,918
700		Southern Co.	22,435
150		TECO Energy, Inc.	2,241
1,500		TXU Corp.	89,685
1,780		Xcel Energy, Inc.	34,140
			938,727
		Electrical Components & Equipment: 0.1%
1,060		Emerson Electric Co.	88,839
500		Molex, Inc.	16,785
			105,624
		Electronics: 0.2%
1,530	@	Agilent Technologies, Inc.	48,287
820		Applera Corp.-Applied Biosystems Group	26,527
300	@	Fisher Scientific International, Inc.	21,915
410		Jabil Circuit, Inc.	10,496
530		PerkinElmer, Inc.	11,077
2,050	@	Sanmina-SCI Corp.	9,430
4,280	@	Solectron Corp.	14,638
550	@	Thermo Electron Corp.	19,932
500	@	Waters Corp.	22,200
			184,502
		Engineering & Construction: 0.0%
300		Fluor Corp.	27,879
			27,879
		Entertainment: 0.0%
850		International Game Technology	32,249
			32,249

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 2	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Environmental Control: 0.1%
1,430		Waste Management, Inc.	$51,308
			51,308
		Food: 0.5%
600		Campbell Soup Co.	22,266
1,870		ConAgra Foods, Inc.	41,346
400	@	Dean Foods Co.	14,876
1,300		General Mills, Inc.	67,158
1,150		HJ Heinz Co.	47,403
840		Kellogg Co.	40,681
1,950		Kroger Co.	42,627
650		McCormick & Co., Inc.	21,808
1,500		Safeway, Inc.	39,000
2,715		Sara Lee Corp.	43,494
808		Supervalu, Inc.	24,806
500		Whole Foods Market, Inc.	32,320
725		WM Wrigley Jr. Co.	32,886
			470,671
		Forest Products & Paper: 0.1%
1,300		International Paper Co.	41,990
170		Louisiana-Pacific Corp.	3,723
800		MeadWestvaco Corp.	22,344
150		Plum Creek Timber Co., Inc.	5,325
200		Temple-Inland, Inc.	8,574
600		Weyerhaeuser Co.	37,350
			119,306
		Gas: 0.1%
200		Nicor, Inc.	8,300
1,010		Sempra Energy	45,935
			54,235
		Hand/Machine Tools: 0.0%
290		Black & Decker Corp.	24,493
250		Stanley Works	11,805
			36,298
		Healthcare-Products: 0.7%
230		Bausch & Lomb, Inc.	11,279
1,710		Baxter International, Inc.	62,860
600		Becton Dickinson & Co.	36,678
330		CR Bard, Inc.	24,176
7,770		Johnson & Johnson	465,578
1,220	@	St. Jude Medical, Inc.	39,552
200		Stryker Corp.	8,422
900	@	Zimmer Holdings, Inc.	51,048
			699,593
		Healthcare-Services: 0.7%
2,720		Aetna, Inc.	108,610
780	@	Coventry Health Care, Inc.	42,853
690	@	Humana, Inc.	37,053
500	@	Laboratory Corp. of America Holdings	31,115
580		Quest Diagnostics	34,754
6,040		UnitedHealth Group, Inc.	270,471
2,950	@	WellPoint, Inc.	214,672
			739,528
		Home Furnishings: 0.0%
200		Harman International Industries, Inc.	17,074
150		Whirlpool Corp.	12,398
			29,472
		Household Products/Wares: 0.1%
100		Avery Dennison Corp.	$5,806
80		Clorox Co.	4,878
510		Fortune Brands, Inc.	36,215
1,440		Kimberly-Clark Corp.	88,848
			135,747
		Housewares: 0.0%
950		Newell Rubbermaid, Inc.	24,539
			24,539
		Insurance: 1.6%
1,050	@@	ACE Ltd.	53,120
1,320		Aflac, Inc.	61,182
2,230		Allstate Corp.	122,048
370		AMBAC Financial Group, Inc.	30,007
6,770		American International Group, Inc.	399,769
950		AON Corp.	33,079
1,880		Chubb Corp.	93,812
270		Cigna Corp.	26,598
440		Cincinnati Financial Corp.	20,684
1,300		Genworth Financial, Inc.	45,292
1,100		Hartford Financial Services Group, Inc.	93,060
1,314		Lincoln National Corp.	74,162
1,020		Loews Corp.	36,159
390		MBIA, Inc.	22,835
2,680		Metlife, Inc.	137,243
330		MGIC Investment Corp.	21,450
700		Principal Financial Group	38,955
2,020		Progressive Corp.	51,934
1,740		Prudential Financial, Inc.	135,198
550		Safeco Corp.	30,993
1,860		St. Paul Cos.	82,919
290		Torchmark Corp.	17,609
1,300		UnumProvident Corp.	23,569
			1,651,677
		Internet: 0.4%
800	@	Amazon.com, Inc.	30,944
3,060	@	eBay, Inc.	89,627
500	@	Google, Inc.	209,665
400	@	Monster Worldwide, Inc.	17,064
2,701	@	Symantec Corp.	41,974
200	@	VeriSign, Inc.	4,634
			393,908
		Iron/Steel: 0.1%
1,620		Nucor Corp.	87,885
360		United States Steel Corp.	25,243
			113,128
		Leisure Time: 0.1%
470		Brunswick Corp.	15,628
1,480		Carnival Corp.	61,775
740		Harley-Davidson, Inc.	40,619
40		Sabre Holdings Corp.	880
			118,902
		Lodging: 0.1%
100		Harrah’s Entertainment, Inc.	7,118
1,100		Hilton Hotels Corp.	31,108
1,080		Marriott International, Inc.	41,170
730		Starwood Hotels & Resorts	44,048
			123,444

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 2	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Machinery-Construction & Mining: 0.1%
1,800		Caterpillar, Inc.	$134,064
			134,064
		Machinery-Diversified: 0.1%
50		Cummins, Inc.	6,113
600		Deere & Co.	50,094
520		Rockwell Automation, Inc.	37,445
			93,652
		Media: 1.0%
2,885		CBS Corp.-Class B	78,039
1,400		Clear Channel Communications, Inc.	43,330
5,600	@	Comcast Corp.	183,344
300		EW Scripps Co.	12,942
1,620		McGraw-Hill Cos., Inc.	81,373
170		Meredith Corp.	8,422
490		New York Times Co.	12,025
8,450		News Corp., Inc.	162,071
11,790		Time Warner, Inc.	203,967
800	@	Univision Communications, Inc.	26,800
1,985	@	Viacom, Inc.-Class B	71,142
5,730		Walt Disney Co.	171,900
			1,055,355
		Mining: 0.2%
2,300		Alcoa, Inc.	74,428
480		Freeport-McMoRan Copper & Gold, Inc.	26,597
1,200		Newmont Mining Corp.	63,516
540		Phelps Dodge Corp.	44,366
			208,907
		Miscellaneous Manufacturing: 1.5%
2,020		3M Co.	163,155
290	@	Cooper Industries Ltd.	26,947
790		Danaher Corp.	50,813
750		Dover Corp.	37,073
1,000		Eastman Kodak Co.	23,780
530		Eaton Corp.	39,962
27,270		General Electric Co.	898,819
2,960		Honeywell International, Inc.	119,288
1,040		Illinois Tool Works, Inc.	49,400
860	@@	Ingersoll-Rand Co.	36,791
560		ITT Industries, Inc.	27,720
700		Leggett & Platt, Inc.	17,486
410		Parker Hannifin Corp.	31,816
310		Textron, Inc.	28,576
			1,551,626
		Office/Business Equipment: 0.1%
890		Pitney Bowes, Inc.	36,757
3,280	@	Xerox Corp.	45,625
			82,382
		Oil & Gas: 3.2%
1,040		Anadarko Petroleum Corp.	49,598
820		Apache Corp.	55,965
8,913		ChevronTexaco Corp.	553,141
5,266		ConocoPhillips	345,081
1,250		Devon Energy Corp.	75,513
780		EOG Resources, Inc.	54,085
24,420		ExxonMobil Corp.	1,498,148
660		Hess Corp.	$34,881
520		Kerr-McGee Corp.	36,062
1,160		Marathon Oil Corp.	96,628
500		Murphy Oil Corp.	27,930
800	@,@@	Nabors Industries Ltd.	27,032
300	@	Noble Corp.	22,326
1,690		Occidental Petroleum Corp.	173,310
300		Rowan Cos., Inc.	10,677
480		Sunoco, Inc.	33,259
200	@	Transocean, Inc.	16,064
2,500		Valero Energy Corp.	166,300
1,000		XTO Energy, Inc.	44,270
			3,320,270
		Oil & Gas Services: 0.3%
200		Baker Hughes, Inc.	16,370
1,200		Halliburton Co.	89,052
2,800		Schlumberger Ltd.	182,308
			287,730
		Packaging & Containers: 0.1%
520		Ball Corp.	19,261
400		Bemis Co.	12,248
600	@	Pactiv Corp.	14,850
310		Sealed Air Corp.	16,145
			62,504
		Pharmaceuticals: 1.7%
4,000		Abbott Laboratories	174,440
460		Allergan, Inc.	49,340
1,100		AmerisourceBergen Corp.	46,112
400	@	Barr Pharmaceuticals, Inc.	19,076
1,200		Bristol-Myers Squibb Co.	31,032
1,080		Cardinal Health, Inc.	69,476
1,410		Caremark Rx, Inc.	70,317
680	@	Express Scripts, Inc.	48,783
1,110	@	Forest Laboratories, Inc.	42,946
1,400	@	Gilead Sciences, Inc.	82,824
670	@	Hospira, Inc.	28,770
1,300	@	King Pharmaceuticals, Inc.	22,100
770	@	Medco Health Solutions, Inc.	44,106
7,780		Merck & Co., Inc.	283,425
800		Mylan Laboratories	16,000
19,240		Pfizer, Inc.	451,563
4,500		Schering-Plough Corp.	85,635
500	@	Watson Pharmaceuticals, Inc.	11,640
3,480		Wyeth	154,547
			1,732,132
		Pipelines: 0.0%
90		Kinder Morgan, Inc.	8,990
300		Williams Cos., Inc.	7,008
			15,998
		Real Estate Investment Trust: 0.1%
100		Apartment Investment & Management Co.	4,345
700		Kimco Realty Corp.	25,543
300		Public Storage, Inc.	22,770
630		Simon Property Group LP	52,252
			104,910
		Retail: 2.1%
700	@	Autonation, Inc.	15,008

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 2	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
250	@	Autozone, Inc.	$22,050
1,040	@	Bed Bath & Beyond, Inc.	34,497
1,685		Best Buy Co., Inc.	92,405
570		Circuit City Stores, Inc.	15,515
1,630		Costco Wholesale Corp.	93,122
2,100		CVS Corp.	64,470
410		Darden Restaurants, Inc.	16,154
1,200		Dollar General Corp.	16,776
300		Family Dollar Stores, Inc.	7,329
1,504		Federated Department Stores	55,046
1,730		Gap, Inc.	30,102
5,610		Home Depot, Inc.	200,782
800		JC Penney Co., Inc.	54,008
1,000	@	Kohl’s Corp.	59,120
1,220		Limited Brands	31,220
2,030		Lowe’s Cos., Inc.	123,160
5,550		McDonald’s Corp.	186,480
760		Nordstrom, Inc.	27,740
1,230	@	Office Depot, Inc.	46,740
330	@	Sears Holding Corp.	51,097
3,750		Staples, Inc.	91,200
3,710	@	Starbucks Corp.	140,090
2,300		Target Corp.	112,401
300		Tiffany & Co.	9,906
1,590		TJX Cos., Inc.	36,347
6,540		Wal-Mart Stores, Inc.	315,032
3,610		Walgreen Co.	161,872
520		Wendy’s International, Inc.	30,311
1,080		Yum! Brands, Inc.	54,292
			2,194,272
		Savings & Loans: 0.1%
640		Golden West Financial Corp.	47,488
210		Sovereign Bancorp, Inc.	4,265
586		Washington Mutual, Inc.	26,710
			78,463
		Semiconductors: 1.0%
2,000	@	Advanced Micro Devices, Inc.	48,840
1,260	@	Altera Corp.	22,113
1,150		Analog Devices, Inc.	36,961
4,860		Applied Materials, Inc.	79,121
1,150	@	Broadcom Corp.	34,558
1,810	@	Freescale Semiconductor, Inc.	53,214
15,410		Intel Corp.	292,020
150		KLA-Tencor Corp.	6,236
780		Linear Technology Corp.	26,122
1,500	@	LSI Logic Corp.	13,425
1,070		Maxim Integrated Products	34,358
3,000	@	Micron Technology, Inc.	45,180
1,640		National Semiconductor Corp.	39,114
50	@	Novellus Systems, Inc.	1,235
1,300	@	Nvidia Corp.	27,677
500	@	QLogic Corp.	8,620
4,220		Texas Instruments, Inc.	127,824
1,000		Xilinx, Inc.	22,650
			919,268
		Software: 1.1%
1,760	@	Adobe Systems, Inc.	53,434
740	@	Autodesk, Inc.	25,500
1,730		Automatic Data Processing, Inc.	78,456
950	@	BMC Software, Inc.	22,705
1,540		CA, Inc.	31,647
650	@	Citrix Systems, Inc.	$26,091
1,690	@	Compuware Corp.	11,323
990	@	Electronic Arts, Inc.	42,610
2,038		First Data Corp.	91,792
650	@	Fiserv, Inc.	29,484
120		IMS Health, Inc.	3,222
570	@	Intuit, Inc.	34,422
23,260		Microsoft Corp.	541,958
1,300	@	Novell, Inc.	8,619
9,880	@	Oracle Corp.	143,161
336	@	Parametric Technology Corp.	4,271
			1,148,695
		Telecommunications: 1.9%
300		Alltel Corp.	19,149
13,286		AT&T, Inc.	370,547
680	@	Avaya, Inc.	7,766
6,100		BellSouth Corp.	220,820
360		CenturyTel, Inc.	13,374
27,360	@	Cisco Systems, Inc.	534,341
1,200		Citizens Communications Co.	15,660
120	@	Comverse Technology, Inc.	2,372
4,040	@	Corning, Inc.	97,728
452	@	Embarq Corp.	18,527
11,100		Motorola, Inc.	223,665
4,380		Qualcomm, Inc.	175,507
10,154		Sprint Corp.-FON Group	202,978
1,350	@	Tellabs, Inc.	17,969
1,950		Verizon Communications, Inc.	65,306
			1,985,709
		Textiles: 0.0%
490		Cintas Corp.	19,482
			19,482
		Toys/Games/Hobbies: 0.0%
630		Hasbro, Inc.	11,409
1,400		Mattel, Inc.	23,114
			34,523
		Transportation: 0.5%
1,100		Burlington Northern Santa Fe Corp.	87,175
560		CSX Corp.	39,446
150		FedEx Corp.	17,529
1,850		Norfolk Southern Corp.	98,457
100		Union Pacific Corp.	9,296
2,880		United Parcel Service, Inc.	237,110
			489,013
		Total Common Stock (Cost $31,510,839)	32,742,764

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 61.1%

	Federal Home Loan Mortgage Corporation: 29.5%
$35,000,000	5.640%, due 03/15/09	30,301,985
	Federal National Mortgage Association: 31.6%
37,000,000	5.460%, due 12/15/08	32,462,949
	Total U.S. Government Agency Obligations (Cost $65,792,493)	62,764,934

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 2	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
U.S. TREASURY OBLIGATIONS: 6.3%
	U.S. Treasury STRIP: 6.3%
$7,248,000	5.190%, due 11/15/08		$6,426,207
	Total U.S. Treasury Obligations (Cost $6,444,392)		6,426,207
	Total Long-Term Investments (Cost $103,747,724)		101,933,905

SHORT-TERM INVESTMENTS: 0.9%
	Repurchase Agreement: 0.9%
954,000	Goldman Sachs Repurchase Agreement dated 06/30/06, 5.230%, due 07/03/06, $954,416 to be received upon repurchase (Collateralized by $988,000 Federal Home Loan Mortgage Association, 5.250%, Market Value plus accrued interest $973,656, due 04/18/16).		954,000
	Total Short-Term Investments (Cost $954,000)		954,000
	Total Investments In Securities (Cost $104,701,724)*	100.2%	$102,887,905
	Other Assets and Liabilities-Net	(0.2)	(239,131)
	Net Assets	100.0%	$102,648,774

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $105,228,218.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$2,021,109
	Gross Unrealized Depreciation	(4,361,422)
	Net Unrealized Depreciation	$(2,340,313)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 3	AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation
as of June 30, 2006

(as a percent of net assets)

U.S. Government Agency Obligations	62.4%
Common Stock	28.0%
U.S. Treasury Obligations	9.1%
Repurchase Agreements	0.9%
Other Assets and Liabilities, Net	-0.3%

Portfolio holdings are subject to change daily

Shares			Value
COMMON STOCK: 28.0%
		Advertising: 0.1%
1,010		Omnicom Group	$89,981
			89,981
		Aerospace/Defense: 0.7%
4,430		Boeing Co.	362,861
1,300		General Dynamics Corp.	85,098
500		Goodrich Corp.	20,145
50		L-3 Communications Holdings, Inc.	3,771
2,050		Lockheed Martin Corp.	147,067
1,120		Northrop Grumman Corp.	71,747
2,613		Raytheon Co.	116,461
640		Rockwell Collins, Inc.	35,757
3,360		United Technologies Corp.	213,091
			1,055,998
		Agriculture: 0.5%
6,830		Altria Group, Inc.	501,527
2,930		Archer-Daniels-Midland Co.	120,950
860		Monsanto Co.	72,403
320		Reynolds America, Inc.	36,896
600		UST, Inc.	27,114
			758,890
		Airlines: 0.0%
2,800		Southwest Airlines Co.	45,836
			45,836
		Apparel: 0.1%
2,120	@	Coach, Inc.	63,388
420		Jones Apparel Group, Inc.	13,352
410		Liz Claiborne, Inc.	15,195
710		Nike, Inc.	57,510
410		VF Corp.	27,847
			177,292
		Auto Manufacturers: 0.1%
8,300		Ford Motor Co.	57,519
400	@	Navistar International Corp.	9,844
700		Paccar, Inc.	57,666
			125,029
		Auto Parts & Equipment: 0.1%
1,050	@	Goodyear Tire & Rubber Co.	11,655
780		Johnson Controls, Inc.	64,132
			75,787
		Banks: 1.8%
1,430		AmSouth Bancorp.	$37,824
15,224		Bank of America Corp.	732,274
2,560		Bank of New York	82,432
2,343		BB&T Corp.	97,445
610		Comerica, Inc.	31,714
550		Compass Bancshares, Inc.	30,580
380		First Horizon National Corp.	15,276
360		Huntington Bancshares, Inc.	8,489
1,650		Keycorp	58,872
300		M&T Bank Corp.	35,376
780		Marshall & Ilsley Corp.	35,677
1,370		Mellon Financial Corp.	47,169
3,030		National City Corp.	109,656
1,900		North Fork Bancorporation, Inc.	57,323
600		Northern Trust Corp.	33,180
950		PNC Financial Services Group, Inc.	66,662
1,500		Regions Financial Corp.	49,680
1,050		State Street Corp.	60,995
1,230		SunTrust Banks, Inc.	93,800
252		Synovus Financial Corp.	6,749
7,960		US Bancorp.	245,805
5,378		Wachovia Corp.	290,842
5,540		Wells Fargo & Co.	371,623
100		Zions Bancorporation	7,794
			2,607,237
		Beverages: 0.7%
2,530		Anheuser-Busch Cos., Inc.	115,343
410		Brown-Forman Corp.	29,295
9,170		Coca-Cola Co.	394,493
1,310		Coca-Cola Enterprises, Inc.	26,685
300	@	Constellation Brands, Inc.	7,500
580		Pepsi Bottling Group, Inc.	18,647
7,370		PepsiCo, Inc.	442,495
			1,034,458
		Biotechnology: 0.3%
3,800	@	Amgen, Inc.	247,874
1,300	@	Biogen Idec, Inc.	60,229
850	@	Genzyme Corp.	51,893
250	@	Millipore Corp.	15,748
			375,744
		Building Materials: 0.1%
730		American Standard Cos., Inc.	31,587
1,320		Masco Corp.	39,125
300		Vulcan Materials Co.	23,400
			94,112
		Chemicals: 0.4%
150		Air Products & Chemicals, Inc.	9,588
3,180		Dow Chemical Co.	124,115
350		Eastman Chemical Co.	18,900
600		Ecolab, Inc.	24,348
3,000		EI DuPont de Nemours & Co.	124,800
530		International Flavors & Fragrances, Inc.	18,677
970		PPG Industries, Inc.	64,020
1,080		Praxair, Inc.	58,320
860		Rohm & Haas Co.	43,103
700		Sherwin-Williams Co.	33,236
			519,107

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 3	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Commercial Services: 0.3%
500	@	Apollo Group, Inc.	$25,835
4,011		Cendant Corp.	65,339
740		Equifax, Inc.	25,412
1,080		H&R Block, Inc.	25,769
1,700		McKesson Corp.	80,376
800		Moody’s Corp.	43,568
1,410		Paychex, Inc.	54,962
690		Robert Half International, Inc.	28,980
700		RR Donnelley & Sons Co.	22,365
			372,606
		Computers: 1.3%
100	@	Affiliated Computer Services, Inc.	5,161
2,810	@	Apple Computer, Inc.	160,507
750	@	Computer Sciences Corp.	36,330
7,750	@	Dell, Inc.	189,178
2,000		Electronic Data Systems Corp.	48,120
7,790	@	EMC Corp.	85,456
15,780		Hewlett-Packard Co.	499,910
8,770		International Business Machines Corp.	673,711
120	@	Lexmark International, Inc.	6,700
700	@	NCR Corp.	25,648
1,410	@	Network Appliance, Inc.	49,773
700	@	Sandisk Corp.	35,686
13,600	@	Sun Microsystems, Inc.	56,440
1,220	@	Unisys Corp.	7,662
			1,880,282
		Cosmetics/Personal Care: 0.7%
30		Alberto-Culver Co.	1,462
1,800		Avon Products, Inc.	55,800
1,730		Colgate-Palmolive Co.	103,627
400		Estee Lauder Cos., Inc.	15,468
14,572		Procter & Gamble Co.	810,203
			986,560
		Distribution/Wholesale: 0.0%
588		Genuine Parts Co.	24,496
400		WW Grainger, Inc.	30,092
			54,588
		Diversified Financial Services: 2.5%
4,090		American Express Co.	217,670
778		Ameriprise Financial, Inc.	34,753
1,330		Capital One Financial Corp.	113,649
4,600		Charles Schwab Corp.	73,508
850		CIT Group, Inc.	44,447
16,440		Citigroup, Inc.	793,066
2,030		Countrywide Financial Corp.	77,302
1,400	@	E*Trade Financial Corp.	31,948
3,190		Fannie Mae	153,439
260		Federated Investors, Inc.	8,190
570		Franklin Resources, Inc.	49,482
2,300		Freddie Mac	131,123
2,460		Goldman Sachs Group, Inc.	370,058
900		Janus Capital Group, Inc.	16,110
11,500		JPMorgan Chase & Co.	483,000
500		Legg Mason, Inc.	49,760
3,060		Lehman Brothers Holdings, Inc.	199,359
2,980		Merrill Lynch & Co., Inc.	207,289
6,040		Morgan Stanley	381,788
1,350		SLM Corp.	71,442
1,000		T. Rowe Price Group, Inc.	$37,810
650		The Bear Stearns Cos., Inc.	91,052
			3,636,245
		Electric: 0.7%
2,630	@	AES Corp.	48,524
700	@	Allegheny Energy, Inc.	25,949
1,530		American Electric Power Co., Inc.	52,403
1,150		CenterPoint Energy Resources Corp.	14,375
850	@	CMS Energy Corp.	10,999
250		Consolidated Edison, Inc.	11,110
730		Constellation Energy Group, Inc.	39,800
1,300		Dominion Resources, Inc.	97,227
900		DTE Energy Co.	36,666
4,810		Duke Energy Corp.	141,270
1,290		Edison International	50,310
500		Exelon Corp.	28,415
2,120		FirstEnergy Corp.	114,925
1,640		FPL Group, Inc.	67,863
1,320		Pacific Gas & Electric Co.	51,850
500		Pinnacle West Capital Corp.	19,955
1,960		PPL Corp.	63,308
300		Progress Energy, Inc.	12,861
300		Public Service Enterprise Group, Inc.	19,836
700		Southern Co.	22,435
200		TECO Energy, Inc.	2,988
1,760		TXU Corp.	105,230
1,970		Xcel Energy, Inc.	37,785
			1,076,084
		Electrical Components & Equipment: 0.1%
1,310		Emerson Electric Co.	109,791
500		Molex, Inc.	16,785
			126,576
		Electronics: 0.2%
1,870	@	Agilent Technologies, Inc.	59,017
1,020		Applera Corp.-Applied Biosystems Group	32,997
500	@	Fisher Scientific International, Inc.	36,525
580		Jabil Circuit, Inc.	14,848
760		PerkinElmer, Inc.	15,884
1,900	@	Sanmina-SCI Corp.	8,740
4,050	@	Solectron Corp.	13,851
660	@	Thermo Electron Corp.	23,918
500	@	Waters Corp.	22,200
			227,980
		Engineering & Construction: 0.0%
400		Fluor Corp.	37,172
			37,172
		Entertainment: 0.0%
1,450		International Game Technology	55,013
			55,013
		Environmental Control: 0.0%
1,800		Waste Management, Inc.	64,584
			64,584

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 3	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Food: 0.4%
800		Campbell Soup Co.	$29,688
2,070		ConAgra Foods, Inc.	45,768
500	@	Dean Foods Co.	18,595
1,600		General Mills, Inc.	82,656
1,070		HJ Heinz Co.	44,105
820		Kellogg Co.	39,713
2,600		Kroger Co.	56,836
700		McCormick & Co., Inc.	23,485
1,750		Safeway, Inc.	45,500
2,468		Sara Lee Corp.	39,537
1,374		Supervalu, Inc.	42,182
500		Whole Foods Market, Inc.	32,320
975		WM Wrigley Jr. Co.	44,226
			544,611
		Forest Products & Paper: 0.1%
1,900		International Paper Co.	61,370
720		Louisiana-Pacific Corp.	15,768
550		MeadWestvaco Corp.	15,362
200		Plum Creek Timber Co., Inc.	7,100
700		Temple-Inland, Inc.	30,009
800		Weyerhaeuser Co.	49,800
			179,409
		Gas: 0.0%
200		Nicor, Inc.	8,300
980		Sempra Energy	44,570
			52,870
		Hand/Machine Tools: 0.1%
400		Black & Decker Corp.	33,784
390		Snap-On, Inc.	15,764
470		Stanley Works	22,193
			71,741
		Healthcare-Products: 0.6%
70		Bausch & Lomb, Inc.	3,433
2,390		Baxter International, Inc.	87,856
770		Becton Dickinson & Co.	47,070
1,000	@	Boston Scientific Corp.	16,840
330		CR Bard, Inc.	24,176
9,810		Johnson & Johnson	587,815
1,450	@	St. Jude Medical, Inc.	47,009
200		Stryker Corp.	8,422
800	@	Zimmer Holdings, Inc.	45,376
			867,997
		Healthcare-Services: 0.6%
3,280		Aetna, Inc.	130,970
890	@	Coventry Health Care, Inc.	48,897
1,100	@	Humana, Inc.	59,070
500	@	Laboratory Corp. of America Holdings	31,115
620		Quest Diagnostics	37,150
7,550		UnitedHealth Group, Inc.	338,089
3,700	@	WellPoint, Inc.	269,249
			914,540
		Home Furnishings: 0.0%
300		Harman International Industries, Inc.	25,611
200		Whirlpool Corp.	16,530
			42,141
		Household Products/Wares: 0.1%
100		Avery Dennison Corp.	$5,806
150		Clorox Co.	9,146
600		Fortune Brands, Inc.	42,606
1,550		Kimberly-Clark Corp.	95,635
			153,193
		Housewares: 0.0%
1,100		Newell Rubbermaid, Inc.	28,413
			28,413
		Insurance: 1.4%
1,110	@@	ACE Ltd.	56,155
1,820		Aflac, Inc.	84,357
2,900		Allstate Corp.	158,717
440		AMBAC Financial Group, Inc.	35,684
8,490		American International Group, Inc.	501,335
1,200		AON Corp.	41,784
2,240		Chubb Corp.	111,776
360		Cigna Corp.	35,464
576		Cincinnati Financial Corp.	27,078
1,500		Genworth Financial, Inc.	52,260
1,300		Hartford Financial Services Group, Inc.	109,980
1,620		Lincoln National Corp.	91,433
1,570		Loews Corp.	55,657
680		MBIA, Inc.	39,814
3,390		Metlife, Inc.	173,602
380		MGIC Investment Corp.	24,700
1,090		Principal Financial Group	60,659
2,540		Progressive Corp.	65,303
2,240		Prudential Financial, Inc.	174,048
560		Safeco Corp.	31,556
2,280		St. Paul Cos.	101,642
480		Torchmark Corp.	29,146
1,100		UnumProvident Corp.	19,943
			2,082,093
		Internet: 0.4%
1,200	@	Amazon.com, Inc.	46,416
3,750	@	eBay, Inc.	109,838
700	@	Google, Inc.	293,531
450	@	Monster Worldwide, Inc.	19,197
3,417	@	Symantec Corp.	53,100
200	@	VeriSign, Inc.	4,634
			526,716
		Iron/Steel: 0.1%
1,740		Nucor Corp.	94,395
370		United States Steel Corp.	25,944
			120,339
		Leisure Time: 0.1%
540		Brunswick Corp.	17,955
1,400		Carnival Corp.	58,436
850		Harley-Davidson, Inc.	46,657
100		Sabre Holdings Corp.	2,200
			125,248
		Lodging: 0.1%
100		Harrah’s Entertainment, Inc.	7,118
1,390		Hilton Hotels Corp.	39,309
1,300		Marriott International, Inc.	49,556
670		Starwood Hotels & Resorts	40,428
			136,411

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 3	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Machinery-Construction & Mining: 0.1%
2,200		Caterpillar, Inc.	$163,856
			163,856
		Machinery-Diversified: 0.1%
250		Cummins, Inc.	30,563
900		Deere & Co.	75,141
630		Rockwell Automation, Inc.	45,366
			151,070
		Media: 0.9%
3,430		CBS Corp.-Class B	92,782
2,000		Clear Channel Communications, Inc.	61,900
7,000	@	Comcast Corp.	229,180
2,100		McGraw-Hill Cos., Inc.	105,483
170		Meredith Corp.	8,422
630		New York Times Co.	15,460
10,650		News Corp., Inc.	204,267
14,840		Time Warner, Inc.	256,732
1,000	@	Univision Communications, Inc.	33,500
2,330	@	Viacom, Inc.-Class B	83,507
7,240		Walt Disney Co.	217,200
			1,308,433
		Mining: 0.2%
2,900		Alcoa, Inc.	93,844
750		Freeport-McMoRan Copper & Gold, Inc.	41,558
1,500		Newmont Mining Corp.	79,395
740		Phelps Dodge Corp.	60,798
			275,595
		Miscellaneous Manufacturing: 1.3%
2,470		3M Co.	199,502
340	@	Cooper Industries Ltd.	31,593
1,120		Danaher Corp.	72,038
660		Dover Corp.	32,624
1,100		Eastman Kodak Co.	26,158
530		Eaton Corp.	39,962
34,270		General Electric Co.	1,129,539
3,730		Honeywell International, Inc.	150,319
1,320		Illinois Tool Works, Inc.	62,700
1,060	@@	Ingersoll-Rand Co.	45,347
560		ITT Industries, Inc.	27,720
700		Leggett & Platt, Inc.	17,486
360		Parker Hannifin Corp.	27,936
440		Textron, Inc.	40,559
			1,903,483
		Office/Business Equipment: 0.1%
710		Pitney Bowes, Inc.	29,323
3,820	@	Xerox Corp.	53,136
			82,459
		Oil & Gas: 2.9%
1,360		Anadarko Petroleum Corp.	64,858
940		Apache Corp.	64,155
11,117		ChevronTexaco Corp.	689,921
6,477		ConocoPhillips	424,438
1,260		Devon Energy Corp.	76,117
1,020		EOG Resources, Inc.	70,727
30,400		ExxonMobil Corp.	1,865,029
860		Hess Corp.	45,451
740		Kerr-McGee Corp.	$51,319
1,410		Marathon Oil Corp.	117,453
600		Murphy Oil Corp.	33,516
1,200	@,@@	Nabors Industries Ltd.	40,548
500	@	Noble Corp.	37,210
2,160		Occidental Petroleum Corp.	221,508
400		Rowan Cos., Inc.	14,236
600		Sunoco, Inc.	41,574
3,100		Valero Energy Corp.	206,212
1,300		XTO Energy, Inc.	57,551
			4,121,823
		Oil & Gas Services: 0.3%
200		Baker Hughes, Inc.	16,370
1,500		Halliburton Co.	111,315
3,500		Schlumberger Ltd.	227,885
			355,570
		Packaging & Containers: 0.0%
540		Ball Corp.	20,002
800	@	Pactiv Corp.	19,800
380		Sealed Air Corp.	19,790
			59,592
		Pharmaceuticals: 1.5%
5,100		Abbott Laboratories	222,411
470		Allergan, Inc.	50,412
1,400		AmerisourceBergen Corp.	58,688
400	@	Barr Pharmaceuticals, Inc.	19,076
1,600		Bristol-Myers Squibb Co.	41,376
1,340		Cardinal Health, Inc.	86,202
1,440		Caremark Rx, Inc.	71,813
840	@	Express Scripts, Inc.	60,262
1,200	@	Forest Laboratories, Inc.	46,428
1,500	@	Gilead Sciences, Inc.	88,740
950	@	Hospira, Inc.	40,793
1,310	@	King Pharmaceuticals, Inc.	22,270
1,150	@	Medco Health Solutions, Inc.	65,872
9,740		Merck & Co., Inc.	354,828
900		Mylan Laboratories	18,000
24,180		Pfizer, Inc.	567,505
4,850		Schering-Plough Corp.	92,296
500	@	Watson Pharmaceuticals, Inc.	11,640
4,380		Wyeth	194,516
			2,113,128
		Pipelines: 0.0%
60		Kinder Morgan, Inc.	5,993
370		Williams Cos., Inc.	8,643
			14,636
		Real Estate Investment Trust: 0.1%
100		Apartment Investment & Management Co.	4,345
800		Kimco Realty Corp.	29,192
400		Public Storage, Inc.	30,360
570		Simon Property Group LP	47,276
			111,173
		Retail: 1.9%
900	@	Autonation, Inc.	19,296
200	@	Autozone, Inc.	17,640
1,090	@	Bed Bath & Beyond, Inc.	36,155
1,825		Best Buy Co., Inc.	100,083

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 3	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
850		Circuit City Stores, Inc.	$23,137
2,080		Costco Wholesale Corp.	118,830
3,100		CVS Corp.	95,170
420		Darden Restaurants, Inc.	16,548
1,100		Dollar General Corp.	15,378
400		Family Dollar Stores, Inc.	9,772
1,764		Federated Department Stores	64,562
1,920		Gap, Inc.	33,408
6,990		Home Depot, Inc.	250,172
1,000		JC Penney Co., Inc.	67,510
1,100	@	Kohl’s Corp.	65,032
1,330		Limited Brands	34,035
2,590		Lowe’s Cos., Inc.	157,135
7,030		McDonald’s Corp.	236,208
900		Nordstrom, Inc.	32,850
1,670	@	Office Depot, Inc.	63,460
490	@	Sears Holding Corp.	75,872
4,105		Staples, Inc.	99,834
4,280	@	Starbucks Corp.	161,613
2,860		Target Corp.	139,768
400		Tiffany & Co.	13,208
1,870		TJX Cos., Inc.	42,748
8,170		Wal-Mart Stores, Inc.	393,549
4,480		Walgreen Co.	200,883
500		Wendy’s International, Inc.	29,145
1,230		Yum! Brands, Inc.	61,832
			2,674,833
		Savings & Loans: 0.1%
810		Golden West Financial Corp.	60,102
420		Sovereign Bancorp, Inc.	8,530
823		Washington Mutual, Inc.	37,512
			106,144
		Semiconductors: 0.8%
2,100	@	Advanced Micro Devices, Inc.	51,282
1,540	@	Altera Corp.	27,027
1,170		Analog Devices, Inc.	37,604
5,210		Applied Materials, Inc.	84,819
1,750	@	Broadcom Corp.	52,588
2,709	@	Freescale Semiconductor, Inc.	79,645
19,380		Intel Corp.	367,251
180		KLA-Tencor Corp.	7,483
1,080		Linear Technology Corp.	36,169
1,400	@	LSI Logic Corp.	12,530
1,140		Maxim Integrated Products	36,605
2,550	@	Micron Technology, Inc.	38,403
2,250		National Semiconductor Corp.	53,663
150	@	Novellus Systems, Inc.	3,705
1,100	@	Nvidia Corp.	23,419
700	@	QLogic Corp.	12,068
5,230		Texas Instruments, Inc.	158,417
1,400		Xilinx, Inc.	31,710
			1,114,388
		Software: 1.0%
1,910	@	Adobe Systems, Inc.	57,988
750	@	Autodesk, Inc.	25,845
1,860		Automatic Data Processing, Inc.	84,351
1,170	@	BMC Software, Inc.	27,963
1,840		CA, Inc.	37,812
540	@	Citrix Systems, Inc.	21,676
2,150	@	Compuware Corp.	14,405
1,070	@	Electronic Arts, Inc.	46,053
2,540		First Data Corp.	$114,402
610	@	Fiserv, Inc.	27,670
260		IMS Health, Inc.	6,981
680	@	Intuit, Inc.	41,065
29,220		Microsoft Corp.	680,826
2,550	@	Novell, Inc.	16,907
12,430	@	Oracle Corp.	180,111
416	@	Parametric Technology Corp.	5,287
			1,389,342
		Telecommunications: 1.7%
400		Alltel Corp.	25,532
15,408		AT&T, Inc.	429,729
1,250	@	Avaya, Inc.	14,275
7,200		BellSouth Corp.	260,640
460		CenturyTel, Inc.	17,089
34,390	@	Cisco Systems, Inc.	671,637
1,300		Citizens Communications Co.	16,965
220	@	Comverse Technology, Inc.	4,349
5,070	@	Corning, Inc.	122,643
681	@	Embarq Corp.	27,914
13,480		Motorola, Inc.	271,622
5,440		Qualcomm, Inc.	217,981
11,835		Sprint Corp.-FON Group	236,582
1,140	@	Tellabs, Inc.	15,173
3,050		Verizon Communications, Inc.	102,145
			2,434,276
		Textiles: 0.0%
420		Cintas Corp.	16,699
			16,699
		Toys/Games/Hobbies: 0.0%
940		Hasbro, Inc.	17,023
1,650		Mattel, Inc.	27,242
			44,265
		Transportation: 0.4%
1,270		Burlington Northern Santa Fe Corp.	100,648
710		CSX Corp.	50,012
200		FedEx Corp.	23,372
2,270		Norfolk Southern Corp.	120,809
200		Union Pacific Corp.	18,592
3,600		United Parcel Service, Inc.	296,388
			609,821
		Total Common Stock (Cost $38,937,545)	40,373,469

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 62.4%

	Federal Home Loan Mortgage Corporation: 37.7%
$2,875,000	5.470%, due 03/15/09	2,489,092
60,000,000	5.640%, due 03/15/09	51,946,260
		54,435,352
	Federal National Mortgage Association: 24.7%
41,691,000	5.460%, due 06/15/09	35,627,141
	Total U.S. Government Agency Obligation (Cost $96,166,121)	90,062,493

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 3	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value

U.S. TREASURY OBLIGATIONS: 9.1%

	U.S. Treasury STRIP: 9.1%
$14,746,000	5.190%, due 11/15/08		$13,074,069
	Total U.S. Treasury Obligations (Cost $13,124,871)		13,074,069
	Total Long-Term Investments (Cost $148,228,537)		143,510,031

SHORT-TERM INVESTMENTS: 0.9%

	Repurchase Agreement: 0.9%
1,231,000	Goldman Sachs Repurchase Agreement dated 06/30/06, 5.230%, due 07/03/06, $1,231,537 to be received upon repurchase (Collateralized by $1,275,000 Federal Home Loan Mortgage Association, 5.250%, Market Value plus accrued interest $1,256,489, due 04/18/16).		1,231,000
	Total Short-Term Investments (Cost $1,231,000)		1,231,000
	Total Investments In Securities (Cost $149,459,537)*	100.3%	$144,741,031
	Other Assets and Liabilities-Net	(0.3)	(413,067)
	Net Assets	100.0%	$144,327,964

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $150,320,686.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$2,130,217
	Gross Unrealized Depreciation	(7,709,872)
	Net Unrealized Depreciation	$(5,579,655)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 4	AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation
as of June 30, 2006

(as a percent of net assets)

U.S. Government Agency Obligations	42.1%
Common Stock	41.4%
U.S. Treasury Obligations	16.0%
Repurchase Agreements	0.6%
Other Assets and Liabilities, Net	-0.1%

Portfolio holdings are subject to change daily

Shares			Value
COMMON STOCK: 41.4%
		Advertising: 0.1%
600		Omnicom Group	$53,454
			53,454
		Aerospace/Defense: 1.1%
2,950		Boeing Co.	241,635
800		General Dynamics Corp.	52,368
300		Goodrich Corp.	12,087
50		L-3 Communications Holdings, Inc.	3,771
1,260		Lockheed Martin Corp.	90,392
740		Northrop Grumman Corp.	47,404
1,259		Raytheon Co.	56,114
450		Rockwell Collins, Inc.	25,142
2,150		United Technologies Corp.	136,353
			665,266
		Agriculture: 0.8%
4,400		Altria Group, Inc.	323,092
1,840		Archer-Daniels-Midland Co.	75,955
570		Monsanto Co.	47,988
200		Reynolds America, Inc.	23,060
300		UST, Inc.	13,557
			483,652
		Airlines: 0.0%
1,600		Southwest Airlines Co.	26,192
			26,192
		Apparel: 0.2%
1,440	@	Coach, Inc.	43,056
350		Jones Apparel Group, Inc.	11,127
400		Liz Claiborne, Inc.	14,824
420		Nike, Inc.	34,020
160		VF Corp.	10,867
			113,894
		Auto Manufacturers: 0.1%
6,500		Ford Motor Co.	45,045
250	@	Navistar International Corp.	6,153
400		Paccar, Inc.	32,952
			84,150
		Auto Parts & Equipment: 0.1%
740	@	Goodyear Tire & Rubber Co.	8,214
400		Johnson Controls, Inc.	32,888
			41,102
		Banks: 2.7%
1,050		AmSouth Bancorp.	27,773
9,603		Bank of America Corp.	461,904
1,700		Bank of New York	$54,740
1,535		BB&T Corp.	63,841
350		Comerica, Inc.	18,197
350		Compass Bancshares, Inc.	19,460
150		First Horizon National Corp.	6,030
450		Huntington Bancshares, Inc.	10,611
850		Keycorp	30,328
150		M&T Bank Corp.	17,688
500		Marshall & Ilsley Corp.	22,870
1,000		Mellon Financial Corp.	34,430
1,990		National City Corp.	72,018
1,000		North Fork Bancorporation, Inc.	30,170
400		Northern Trust Corp.	22,120
600		PNC Financial Services Group, Inc.	42,102
1,100		Regions Financial Corp.	36,432
650		State Street Corp.	37,759
750		SunTrust Banks, Inc.	57,195
113		Synovus Financial Corp.	3,026
5,050		US Bancorp.	155,944
3,351		Wachovia Corp.	181,222
3,450		Wells Fargo & Co.	231,426
			1,637,286
		Beverages: 1.1%
1,650		Anheuser-Busch Cos., Inc.	75,224
200		Brown-Forman Corp.	14,290
5,800		Coca-Cola Co.	249,516
750		Coca-Cola Enterprises, Inc.	15,278
400	@	Constellation Brands, Inc.	10,000
500		Pepsi Bottling Group, Inc.	16,075
4,590		PepsiCo, Inc.	275,584
			655,967
		Biotechnology: 0.4%
2,500	@	Amgen, Inc.	163,075
700	@	Biogen Idec, Inc.	32,431
500	@	Genzyme Corp.	30,525
100	@	Millipore Corp.	6,299
			232,330
		Building Materials: 0.1%
390		American Standard Cos., Inc.	16,875
1,050		Masco Corp.	31,122
300		Vulcan Materials Co.	23,400
			71,397
		Chemicals: 0.5%
50		Air Products & Chemicals, Inc.	3,196
2,150		Dow Chemical Co.	83,915
400		Ecolab, Inc.	16,232
2,000		EI DuPont de Nemours & Co.	83,200
610		PPG Industries, Inc.	40,260
800		Praxair, Inc.	43,200
450		Rohm & Haas Co.	22,554
350		Sherwin-Williams Co.	16,618
			309,175
		Commercial Services: 0.4%
400	@	Apollo Group, Inc.	20,668
2,301		Cendant Corp.	37,483
510		Equifax, Inc.	17,513
750		H&R Block, Inc.	17,895
1,250		McKesson Corp.	59,100

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 4	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Commercial Services (continued)
500		Moody’s Corp.	$27,230
800		Paychex, Inc.	31,184
400		Robert Half International, Inc.	16,800
450		RR Donnelley & Sons Co.	14,378
			242,251
		Computers: 1.9%
50	@	Affiliated Computer Services, Inc.	2,581
1,720	@	Apple Computer, Inc.	98,246
400	@	Computer Sciences Corp.	19,376
4,900	@	Dell, Inc.	119,609
1,250		Electronic Data Systems Corp.	30,075
5,000	@	EMC Corp.	54,850
10,050		Hewlett-Packard Co.	318,384
5,100		International Business Machines Corp.	391,782
300	@	Lexmark International, Inc.	16,749
500	@	NCR Corp.	18,320
750	@	Network Appliance, Inc.	26,475
400	@	Sandisk Corp.	20,392
7,200	@	Sun Microsystems, Inc.	29,880
1,000	@	Unisys Corp.	6,280
			1,152,999
		Cosmetics/Personal Care: 1.1%
200		Alberto-Culver Co.	9,744
1,000		Avon Products, Inc.	31,000
1,150		Colgate-Palmolive Co.	68,885
300		Estee Lauder Cos., Inc.	11,601
9,337		Procter & Gamble Co.	519,137
			640,367
		Distribution/Wholesale: 0.1%
465		Genuine Parts Co.	19,372
250		WW Grainger, Inc.	18,808
			38,180
		Diversified Financial Services: 3.8%
2,600		American Express Co.	138,372
480		Ameriprise Financial, Inc.	21,442
800		Capital One Financial Corp.	68,360
2,900		Charles Schwab Corp.	46,342
500		CIT Group, Inc.	26,145
10,500		Citigroup, Inc.	506,520
1,300		Countrywide Financial Corp.	49,504
800	@	E*Trade Financial Corp.	18,256
2,050		Fannie Mae	98,605
150		Federated Investors, Inc.	4,725
400		Franklin Resources, Inc.	34,724
1,400		Freddie Mac	79,814
1,550		Goldman Sachs Group, Inc.	233,167
500		Janus Capital Group, Inc.	8,950
7,300		JPMorgan Chase & Co.	306,600
300		Legg Mason, Inc.	29,856
1,880		Lehman Brothers Holdings, Inc.	122,482
1,950		Merrill Lynch & Co., Inc.	135,642
3,800		Morgan Stanley	240,198
850		SLM Corp.	44,982
700		T. Rowe Price Group, Inc.	26,467
380		The Bear Stearns Cos., Inc.	53,230
			2,294,383
		Electric: 1.1%
1,600	@	AES Corp.	$29,520
400	@	Allegheny Energy, Inc.	14,828
1,150		American Electric Power Co., Inc.	39,388
900		CenterPoint Energy Resources Corp.	11,250
550	@	CMS Energy Corp.	7,117
100		Consolidated Edison, Inc.	4,444
400		Constellation Energy Group, Inc.	21,808
900		Dominion Resources, Inc.	67,311
400		DTE Energy Co.	16,296
3,180		Duke Energy Corp.	93,397
700		Edison International	27,300
300		Exelon Corp.	17,049
1,150		FirstEnergy Corp.	62,342
900		FPL Group, Inc.	37,242
850		Pacific Gas & Electric Co.	33,388
300		Pinnacle West Capital Corp.	11,973
1,300		PPL Corp.	41,990
200		Progress Energy, Inc.	8,574
100		Public Service Enterprise Group, Inc.	6,612
400		Southern Co.	12,820
600		TECO Energy, Inc.	8,964
1,280		TXU Corp.	76,531
1,250		Xcel Energy, Inc.	23,975
			674,119
		Electrical Components & Equipment: 0.1%
850		Emerson Electric Co.	71,239
400		Molex, Inc.	13,428
			84,667
		Electronics: 0.2%
1,300	@	Agilent Technologies, Inc.	41,028
400		Applera Corp.-Applied Biosystems Group	12,940
300	@	Fisher Scientific International, Inc.	21,915
450		Jabil Circuit, Inc.	11,520
400		PerkinElmer, Inc.	8,360
1,200	@	Sanmina-SCI Corp.	5,520
2,570	@	Solectron Corp.	8,789
400	@	Thermo Electron Corp.	14,496
350	@	Waters Corp.	15,540
			140,108
		Engineering & Construction: 0.0%
200		Fluor Corp.	18,586
			18,586
		Entertainment: 0.0%
700		International Game Technology	26,558
			26,558
		Environmental Control: 0.1%
1,300		Waste Management, Inc.	46,644
			46,644
		Food: 0.5%
400		Campbell Soup Co.	14,844
1,250		ConAgra Foods, Inc.	27,638
300	@	Dean Foods Co.	11,157

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 4	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Food (continued)
1,000		General Mills, Inc.	$51,660
800		HJ Heinz Co.	32,976
500		Kellogg Co.	24,215
1,400		Kroger Co.	30,604
350		McCormick & Co., Inc.	11,743
1,000		Safeway, Inc.	26,000
1,850		Sara Lee Corp.	29,637
595		Supervalu, Inc.	18,267
400		Whole Foods Market, Inc.	25,856
487		WM Wrigley Jr. Co.	22,090
			326,687
		Forest Products & Paper: 0.2%
1,000		International Paper Co.	32,300
400		Louisiana-Pacific Corp.	8,760
400		MeadWestvaco Corp.	11,172
100		Plum Creek Timber Co., Inc.	3,550
400		Temple-Inland, Inc.	17,148
500		Weyerhaeuser Co.	31,125
			104,055
		Gas: 0.1%
150		Nicor, Inc.	6,225
650		Sempra Energy	29,562
			35,787
		Hand/Machine Tools: 0.1%
160		Black & Decker Corp.	13,514
100		Snap-On, Inc.	4,042
300		Stanley Works	14,166
			31,722
		Healthcare-Products: 0.9%
1,250		Baxter International, Inc.	45,950
490		Becton Dickinson & Co.	29,954
500	@	Boston Scientific Corp.	8,420
350		CR Bard, Inc.	25,641
6,300		Johnson & Johnson	377,496
800	@	St. Jude Medical, Inc.	25,936
100		Stryker Corp.	4,211
400	@	Zimmer Holdings, Inc.	22,688
			540,296
		Healthcare-Services: 0.9%
1,590		Aetna, Inc.	63,489
580	@	Coventry Health Care, Inc.	31,865
550	@	Humana, Inc.	29,535
300	@	Laboratory Corp. of America Holdings	18,669
400		Quest Diagnostics	23,968
4,790		UnitedHealth Group, Inc.	214,496
2,290	@	WellPoint, Inc.	166,643
			548,665
		Home Furnishings: 0.0%
200		Harman International Industries, Inc.	17,074
100		Whirlpool Corp.	8,265
			25,339
		Household Products/Wares: 0.2%
100		Avery Dennison Corp.	5,806
100		Clorox Co.	6,097
400		Fortune Brands, Inc.	$28,404
1,100		Kimberly-Clark Corp.	67,870
			108,177
		Housewares: 0.0%
750		Newell Rubbermaid, Inc.	19,373
			19,373
		Insurance: 2.1%
580	@@	ACE Ltd.	29,342
1,050		Aflac, Inc.	48,668
1,790		Allstate Corp.	97,967
300		AMBAC Financial Group, Inc.	24,330
5,450		American International Group, Inc.	321,823
800		AON Corp.	27,856
1,360		Chubb Corp.	67,864
220		Cigna Corp.	21,672
385		Cincinnati Financial Corp.	18,099
900		Genworth Financial, Inc.	31,356
900		Hartford Financial Services Group, Inc.	76,140
864		Lincoln National Corp.	48,764
800		Loews Corp.	28,360
350		MBIA, Inc.	20,493
2,080		Metlife, Inc.	106,517
200		MGIC Investment Corp.	13,000
550		Principal Financial Group	30,608
1,680		Progressive Corp.	43,193
1,460		Prudential Financial, Inc.	113,442
300		Safeco Corp.	16,905
1,380		St. Paul Cos.	61,520
200		Torchmark Corp.	12,144
950		UnumProvident Corp.	17,224
			1,277,287
		Internet: 0.5%
600	@	Amazon.com, Inc.	23,208
2,400	@	eBay, Inc.	70,296
400	@	Google, Inc.	167,732
300	@	Monster Worldwide, Inc.	12,798
2,222	@	Symantec Corp.	34,530
100	@	VeriSign, Inc.	2,317
			310,881
		Iron/Steel: 0.1%
200		Allegheny Technologies, Inc.	13,848
1,000		Nucor Corp.	54,250
300		United States Steel Corp.	21,036
			89,134
		Leisure Time: 0.1%
300		Brunswick Corp.	9,975
950		Carnival Corp.	39,653
500		Harley-Davidson, Inc.	27,445
350		Sabre Holdings Corp.	7,700
			84,773
		Lodging: 0.1%
100		Harrah’s Entertainment, Inc.	7,118
650		Hilton Hotels Corp.	18,382
840		Marriott International, Inc.	32,021
450		Starwood Hotels & Resorts	27,153
			84,674

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 4	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Machinery-Construction & Mining: 0.2%
1,300		Caterpillar, Inc.	$96,824
			96,824
		Machinery-Diversified: 0.1%
50		Cummins, Inc.	6,113
500		Deere & Co.	41,745
450		Rockwell Automation, Inc.	32,405
			80,263
		Media: 1.4%
2,125		CBS Corp.-Class B	57,481
1,100		Clear Channel Communications, Inc.	34,045
4,500	@	Comcast Corp.	147,330
1,220		McGraw-Hill Cos., Inc.	61,281
150		Meredith Corp.	7,431
350		New York Times Co.	8,589
6,750		News Corp., Inc.	129,465
9,300		Time Warner, Inc.	160,890
500	@	Univision Communications, Inc.	16,750
1,725	@	Viacom, Inc.-Class B	61,824
4,650		Walt Disney Co.	139,500
			824,586
		Mining: 0.3%
1,800		Alcoa, Inc.	58,248
350		Freeport-McMoRan Copper & Gold, Inc.	19,394
900		Newmont Mining Corp.	47,637
400		Phelps Dodge Corp.	32,864
			158,143
		Miscellaneous Manufacturing: 2.0%
1,600		3M Co.	129,232
200	@	Cooper Industries Ltd.	18,584
550		Danaher Corp.	35,376
450		Dover Corp.	22,244
600		Eastman Kodak Co.	14,268
450		Eaton Corp.	33,930
21,750		General Electric Co.	716,880
2,350		Honeywell International, Inc.	94,705
800		Illinois Tool Works, Inc.	38,000
700	@@	Ingersoll-Rand Co.	29,946
400		ITT Industries, Inc.	19,800
400		Leggett & Platt, Inc.	9,992
300		Parker Hannifin Corp.	23,280
350		Textron, Inc.	32,263
			1,218,500
		Office/Business Equipment: 0.1%
400		Pitney Bowes, Inc.	16,520
2,300	@	Xerox Corp.	31,993
			48,513
		Oil & Gas: 4.2%
800		Anadarko Petroleum Corp.	38,152
550		Apache Corp.	37,538
5,693		ChevronTexaco Corp.	353,308
4,135		ConocoPhillips	270,967
900		Devon Energy Corp.	54,369
650		EOG Resources, Inc.	45,071
19,400		ExxonMobil Corp.	1,190,166
450		Hess Corp.	$23,783
400		Kerr-McGee Corp.	27,740
900		Marathon Oil Corp.	74,970
400		Murphy Oil Corp.	22,344
700	@,@@	Nabors Industries Ltd.	23,653
300	@	Noble Corp.	22,326
1,400		Occidental Petroleum Corp.	143,570
200		Rowan Cos., Inc.	7,118
400		Sunoco, Inc.	27,716
2,000		Valero Energy Corp.	133,040
700		XTO Energy, Inc.	30,989
			2,526,820
		Oil & Gas Services: 0.4%
100		Baker Hughes, Inc.	8,185
1,050		Halliburton Co.	77,921
2,200		Schlumberger Ltd.	143,242
			229,348
		Packaging & Containers: 0.1%
400		Ball Corp.	14,816
300		Bemis Co.	9,186
400	@	Pactiv Corp.	9,900
200		Sealed Air Corp.	10,416
			44,318
		Pharmaceuticals: 2.2%
3,400		Abbott Laboratories	148,274
400		Allergan, Inc.	42,904
780		AmerisourceBergen Corp.	32,698
300	@	Barr Pharmaceuticals, Inc.	14,307
800		Bristol-Myers Squibb Co.	20,688
880		Cardinal Health, Inc.	56,610
960		Caremark Rx, Inc.	47,875
400	@	Express Scripts, Inc.	28,696
600	@	Forest Laboratories, Inc.	23,214
1,000	@	Gilead Sciences, Inc.	59,160
500	@	Hospira, Inc.	21,470
890	@	King Pharmaceuticals, Inc.	15,130
500	@	Medco Health Solutions, Inc.	28,640
6,100		Merck & Co., Inc.	222,223
500		Mylan Laboratories	10,000
15,200		Pfizer, Inc.	356,744
3,150		Schering-Plough Corp.	59,945
200	@	Watson Pharmaceuticals, Inc.	4,656
2,900		Wyeth	128,789
			1,322,023
		Pipelines: 0.0%
250		Williams Cos., Inc.	5,840
			5,840
		Real Estate Investment Trust: 0.1%
300		Apartment Investment & Management Co.	13,035
400		Kimco Realty Corp.	14,596
300		Public Storage, Inc.	22,770
450		Simon Property Group LP	37,323
			87,724
		Retail: 2.7%
450	@	Autonation, Inc.	9,648
100	@	Autozone, Inc.	8,820
600	@	Bed Bath & Beyond, Inc.	19,902

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 4	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
1,275		Best Buy Co., Inc.	$69,921
550		Circuit City Stores, Inc.	14,971
1,300		Costco Wholesale Corp.	74,269
1,600		CVS Corp.	49,120
450		Darden Restaurants, Inc.	17,730
650		Dollar General Corp.	9,087
200		Family Dollar Stores, Inc.	4,886
1,066		Federated Department Stores	39,016
1,250		Gap, Inc.	21,750
4,470		Home Depot, Inc.	159,981
700		JC Penney Co., Inc.	47,257
700	@	Kohl’s Corp.	41,384
800		Limited Brands	20,472
1,600		Lowe’s Cos., Inc.	97,072
4,550		McDonald’s Corp.	152,880
400		Nordstrom, Inc.	14,600
1,100	@	Office Depot, Inc.	41,800
260	@	Sears Holding Corp.	40,258
2,600		Staples, Inc.	63,232
2,150	@	Starbucks Corp.	81,184
2,000		Target Corp.	97,740
200		Tiffany & Co.	6,604
1,000		TJX Cos., Inc.	22,860
5,000		Wal-Mart Stores, Inc.	240,850
2,800		Walgreen Co.	125,552
300		Wendy’s International, Inc.	17,487
800		Yum! Brands, Inc.	40,216
			1,650,549
		Savings & Loans: 0.1%
500		Golden West Financial Corp.	37,100
210		Sovereign Bancorp, Inc.	4,265
476		Washington Mutual, Inc.	21,696
			63,061
		Semiconductors: 1.1%
1,300	@	Advanced Micro Devices, Inc.	31,746
850	@	Altera Corp.	14,918
850		Analog Devices, Inc.	27,319
3,250		Applied Materials, Inc.	52,910
950	@	Broadcom Corp.	28,548
1,356	@	Freescale Semiconductor, Inc.	39,866
11,900		Intel Corp.	225,505
50		KLA-Tencor Corp.	2,079
650		Linear Technology Corp.	21,769
800	@	LSI Logic Corp.	7,160
700		Maxim Integrated Products	22,477
1,450		Micron Technology, Inc.	21,837
1,250		National Semiconductor Corp.	29,813
400	@	Novellus Systems, Inc.	9,880
900	@	Nvidia Corp.	19,161
500	@	QLogic Corp.	8,620
3,300		Texas Instruments, Inc.	99,957
700		Xilinx, Inc.	15,855
			679,420
		Software: 1.4%
1,160	@	Adobe Systems, Inc.	35,218
600	@	Autodesk, Inc.	20,676
1,250		Automatic Data Processing, Inc.	56,688
850	@	BMC Software, Inc.	20,315
1,150		CA, Inc.	23,633
500	@	Citrix Systems, Inc.	20,070
1,200	@	Compuware Corp.	$8,040
550	@	Electronic Arts, Inc.	23,672
1,500		First Data Corp.	67,560
400	@	Fiserv, Inc.	18,144
100		IMS Health, Inc.	2,685
350	@	Intuit, Inc.	21,137
18,600		Microsoft Corp.	433,380
1,150	@	Novell, Inc.	7,625
8,000	@	Oracle Corp.	115,920
428	@	Parametric Technology Corp.	5,440
			880,203
		Telecommunications: 2.5%
200		Alltel Corp.	12,766
10,535		AT&T, Inc.	293,821
1,000	@	Avaya, Inc.	11,420
4,850		BellSouth Corp.	175,570
350		CenturyTel, Inc.	13,003
21,700	@	Cisco Systems, Inc.	423,801
700		Citizens Communications Co.	9,135
400	@	Comverse Technology, Inc.	7,908
3,150	@	Corning, Inc.	76,199
352	@	Embarq Corp.	14,428
7,010		Motorola, Inc.	141,252
3,300		Qualcomm, Inc.	132,231
8,046		Sprint Corp.-FON Group	160,840
1,150	@	Tellabs, Inc.	15,307
1,600		Verizon Communications, Inc.	53,584
			1,541,265
		Textiles: 0.0%
400		Cintas Corp.	15,904
			15,904
		Toys/Games/Hobbies: 0.0%
700		Hasbro, Inc.	12,677
950		Mattel, Inc.	15,685
			28,362
		Transportation: 0.7%
850		Burlington Northern Santa Fe Corp.	67,363
440		CSX Corp.	30,994
150		FedEx Corp.	17,529
1,400		Norfolk Southern Corp.	74,508
150		Union Pacific Corp.	13,944
2,350		United Parcel Service, Inc.	193,476
			397,814
		Total Common Stock (Cost $24,005,007)	25,219,057

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 42.1%

	Federal National Mortgage Association: 42.1%
$30,000,000	5.460%, due 06/15/09	25,636,770
	Total U.S. Government Agency Obligations (Cost $26,251,908)	25,636,770

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 4	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
U.S. TREASURY OBLIGATIONS: 16.0%

	U.S. Treasury STRIP: 16.0%
$3,710,000	5.090%, due 08/15/09		$3,170,125
7,564,000	5.120%, due 05/15/09		6,539,857
			9,709,982
	Total U.S. Treasury Obligations (Cost $9,801,031)		9,709,982
	Total Long-Term Investments (Cost $60,057,946)		60,565,809

SHORT-TERM INVESTMENTS: 0.6%

	Repurchase Agreement: 0.6%
393,000	Morgan Stanley Repurchase Agreement dated 06/30/06, 5.200%, due 07/03/06, $393,170 to be received upon repurchase (Collateralized by $405,000 Federal Home Loan Bank, Discount Note, Market Value $403,785, due 07/21/06).		393,000
	Total Short-Term Investments (Cost $393,000)		393,000
	Total Investments In Securities (Cost $60,450,946)*	100.1%	$60,958,809
	Other Assets and Liabilities-Net	(0.1)	(85,829)
	Net Assets	100.0%	$60,872,980

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $60,976,642.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$1,630,303
	Gross Unrealized Depreciation	(1,648,136)
	Net Unrealized Depreciation	$(17,833)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 5	AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation
as of June 30, 2006

(as a percent of net assets)

Common Stock	76.4%
U.S. Government Agency Obligations	12.8%
U.S. Treasury Obligations	11.7%
Repurchase Agreements	0.7%
Other Assets and Liabilities, Net	-1.5%

Portfolio holdings are subject to change daily

Shares			Value
COMMON STOCK: 76.4%
		Advertising: 0.2%
680		Omnicom Group	$60,581
			60,581
		Aerospace/Defense: 2.0%
3,180		Boeing Co.	260,474
1,100		General Dynamics Corp.	72,006
350		Goodrich Corp.	14,102
50		L-3 Communications Holdings, Inc.	3,771
1,430		Lockheed Martin Corp.	102,588
810		Northrop Grumman Corp.	51,889
1,823		Raytheon Co.	81,251
460		Rockwell Collins, Inc.	25,700
2,430		United Technologies Corp.	154,111
			765,892
		Agriculture: 1.4%
4,880		Altria Group, Inc.	358,338
2,080		Archer-Daniels-Midland Co.	85,862
640		Monsanto Co.	53,882
150		Reynolds America, Inc.	17,295
450		UST, Inc.	20,336
			535,713
		Airlines: 0.1%
2,400		Southwest Airlines Co.	39,288
			39,288
		Apparel: 0.3%
1,760	@	Coach, Inc.	52,624
440		Jones Apparel Group, Inc.	13,988
440		Liz Claiborne, Inc.	16,306
420		Nike, Inc.	34,020
170		VF Corp.	11,546
			128,484
		Auto Manufacturers: 0.2%
6,520		Ford Motor Co.	45,184
100	@	Navistar International Corp.	2,461
550		Paccar, Inc.	45,309
			92,954
		Auto Parts & Equipment: 0.1%
700	@	Goodyear Tire & Rubber Co.	7,770
490		Johnson Controls, Inc.	40,288
			48,058
		Banks: 4.9%
790		AmSouth Bancorp.	20,896
10,843		Bank of America Corp.	521,548
2,030		Bank of New York	$65,366
1,655		BB&T Corp.	68,831
390		Comerica, Inc.	20,276
400		Compass Bancshares, Inc.	22,240
150		First Horizon National Corp.	6,030
100		Huntington Bancshares, Inc.	2,358
980		Keycorp	34,966
160		M&T Bank Corp.	18,867
480		Marshall & Ilsley Corp.	21,955
990		Mellon Financial Corp.	34,086
2,320		National City Corp.	83,961
1,200		North Fork Bancorporation, Inc.	36,204
530		Northern Trust Corp.	29,309
750		PNC Financial Services Group, Inc.	52,628
1,200		Regions Financial Corp.	39,744
840		State Street Corp.	48,796
840		SunTrust Banks, Inc.	64,058
116		Synovus Financial Corp.	3,106
5,720		US Bancorp.	176,634
3,747		Wachovia Corp.	202,638
3,920		Wells Fargo & Co.	262,954
30		Zions Bancorporation	2,338
			1,839,789
		Beverages: 2.0%
1,790		Anheuser-Busch Cos., Inc.	81,606
260		Brown-Forman Corp.	18,577
6,500		Coca-Cola Co.	279,630
740		Coca-Cola Enterprises, Inc.	15,074
500	@	Constellation Brands, Inc.	12,500
440		Pepsi Bottling Group, Inc.	14,146
5,200		PepsiCo, Inc.	312,208
			733,741
		Biotechnology: 0.7%
2,730	@	Amgen, Inc.	178,078
850	@	Biogen Idec, Inc.	39,381
710	@	Genzyme Corp.	43,346
150	@	Millipore Corp.	9,449
			270,254
		Building Materials: 0.2%
530		American Standard Cos., Inc.	22,933
1,050		Masco Corp.	31,122
390		Vulcan Materials Co.	30,420
			84,475
		Chemicals: 1.0%
130		Air Products & Chemicals, Inc.	8,310
200		Ashland, Inc.	13,340
2,280		Dow Chemical Co.	88,988
40		Eastman Chemical Co.	2,160
400		Ecolab, Inc.	16,232
2,150		EI DuPont de Nemours & Co.	89,440
230		International Flavors & Fragrances, Inc.	8,105
700		PPG Industries, Inc.	46,200
800		Praxair, Inc.	43,200
500		Rohm & Haas Co.	25,060
440		Sherwin-Williams Co.	20,891
			361,926

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 5	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Commercial Services: 0.8%
400	@	Apollo Group, Inc.	$20,668
2,571		Cendant Corp.	41,882
590		Equifax, Inc.	20,261
760		H&R Block, Inc.	18,134
1,360		McKesson Corp.	64,301
720		Moody’s Corp.	39,211
1,210		Paychex, Inc.	47,166
410		Robert Half International, Inc.	17,220
680		RR Donnelley & Sons Co.	21,726
			290,569
		Computers: 3.5%
100	@	Affiliated Computer Services, Inc.	5,161
1,980	@	Apple Computer, Inc.	113,098
540	@	Computer Sciences Corp.	26,158
5,460	@	Dell, Inc.	133,279
1,300		Electronic Data Systems Corp.	31,278
5,570	@	EMC Corp.	61,103
11,230		Hewlett-Packard Co.	355,766
6,260		International Business Machines Corp.	480,893
50	@	Lexmark International, Inc.	2,792
660	@	NCR Corp.	24,182
690	@	Network Appliance, Inc.	24,357
550	@	Sandisk Corp.	28,039
9,000	@	Sun Microsystems, Inc.	37,350
1,000	@	Unisys Corp.	6,280
			1,329,736
		Cosmetics/Personal Care: 1.9%
10		Alberto-Culver Co.	487
1,100		Avon Products, Inc.	34,100
1,350		Colgate-Palmolive Co.	80,865
350		Estee Lauder Cos., Inc.	13,535
10,392		Procter & Gamble Co.	577,795
			706,782
		Distribution/Wholesale: 0.1%
380		Genuine Parts Co.	15,831
260		WW Grainger, Inc.	19,560
			35,391
		Diversified Financial Services: 6.9%
2,920		American Express Co.	155,402
684		Ameriprise Financial, Inc.	30,554
890		Capital One Financial Corp.	76,051
2,800		Charles Schwab Corp.	44,744
450		CIT Group, Inc.	23,531
11,700		Citigroup, Inc.	564,408
1,650		Countrywide Financial Corp.	62,832
700	@	E*Trade Financial Corp.	15,974
2,430		Fannie Mae	116,883
150		Federated Investors, Inc.	4,725
350		Franklin Resources, Inc.	30,384
1,550		Freddie Mac	88,366
1,760		Goldman Sachs Group, Inc.	264,757
650		Janus Capital Group, Inc.	11,635
8,150		JPMorgan Chase & Co.	342,300
350		Legg Mason, Inc.	34,832
2,260		Lehman Brothers Holdings, Inc.	147,239
2,090		Merrill Lynch & Co., Inc.	145,380
4,270		Morgan Stanley	269,907
1,000		SLM Corp.	52,920
750		T. Rowe Price Group, Inc.	$28,358
460		The Bear Stearns Cos., Inc.	64,437
			2,575,619
		Electric: 2.1%
1,750	@	AES Corp.	32,288
500	@	Allegheny Energy, Inc.	18,535
1,130		American Electric Power Co., Inc.	38,703
700		CenterPoint Energy Resources Corp.	8,750
850	@	CMS Energy Corp.	10,999
100		Consolidated Edison, Inc.	4,444
610		Constellation Energy Group, Inc.	33,257
1,000		Dominion Resources, Inc.	74,790
600		DTE Energy Co.	24,444
3,338		Duke Energy Corp.	98,037
880		Edison International	34,320
400		Exelon Corp.	22,732
1,550		FirstEnergy Corp.	84,026
1,100		FPL Group, Inc.	45,518
1,040		Pacific Gas & Electric Co.	40,851
350		Pinnacle West Capital Corp.	13,969
1,380		PPL Corp.	44,574
150		Progress Energy, Inc.	6,431
200		Public Service Enterprise Group, Inc.	13,224
550		Southern Co.	17,628
650		TECO Energy, Inc.	9,711
1,220		TXU Corp.	72,944
1,310		Xcel Energy, Inc.	25,126
			775,301
		Electrical Components & Equipment: 0.2%
900		Emerson Electric Co.	75,429
450		Molex, Inc.	15,107
			90,536
		Electronics: 0.5%
1,530	@	Agilent Technologies, Inc.	48,287
750		Applera Corp.-Applied Biosystems Group	24,263
350	@	Fisher Scientific International, Inc.	25,568
440		Jabil Circuit, Inc.	11,264
440		PerkinElmer, Inc.	9,196
1,200	@	Sanmina-SCI Corp.	5,520
2,930	@	Solectron Corp.	10,021
480	@	Thermo Electron Corp.	17,395
390	@	Waters Corp.	17,316
			168,830
		Engineering & Construction: 0.1%
200		Fluor Corp.	18,586
			18,586
		Entertainment: 0.1%
750		International Game Technology	28,455
			28,455
		Environmental Control: 0.1%
1,280		Waste Management, Inc.	45,926
			45,926
		Food: 1.0%
400		Campbell Soup Co.	14,844
1,250		ConAgra Foods, Inc.	27,638

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 5	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Food (continued)
450	@	Dean Foods Co.	$16,736
1,180		General Mills, Inc.	60,959
750		HJ Heinz Co.	30,915
690		Kellogg Co.	33,417
1,710		Kroger Co.	37,381
500		McCormick & Co., Inc.	16,775
1,200		Safeway, Inc.	31,200
2,178		Sara Lee Corp.	34,892
755		Supervalu, Inc.	23,179
400		Whole Foods Market, Inc.	25,856
575		WM Wrigley Jr. Co.	26,082
			379,874
		Forest Products & Paper: 0.3%
1,300		International Paper Co.	41,990
290		Louisiana-Pacific Corp.	6,351
580		MeadWestvaco Corp.	16,199
100		Plum Creek Timber Co., Inc.	3,550
360		Temple-Inland, Inc.	15,433
700		Weyerhaeuser Co.	43,575
			127,098
		Gas: 0.1%
150		Nicor, Inc.	6,225
810		Sempra Energy	36,839
			43,064
		Hand/Machine Tools: 0.1%
200		Black & Decker Corp.	16,892
160		Snap-On, Inc.	6,467
110		Stanley Works	5,194
			28,553
		Healthcare-Products: 1.7%
160		Bausch & Lomb, Inc.	7,846
1,650		Baxter International, Inc.	60,654
710		Becton Dickinson & Co.	43,402
650	@	Boston Scientific Corp.	10,946
180		CR Bard, Inc.	13,187
6,950		Johnson & Johnson	416,444
780	@	St. Jude Medical, Inc.	25,288
150		Stryker Corp.	6,317
700	@	Zimmer Holdings, Inc.	39,704
			623,788
		Healthcare-Services: 1.8%
2,260		Aetna, Inc.	90,242
665	@	Coventry Health Care, Inc.	36,535
750	@	Humana, Inc.	40,275
400	@	Laboratory Corp. of America Holdings	24,892
520		Quest Diagnostics	31,158
5,420		UnitedHealth Group, Inc.	242,708
2,640	@	WellPoint, Inc.	192,113
			657,923
		Home Furnishings: 0.1%
200		Harman International Industries, Inc.	17,074
100		Whirlpool Corp.	8,265
			25,339
		Household Products/Wares: 0.3%
100		Avery Dennison Corp.	$5,806
80		Clorox Co.	4,878
500		Fortune Brands, Inc.	35,505
1,200		Kimberly-Clark Corp.	74,040
			120,229
		Housewares: 0.0%
700		Newell Rubbermaid, Inc.	18,081
			18,081
		Insurance: 3.8%
790	@@	ACE Ltd.	39,966
1,150		Aflac, Inc.	53,303
2,020		Allstate Corp.	110,555
250		AMBAC Financial Group, Inc.	20,275
6,120		American International Group, Inc.	361,386
850		AON Corp.	29,597
1,630		Chubb Corp.	81,337
240		Cigna Corp.	23,642
487		Cincinnati Financial Corp.	22,894
900		Genworth Financial, Inc.	31,356
910		Hartford Financial Services Group, Inc.	76,986
1,090		Lincoln National Corp.	61,520
1,080		Loews Corp.	38,286
450		MBIA, Inc.	26,348
2,420		Metlife, Inc.	123,928
290		MGIC Investment Corp.	18,850
610		Principal Financial Group	33,947
1,870		Progressive Corp.	48,078
1,530		Prudential Financial, Inc.	118,881
370		Safeco Corp.	20,850
1,640		St. Paul Cos.	73,111
280		Torchmark Corp.	17,002
810		UnumProvident Corp.	14,685
			1,446,783
		Internet: 1.0%
750	@	Amazon.com, Inc.	29,010
2,780	@	eBay, Inc.	81,426
450	@	Google, Inc.	188,699
400	@	Monster Worldwide, Inc.	17,064
2,898	@	Symantec Corp.	45,035
150	@	VeriSign, Inc.	3,476
			364,710
		Iron/Steel: 0.3%
200		Allegheny Technologies, Inc.	13,848
1,200		Nucor Corp.	65,100
350		United States Steel Corp.	24,542
			103,490
		Leisure Time: 0.3%
410		Brunswick Corp.	13,633
1,060		Carnival Corp.	44,244
690		Harley-Davidson, Inc.	37,874
410		Sabre Holdings Corp.	9,020
			104,771
		Lodging: 0.2%
100		Harrah’s Entertainment, Inc.	7,118
760		Hilton Hotels Corp.	21,493
730		Marriott International, Inc.	27,828
560		Starwood Hotels & Resorts	33,790
			90,229

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 5	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Machinery-Construction & Mining: 0.3%
1,550		Caterpillar, Inc.	$115,444
			115,444
		Machinery-Diversified: 0.3%
100		Cummins, Inc.	12,225
600		Deere & Co.	50,094
480		Rockwell Automation, Inc.	34,565
			96,884
		Media: 2.5%
2,260		CBS Corp.-Class B	61,133
1,300		Clear Channel Communications, Inc.	40,235
5,000	@	Comcast Corp.	163,700
1,480		McGraw-Hill Cos., Inc.	74,340
160		Meredith Corp.	7,926
430		New York Times Co.	10,552
7,600		News Corp., Inc.	145,768
10,510		Time Warner, Inc.	181,823
700	@	Univision Communications, Inc.	23,450
1,710	@	Viacom, Inc.-Class B	61,286
5,180		Walt Disney Co.	155,400
			925,613
		Mining: 0.5%
2,250		Alcoa, Inc.	72,810
520		Freeport-McMoRan Copper & Gold, Inc.	28,813
1,200		Newmont Mining Corp.	63,516
470		Phelps Dodge Corp.	38,615
			203,754
		Miscellaneous Manufacturing: 3.7%
1,790		3M Co.	144,578
360	@	Cooper Industries Ltd.	33,451
730		Danaher Corp.	46,954
580		Dover Corp.	28,669
750		Eastman Kodak Co.	17,835
510		Eaton Corp.	38,454
24,330		General Electric Co.	801,917
2,590		Honeywell International, Inc.	104,377
1,020		Illinois Tool Works, Inc.	48,450
820	@@	Ingersoll-Rand Co.	35,080
400		ITT Industries, Inc.	19,800
600		Leggett & Platt, Inc.	14,988
400		Parker Hannifin Corp.	31,040
240		Textron, Inc.	22,123
			1,387,716
		Office/Business Equipment: 0.2%
680		Pitney Bowes, Inc.	28,084
2,550	@	Xerox Corp.	35,471
			63,555
		Oil & Gas: 7.6%
910		Anadarko Petroleum Corp.	43,398
690		Apache Corp.	47,093
7,075		ChevronTexaco Corp.	439,075
4,601		ConocoPhillips	301,504
1,010		Devon Energy Corp.	61,014
700		EOG Resources, Inc.	48,538
21,540		ExxonMobil Corp.	1,321,455
620		Hess Corp.	32,767
430		Kerr-McGee Corp.	$29,821
1,180		Marathon Oil Corp.	98,294
500		Murphy Oil Corp.	27,930
750	@,@@	Nabors Industries Ltd.	25,343
350	@	Noble Corp.	26,047
1,500		Occidental Petroleum Corp.	153,825
250		Rowan Cos., Inc.	8,898
400		Sunoco, Inc.	27,716
2,260		Valero Energy Corp.	150,335
750		XTO Energy, Inc.	33,203
			2,876,256
		Oil & Gas Services: 0.7%
150		Baker Hughes, Inc.	12,278
1,200		Halliburton Co.	89,052
2,500		Schlumberger Ltd.	162,775
			264,105
		Packaging & Containers: 0.1%
480		Ball Corp.	17,779
650	@	Pactiv Corp.	16,088
360		Sealed Air Corp.	18,749
			52,616
		Pharmaceuticals: 4.0%
3,650		Abbott Laboratories	159,177
280		Allergan, Inc.	30,033
820		AmerisourceBergen Corp.	34,374
350	@	Barr Pharmaceuticals, Inc.	16,692
1,000		Bristol-Myers Squibb Co.	25,860
910		Cardinal Health, Inc.	58,540
1,040		Caremark Rx, Inc.	51,865
620	@	Express Scripts, Inc.	44,479
900	@	Forest Laboratories, Inc.	34,821
1,190	@	Gilead Sciences, Inc.	70,400
710	@	Hospira, Inc.	30,487
840	@	King Pharmaceuticals, Inc.	14,280
710	@	Medco Health Solutions, Inc.	40,669
6,910		Merck & Co., Inc.	251,731
600		Mylan Laboratories	12,000
17,130		Pfizer, Inc.	402,041
3,650		Schering-Plough Corp.	69,460
400	@	Watson Pharmaceuticals, Inc.	9,312
3,140		Wyeth	139,447
			1,495,668
		Pipelines: 0.0%
390		Williams Cos., Inc.	9,110
			9,110
		Real Estate Investment Trust: 0.3%
400		Apartment Investment & Management Co.	17,380
650		Kimco Realty Corp.	23,719
350		Public Storage, Inc.	26,565
410		Simon Property Group LP	34,005
			101,669
		Retail: 5.0%
550	@	Autonation, Inc.	11,792
100	@	Autozone, Inc.	8,820
750	@	Bed Bath & Beyond, Inc.	24,878
1,385		Best Buy Co., Inc.	75,953
580		Circuit City Stores, Inc.	15,788

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 5	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
1,490		Costco Wholesale Corp.	$85,124
2,050		CVS Corp.	62,935
240		Darden Restaurants, Inc.	9,456
750		Dollar General Corp.	10,485
250		Family Dollar Stores, Inc.	6,108
1,378		Federated Department Stores	50,435
1,340		Gap, Inc.	23,316
5,010		Home Depot, Inc.	179,308
810		JC Penney Co., Inc.	54,683
800	@	Kohl’s Corp.	47,296
760		Limited Brands	19,448
1,820		Lowe’s Cos., Inc.	110,419
5,030		McDonald’s Corp.	169,008
700		Nordstrom, Inc.	25,550
990	@	Office Depot, Inc.	37,620
290	@	Sears Holding Corp.	44,904
2,895		Staples, Inc.	70,406
3,030	@	Starbucks Corp.	114,413
2,080		Target Corp.	101,650
200		Tiffany & Co.	6,604
1,290		TJX Cos., Inc.	29,489
5,830		Wal-Mart Stores, Inc.	280,831
3,180		Walgreen Co.	142,591
440		Wendy’s International, Inc.	25,648
890		Yum! Brands, Inc.	44,740
			1,889,698
		Savings & Loans: 0.2%
750		Golden West Financial Corp.	55,650
157		Sovereign Bancorp, Inc.	3,189
566		Washington Mutual, Inc.	25,798
			84,637
		Semiconductors: 2.1%
1,750	@	Advanced Micro Devices, Inc.	42,735
890	@	Altera Corp.	15,620
830		Analog Devices, Inc.	26,676
3,710		Applied Materials, Inc.	60,399
1,200	@	Broadcom Corp.	36,060
1,611	@	Freescale Semiconductor, Inc.	47,363
13,730		Intel Corp.	260,184
100		Kla-Tencor Corp.	4,157
780		Linear Technology Corp.	26,122
700	@	LSI Logic Corp.	6,265
700		Maxim Integrated Products	22,477
1,650	@	Micron Technology, Inc.	24,849
1,350		National Semiconductor Corp.	32,198
450	@	Novellus Systems, Inc.	11,115
850	@	Nvidia Corp.	18,097
700	@	QLogic Corp.	12,068
3,700		Texas Instruments, Inc.	112,073
750		Xilinx, Inc.	16,988
			775,446
		Software: 2.7%
1,650	@	Adobe Systems, Inc.	50,094
670	@	Autodesk, Inc.	23,088
1,360		Automatic Data Processing, Inc.	61,676
830	@	BMC Software, Inc.	19,837
1,140		CA, Inc.	23,427
680	@	Citrix Systems, Inc.	27,295
1,730	@	Compuware Corp.	11,591
780	@	Electronic Arts, Inc.	33,571
1,800		First Data Corp.	$81,072
490	@	Fiserv, Inc.	22,226
100		IMS Health, Inc.	2,685
410	@	Intuit, Inc.	24,760
20,760		Microsoft Corp.	483,708
1,690	@	Novell, Inc.	11,205
8,770	@	Oracle Corp.	127,077
206	@	Parametric Technology Corp.	2,618
			1,005,930
		Telecommunications: 4.6%
200		Alltel Corp.	12,766
11,052		AT&T, Inc.	308,240
1,030	@	Avaya, Inc.	11,763
5,100		BellSouth Corp.	184,620
460		CenturyTel, Inc.	17,089
23,800	@	Cisco Systems, Inc.	464,814
900		Citizens Communications Co.	11,745
110	@	Comverse Technology, Inc.	2,175
3,590	@	Corning, Inc.	86,842
451	@	Embarq Corp.	18,486
9,940		Motorola, Inc.	200,291
3,870		Qualcomm, Inc.	155,071
8,383		Sprint Corp.-FON Group	167,576
1,330	@	Tellabs, Inc.	17,702
1,950		Verizon Communications, Inc.	65,306
			1,724,486
		Textiles: 0.0%
390		Cintas Corp.	15,506
			15,506
		Toys/Games/Hobbies: 0.1%
750		Hasbro, Inc.	13,583
890		Mattel, Inc.	14,694
			28,277
		Transportation: 1.1%
910		Burlington Northern Santa Fe Corp.	72,118
500		CSX Corp.	35,220
110		FedEx Corp.	12,855
1,690		Norfolk Southern Corp.	89,942
100		Union Pacific Corp.	9,296
2,570		United Parcel Service, Inc.	211,588
			431,019
		Total Common Stock (Cost $27,839,484)	28,708,207

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.8%
	Federal National Mortgage Association: 5.8%
$2,836,000	5.740%, due 11/15/11	2,159,818
	Financing Corporation STRIP: 7.0%
3,470,000	5.830%, due 10/06/11	2,645,431
	Total U.S. Government Agency Obligations (Cost $5,051,489)	4,805,249

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 5	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value

U.S. TREASURY OBLIGATIONS: 11.7%
	U.S. Treasury STRIP: 11.7%
$5,660,000	5.050%, due 08/15/11		$4,383,036
	Total U.S. Treasury Obligations (Cost $4,415,604)		4,383,036
	Total Long-Term Investments (Cost $37,306,577)		37,896,492

SHORT-TERM INVESTMENTS: 0.7%
	Repurchase Agreement: 0.7%
272,000	Morgan Stanley Repurchase Agreement dated 06/30/06, 5.200%, due 07/03/06, $272,118 to be received upon repurchase (Collateralized by $280,000 Federal Home Loan Bank, Discount Note, Market Value $279,160, due 07/21/06).		272,000
	Total Short-Term Investments (Cost $272,000)		272,000

	Total Investments In Securities (Cost $37,578,577)*	101.5%	$38,168,492
	Other Assets and Liabilities-Net	(1.5)	(569,101)
	Net Assets	100.0%	$37,599,391

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $38,158,262.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$1,285,484
	Gross Unrealized Depreciation		(1,275,254)
	Net Unrealized Appreciation		$10,230

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 6	AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation
as of June 30, 2006

(as a percent of net assets)

Common Stock	69.5%
U.S. Government Agency Obligations	20.6%
U.S. Treasury Obligations	9.5%
Repurchase Agreements	1.0%
Other Assets and Liabilities, Net	-0.7%

Portfolio holdings are subject to change daily

Shares			Value
COMMON STOCK: 69.5%
		Advertising: 0.2%
1,876		Omnicom Group	$167,133
			167,133
		Aerospace/Defense: 1.8%
7,539		Boeing Co.	617,519
2,200		General Dynamics Corp.	144,012
640		Goodrich Corp.	25,786
99		L-3 Communications Holdings, Inc.	7,467
3,425		Lockheed Martin Corp.	245,710
1,959		Northrop Grumman Corp.	125,494
4,252		Raytheon Co.	189,512
930		Rockwell Collins, Inc.	51,959
5,630		United Technologies Corp.	357,055
			1,764,514
		Agriculture: 1.3%
11,560		Altria Group, Inc.	848,851
4,913		Archer-Daniels-Midland Co.	202,809
1,469		Monsanto Co.	123,675
448		Reynolds America, Inc.	51,654
980		UST, Inc.	44,286
			1,271,275
		Airlines: 0.1%
4,910		Southwest Airlines Co.	80,377
			80,377
		Apparel: 0.3%
3,578	@	Coach, Inc.	106,982
1,130		Jones Apparel Group, Inc.	35,923
1,007		Liz Claiborne, Inc.	37,319
1,124		Nike, Inc.	91,044
523		VF Corp.	35,522
			306,790
		Auto Manufacturers: 0.2%
14,001		Ford Motor Co.	97,027
540	@	Navistar International Corp.	13,289
1,080		Paccar, Inc.	88,970
			199,286
		Auto Parts & Equipment: 0.1%
1,894	@	Goodyear Tire & Rubber Co.	21,023
1,177		Johnson Controls, Inc.	96,773
			117,796
		Banks: 4.5%
1,919		AmSouth Bancorp.	50,758
25,769		Bank of America Corp.	1,239,489
4,248		Bank of New York	$136,786
3,980		BB&T Corp.	165,528
1,021		Comerica, Inc.	53,082
760		Compass Bancshares, Inc.	42,256
666		First Horizon National Corp.	26,773
541		Huntington Bancshares, Inc.	12,757
2,604		Keycorp	92,911
439		M&T Bank Corp.	51,767
1,299		Marshall & Ilsley Corp.	59,416
2,335		Mellon Financial Corp.	80,394
5,122		National City Corp.	185,365
3,020		North Fork Bancorporation, Inc.	91,113
1,251		Northern Trust Corp.	69,180
1,575		PNC Financial Services Group, Inc.	110,518
3,020		Regions Financial Corp.	100,022
2,138		State Street Corp.	124,196
2,031		SunTrust Banks, Inc.	154,884
470		Synovus Financial Corp.	12,587
13,459		US Bancorp.	415,614
9,028		Wachovia Corp.	488,234
9,267		Wells Fargo & Co.	621,630
108		Zions Bancorporation	8,418
			4,393,678
		Beverages: 1.8%
4,305		Anheuser-Busch Cos., Inc.	196,265
638		Brown-Forman Corp.	45,585
15,443		Coca-Cola Co.	664,358
2,534		Coca-Cola Enterprises, Inc.	51,618
440	@	Constellation Brands, Inc.	11,000
747		Pepsi Bottling Group, Inc.	24,016
12,377		PepsiCo, Inc.	743,115
			1,735,957
		Biotechnology: 0.7%
6,518	@	Amgen, Inc.	425,169
2,060	@	Biogen Idec, Inc.	95,440
1,612	@	Genzyme Corp.	98,413
299	@	Millipore Corp.	18,834
			637,856
		Building Materials: 0.2%
1,085		American Standard Cos., Inc.	46,948
2,983		Masco Corp.	88,416
622		Vulcan Materials Co.	48,516
			183,880
		Chemicals: 0.8%
262		Air Products & Chemicals, Inc.	16,747
5,392		Dow Chemical Co.	210,450
225		Eastman Chemical Co.	12,150
980		Ecolab, Inc.	39,768
5,080		EI DuPont de Nemours & Co.	211,328
655		International Flavors & Fragrances, Inc.	23,082
1,453		PPG Industries, Inc.	95,898
1,777		Praxair, Inc.	95,958
1,066		Rohm & Haas Co.	53,428
893		Sherwin-Williams Co.	42,400
			801,209

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 6	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Commercial Services: 0.7%
860	@	Apollo Group, Inc.	$44,436
6,341		Cendant Corp.	103,295
1,383		Equifax, Inc.	47,492
2,050		H&R Block, Inc.	48,913
3,234		McKesson Corp.	152,904
1,676		Moody’s Corp.	91,275
2,726		Paychex, Inc.	106,259
1,174		Robert Half International, Inc.	49,308
1,309		RR Donnelley & Sons Co.	41,823
			685,705
		Computers: 3.2%
220	@	Affiliated Computer Services, Inc.	11,354
4,716	@	Apple Computer, Inc.	269,378
1,116	@	Computer Sciences Corp.	54,059
13,023	@	Dell, Inc.	317,891
3,283		Electronic Data Systems Corp.	78,989
13,153	@	EMC Corp.	144,288
26,653		Hewlett-Packard Co.	844,367
14,770		International Business Machines Corp.	1,134,631
127	@	Lexmark International, Inc.	7,090
1,008	@	NCR Corp.	36,933
2,362	@	Network Appliance, Inc.	83,379
1,180	@	Sandisk Corp.	60,156
21,720	@	Sun Microsystems, Inc.	90,138
2,681	@	Unisys Corp.	16,837
			3,149,490
		Cosmetics/Personal Care: 1.7%
26		Alberto-Culver Co.	1,267
2,920		Avon Products, Inc.	90,520
2,908		Colgate-Palmolive Co.	174,189
640		Estee Lauder Cos., Inc.	24,749
24,618		Procter & Gamble Co.	1,368,761
			1,659,486
		Distribution/Wholesale: 0.1%
967		Genuine Parts Co.	40,285
645		WW Grainger, Inc.	48,523
			88,808
		Diversified Financial Services: 6.2%
6,898		American Express Co.	367,112
1,775		Ameriprise Financial, Inc.	79,289
2,241		Capital One Financial Corp.	191,493
7,340		Charles Schwab Corp.	117,293
1,106		CIT Group, Inc.	57,833
27,755		Citigroup, Inc.	1,338,901
3,840		Countrywide Financial Corp.	146,227
2,600	@	E*Trade Financial Corp.	59,332
5,398		Fannie Mae	259,644
630		Federated Investors, Inc.	19,845
816		Franklin Resources, Inc.	70,837
3,880		Freddie Mac	221,199
4,116		Goldman Sachs Group, Inc.	619,170
1,400		Janus Capital Group, Inc.	25,060
19,340		JPMorgan Chase & Co.	812,280
640		Legg Mason, Inc.	63,693
5,094		Lehman Brothers Holdings, Inc.	331,874
5,082		Merrill Lynch & Co., Inc.	353,504
10,125		Morgan Stanley	640,001
2,298		SLM Corp.	$121,610
1,382		T. Rowe Price Group, Inc.	52,253
1,086		The Bear Stearns Cos., Inc.	152,127
			6,100,577
		Electric: 1.9%
4,346	@	AES Corp.	80,184
910	@	Allegheny Energy, Inc.	33,734
2,615		American Electric Power Co., Inc.	89,564
2,330		CenterPoint Energy Resources Corp.	29,125
1,790	@	CMS Energy Corp.	23,163
386		Consolidated Edison, Inc.	17,154
1,305		Constellation Energy Group, Inc.	71,149
2,260		Dominion Resources, Inc.	169,025
1,300		DTE Energy Co.	52,962
8,069		Duke Energy Corp.	236,987
1,990		Edison International	77,610
760		Exelon Corp.	43,191
3,552		FirstEnergy Corp.	192,554
2,748		FPL Group, Inc.	113,712
2,202		Pacific Gas & Electric Co.	86,495
640		Pinnacle West Capital Corp.	25,542
3,404		PPL Corp.	109,949
540		Progress Energy, Inc.	23,150
438		Public Service Enterprise Group, Inc.	28,961
1,180		Southern Co.	37,819
1,695		TECO Energy, Inc.	25,323
3,052		TXU Corp.	182,479
3,259		Xcel Energy, Inc.	62,508
			1,812,340
		Electrical Components & Equipment: 0.2%
2,521		Emerson Electric Co.	211,285
860		Molex, Inc.	28,870
			240,155
		Electronics: 0.4%
3,576	@	Agilent Technologies, Inc.	112,859
1,861		Applera Corp.-Applied Biosystems Group	60,203
760	@	Fisher Scientific International, Inc.	55,518
1,067		Jabil Circuit, Inc.	27,315
1,421		PerkinElmer, Inc.	29,699
3,780	@	Sanmina-SCI Corp.	17,388
8,510	@	Solectron Corp.	29,104
1,027	@	Thermo Electron Corp.	37,218
622	@	Waters Corp.	27,617
			396,921
		Engineering & Construction: 0.1%
640		Fluor Corp.	59,475
			59,475
		Entertainment: 0.1%
2,210		International Game Technology	83,847
			83,847
		Environmental Control: 0.1%
3,079		Waste Management, Inc.	110,475
			110,475

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 6	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Food: 1.0%
1,121		Campbell Soup Co.	$41,600
3,305		ConAgra Foods, Inc.	73,074
760	@	Dean Foods Co.	28,264
2,946		General Mills, Inc.	152,190
1,988		HJ Heinz Co.	81,945
1,692		Kellogg Co.	81,944
4,752		Kroger Co.	103,879
865		McCormick & Co., Inc.	29,021
2,960		Safeway, Inc.	76,960
4,985		Sara Lee Corp.	79,860
2,134		Supervalu, Inc.	65,514
760		Whole Foods Market, Inc.	49,126
1,662		WM Wrigley Jr. Co.	75,388
			938,765
		Forest Products & Paper: 0.3%
3,140		International Paper Co.	101,422
737		Louisiana-Pacific Corp.	16,140
1,351		MeadWestvaco Corp.	37,733
283		Plum Creek Timber Co., Inc.	10,047
644		Temple-Inland, Inc.	27,608
1,620		Weyerhaeuser Co.	100,845
			293,795
		Gas: 0.1%
322		Nicor, Inc.	13,363
2,050		Sempra Energy	93,234
			106,597
		Hand/Machine Tools: 0.1%
626		Black & Decker Corp.	52,872
59		Snap-On, Inc.	2,385
708		Stanley Works	33,432
			88,689
		Healthcare-Products: 1.5%
125		Bausch & Lomb, Inc.	6,130
3,643		Baxter International, Inc.	133,917
1,404		Becton Dickinson & Co.	85,827
1,520	@	Boston Scientific Corp.	25,597
635		CR Bard, Inc.	46,520
16,559		Johnson & Johnson	992,215
2,263	@	St. Jude Medical, Inc.	73,366
320		Stryker Corp.	13,475
1,620	@	Zimmer Holdings, Inc.	91,886
			1,468,933
		Healthcare-Services: 1.6%
5,384		Aetna, Inc.	214,983
1,300	@	Coventry Health Care, Inc.	71,422
1,876	@	Humana, Inc.	100,741
754	@	Laboratory Corp. of America Holdings	46,921
984		Quest Diagnostics	58,961
12,770		UnitedHealth Group, Inc.	571,841
6,248	@	WellPoint, Inc.	454,667
			1,519,536
		Home Furnishings: 0.1%
540		Harman International Industries, Inc.	46,100
540		Whirlpool Corp.	44,631
			90,731
		Household Products/Wares: 0.2%
220		Avery Dennison Corp.	$12,773
186		Clorox Co.	11,340
788		Fortune Brands, Inc.	55,956
2,604		Kimberly-Clark Corp.	160,667
			240,736
		Housewares: 0.1%
1,985		Newell Rubbermaid, Inc.	51,273
			51,273
		Insurance: 3.5%
1,839	@@	ACE Ltd.	93,035
2,756		Aflac, Inc.	127,741
4,864		Allstate Corp.	266,207
655		AMBAC Financial Group, Inc.	53,121
14,443		American International Group, Inc.	852,859
2,380		AON Corp.	82,872
3,784		Chubb Corp.	188,822
713		Cigna Corp.	70,238
1,059		Cincinnati Financial Corp.	49,784
2,380		Genworth Financial, Inc.	82,919
2,222		Hartford Financial Services Group, Inc.	187,981
2,670		Lincoln National Corp.	150,695
2,501		Loews Corp.	88,660
693		MBIA, Inc.	40,575
5,672		Metlife, Inc.	290,463
613		MGIC Investment Corp.	39,845
1,776		Principal Financial Group	98,834
4,332		Progressive Corp.	111,376
3,743		Prudential Financial, Inc.	290,831
759		Safeco Corp.	42,770
3,917		St. Paul Cos.	174,620
719		Torchmark Corp.	43,658
1,862		UnumProvident Corp.	33,758
			3,461,664
		Internet: 0.9%
1,940	@	Amazon.com, Inc.	75,039
6,364	@	eBay, Inc.	186,402
1,080	@	Google, Inc.	452,876
760	@	Monster Worldwide, Inc.	32,422
6,941	@	Symantec Corp.	107,863
320	@	VeriSign, Inc.	7,414
			862,016
		Iron/Steel: 0.3%
540		Allegheny Technologies, Inc.	37,390
2,934		Nucor Corp.	159,170
693		United States Steel Corp.	48,593
			245,153
		Leisure Time: 0.2%
666		Brunswick Corp.	22,145
2,864		Carnival Corp.	119,543
1,776		Harley-Davidson, Inc.	97,485
51		Sabre Holdings Corp.	1,122
			240,295
		Lodging: 0.2%
220		Harrah’s Entertainment, Inc.	15,660
1,979		Hilton Hotels Corp.	55,966
1,822		Marriott International, Inc.	69,455
1,265		Starwood Hotels & Resorts	76,330
			217,411

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 6	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Machinery-Construction & Mining: 0.3%
3,680		Caterpillar, Inc.	$274,086
			274,086
		Machinery-Diversified: 0.2%
104		Cummins, Inc.	12,714
1,520		Deere & Co.	126,905
1,038		Rockwell Automation, Inc.	74,746
			214,365
		Media: 2.3%
5,780		CBS Corp.-Class B	156,349
3,240		Clear Channel Communications, Inc.	100,278
11,880	@	Comcast Corp.	388,951
640		EW Scripps Co.	27,610
3,300		McGraw-Hill Cos., Inc.	165,759
454		Meredith Corp.	22,491
886		New York Times Co.	21,742
17,940		News Corp., Inc.	344,089
24,958		Time Warner, Inc.	431,773
1,620	@	Univision Communications, Inc.	54,270
4,040	@	Viacom, Inc.-Class B	144,794
12,214		Walt Disney Co.	366,420
			2,224,526
		Mining: 0.5%
5,520		Alcoa, Inc.	178,627
1,180		Freeport-McMoRan Copper & Gold, Inc.	65,384
2,800		Newmont Mining Corp.	148,204
1,290		Phelps Dodge Corp.	105,986
			498,201
		Miscellaneous Manufacturing: 3.3%
4,150		3M Co.	335,196
643	@	Cooper Industries Ltd.	59,748
1,572		Danaher Corp.	101,111
1,307		Dover Corp.	64,605
1,940		Eastman Kodak Co.	46,133
778		Eaton Corp.	58,661
57,863		General Electric Co.	1,907,164
6,186		Honeywell International, Inc.	249,296
2,462		Illinois Tool Works, Inc.	116,945
2,042	@@	Ingersoll-Rand Co.	87,357
1,164		ITT Industries, Inc.	57,618
1,180		Leggett & Platt, Inc.	29,476
726		Parker Hannifin Corp.	56,338
724		Textron, Inc.	66,738
			3,236,386
		Office/Business Equipment: 0.1%
1,201		Pitney Bowes, Inc.	49,601
5,967	@	Xerox Corp.	83,001
			132,602
		Oil & Gas: 7.0%
2,442		Anadarko Petroleum Corp.	116,459
1,826		Apache Corp.	124,625
17,381		ChevronTexaco Corp.	1,078,665
10,972		ConocoPhillips	718,995
2,140		Devon Energy Corp.	129,277
1,832		EOG Resources, Inc.	127,031
51,295		ExxonMobil Corp.	3,146,948
1,462		Hess Corp.	$77,267
1,254		Kerr-McGee Corp.	86,965
2,427		Marathon Oil Corp.	202,169
860		Murphy Oil Corp.	48,040
1,940	@,@@	Nabors Industries Ltd.	65,553
760	@	Noble Corp.	56,559
3,582		Occidental Petroleum Corp.	367,334
640		Rowan Cos., Inc.	22,778
870		Sunoco, Inc.	60,282
5,166		Valero Energy Corp.	343,642
2,060		XTO Energy, Inc.	91,196
			6,863,785
		Oil & Gas Services: 0.6%
440		Baker Hughes, Inc.	36,014
2,582		Halliburton Co.	191,610
5,840		Schlumberger Ltd.	380,242
			607,866
		Packaging & Containers: 0.1%
736		Ball Corp.	27,261
1,300	@	Pactiv Corp.	32,175
576		Sealed Air Corp.	29,998
			89,434
		Pharmaceuticals: 3.6%
8,540		Abbott Laboratories	372,429
743		Allergan, Inc.	79,694
2,266		AmerisourceBergen Corp.	94,991
640	@	Barr Pharmaceuticals, Inc.	30,522
2,480		Bristol-Myers Squibb Co.	64,133
2,303		Cardinal Health, Inc.	148,152
2,502		Caremark Rx, Inc.	124,775
1,350	@	Express Scripts, Inc.	96,849
2,103	@	Forest Laboratories, Inc.	81,365
2,521	@	Gilead Sciences, Inc.	149,142
1,849	@	Hospira, Inc.	79,396
2,299	@	King Pharmaceuticals, Inc.	39,083
1,868	@	Medco Health Solutions, Inc.	106,999
16,401		Merck & Co., Inc.	597,488
1,400		Mylan Laboratories	28,000
40,785		Pfizer, Inc.	957,224
8,220		Schering-Plough Corp.	156,427
710	@	Watson Pharmaceuticals, Inc.	16,529
7,434		Wyeth	330,144
			3,553,342
		Pipelines: 0.0%
96		Kinder Morgan, Inc.	9,589
608		Williams Cos., Inc.	14,203
			23,792
		Real Estate Investment Trust: 0.2%
622		Apartment Investment & Management Co.	27,026
1,300		Kimco Realty Corp.	47,437
640		Public Storage, Inc.	48,576
1,012		Simon Property Group LP	83,935
			206,974
		Retail: 4.6%
1,130	@	Autonation, Inc.	24,227
270	@	Autozone, Inc.	23,814
2,128	@	Bed Bath & Beyond, Inc.	70,586

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 6	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
3,035		Best Buy Co., Inc.	$166,439
1,498		Circuit City Stores, Inc.	40,776
3,534		Costco Wholesale Corp.	201,897
4,860		CVS Corp.	149,202
757		Darden Restaurants, Inc.	29,826
1,940		Dollar General Corp.	27,121
640		Family Dollar Stores, Inc.	15,635
3,558		Federated Department Stores	130,223
3,703		Gap, Inc.	64,432
11,841		Home Depot, Inc.	423,789
1,684		JC Penney Co., Inc.	113,687
2,110	@	Kohl’s Corp.	124,743
2,167		Limited Brands	55,454
4,343		Lowe’s Cos., Inc.	263,490
11,875		McDonald’s Corp.	399,000
1,402		Nordstrom, Inc.	51,173
2,579	@	Office Depot, Inc.	98,002
700	@	Sears Holding Corp.	108,388
6,932		Staples, Inc.	168,586
7,244	@	Starbucks Corp.	273,533
4,854		Target Corp.	237,215
540		Tiffany & Co.	17,831
3,008		TJX Cos., Inc.	68,763
13,880		Wal-Mart Stores, Inc.	668,600
7,529		Walgreen Co.	337,600
700		Wendy’s International, Inc.	40,803
2,326		Yum! Brands, Inc.	116,928
			4,511,763
		Savings & Loans: 0.2%
1,568		Golden West Financial Corp.	116,346
565		Sovereign Bancorp, Inc.	11,475
1,254		Washington Mutual, Inc.	57,157
			184,978
		Semiconductors: 1.9%
4,100	@	Advanced Micro Devices, Inc.	100,122
2,592	@	Altera Corp.	45,490
2,002		Analog Devices, Inc.	64,344
8,845		Applied Materials, Inc.	143,997
2,775	@	Broadcom Corp.	83,389
4,538	@	Freescale Semiconductor, Inc.	133,417
32,614		Intel Corp.	618,035
282		KLA-Tencor Corp.	11,723
1,886		Linear Technology Corp.	63,162
2,700	@	LSI Logic Corp.	24,165
2,042		Maxim Integrated Products	65,569
4,050	@	Micron Technology, Inc.	60,993
3,191		National Semiconductor Corp.	76,105
50	@	Novellus Systems, Inc.	1,235
2,700	@	Nvidia Corp.	57,483
1,352	@	QLogic Corp.	23,308
8,846		Texas Instruments, Inc.	267,945
2,160		Xilinx, Inc.	48,924
			1,889,406
		Software: 2.5%
3,316	@	Adobe Systems, Inc.	100,674
1,322	@	Autodesk, Inc.	45,556
3,681		Automatic Data Processing, Inc.	166,933
2,425	@	BMC Software, Inc.	57,958
3,251		CA, Inc.	66,808
933	@	Citrix Systems, Inc.	37,451
3,789	@	Compuware Corp.	$25,386
2,031	@	Electronic Arts, Inc.	87,414
4,257		First Data Corp.	191,735
1,131	@	Fiserv, Inc.	51,302
1,411		IMS Health, Inc.	37,885
1,136	@	Intuit, Inc.	68,603
49,364		Microsoft Corp.	1,150,181
2,126	@	Novell, Inc.	14,095
20,905	@	Oracle Corp.	302,913
1,060	@	Parametric Technology Corp.	13,473
			2,418,367
		Telecommunications: 4.1%
640		Alltel Corp.	40,851
26,078		AT&T, Inc.	727,315
1,364	@	Avaya, Inc.	15,577
12,100		BellSouth Corp.	438,020
908		CenturyTel, Inc.	33,732
58,045	@	Cisco Systems, Inc.	1,133,619
2,060		Citizens Communications Co.	26,883
317	@	Comverse Technology, Inc.	6,267
8,550	@	Corning, Inc.	206,825
965	@	Embarq Corp.	39,555
21,363		Motorola, Inc.	430,464
9,234		Qualcomm, Inc.	370,006
20,002		Sprint Corp.-FON Group	399,840
2,261	@	Tellabs, Inc.	30,094
4,783		Verizon Communications, Inc.	160,183
			4,059,231
		Textiles: 0.0%
969		Cintas Corp.	38,527
			38,527
		Toys/Games/Hobbies: 0.1%
1,996		Hasbro, Inc.	36,148
2,630		Mattel, Inc.	43,421
			79,569
		Transportation: 1.1%
2,047		Burlington Northern Santa Fe Corp.	162,226
1,382		CSX Corp.	97,348
386		FedEx Corp.	45,108
3,844		Norfolk Southern Corp.	204,578
320		Union Pacific Corp.	29,747
6,064		United Parcel Service, Inc.	499,250
			1,038,257
		Total Common Stock (Cost $66,098,680)	68,018,081

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 20.6%
	Federal Home Loan Mortgage Corporation: 2.4%
$3,205,000	5.970%, due 01/15/12	2,399,622
	Federal National Mortgage Association: 16.5%
18,452,000	5.470%, due 11/15/11	14,052,527
2,840,000	6.070%, due 02/12/12	2,109,583
		16,162,110

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 6	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
	Financing Corporation STRIP: 1.7%
$2,135,000	5.820%, due 12/06/11		$1,616,475
	Total U.S. Government Agency Obligations (Cost $21,274,894)		20,178,207

U.S. TREASURY OBLIGATIONS: 9.5%
	U.S. Treasury: 9.5%
12,362,000	5.090%, due 02/15/12		9,316,325
	Total U.S. Treasury Obligations (Cost $9,387,528)		9,316,325
	Total Long-Term Investments (Cost $96,761,102)		97,512,613

SHORT-TERM INVESTMENTS: 1.0%
	Repurchase Agreement: 1.0%
999,000	Goldman Sachs Repurchase Agreement dated 06/30/06, 5.230%, due 07/03/06, $999,435 to be received upon repurchase (Collateralized by $1,034,000 Federal Home Loan Mortgage Corporation, 5.250%, Market Value plus accrued interest $1,018,988, due 04/18/16).		999,000
	Total Short-Term Investments (Cost $999,000)		999,000
	Total Investments In Securities (Cost $97,760,102)*	100.7%	$98,511,613
	Other Assets and Liabilities-Net	(0.7)	(682,919)
	Net Assets	100.0%	$97,828,694

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $98,920,115.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation		$3,264,042
	Gross Unrealized Depreciation		(3,672,544)
	Net Unrealized Depreciation		$(408,502)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 7	AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation
as of June 30, 2006

(as a percent of net assets)

Common Stock	68.6%
Other Bonds	14.6%
U.S. Treasury Obligations	11.3%
U.S. Government Agency Obligations	5.6%
Repurchase Agreements	0.4%
Other Assets and Liabilities, Net	-0.5%

Portfolio holdings are subject to change daily

Shares			Value
COMMON STOCK :68.6%
		Advertising: 0.2%
1,260		Omnicom Group	$112,253
			112,253
		Aerospace/Defense: 1.8%
5,410		Boeing Co.	443,133
1,740		General Dynamics Corp.	113,900
660		Goodrich Corp.	26,591
110		L-3 Communications Holdings, Inc.	8,296
2,450		Lockheed Martin Corp.	175,763
1,616		Northrop Grumman Corp.	103,521
3,017		Raytheon Co.	134,468
770		Rockwell Collins, Inc.	43,020
4,040		United Technologies Corp.	256,217
			1,304,909
		Agriculture: 1.3%
8,250		Altria Group, Inc.	605,798
3,830		Archer-Daniels-Midland Co.	158,102
1,190		Monsanto Co.	100,186
320		Reynolds America, Inc.	36,896
660		UST, Inc.	29,825
			930,807
		Airlines: 0.1%
4,040		Southwest Airlines Co.	66,135
			66,135
		Apparel: 0.3%
2,910	@	Coach, Inc.	87,009
730		Jones Apparel Group, Inc.	23,207
730		Liz Claiborne, Inc.	27,054
760		Nike, Inc.	61,560
420		VF Corp.	28,526
			227,356
		Auto Manufacturers: 0.2%
11,050		Ford Motor Co.	76,577
760		Paccar, Inc.	62,609
			139,186
		Auto Parts & Equipment: 0.1%
1,380	@	Goodyear Tire & Rubber Co.	15,318
760		Johnson Controls, Inc.	62,487
			77,805
		Banks: 4.5%
1,420		AmSouth Bancorp.	37,559
18,375		Bank of America Corp.	$883,838
3,500		Bank of New York	112,700
3,140		BB&T Corp.	130,593
910		Comerica, Inc.	47,311
630		Compass Bancshares, Inc.	35,028
380		First Horizon National Corp.	15,276
770		Huntington Bancshares, Inc.	18,157
1,850		Keycorp	66,008
330		M&T Bank Corp.	38,914
710		Marshall & Ilsley Corp.	32,475
1,830		Mellon Financial Corp.	63,007
3,960		National City Corp.	143,312
2,080		North Fork Bancorporation, Inc.	62,754
770		Northern Trust Corp.	42,581
1,230		PNC Financial Services Group, Inc.	86,309
2,180		Regions Financial Corp.	72,202
1,330		State Street Corp.	77,260
1,450		SunTrust Banks, Inc.	110,577
290		Synovus Financial Corp.	7,766
9,650		US Bancorp.	297,992
6,390		Wachovia Corp.	345,571
6,630		Wells Fargo & Co.	444,740
60		Zions Bancorporation	4,676
			3,176,606
		Beverages: 1.8%
3,040		Anheuser-Busch Cos., Inc.	138,594
490		Brown-Forman Corp.	35,011
11,000		Coca-Cola Co.	473,220
1,340		Coca-Cola Enterprises, Inc.	27,296
760	@	Constellation Brands, Inc.	19,000
760		Pepsi Bottling Group, Inc.	24,434
8,780		PepsiCo, Inc.	527,151
			1,244,706
		Biotechnology: 0.6%
4,620	@	Amgen, Inc.	301,363
1,420	@	Biogen Idec, Inc.	65,789
1,160	@	Genzyme Corp.	70,818
320	@	Millipore Corp.	20,157
			458,127
		Building Materials: 0.2%
770		American Standard Cos., Inc.	33,318
1,760		Masco Corp.	52,166
400		Vulcan Materials Co.	31,200
			116,684
		Chemicals: 0.8%
170		Air Products & Chemicals, Inc.	10,866
3,810		Dow Chemical Co.	148,704
70		Eastman Chemical Co.	3,780
760		Ecolab, Inc.	30,841
3,940		EI DuPont de Nemours & Co.	163,904
290		International Flavors & Fragrances, Inc.	10,220
880		PPG Industries, Inc.	58,080
1,240		Praxair, Inc.	66,960
930		Rohm & Haas Co.	46,612
680		Sherwin-Williams Co.	32,286
			572,253

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 7	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Commercial Services: 0.6%
760	@	Apollo Group, Inc.	$39,269
4,321		Cendant Corp.	70,389
890		Equifax, Inc.	30,563
1,470		H&R Block, Inc.	35,074
2,270		McKesson Corp.	107,326
1,080		Moody’s Corp.	58,817
1,510		Paychex, Inc.	58,860
770		Robert Half International, Inc.	32,340
780		RR Donnelley & Sons Co.	24,921
			457,559
		Computers: 3.2%
100	@	Affiliated Computer Services, Inc.	5,161
3,370	@	Apple Computer, Inc.	192,494
710	@	Computer Sciences Corp.	34,392
9,300	@	Dell, Inc.	227,013
2,210		Electronic Data Systems Corp.	53,173
10,560	@	EMC Corp.	115,843
19,010		Hewlett-Packard Co.	602,237
10,520		International Business Machines Corp.	808,146
630	@	Lexmark International, Inc.	35,173
770	@	NCR Corp.	28,213
1,420	@	Network Appliance, Inc.	50,126
760	@	Sandisk Corp.	38,745
14,860	@	Sun Microsystems, Inc.	61,669
1,810	@	Unisys Corp.	11,367
			2,263,752
		Cosmetics/Personal Care: 1.7%
280		Alberto-Culver Co.	13,642
2,080		Avon Products, Inc.	64,480
2,260		Colgate-Palmolive Co.	135,374
660		Estee Lauder Cos., Inc.	25,522
17,603		Procter & Gamble Co.	978,727
			1,217,745
		Distribution/Wholesale: 0.1%
962		Genuine Parts Co.	40,077
310		WW Grainger, Inc.	23,321
			63,398
		Diversified Financial Services: 6.2%
4,890		American Express Co.	260,246
934		Ameriprise Financial, Inc.	41,722
1,700		Capital One Financial Corp.	145,265
5,980		Charles Schwab Corp.	95,560
1,030		CIT Group, Inc.	53,859
19,700		Citigroup, Inc.	950,328
2,520		Countrywide Financial Corp.	95,962
1,420	@	E*Trade Financial Corp.	32,404
3,800		Fannie Mae	182,780
240		Federated Investors, Inc.	7,560
730		Franklin Resources, Inc.	63,371
2,960		Freddie Mac	168,750
2,990		Goldman Sachs Group, Inc.	449,786
880		Janus Capital Group, Inc.	15,752
13,780		JPMorgan Chase & Co.	578,760
440		Legg Mason, Inc.	43,789
3,580		Lehman Brothers Holdings, Inc.	233,237
3,600		Merrill Lynch & Co., Inc.	250,416
7,160		Morgan Stanley	452,584
1,820		SLM Corp.	96,314
960		T. Rowe Price Group, Inc.	$36,298
720		The Bear Stearns Cos., Inc.	100,858
			4,355,601
		Electric: 1.9%
2,820	@	AES Corp.	52,029
760	@	Allegheny Energy, Inc.	28,173
2,110		American Electric Power Co., Inc.	72,268
1,400		CenterPoint Energy Resources Corp.	17,500
1,640	@	CMS Energy Corp.	21,222
280		Consolidated Edison, Inc.	12,443
730		Constellation Energy Group, Inc.	39,800
1,640		Dominion Resources, Inc.	122,656
760		DTE Energy Co.	30,962
5,780		Duke Energy Corp.	169,759
1,470		Edison International	57,330
760		Exelon Corp.	43,191
2,550		FirstEnergy Corp.	138,236
1,820		FPL Group, Inc.	75,312
1,940		Pacific Gas & Electric Co.	76,203
660		Pinnacle West Capital Corp.	26,341
2,840		PPL Corp.	91,732
320		Progress Energy, Inc.	13,718
260		Public Service Enterprise Group, Inc.	17,191
760		Southern Co.	24,358
1,150		TECO Energy, Inc.	17,181
2,140		TXU Corp.	127,951
2,200		Xcel Energy, Inc.	42,196
			1,317,752
		Electrical Components & Equipment: 0.2%
1,710		Emerson Electric Co.	143,315
760		Molex, Inc.	25,513
			168,828
		Electronics: 0.4%
2,260	@	Agilent Technologies, Inc.	71,326
1,260		Applera Corp.-Applied Biosystems Group	40,761
540	@	Fisher Scientific International, Inc.	39,447
710		Jabil Circuit, Inc.	18,176
730		PerkinElmer, Inc.	15,257
2,180	@	Sanmina-SCI Corp.	10,028
4,890	@	Solectron Corp.	16,724
680	@	Thermo Electron Corp.	24,643
660	@	Waters Corp.	29,304
			265,666
		Engineering & Construction: 0.1%
440		Fluor Corp.	40,889
			40,889
		Entertainment: 0.1%
1,470		International Game Technology	55,772
			55,772
		Environmental Control: 0.1%
2,280		Waste Management, Inc.	81,806
			81,806
		Food: 0.9%
730		Campbell Soup Co.	27,090
2,160		ConAgra Foods, Inc.	47,758

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 7	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Food (continued)
760	@	Dean Foods Co.	$28,264
2,150		General Mills, Inc.	111,069
1,420		HJ Heinz Co.	58,532
1,010		Kellogg Co.	48,914
2,820		Kroger Co.	61,645
740		McCormick & Co., Inc.	24,827
2,080		Safeway, Inc.	54,080
3,569		Sara Lee Corp.	57,175
1,034		Supervalu, Inc.	31,744
760		Whole Foods Market, Inc.	49,126
772		WM Wrigley Jr. Co.	35,018
			635,242
		Forest Products & Paper: 0.3%
2,080		International Paper Co.	67,184
750		Louisiana-Pacific Corp.	16,425
710		MeadWestvaco Corp.	19,830
150		Plum Creek Timber Co., Inc.	5,325
440		Temple-Inland, Inc.	18,863
980		Weyerhaeuser Co.	61,005
			188,632
		Gas: 0.1%
320		Nicor, Inc.	13,280
1,390		Sempra Energy	63,217
			76,497
		Hand/Machine Tools: 0.1%
400		Black & Decker Corp.	33,784
240		Snap-On, Inc.	9,701
270		Stanley Works	12,749
			56,234
		Healthcare-Products: 1.5%
320		Bausch & Lomb, Inc.	15,693
2,680		Baxter International, Inc.	98,517
960		Becton Dickinson & Co.	58,685
1,100	@	Boston Scientific Corp.	18,524
400		CR Bard, Inc.	29,304
11,740		Johnson & Johnson	703,461
1,820	@	St. Jude Medical, Inc.	59,004
220		Stryker Corp.	9,264
980	@	Zimmer Holdings, Inc.	55,586
			1,048,038
		Healthcare-Services: 1.6%
4,160		Aetna, Inc.	166,109
1,205	@	Coventry Health Care, Inc.	66,203
1,200	@	Humana, Inc.	64,440
730	@	Laboratory Corp. of America Holdings	45,428
700		Quest Diagnostics	41,944
9,160		UnitedHealth Group, Inc.	410,185
4,480	@	WellPoint, Inc.	326,010
			1,120,319
		Home Furnishings: 0.1%
320		Harman International Industries, Inc.	27,318
220		Whirlpool Corp.	18,183
			45,501
		Household Products/Wares: 0.2%
100		Avery Dennison Corp.	$5,806
170		Clorox Co.	10,365
710		Fortune Brands, Inc.	50,417
1,760		Kimberly-Clark Corp.	108,592
			175,180
		Housewares: 0.0%
1,400		Newell Rubbermaid, Inc.	36,162
			36,162
		Insurance: 3.5%
1,260	@@	ACE Ltd.	63,743
2,200		Aflac, Inc.	101,970
3,700		Allstate Corp.	202,501
400		AMBAC Financial Group, Inc.	32,440
10,250		American International Group, Inc.	605,263
1,220		AON Corp.	42,480
2,640		Chubb Corp.	131,736
430		Cigna Corp.	42,359
706		Cincinnati Financial Corp.	33,189
1,740		Genworth Financial, Inc.	60,622
1,590		Hartford Financial Services Group, Inc.	134,514
2,029		Lincoln National Corp.	114,517
1,700		Loews Corp.	60,265
660		MBIA, Inc.	38,643
4,080		Metlife, Inc.	208,937
510		MGIC Investment Corp.	33,150
1,160		Principal Financial Group	64,554
3,020		Progressive Corp.	77,644
2,640		Prudential Financial, Inc.	205,128
440		Safeco Corp.	24,794
2,690		St. Paul Cos.	119,920
410		Torchmark Corp.	24,895
1,550		UnumProvident Corp.	28,102
			2,451,366
		Internet: 0.9%
1,320	@	Amazon.com, Inc.	51,058
4,550	@	eBay, Inc.	133,270
760	@	Google, Inc.	318,691
660	@	Monster Worldwide, Inc.	28,156
4,875	@	Symantec Corp.	75,758
220	@	VeriSign, Inc.	5,097
			612,030
		Iron/Steel: 0.2%
2,360		Nucor Corp.	128,030
660		United States Steel Corp.	46,279
			174,309
		Leisure Time: 0.2%
610		Brunswick Corp.	20,283
1,850		Carnival Corp.	77,219
1,100		Harley-Davidson, Inc.	60,379
110		Sabre Holdings Corp.	2,420
			160,301
		Lodging: 0.2%
100		Harrah’s Entertainment, Inc.	7,118
1,270		Hilton Hotels Corp.	35,916
1,520		Marriott International, Inc.	57,942
770		Starwood Hotels & Resorts	46,462
			147,438

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 7	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Machinery-Construction & Mining: 0.3%
2,620		Caterpillar, Inc.	$195,138
			195,138
		Machinery-Diversified: 0.2%
140		Cummins, Inc.	17,115
980		Deere & Co.	81,820
770		Rockwell Automation, Inc.	55,448
			154,383
		Media: 2.2%
4,545		CBS Corp.-Class B	122,942
2,180		Clear Channel Communications, Inc.	67,471
8,420	@	Comcast Corp.	275,671
2,610		McGraw-Hill Cos., Inc.	131,100
240		Meredith Corp.	11,890
750		New York Times Co.	18,405
12,850		News Corp., Inc.	246,463
17,790		Time Warner, Inc.	307,767
880	@	Univision Communications, Inc.	29,480
2,805	@	Viacom, Inc.-Class B	100,531
8,700		Walt Disney Co.	261,000
			1,572,720
		Mining: 0.5%
3,720		Alcoa, Inc.	120,379
760		Freeport-McMoRan Copper & Gold, Inc.	42,112
1,960		Newmont Mining Corp.	103,743
780		Phelps Dodge Corp.	64,085
			330,319
		Miscellaneous Manufacturing: 3.2%
2,930		3M Co.	236,656
610	@	Cooper Industries Ltd.	56,681
1,180		Danaher Corp.	75,898
770		Dover Corp.	38,061
1,200		Eastman Kodak Co.	28,536
530		Eaton Corp.	39,962
41,200		General Electric Co.	1,357,952
4,410		Honeywell International, Inc.	177,723
1,560		Illinois Tool Works, Inc.	74,100
1,560	@@	Ingersoll-Rand Co.	66,737
780		ITT Industries, Inc.	38,610
760		Leggett & Platt, Inc.	18,985
460		Parker Hannifin Corp.	35,696
490		Textron, Inc.	45,168
			2,290,765
		Office/Business Equipment: 0.1%
760		Pitney Bowes, Inc.	31,388
4,080	@	Xerox Corp.	56,753
			88,141
		Oil & Gas: 6.9%
1,820		Anadarko Petroleum Corp.	86,796
1,140		Apache Corp.	77,805
11,845		ChevronTexaco Corp.	735,101
7,862		ConocoPhillips	515,197
1,580		Devon Energy Corp.	95,448
1,110		EOG Resources, Inc.	76,967
36,560		ExxonMobil Corp.	2,242,941
1,040		Hess Corp.	54,964
1,140		Kerr-McGee Corp.	$79,059
1,890		Marathon Oil Corp.	157,437
760		Murphy Oil Corp.	42,454
980	@,@@	Nabors Industries Ltd.	33,114
540	@	Noble Corp.	40,187
2,590		Occidental Petroleum Corp.	265,605
440		Rowan Cos., Inc.	15,660
780		Sunoco, Inc.	54,046
3,680		Valero Energy Corp.	244,794
1,420		XTO Energy, Inc.	62,863
			4,880,438
		Oil & Gas Services: 0.6%
220		Baker Hughes, Inc.	18,007
1,760		Halliburton Co.	130,610
4,160		Schlumberger Ltd.	270,858
			419,475
		Packaging & Containers: 0.1%
730		Ball Corp.	27,039
760	@	Pactiv Corp.	18,810
480		Sealed Air Corp.	24,998
			70,847
		Pharmaceuticals: 3.6%
6,120		Abbott Laboratories	266,893
730		Allergan, Inc.	78,300
1,500		AmerisourceBergen Corp.	62,880
540	@	Barr Pharmaceuticals, Inc.	25,753
1,740		Bristol-Myers Squibb Co.	44,996
1,620		Cardinal Health, Inc.	104,215
1,910		Caremark Rx, Inc.	95,252
1,000	@	Express Scripts, Inc.	71,740
1,320	@	Forest Laboratories, Inc.	51,071
2,060	@	Gilead Sciences, Inc.	121,870
1,200	@	Hospira, Inc.	51,528
1,700	@	King Pharmaceuticals, Inc.	28,900
1,450	@	Medco Health Solutions, Inc.	83,056
11,720		Merck & Co., Inc.	426,960
760		Mylan Laboratories	15,200
29,070		Pfizer, Inc.	682,273
6,340		Schering-Plough Corp.	120,650
660	@	Watson Pharmaceuticals, Inc.	15,365
5,320		Wyeth	236,261
			2,583,163
		Pipelines: 0.0%
140		Kinder Morgan, Inc.	13,985
630		Williams Cos., Inc.	14,717
			28,702
		Real Estate Investment Trust: 0.2%
620		Apartment Investment & Management Co.	26,939
760		Kimco Realty Corp.	27,732
320		Public Storage, Inc.	24,288
760		Simon Property Group LP	63,034
			141,993
		Retail: 4.5%
700	@	Autonation, Inc.	15,008
220	@	Autozone, Inc.	19,404
1,190	@	Bed Bath & Beyond, Inc.	39,472
2,255		Best Buy Co., Inc.	123,664

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 7	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
740		Circuit City Stores, Inc.	$20,143
2,490		Costco Wholesale Corp.	142,254
3,500		CVS Corp.	107,450
680		Darden Restaurants, Inc.	26,792
1,100		Dollar General Corp.	15,378
500		Family Dollar Stores, Inc.	12,215
2,138		Federated Department Stores	78,251
2,300		Gap, Inc.	40,020
8,420		Home Depot, Inc.	301,352
1,280		JC Penney Co., Inc.	86,413
1,470	@	Kohl’s Corp.	86,906
1,520		Limited Brands	38,897
3,090		Lowe’s Cos., Inc.	187,470
8,400		McDonald’s Corp.	282,240
860		Nordstrom, Inc.	31,390
1,860	@	Office Depot, Inc.	70,680
490	@	Sears Holding Corp.	75,872
5,335		Staples, Inc.	129,747
5,160	@	Starbucks Corp.	194,842
3,470		Target Corp.	169,579
440		Tiffany & Co.	14,529
1,830		TJX Cos., Inc.	41,834
9,920		Wal-Mart Stores, Inc.	477,846
5,360		Walgreen Co.	240,342
640		Wendy’s International, Inc.	37,306
1,690		Yum! Brands, Inc.	84,956
			3,192,252
		Savings & Loans: 0.2%
1,010		Golden West Financial Corp.	74,942
335		Sovereign Bancorp, Inc.	6,804
725		Washington Mutual, Inc.	33,046
			114,792
		Semiconductors: 1.9%
2,740	@	Advanced Micro Devices, Inc.	66,911
1,700	@	Altera Corp.	29,835
1,550		Analog Devices, Inc.	49,817
6,550		Applied Materials, Inc.	106,634
1,920	@	Broadcom Corp.	57,696
3,080	@	Freescale Semiconductor, Inc.	90,552
23,210		Intel Corp.	439,830
200		KLA-Tencor Corp.	8,314
1,160		Linear Technology Corp.	38,848
1,520	@	LSI Logic Corp.	13,604
1,220		Maxim Integrated Products	39,174
4,210	@	Micron Technology, Inc.	63,403
2,220		National Semiconductor Corp.	52,947
760	@	Novellus Systems, Inc.	18,772
1,640	@	Nvidia Corp.	34,916
900	@	QLogic Corp.	15,516
6,280		Texas Instruments, Inc.	190,221
1,520		Xilinx, Inc.	34,428
			1,351,418
		Software: 2.4%
2,600	@	Adobe Systems, Inc.	78,936
880	@	Autodesk, Inc.	30,325
2,400		Automatic Data Processing, Inc.	108,840
1,550	@	BMC Software, Inc.	37,045
2,070		CA, Inc.	42,539
1,050	@	Citrix Systems, Inc.	42,147
2,360	@	Compuware Corp.	15,812
1,260	@	Electronic Arts, Inc.	$54,230
3,040		First Data Corp.	136,922
910	@	Fiserv, Inc.	41,278
270		IMS Health, Inc.	7,250
710	@	Intuit, Inc.	42,877
35,130		Microsoft Corp.	818,529
2,200	@	Novell, Inc.	14,586
14,860	@	Oracle Corp.	215,321
788	@	Parametric Technology Corp.	10,015
			1,696,652
		Telecommunications: 4.2%
440		Alltel Corp.	28,085
18,545		AT&T, Inc.	517,220
1,920	@	Avaya, Inc.	21,926
8,640		BellSouth Corp.	312,768
770		CenturyTel, Inc.	28,606
41,360	@	Cisco Systems, Inc.	807,761
1,640		Citizens Communications Co.	21,402
770	@	Comverse Technology, Inc.	15,223
6,290	@	Corning, Inc.	152,155
761	@	Embarq Corp.	31,193
16,780		Motorola, Inc.	338,117
6,920		Qualcomm, Inc.	277,284
14,243		Sprint Corp.-FON Group	284,718
2,080	@	Tellabs, Inc.	27,685
3,300		Verizon Communications, Inc.	110,517
			2,974,660
		Textiles: 0.0%
740		Cintas Corp.	29,422
			29,422
		Toys/Games/Hobbies: 0.1%
1,260		Hasbro, Inc.	22,819
1,820		Mattel, Inc.	30,048
			52,867
		Transportation: 1.1%
1,590		Burlington Northern Santa Fe Corp.	126,008
790		CSX Corp.	55,648
290		FedEx Corp.	33,889
2,820		Norfolk Southern Corp.	150,080
240		Union Pacific Corp.	22,310
4,320		United Parcel Service, Inc.	355,666
			743,601
		Total Common Stock (Cost $47,566,556)	48,554,592

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 5.6%

	Financing Corporation STRIP: 5.6%
$2,000,000	6.020%, due 05/11/12	1,472,830
1,591,000	6.060%, due 03/26/12	1,176,290
1,814,000	6.070%, due 03/07/12	1,343,485
		3,992,605
	Total U.S. Government Agency Obligations (Cost $4,167,593)	3,992,605

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 7	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
OTHER BONDS: 14.6%

	Sovereign: 14.6%
$14,000,000	Israel Government AID Bond, 5.260%, due 05/15/12		$10,358,306
	Total Other Bonds (Cost $10,770,485)		10,358,306

U.S. TREASURY OBLIGATIONS: 11.3%

	U.S. Treasury STRIP: 11.3%
10,585,000	5.090%, due 02/15/12		7,977,131
	Total U.S. Treasury Obligations (Cost $8,038,602)		7,977,131
	Total Long-Term Investments (Cost $70,543,236)		70,882,634

SHORT-TERM INVESTMENTS: 0.4%

	Repurchase Agreement: 0.4%
286,000	Morgan Stanley Repurchase Agreement dated 06/30/06, 5.199%, due 07/03/06, $286,124 to be received upon repurchase (Collateralized by $300,000 Federal Home Loan Bank, Discount Note, Market Value $299,100, due 07/21/06).		286,000
	Total Short-Term Investments (Cost $286,000)		286,000
	Total Investments In Securities (Cost $70,829,236)*	100.5%	$71,168,634
	Other Assets and Liabilities-Net	(0.5)	(388,469)
	Net Assets	100.0%	$70,780,165

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $71,736,959.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation		$1,828,389
	Gross Unrealized Depreciation		(2,396,714)
	Net Unrealized Depreciation		$(568,325)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 8	AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation
as of June 30, 2006

(as a percent of net assets)

Common Stock	73.3%
U.S. Government Agency Obligations	15.5%
U.S. Treasury Obligations	11.5%
Repurchase Agreements	0.6%
Other Assets and Liabilities, Net	-0.8%

Portfolio holdings are subject to change daily

Shares			Value
COMMON STOCK: 73.3%
		Advertising: 0.2%
760		Omnicom Group	$67,708
			67,708
		Aerospace/Defense: 1.9%
3,380		Boeing Co.	276,856
1,080		General Dynamics Corp.	70,697
440		Goodrich Corp.	17,728
100		L-3 Communications Holdings, Inc.	7,542
1,450		Lockheed Martin Corp.	104,023
870		Northrop Grumman Corp.	55,732
1,841		Raytheon Co.	82,053
490		Rockwell Collins, Inc.	27,376
2,450		United Technologies Corp.	155,379
			797,386
		Agriculture: 1.4%
5,070		Altria Group, Inc.	372,290
2,180		Archer-Daniels-Midland Co.	89,990
760		Monsanto Co.	63,984
210		Reynolds America, Inc.	24,213
440		UST, Inc.	19,884
			570,361
		Airlines: 0.1%
3,330		Southwest Airlines Co.	54,512
			54,512
		Apparel: 0.3%
1,560	@	Coach, Inc.	46,644
540		Jones Apparel Group, Inc.	17,167
320		Liz Claiborne, Inc.	11,859
450		Nike, Inc.	36,450
290		VF Corp.	19,697
			131,817
		Auto Manufacturers: 0.2%
6,930		Ford Motor Co.	48,025
100	@	Navistar International Corp.	2,461
490		Paccar, Inc.	40,366
			90,852
		Auto Parts & Equipment: 0.1%
760	@	Goodyear Tire & Rubber Co.	8,436
490		Johnson Controls, Inc.	40,288
			48,724
		Banks: 4.8%
930		AmSouth Bancorp.	24,599
11,393		Bank of America Corp.	548,003
1,860		Bank of New York	$59,892
1,920		BB&T Corp.	79,853
440		Comerica, Inc.	22,876
440		Compass Bancshares, Inc.	24,464
440		First Horizon National Corp.	17,688
220		Huntington Bancshares, Inc.	5,188
1,030		Keycorp	36,750
220		M&T Bank Corp.	25,942
540		Marshall & Ilsley Corp.	24,700
1,080		Mellon Financial Corp.	37,184
2,450		National City Corp.	88,666
1,300		North Fork Bancorporation, Inc.	39,221
440		Northern Trust Corp.	24,332
760		PNC Financial Services Group, Inc.	53,329
1,250		Regions Financial Corp.	41,400
880		State Street Corp.	51,119
930		SunTrust Banks, Inc.	70,922
208		Synovus Financial Corp.	5,570
6,000		US Bancorp.	185,280
3,970		Wachovia Corp.	214,698
4,140		Wells Fargo & Co.	277,711
100		Zions Bancorporation	7,794
			1,967,181
		Beverages: 1.9%
1,910		Anheuser-Busch Cos., Inc.	87,077
320		Brown-Forman Corp.	22,864
6,860		Coca-Cola Co.	295,117
880		Coca-Cola Enterprises, Inc.	17,926
540	@	Constellation Brands, Inc.	13,500
440		Pepsi Bottling Group, Inc.	14,146
5,510		PepsiCo, Inc.	330,820
			781,450
		Biotechnology: 0.7%
2,840	@	Amgen, Inc.	185,253
930	@	Biogen Idec, Inc.	43,087
710	@	Genzyme Corp.	43,346
220	@	Millipore Corp.	13,858
			285,544
		Building Materials: 0.2%
490		American Standard Cos., Inc.	21,202
1,150		Masco Corp.	34,086
220		Vulcan Materials Co.	17,160
			72,448
		Chemicals: 0.9%
100		Air Products & Chemicals, Inc.	6,392
220		Ashland, Inc.	14,674
2,400		Dow Chemical Co.	93,672
710		Ecolab, Inc.	28,812
2,230		EI DuPont de Nemours & Co.	92,768
220		International Flavors & Fragrances, Inc.	7,753
660		PPG Industries, Inc.	43,560
930		Praxair, Inc.	50,220
440		Rohm & Haas Co.	22,053
320		Sherwin-Williams Co.	15,194
			375,098
		Commercial Services: 0.7%
490	@	Apollo Group, Inc.	25,318
2,670		Cendant Corp.	43,494

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 8	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Commercial Services (continued)
580		Equifax, Inc.	$19,917
880		H&R Block, Inc.	20,997
1,270		McKesson Corp.	60,046
540		Moody’s Corp.	29,408
930		Paychex, Inc.	36,251
490		Robert Half International, Inc.	20,580
540		RR Donnelley & Sons Co.	17,253
			273,264
		Computers: 3.4%
50	@	Affiliated Computer Services, Inc.	2,581
2,130	@	Apple Computer, Inc.	121,666
540	@	Computer Sciences Corp.	26,158
5,750	@	Dell, Inc.	140,358
1,420		Electronic Data Systems Corp.	34,165
5,830	@	EMC Corp.	63,955
11,780		Hewlett-Packard Co.	373,190
6,540		International Business Machines Corp.	502,403
220	@	Lexmark International, Inc.	12,283
660	@	NCR Corp.	24,182
880	@	Network Appliance, Inc.	31,064
490	@	Sandisk Corp.	24,980
9,380	@	Sun Microsystems, Inc.	38,927
1,150	@	Unisys Corp.	7,222
			1,403,134
		Cosmetics/Personal Care: 1.8%
320		Alberto-Culver Co.	15,590
1,150		Avon Products, Inc.	35,650
1,420		Colgate-Palmolive Co.	85,058
320		Estee Lauder Cos., Inc.	12,374
10,832		Procter & Gamble Co.	602,259
			750,931
		Distribution/Wholesale: 0.1%
398		Genuine Parts Co.	16,581
220		WW Grainger, Inc.	16,551
			33,132
		Diversified Financial Services: 6.6%
2,990		American Express Co.	159,128
740		Ameriprise Financial, Inc.	33,056
980		Capital One Financial Corp.	83,741
2,990		Charles Schwab Corp.	47,780
540		CIT Group, Inc.	28,237
12,200		Citigroup, Inc.	588,528
1,710		Countrywide Financial Corp.	65,117
880	@	E*Trade Financial Corp.	20,082
2,350		Fannie Mae	113,035
320		Federated Investors, Inc.	10,080
390		Franklin Resources, Inc.	33,856
1,690		Freddie Mac	96,347
1,860		Goldman Sachs Group, Inc.	279,800
660		Janus Capital Group, Inc.	11,814
8,500		JPMorgan Chase & Co.	357,000
320		Legg Mason, Inc.	31,846
2,390		Lehman Brothers Holdings, Inc.	155,709
2,400		Merrill Lynch & Co., Inc.	166,944
4,460		Morgan Stanley	281,917
930		SLM Corp.	49,216
880		T. Rowe Price Group, Inc.	33,273
540		The Bear Stearns Cos., Inc.	75,643
			2,722,149
		Electric: 2.0%
2,010	@	AES Corp.	$37,085
490	@	Allegheny Energy, Inc.	18,164
1,300		American Electric Power Co., Inc.	44,525
880		CenterPoint Energy Resources Corp.	11,000
760	@	CMS Energy Corp.	9,834
220		Consolidated Edison, Inc.	9,777
660		Constellation Energy Group, Inc.	35,983
980		Dominion Resources, Inc.	73,294
540		DTE Energy Co.	22,000
3,558		Duke Energy Corp.	104,498
880		Edison International	34,320
440		Exelon Corp.	25,005
1,370		FirstEnergy Corp.	74,268
1,150		FPL Group, Inc.	47,587
930		Pacific Gas & Electric Co.	36,530
440		Pinnacle West Capital Corp.	17,560
1,470		PPL Corp.	47,481
170		Progress Energy, Inc.	7,288
220		Public Service Enterprise Group, Inc.	14,546
590		Southern Co.	18,910
760		TECO Energy, Inc.	11,354
1,310		TXU Corp.	78,325
1,370		Xcel Energy, Inc.	26,277
			805,611
		Electrical Components & Equipment: 0.3%
1,080		Emerson Electric Co.	90,515
490		Molex, Inc.	16,449
			106,964
		Electronics: 0.4%
1,470	@	Agilent Technologies, Inc.	46,393
540		Applera Corp.-Applied Biosystems Group	17,469
320	@	Fisher Scientific International, Inc.	23,376
440		Jabil Circuit, Inc.	11,264
540		PerkinElmer, Inc.	11,286
1,420	@	Sanmina-SCI Corp.	6,532
3,080	@	Solectron Corp.	10,534
490	@	Thermo Electron Corp.	17,758
440	@	Waters Corp.	19,536
			164,148
		Engineering & Construction: 0.0%
170		Fluor Corp.	15,798
			15,798
		Entertainment: 0.1%
880		International Game Technology	33,387
			33,387
		Environmental Control: 0.1%
1,420		Waste Management, Inc.	50,950
			50,950
		Food: 1.0%
490		Campbell Soup Co.	18,184
1,300		ConAgra Foods, Inc.	28,743
440	@	Dean Foods Co.	16,364
1,250		General Mills, Inc.	64,575
760		HJ Heinz Co.	31,327
760		Kellogg Co.	36,807

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 8	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Food (continued)
1,910		Kroger Co.	$41,753
490		McCormick & Co., Inc.	16,440
1,080		Safeway, Inc.	28,080
2,218		Sara Lee Corp.	35,532
904		Supervalu, Inc.	27,753
440		Whole Foods Market, Inc.	28,442
527		WM Wrigley Jr. Co.	23,905
			397,905
		Forest Products & Paper: 0.3%
1,300		International Paper Co.	41,990
320		Louisiana-Pacific Corp.	7,008
540		MeadWestvaco Corp.	15,082
100		Plum Creek Timber Co., Inc.	3,550
320		Temple-Inland, Inc.	13,718
540		Weyerhaeuser Co.	33,615
			114,963
		Gas: 0.1%
100		Nicor, Inc.	4,150
880		Sempra Energy	40,022
			44,172
		Hand/Machine Tools: 0.1%
210		Black & Decker Corp.	17,737
100		Snap-On, Inc.	4,042
320		Stanley Works	15,110
			36,889
		Healthcare-Products: 1.6%
100		Bausch & Lomb, Inc.	4,904
1,690		Baxter International, Inc.	62,124
590		Becton Dickinson & Co.	36,067
660	@	Boston Scientific Corp.	11,114
220		CR Bard, Inc.	16,117
7,250		Johnson & Johnson	434,420
930	@	St. Jude Medical, Inc.	30,151
100		Stryker Corp.	4,211
760	@	Zimmer Holdings, Inc.	43,107
			642,215
		Healthcare-Services: 1.7%
2,500		Aetna, Inc.	99,825
700	@	Coventry Health Care, Inc.	38,458
780	@	Humana, Inc.	41,886
440	@	Laboratory Corp. of America Holdings	27,381
490		Quest Diagnostics	29,361
5,630		UnitedHealth Group, Inc.	252,111
2,770	@	WellPoint, Inc.	201,573
			690,595
		Home Furnishings: 0.1%
220		Harman International Industries, Inc.	18,781
100		Whirlpool Corp.	8,265
			27,046
		Household Products/Wares: 0.3%
100		Avery Dennison Corp.	5,806
100		Clorox Co.	6,097
490		Fortune Brands, Inc.	34,795
1,200		Kimberly-Clark Corp.	74,040
			120,738
		Housewares: 0.1%
760		Newell Rubbermaid, Inc.	$19,631
			19,631
		Insurance: 3.7%
740	@@	ACE Ltd.	37,437
1,250		Aflac, Inc.	57,938
2,180		Allstate Corp.	119,311
390		AMBAC Financial Group, Inc.	31,629
6,370		American International Group, Inc.	376,149
810		AON Corp.	28,204
1,660		Chubb Corp.	82,834
270		Cigna Corp.	26,598
490		Cincinnati Financial Corp.	23,035
930		Genworth Financial, Inc.	32,401
980		Hartford Financial Services Group, Inc.	82,908
1,304		Lincoln National Corp.	73,598
1,070		Loews Corp.	37,932
440		MBIA, Inc.	25,762
2,570		Metlife, Inc.	131,610
310		MGIC Investment Corp.	20,150
710		Principal Financial Group	39,512
1,910		Progressive Corp.	49,106
1,680		Prudential Financial, Inc.	130,536
320		Safeco Corp.	18,032
1,700		St. Paul Cos.	75,786
390		Torchmark Corp.	23,681
760		UnumProvident Corp.	13,779
			1,537,928
		Internet: 1.0%
880	@	Amazon.com, Inc.	34,038
2,840	@	eBay, Inc.	83,184
490	@	Google, Inc.	205,472
440	@	Monster Worldwide, Inc.	18,770
2,941	@	Symantec Corp.	45,703
170	@	VeriSign, Inc.	3,939
			391,106
		Iron/Steel: 0.2%
220		Allegheny Technologies, Inc.	15,233
1,300		Nucor Corp.	70,525
220		United States Steel Corp.	15,426
			101,184
		Leisure Time: 0.3%
320		Brunswick Corp.	10,640
1,030		Carnival Corp.	42,992
810		Harley-Davidson, Inc.	44,461
320		Sabre Holdings Corp.	7,040
			105,133
		Lodging: 0.2%
50		Harrah’s Entertainment, Inc.	3,559
760		Hilton Hotels Corp.	21,493
980		Marriott International, Inc.	37,358
540		Starwood Hotels & Resorts	32,584
			94,994
		Machinery-Construction & Mining: 0.3%
1,640		Caterpillar, Inc.	122,147
			122,147

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 8	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Machinery-Diversified: 0.2%
100		Cummins, Inc.	$12,225
590		Deere & Co.	49,259
490		Rockwell Automation, Inc.	35,285
			96,769
		Media: 2.4%
2,840		CBS Corp.-Class B	76,822
1,420		Clear Channel Communications, Inc.	43,949
5,240	@	Comcast Corp.	171,558
320		EW Scripps Co.	13,805
1,480		McGraw-Hill Cos., Inc.	74,340
100		Meredith Corp.	4,954
490		New York Times Co.	12,025
7,910		News Corp., Inc.	151,714
11,000		Time Warner, Inc.	190,300
660	@	Univision Communications, Inc.	22,110
1,790	@	Viacom, Inc.-Class B	64,154
5,440		Walt Disney Co.	163,200
			988,931
		Mining: 0.5%
2,350		Alcoa, Inc.	76,046
440		Freeport-McMoRan Copper & Gold, Inc.	24,380
1,200		Newmont Mining Corp.	63,516
590		Phelps Dodge Corp.	48,474
			212,416
		Miscellaneous Manufacturing: 3.5%
1,790		3M Co.	144,578
320	@	Cooper Industries Ltd.	29,734
810		Danaher Corp.	52,099
540		Dover Corp.	26,692
810		Eastman Kodak Co.	19,262
440		Eaton Corp.	33,176
25,500		General Electric Co.	840,480
2,720		Honeywell International, Inc.	109,616
980		Illinois Tool Works, Inc.	46,550
810	@@	Ingersoll-Rand Co.	34,652
540		ITT Industries, Inc.	26,730
590		Leggett & Platt, Inc.	14,738
440		Parker Hannifin Corp.	34,144
320		Textron, Inc.	29,498
			1,441,949
		Office/Business Equipment: 0.1%
660		Pitney Bowes, Inc.	27,258
2,400	@	Xerox Corp.	33,384
			60,642
		Oil & Gas: 7.3%
1,080		Anadarko Petroleum Corp.	51,505
760		Apache Corp.	51,870
7,377		ChevronTexaco Corp.	457,817
4,843		ConocoPhillips	317,362
1,030		Devon Energy Corp.	62,222
660		EOG Resources, Inc.	45,764
22,610		ExxonMobil Corp.	1,387,113
660		Hess Corp.	34,881
440		Kerr-McGee Corp.	30,514
1,030		Marathon Oil Corp.	85,799
440		Murphy Oil Corp.	24,578
810	@,@@	Nabors Industries Ltd.	27,370
320	@	Noble Corp.	23,814
1,640		Occidental Petroleum Corp.	$168,182
320		Rowan Cos., Inc.	11,389
490		Sunoco, Inc.	33,952
2,350		Valero Energy Corp.	156,322
810		XTO Energy, Inc.	35,859
			3,006,313
		Oil & Gas Services: 0.7%
220		Baker Hughes, Inc.	18,007
1,250		Halliburton Co.	92,763
2,570		Schlumberger Ltd.	167,333
			278,103
		Packaging & Containers: 0.1%
490		Ball Corp.	18,150
590	@	Pactiv Corp.	14,603
320		Sealed Air Corp.	16,666
			49,419
		Pharmaceuticals: 3.8%
3,820		Abbott Laboratories	166,590
390		Allergan, Inc.	41,831
940		AmerisourceBergen Corp.	39,405
320	@	Barr Pharmaceuticals, Inc.	15,261
1,030		Bristol-Myers Squibb Co.	26,636
1,170		Cardinal Health, Inc.	75,266
1,060		Caremark Rx, Inc.	52,862
660	@	Express Scripts, Inc.	47,348
760	@	Forest Laboratories, Inc.	29,404
1,250	@	Gilead Sciences, Inc.	73,950
760	@	Hospira, Inc.	32,634
1,030	@	King Pharmaceuticals, Inc.	17,510
760	@	Medco Health Solutions, Inc.	43,533
7,200		Merck & Co., Inc.	262,296
660		Mylan Laboratories	13,200
18,030		Pfizer, Inc.	423,164
3,650		Schering-Plough Corp.	69,460
320	@	Watson Pharmaceuticals, Inc.	7,450
3,260		Wyeth	144,777
			1,582,577
		Pipelines: 0.0%
320		Williams Cos., Inc.	7,475
			7,475
		Real Estate Investment Trust: 0.2%
320		Apartment Investment & Management Co.	13,904
590		Kimco Realty Corp.	21,529
320		Public Storage, Inc.	24,288
440		Simon Property Group LP	36,494
			96,215
		Retail: 4.9%
540	@	Autonation, Inc.	11,578
100	@	Autozone, Inc.	8,820
760	@	Bed Bath & Beyond, Inc.	25,209
1,440		Best Buy Co., Inc.	78,970
490		Circuit City Stores, Inc.	13,338
1,520		Costco Wholesale Corp.	86,838
2,180		CVS Corp.	66,926
310		Darden Restaurants, Inc.	12,214
810		Dollar General Corp.	11,324
440		Family Dollar Stores, Inc.	10,749
1,480		Federated Department Stores	54,168

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 8	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
1,420		Gap, Inc.	$24,708
5,210		Home Depot, Inc.	186,466
810		JC Penney Co., Inc.	54,683
880	@	Kohl’s Corp.	52,026
810		Limited Brands	20,728
1,960		Lowe’s Cos., Inc.	118,913
5,240		McDonald’s Corp.	176,064
760		Nordstrom, Inc.	27,740
1,080	@	Office Depot, Inc.	41,040
310	@	Sears Holding Corp.	48,000
3,160		Staples, Inc.	76,851
3,160	@	Starbucks Corp.	119,322
2,180		Target Corp.	106,537
490		Tiffany & Co.	16,180
1,420		TJX Cos., Inc.	32,461
6,150		Wal-Mart Stores, Inc.	296,246
3,380		Walgreen Co.	151,559
440		Wendy’s International, Inc.	25,648
930		Yum! Brands, Inc.	46,751
			2,002,057
		Savings & Loans: 0.2%
760		Golden West Financial Corp.	56,392
230		Sovereign Bancorp, Inc.	4,671
580		Washington Mutual, Inc.	26,436
			87,499
		Semiconductors: 2.0%
1,740	@	Advanced Micro Devices, Inc.	42,491
930	@	Altera Corp.	16,322
930		Analog Devices, Inc.	29,890
4,240		Applied Materials, Inc.	69,027
1,250	@	Broadcom Corp.	37,563
1,960	@	Freescale Semiconductor, Inc.	57,624
14,470		Intel Corp.	274,207
170		KLA-Tencor Corp.	7,067
810		Linear Technology Corp.	27,127
930	@	LSI Logic Corp.	8,324
760		Maxim Integrated Products	24,404
1,690	@	Micron Technology, Inc.	25,451
1,420		National Semiconductor Corp.	33,867
50	@	Novellus Systems, Inc.	1,235
1,150	@	Nvidia Corp.	24,484
760	@	QLogic Corp.	13,102
3,870		Texas Instruments, Inc.	117,222
810		Xilinx, Inc.	18,347
			827,754
		Software: 2.6%
1,640	@	Adobe Systems, Inc.	49,790
720	@	Autodesk, Inc.	24,811
1,420		Automatic Data Processing, Inc.	64,397
1,010	@	BMC Software, Inc.	24,139
1,300		CA, Inc.	26,715
660	@	Citrix Systems, Inc.	26,492
1,910	@	Compuware Corp.	12,797
810	@	Electronic Arts, Inc.	34,862
1,910		First Data Corp.	86,026
540	@	Fiserv, Inc.	24,494
100		IMS Health, Inc.	2,685
440	@	Intuit, Inc.	26,572
21,800		Microsoft Corp.	507,940
1,910	@	Novell, Inc.	12,663
9,190	@	Oracle Corp.	133,163
260	@	Parametric Technology Corp.	3,305
			1,060,851
		Telecommunications: 4.4%
270		Alltel Corp.	$17,234
11,543		AT&T, Inc.	321,934
540	@	Avaya, Inc.	6,167
5,340		BellSouth Corp.	193,308
440		CenturyTel, Inc.	16,346
25,670	@	Cisco Systems, Inc.	501,335
930		Citizens Communications Co.	12,137
100	@	Comverse Technology, Inc.	1,977
3,870	@	Corning, Inc.	93,615
477	@	Embarq Corp.	19,552
10,420		Motorola, Inc.	209,963
4,040		Qualcomm, Inc.	161,883
8,823		Sprint Corp.-FON Group	176,372
1,520	@	Tellabs, Inc.	20,231
2,060		Verizon Communications, Inc.	68,989
			1,821,043
		Textiles: 0.0%
490		Cintas Corp.	19,482
			19,482
		Toys/Games/Hobbies: 0.1%
760		Hasbro, Inc.	13,764
1,030		Mattel, Inc.	17,005
			30,769
		Transportation: 1.1%
930		Burlington Northern Santa Fe Corp.	73,704
540		CSX Corp.	38,038
170		FedEx Corp.	19,866
1,690		Norfolk Southern Corp.	89,942
170		Union Pacific Corp.	15,803
2,720		United Parcel Service, Inc.	223,938
			461,291
		Total Common Stock (Cost $29,604,788)	30,180,750

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.5%
	Federal National Mortgage Association: 7.9%
$4,417,000	6.010%, due 05/15/12	3,251,570
	Financing Corporation STRIP: 7.6%
1,731,000	6.020%, due 05/11/12	1,274,734
1,400,000	6.050%, due 06/06/12	1,026,350
1,130,000	6.060%, due 03/26/12	835,454
		3,136,538
	Total U.S. Government Agency Obligations (Cost $6,859,073)	6,388,108
U.S. TREASURY OBLIGATIONS: 11.5%
	U.S. Treasury STRIP: 11.5%
6,418,000	5.080%, due 08/15/12	4,719,316
	Total U.S. Treasury Obligations (Cost $4,759,532)	4,719,316
	Total Long-Term Investments (Cost $41,223,393)	41,288,174

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 8	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
SHORT-TERM INVESTMENTS: 0.6%
	Repurchase Agreement: 0.6%
$231,000	Morgan Stanley Repurchase Agreement dated 06/30/06, 5.200%, due 07/03/06, $231,100 to be received upon repurchase (Collateralized by $240,000 Federal Home Loan Bank, Discount Note, Market Value $238,056, due 08/25/06).		$231,000
	Total Short-Term Investments
	(Cost $231,000)		231,000
	Total Investments In Securities (Cost $41,454,393)*	100.8%	$41,519,174
	Other Assets and Liabilities-Net	(0.8)	(322,821)
	Net Assets	100.0%	$41,196,353

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $41,840,614.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation		$1,259,154
	Gross Unrealized Depreciation		(1,580,594)
	Net Unrealized Depreciation		$(321,440)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 9	AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation
as of June 30, 2006

(as a percent of net assets)

Common Stock	69.1%
U.S. Government Agency Obligations	18.4%
U.S. Treasury Obligations	12.9%
Repurchase Agreements	1.0%
Other Assets and Liabilities, Net	-1.4%

Portfolio holdings are subject to change daily

Shares			Value
COMMON STOCK: 69.1%
		Advertising: 0.1%
560		Omnicom Group	$49,890
			49,890
		Aerospace/Defense: 1.8%
2,700		Boeing Co.	221,157
870		General Dynamics Corp.	56,950
350		Goodrich Corp.	14,102
60		L-3 Communications Holdings, Inc.	4,525
1,180		Lockheed Martin Corp.	84,653
750		Northrop Grumman Corp.	48,045
1,160		Raytheon Co.	51,701
470		Rockwell Collins, Inc.	26,259
2,140		United Technologies Corp.	135,719
			643,111
		Agriculture: 1.3%
4,080		Altria Group, Inc.	299,594
1,850		Archer-Daniels-Midland Co.	76,368
560		Monsanto Co.	47,146
140		Reynolds America, Inc.	16,142
350		UST, Inc.	15,817
			455,067
		Airlines: 0.1%
1,600		Southwest Airlines Co.	26,192
			26,192
		Apparel: 0.3%
1,400	@	Coach, Inc.	41,860
310		Jones Apparel Group, Inc.	9,855
210		Liz Claiborne, Inc.	7,783
420		Nike, Inc.	34,020
220		VF Corp.	14,942
			108,460
		Auto Manufacturers: 0.2%
4,920		Ford Motor Co.	34,096
140	@	Navistar International Corp.	3,445
400		Paccar, Inc.	32,952
			70,493
		Auto Parts & Equipment: 0.1%
670	@	Goodyear Tire & Rubber Co.	7,437
420		Johnson Controls, Inc.	34,532
			41,969
		Banks: 4.5%
890		AmSouth Bancorp.	23,541
9,097		Bank of America Corp.	437,566
1,770		Bank of New York	$56,994
1,540		BB&T Corp.	64,049
490		Comerica, Inc.	25,475
330		Compass Bancshares, Inc.	18,348
350		First Horizon National Corp.	14,070
70		Huntington Bancshares, Inc.	1,651
880		Keycorp	31,398
140		M&T Bank Corp.	16,509
470		Marshall & Ilsley Corp.	21,498
870		Mellon Financial Corp.	29,954
2,000		National City Corp.	72,380
1,000		North Fork Bancorporation, Inc.	30,170
450		Northern Trust Corp.	24,885
540		PNC Financial Services Group, Inc.	37,892
1,000		Regions Financial Corp.	33,120
640		State Street Corp.	37,178
710		SunTrust Banks, Inc.	54,145
190		Synovus Financial Corp.	5,088
4,810		US Bancorp.	148,533
3,220		Wachovia Corp.	174,138
3,330		Wells Fargo & Co.	223,376
20		Zions Bancorporation	1,559
			1,583,517
		Beverages: 1.8%
1,580		Anheuser-Busch Cos., Inc.	72,032
120		Brown-Forman Corp.	8,574
5,460		Coca-Cola Co.	234,889
990		Coca-Cola Enterprises, Inc.	20,166
40	@	Constellation Brands, Inc.	1,000
490		Pepsi Bottling Group, Inc.	15,754
4,420		PepsiCo, Inc.	265,377
			617,792
		Biotechnology: 0.6%
2,300	@	Amgen, Inc.	150,029
630	@	Biogen Idec, Inc.	29,188
560	@	Genzyme Corp.	34,188
110	@	Millipore Corp.	6,929
			220,334
		Building Materials: 0.2%
450		American Standard Cos., Inc.	19,472
1,080		Masco Corp.	32,011
180		Vulcan Materials Co.	14,040
			65,523
		Chemicals: 0.8%
120		Air Products & Chemicals, Inc.	7,670
1,840		Dow Chemical Co.	71,815
450		Ecolab, Inc.	18,261
1,750		EI DuPont de Nemours & Co.	72,800
220		International Flavors & Fragrances, Inc.	7,753
650		PPG Industries, Inc.	42,900
650		Praxair, Inc.	35,100
480		Rohm & Haas Co.	24,058
330		Sherwin-Williams Co.	15,668
			296,025
		Commercial Services: 0.7%
350	@	Apollo Group, Inc.	18,085
2,150		Cendant Corp.	35,024

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 9	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Commercial Services (continued)
440		Equifax, Inc.	$15,110
610		H&R Block, Inc.	14,555
1,140		McKesson Corp.	53,899
570		Moody’s Corp.	31,042
720		Paychex, Inc.	28,066
450		Robert Half International, Inc.	18,900
470		RR Donnelley & Sons Co.	15,017
			229,698
		Computers: 3.3%
50	@	Affiliated Computer Services, Inc.	2,581
1,800	@	Apple Computer, Inc.	102,816
460	@	Computer Sciences Corp.	22,282
4,690	@	Dell, Inc.	114,483
1,180		Electronic Data Systems Corp.	28,391
5,160	@	EMC Corp.	56,605
9,510		Hewlett-Packard Co.	301,277
5,260		International Business Machines Corp.	404,073
80	@	Lexmark International, Inc.	4,466
460	@	NCR Corp.	16,854
910	@	Network Appliance, Inc.	32,123
400	@	Sandisk Corp.	20,392
7,400	@	Sun Microsystems, Inc.	30,710
960	@	Unisys Corp.	6,029
			1,143,082
		Cosmetics/Personal Care: 1.7%
200		Alberto-Culver Co.	9,744
1,000		Avon Products, Inc.	31,000
1,140		Colgate-Palmolive Co.	68,286
350		Estee Lauder Cos., Inc.	13,535
8,764		Procter & Gamble Co.	487,278
			609,843
		Distribution/Wholesale: 0.1%
460		Genuine Parts Co.	19,164
90		WW Grainger, Inc.	6,771
			25,935
		Diversified Financial Services: 6.3%
2,480		American Express Co.	131,986
616		Ameriprise Financial, Inc.	27,517
750		Capital One Financial Corp.	64,088
2,900		Charles Schwab Corp.	46,342
400		CIT Group, Inc.	20,916
9,770		Citigroup, Inc.	471,305
1,310		Countrywide Financial Corp.	49,885
1,030	@	E*Trade Financial Corp.	23,505
2,020		Fannie Mae	97,162
210		Federated Investors, Inc.	6,615
340		Franklin Resources, Inc.	29,515
1,450		Freddie Mac	82,665
1,500		Goldman Sachs Group, Inc.	225,645
450		Janus Capital Group, Inc.	8,055
6,900		JPMorgan Chase & Co.	289,800
200		Legg Mason, Inc.	19,904
1,750		Lehman Brothers Holdings, Inc.	114,013
1,760		Merrill Lynch & Co., Inc.	122,426
3,650		Morgan Stanley	230,717
790		SLM Corp.	41,807
610		T. Rowe Price Group, Inc.	23,064
450		The Bear Stearns Cos., Inc.	63,036
			2,189,968
		Electric: 1.9%
1,530	@	AES Corp.	$28,229
400	@	Allegheny Energy, Inc.	14,828
910		American Electric Power Co., Inc.	31,168
930		CenterPoint Energy Resources Corp.	11,625
710	@	CMS Energy Corp.	9,187
160		Consolidated Edison, Inc.	7,110
490		Constellation Energy Group, Inc.	26,715
750		Dominion Resources, Inc.	56,093
490		DTE Energy Co.	19,963
2,850		Duke Energy Corp.	83,705
640		Edison International	24,960
350		Exelon Corp.	19,891
1,250		FirstEnergy Corp.	67,763
980		FPL Group, Inc.	40,552
770		Pacific Gas & Electric Co.	30,246
310		Pinnacle West Capital Corp.	12,372
1,400		PPL Corp.	45,220
200		Progress Energy, Inc.	8,574
140		Public Service Enterprise Group, Inc.	9,257
400		Southern Co.	12,820
670		TECO Energy, Inc.	10,010
1,090		TXU Corp.	65,171
1,100		Xcel Energy, Inc.	21,098
			656,557
		Electrical Components & Equipment: 0.2%
740		Emerson Electric Co.	62,019
350		Molex, Inc.	11,750
			73,769
		Electronics: 0.4%
1,120	@	Agilent Technologies, Inc.	35,347
490		Applera Corp.-Applied Biosystems Group	15,852
200	@	Fisher Scientific International, Inc.	14,610
460		Jabil Circuit, Inc.	11,776
390		PerkinElmer, Inc.	8,151
1,230	@	Sanmina-SCI Corp.	5,658
2,400	@	Solectron Corp.	8,208
410	@	Thermo Electron Corp.	14,858
310	@	Waters Corp.	13,764
			128,224
		Engineering & Construction: 0.1%
200		Fluor Corp.	18,586
			18,586
		Entertainment: 0.1%
750		International Game Technology	28,455
			28,455
		Environmental Control: 0.1%
1,120		Waste Management, Inc.	40,186
			40,186
		Food: 0.9%
480		Campbell Soup Co.	17,813
1,200		ConAgra Foods, Inc.	26,532
350	@	Dean Foods Co.	13,017
980		General Mills, Inc.	50,627

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 9	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Food (continued)
680		HJ Heinz Co.	$28,030
580		Kellogg Co.	28,089
1,630		Kroger Co.	35,632
400		McCormick & Co., Inc.	13,420
900		Safeway, Inc.	23,400
1,830		Sara Lee Corp.	29,317
679		Supervalu, Inc.	20,845
350		Whole Foods Market, Inc.	22,624
412		WM Wrigley Jr. Co.	18,688
			328,034
		Forest Products & Paper: 0.3%
1,100		International Paper Co.	35,530
130		Louisiana-Pacific Corp.	2,847
510		MeadWestvaco Corp.	14,244
110		Plum Creek Timber Co., Inc.	3,905
440		Temple-Inland, Inc.	18,863
610		Weyerhaeuser Co.	37,973
			113,362
		Gas: 0.1%
120		Nicor, Inc.	4,980
680		Sempra Energy	30,926
			35,906
		Hand/Machine Tools: 0.1%
110		Black & Decker Corp.	9,291
190		Stanley Works	8,972
			18,263
		Healthcare-Products: 1.5%
120		Bausch & Lomb, Inc.	5,885
1,240		Baxter International, Inc.	45,582
620		Becton Dickinson & Co.	37,901
550	@	Boston Scientific Corp.	9,262
150		CR Bard, Inc.	10,989
5,910		Johnson & Johnson	354,127
660	@	St. Jude Medical, Inc.	21,397
100		Stryker Corp.	4,211
450	@	Zimmer Holdings, Inc.	25,524
			514,878
		Healthcare-Services: 1.6%
1,710		Aetna, Inc.	68,280
605	@	Coventry Health Care, Inc.	33,239
580	@	Humana, Inc.	31,146
400	@	Laboratory Corp. of America Holdings	24,892
90		Manor Care, Inc.	4,223
400		Quest Diagnostics	23,968
4,530		UnitedHealth Group, Inc.	202,853
2,250	@	WellPoint, Inc.	163,733
			552,334
		Home Furnishings: 0.1%
200		Harman International Industries, Inc.	17,074
180		Whirlpool Corp.	14,877
			31,951
		Household Products/Wares: 0.3%
100		Avery Dennison Corp.	5,806
120		Clorox Co.	7,316
330		Fortune Brands, Inc.	$23,433
980		Kimberly-Clark Corp.	60,466
			97,021
		Housewares: 0.0%
620		Newell Rubbermaid, Inc.	16,015
			16,015
		Insurance: 3.5%
610	@@	ACE Ltd.	30,860
970		Aflac, Inc.	44,960
1,840		Allstate Corp.	100,703
120		AMBAC Financial Group, Inc.	9,732
5,060		American International Group, Inc.	298,793
770		AON Corp.	26,811
1,290		Chubb Corp.	64,371
250		Cigna Corp.	24,628
420		Cincinnati Financial Corp.	19,744
750		Genworth Financial, Inc.	26,130
870		Hartford Financial Services Group, Inc.	73,602
699		Lincoln National Corp.	39,452
860		Loews Corp.	30,487
400		MBIA, Inc.	23,420
2,140		Metlife, Inc.	109,589
230		MGIC Investment Corp.	14,950
560		Principal Financial Group	31,164
1,520		Progressive Corp.	39,079
1,330		Prudential Financial, Inc.	103,341
230		Safeco Corp.	12,961
1,460		St. Paul Cos.	65,087
230		Torchmark Corp.	13,966
870		UnumProvident Corp.	15,773
			1,219,603
		Internet: 0.9%
650	@	Amazon.com, Inc.	25,142
2,370	@	eBay, Inc.	69,417
450	@	Google, Inc.	188,699
250	@	Monster Worldwide, Inc.	10,665
2,270	@	Symantec Corp.	35,276
100	@	VeriSign, Inc.	2,317
			331,516
		Iron/Steel: 0.3%
200		Allegheny Technologies, Inc.	13,848
1,160		Nucor Corp.	62,930
240		United States Steel Corp.	16,829
			93,607
		Leisure Time: 0.2%
240		Brunswick Corp.	7,980
880		Carnival Corp.	36,731
540		Harley-Davidson, Inc.	29,641
			74,352
		Lodging: 0.2%
50		Harrah’s Entertainment, Inc.	3,559
660		Hilton Hotels Corp.	18,665
630		Marriott International, Inc.	24,016
580		Starwood Hotels & Resorts	34,997
			81,237

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 9	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Machinery-Construction & Mining: 0.3%
1,300		Caterpillar, Inc.	$96,824
			96,824
		Machinery-Diversified: 0.2%
40		Cummins, Inc.	4,890
450		Deere & Co.	37,571
340		Rockwell Automation, Inc.	24,483
			66,944
		Media: 2.2%
2,180		CBS Corp.-Class B	58,969
1,060		Clear Channel Communications, Inc.	32,807
4,250	@	Comcast Corp.	139,145
200		EW Scripps Co.	8,628
1,120		McGraw-Hill Cos., Inc.	56,258
100		Meredith Corp.	4,954
100		New York Times Co.	2,454
6,350		News Corp., Inc.	121,793
8,940		Time Warner, Inc.	154,662
550	@	Univision Communications, Inc.	18,425
1,430	@	Viacom, Inc.-Class B	51,251
4,320		Walt Disney Co.	129,600
			778,946
		Mining: 0.5%
1,800		Alcoa, Inc.	58,248
390		Freeport-McMoRan Copper & Gold, Inc.	21,610
950		Newmont Mining Corp.	50,284
370		Phelps Dodge Corp.	30,399
			160,541
		Miscellaneous Manufacturing: 3.3%
1,490		3M Co.	120,347
200	@	Cooper Industries Ltd.	18,584
670		Danaher Corp.	43,094
450		Dover Corp.	22,244
650		Eastman Kodak Co.	15,457
340		Eaton Corp.	25,636
20,560		General Electric Co.	677,658
2,200		Honeywell International, Inc.	88,660
770		Illinois Tool Works, Inc.	36,575
630	@@	Ingersoll-Rand Co.	26,951
420		ITT Industries, Inc.	20,790
400		Leggett & Platt, Inc.	9,992
180		Parker Hannifin Corp.	13,968
320		Textron, Inc.	29,498
			1,149,454
		Office/Business Equipment: 0.2%
520		Pitney Bowes, Inc.	21,476
2,300	@	Xerox Corp.	31,993
			53,469
		Oil & Gas: 7.0%
980		Anadarko Petroleum Corp.	46,736
660		Apache Corp.	45,045
5,930		ChevronTexaco Corp.	368,016
3,859		ConocoPhillips	252,880
870		Devon Energy Corp.	52,557
600		EOG Resources, Inc.	41,604
18,180		ExxonMobil Corp.	$1,115,315
470		Hess Corp.	24,840
430		Kerr-McGee Corp.	29,821
870		Marathon Oil Corp.	72,471
430		Murphy Oil Corp.	24,020
630	@,@@	Nabors Industries Ltd.	21,288
200	@	Noble Corp.	14,884
1,310		Occidental Petroleum Corp.	134,341
180		Rowan Cos., Inc.	6,406
400		Sunoco, Inc.	27,716
1,980		Valero Energy Corp.	131,710
650		XTO Energy, Inc.	28,776
			2,438,426
		Oil & Gas Services: 0.6%
100		Baker Hughes, Inc.	8,185
940		Halliburton Co.	69,757
2,100		Schlumberger Ltd.	136,731
			214,673
		Packaging & Containers: 0.1%
330		Ball Corp.	12,223
450	@	Pactiv Corp.	11,138
210		Sealed Air Corp.	10,937
			34,298
		Pharmaceuticals: 3.6%
3,090		Abbott Laboratories	134,755
320		Allergan, Inc.	34,323
650		AmerisourceBergen Corp.	27,248
350	@	Barr Pharmaceuticals, Inc.	16,692
750		Bristol-Myers Squibb Co.	19,395
850		Cardinal Health, Inc.	54,681
1,010		Caremark Rx, Inc.	50,369
460	@	Express Scripts, Inc.	33,000
610	@	Forest Laboratories, Inc.	23,601
910	@	Gilead Sciences, Inc.	53,836
570	@	Hospira, Inc.	24,476
920	@	King Pharmaceuticals, Inc.	15,640
670	@	Medco Health Solutions, Inc.	38,378
5,780		Merck & Co., Inc.	210,565
240		Mylan Laboratories	4,800
14,490		Pfizer, Inc.	340,080
2,900		Schering-Plough Corp.	55,187
250	@	Watson Pharmaceuticals, Inc.	5,820
2,690		Wyeth	119,463
			1,262,309
		Pipelines: 0.0%
250		Williams Cos., Inc.	5,840
			5,840
		Real Estate Investment Trust: 0.2%
210		Apartment Investment & Management Co.	9,125
450		Kimco Realty Corp.	16,421
110		Public Storage, Inc.	8,349
340		Simon Property Group LP	28,200
			62,095
		Retail: 4.5%
250	@	Autonation, Inc.	5,360
80	@	Autozone, Inc.	7,056
660	@	Bed Bath & Beyond, Inc.	21,892

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 9	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
1,170		Best Buy Co., Inc.	$64,163
480		Circuit City Stores, Inc.	13,066
1,270		Costco Wholesale Corp.	72,555
1,650		CVS Corp.	50,655
230		Darden Restaurants, Inc.	9,062
870		Dollar General Corp.	12,163
190		Family Dollar Stores, Inc.	4,642
1,200		Federated Department Stores	43,920
1,250		Gap, Inc.	21,750
4,170		Home Depot, Inc.	149,244
600		JC Penney Co., Inc.	40,506
610	@	Kohl’s Corp.	36,063
700		Limited Brands	17,913
1,530		Lowe’s Cos., Inc.	92,825
3,570		McDonald’s Corp.	119,952
480		Nordstrom, Inc.	17,520
880	@	Office Depot, Inc.	33,440
250	@	Sears Holding Corp.	38,710
2,660		Staples, Inc.	64,691
2,140	@	Starbucks Corp.	80,806
1,830		Target Corp.	89,432
420		Tiffany & Co.	13,868
1,210		TJX Cos., Inc.	27,661
4,940		Wal-Mart Stores, Inc.	237,960
2,840		Walgreen Co.	127,346
390		Wendy’s International, Inc.	22,733
700		Yum! Brands, Inc.	35,189
			1,572,143
		Savings & Loans: 0.2%
530		Golden West Financial Corp.	39,326
210		Sovereign Bancorp, Inc.	4,265
436		Washington Mutual, Inc.	19,873
			63,464
		Semiconductors: 1.8%
1,300	@	Advanced Micro Devices, Inc.	31,746
770	@	Altera Corp.	13,514
680		Analog Devices, Inc.	21,855
3,130		Applied Materials, Inc.	50,956
905	@	Broadcom Corp.	27,195
850	@	Freescale Semiconductor, Inc.	24,990
11,550		Intel Corp.	218,873
90		KLA-Tencor Corp.	3,741
730		Linear Technology Corp.	24,448
1,070	@	LSI Logic Corp.	9,577
790		Maxim Integrated Products	25,367
1,450	@	Micron Technology, Inc.	21,837
1,020		National Semiconductor Corp.	24,327
690	@	Nvidia Corp.	14,690
430	@	QLogic Corp.	7,413
3,320		Texas Instruments, Inc.	100,563
650		Xilinx, Inc.	14,723
			635,815
		Software: 2.5%
1,210	@	Adobe Systems, Inc.	36,736
460	@	Autodesk, Inc.	15,852
1,250		Automatic Data Processing, Inc.	56,688
860	@	BMC Software, Inc.	20,554
990		CA, Inc.	20,345
340	@	Citrix Systems, Inc.	13,648
1,530	@	Compuware Corp.	10,251
680	@	Electronic Arts, Inc.	$29,267
1,640		First Data Corp.	73,866
480	@	Fiserv, Inc.	21,773
60		IMS Health, Inc.	1,611
500	@	Intuit, Inc.	30,195
17,440		Microsoft Corp.	406,352
750	@	Novell, Inc.	4,973
7,470	@	Oracle Corp.	108,240
460	@	Parametric Technology Corp.	5,847
			856,198
		Telecommunications: 4.1%
200		Alltel Corp.	12,766
9,250		AT&T, Inc.	257,983
630	@	Avaya, Inc.	7,195
4,340		BellSouth Corp.	157,108
420		CenturyTel, Inc.	15,603
20,600	@	Cisco Systems, Inc.	402,318
650		Citizens Communications Co.	8,483
100	@	Comverse Technology, Inc.	1,977
3,370	@	Corning, Inc.	81,520
392	@	Embarq Corp.	16,068
7,120		Motorola, Inc.	143,468
3,300		Qualcomm, Inc.	132,231
7,090		Sprint Corp.-FON Group	141,729
1,200	@	Tellabs, Inc.	15,972
1,640		Verizon Communications, Inc.	54,924
			1,449,345
		Textiles: 0.0%
430		Cintas Corp.	17,097
			17,097
		Toys/Games/Hobbies: 0.1%
600		Hasbro, Inc.	10,866
770		Mattel, Inc.	12,713
			23,579
		Transportation: 1.0%
670		Burlington Northern Santa Fe Corp.	53,098
410		CSX Corp.	28,880
120		FedEx Corp.	14,023
1,480		Norfolk Southern Corp.	78,766
110		Union Pacific Corp.	10,226
2,140		United Parcel Service, Inc.	176,186
			361,179
		Total Common Stock (Cost $23,844,693)	24,133,394

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 18.4%

	Federal National Mortgage Association: 18.4%
$9,000,000	6.230%, due 11/15/12	6,414,714

	Total U.S. Government Agency Obligations (Cost $6,863,608)	6,414,714

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 9	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
U.S. TREASURY OBLIGATIONS: 12.9%

	U.S. Treasury STRIP: 12.9%
$6,146,000	5.080%, due 08/15/12		$4,519,307
	Total U.S. Treasury Obligations (Cost $4,554,399)		4,519,307
	Total Long-Term Investments (Cost $35,262,700)		35,067,415

SHORT-TERM INVESTMENTS: 1.0%

	Repurchase Agreement: 1.0%
354,000	Morgan Stanley Repurchase Agreement dated 06/30/06, 5.200%, due 07/03/06, $354,153 to be received upon repurchase (Collateralized by $365,000 Federal Home Loan Bank, Discount Note, Market Value $362,044, due 08/25/06).		354,000
	Total Short-Term Investments (Cost $354,000)		354,000
	Total Investments In Securities (Cost $35,616,700)*	101.4%	$35,421,415
	Other Assets and Liabilities-Net	(1.4)	(489,389)
	Net Assets	100.0%	$34,932,026

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $35,947,841.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$806,029
	Gross Unrealized Depreciation	(1,332,455)
	Net Unrealized Depreciation	$(526,426)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 10	AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation
as of June 30, 2006

(as a percent of net assets)

Common Stock	66.5%
U.S. Government Agency Obligations	20.8%
U.S. Treasury Obligations	13.6%
Repurchase Agreements	0.4%
Other Assets and Liabilities, Net	-1.4%

Portfolio holdings are subject to change daily

Shares			Value
COMMON STOCK: 66.5%
		Advertising: 0.2%
550		Omnicom Group	$49,000
			49,000
		Aerospace/Defense: 1.8%
2,350		Boeing Co.	192,489
720		General Dynamics Corp.	47,131
200		Goodrich Corp.	8,058
20		L-3 Communications Holdings, Inc.	1,508
1,040		Lockheed Martin Corp.	74,610
580		Northrop Grumman Corp.	37,155
1,320		Raytheon Co.	58,832
410		Rockwell Collins, Inc.	22,907
1,680		United Technologies Corp.	106,546
			549,236
		Agriculture: 1.2%
3,520		Altria Group, Inc.	258,474
1,500		Archer-Daniels-Midland Co.	61,920
470		Monsanto Co.	39,569
130		Reynolds America, Inc.	14,989
350		UST, Inc.	15,817
			390,769
		Airlines: 0.1%
1,350		Southwest Airlines Co.	22,100
			22,100
		Apparel: 0.3%
1,250	@	Coach, Inc.	37,375
220		Jones Apparel Group, Inc.	6,994
220		Liz Claiborne, Inc.	8,153
410		Nike, Inc.	33,210
120		VF Corp.	8,150
			93,882
		Auto Manufacturers: 0.2%
4,710		Ford Motor Co.	32,640
350		Paccar, Inc.	28,833
			61,473
		Auto Parts & Equipment: 0.1%
570	@	Goodyear Tire & Rubber Co.	6,327
400		Johnson Controls, Inc.	32,888
			39,215
		Banks: 4.3%
680		AmSouth Bancorp.	17,986
7,852		Bank of America Corp.	377,681
1,320		Bank of New York	$42,504
1,360		BB&T Corp.	56,562
300		Comerica, Inc.	15,597
220		Compass Bancshares, Inc.	12,232
220		First Horizon National Corp.	8,844
160		Huntington Bancshares, Inc.	3,773
690		Keycorp	24,619
120		M&T Bank Corp.	14,150
450		Marshall & Ilsley Corp.	20,583
840		Mellon Financial Corp.	28,921
1,680		National City Corp.	60,799
900		North Fork Bancorporation, Inc.	27,153
350		Northern Trust Corp.	19,355
490		PNC Financial Services Group, Inc.	34,383
950		Regions Financial Corp.	31,464
470		State Street Corp.	27,302
680		SunTrust Banks, Inc.	51,857
170		Synovus Financial Corp.	4,553
4,110		US Bancorp.	126,917
2,750		Wachovia Corp.	148,720
2,880		Wells Fargo & Co.	193,190
20		Zions Bancorporation	1,559
			1,350,704
		Beverages: 1.7%
1,420		Anheuser-Busch Cos., Inc.	64,738
120		Brown-Forman Corp.	8,574
4,680		Coca-Cola Co.	201,334
570		Coca-Cola Enterprises, Inc.	11,611
100	@	Constellation Brands, Inc.	2,500
450		Pepsi Bottling Group, Inc.	14,468
3,790		PepsiCo, Inc.	227,552
			530,777
		Biotechnology: 0.6%
1,970	@	Amgen, Inc.	128,503
610	@	Biogen Idec, Inc.	28,261
510	@	Genzyme Corp.	31,136
110	@	Millipore Corp.	6,929
			194,829
		Building Materials: 0.2%
410		American Standard Cos., Inc.	17,741
840		Masco Corp.	24,898
220		Vulcan Materials Co.	17,160
			59,799
		Chemicals: 0.8%
110		Air Products & Chemicals, Inc.	7,031
1,630		Dow Chemical Co.	63,619
20		Eastman Chemical Co.	1,080
450		Ecolab, Inc.	18,261
1,550		EI DuPont de Nemours & Co.	64,480
220		International Flavors & Fragrances, Inc.	7,753
470		PPG Industries, Inc.	31,020
580		Praxair, Inc.	31,320
430		Rohm & Haas Co.	21,552
220		Sherwin-Williams Co.	10,446
			256,562
		Commercial Services: 0.7%
360	@	Apollo Group, Inc.	18,601
1,880		Cendant Corp.	30,625

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 10	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Commercial Services (continued)
380	@	Convergys Corp.	$7,410
450		Equifax, Inc.	15,453
550		H&R Block, Inc.	13,123
960		McKesson Corp.	45,389
460		Moody’s Corp.	25,052
680		Paychex, Inc.	26,506
380		Robert Half International, Inc.	15,960
450		RR Donnelley & Sons Co.	14,378
			212,497
		Computers: 3.1%
20	@	Affiliated Computer Services, Inc.	1,032
1,470	@	Apple Computer, Inc.	83,966
410	@	Computer Sciences Corp.	19,860
4,010	@	Dell, Inc.	97,884
970		Electronic Data Systems Corp.	23,338
4,030	@	EMC Corp.	44,209
8,130		Hewlett-Packard Co.	257,558
4,500		International Business Machines Corp.	345,690
200	@	Lexmark International, Inc.	11,166
450	@	NCR Corp.	16,488
680	@	Network Appliance, Inc.	24,004
400	@	Sandisk Corp.	20,392
6,450	@	Sun Microsystems, Inc.	26,768
680	@	Unisys Corp.	4,270
			976,625
		Cosmetics/Personal Care: 1.6%
110		Alberto-Culver Co.	5,359
850		Avon Products, Inc.	26,350
910		Colgate-Palmolive Co.	54,509
200		Estee Lauder Cos., Inc.	7,734
7,510		Procter & Gamble Co.	417,556
			511,508
		Distribution/Wholesale: 0.1%
310		Genuine Parts Co.	12,915
110		WW Grainger, Inc.	8,275
			21,190
		Diversified Financial Services: 5.9%
2,070		American Express Co.	110,165
460		Ameriprise Financial, Inc.	20,548
670		Capital One Financial Corp.	57,252
2,080		Charles Schwab Corp.	33,238
450		CIT Group, Inc.	23,531
8,400		Citigroup, Inc.	405,216
1,120		Countrywide Financial Corp.	42,650
840	@	E*Trade Financial Corp.	19,169
1,620		Fannie Mae	77,922
220		Federated Investors, Inc.	6,930
230		Franklin Resources, Inc.	19,966
1,150		Freddie Mac	65,562
1,220		Goldman Sachs Group, Inc.	183,525
450		Janus Capital Group, Inc.	8,055
5,930		JPMorgan Chase & Co.	249,060
200		Legg Mason, Inc.	19,904
1,550		Lehman Brothers Holdings, Inc.	100,983
1,570		Merrill Lynch & Co., Inc.	109,209
3,090		Morgan Stanley	195,319
690		SLM Corp.	36,515
410		T. Rowe Price Group, Inc.	15,502
370		The Bear Stearns Cos., Inc.	$51,830
			1,852,051
		Electric: 1.8%
1,250	@	AES Corp.	23,063
380	@	Allegheny Energy, Inc.	14,087
940		American Electric Power Co., Inc.	32,195
570		CenterPoint Energy Resources Corp.	7,125
450	@	CMS Energy Corp.	5,823
110		Consolidated Edison, Inc.	4,888
410		Constellation Energy Group, Inc.	22,353
650		Dominion Resources, Inc.	48,614
450		DTE Energy Co.	18,333
2,472		Duke Energy Corp.	72,603
600		Edison International	23,400
350		Exelon Corp.	19,891
1,080		FirstEnergy Corp.	58,547
840		FPL Group, Inc.	34,759
680		Pacific Gas & Electric Co.	26,710
220		Pinnacle West Capital Corp.	8,780
1,140		PPL Corp.	36,822
160		Progress Energy, Inc.	6,859
110		Public Service Enterprise Group, Inc.	7,273
400		Southern Co.	12,820
450		TECO Energy, Inc.	6,723
930		TXU Corp.	55,605
940		Xcel Energy, Inc.	18,029
			565,302
		Electrical Components & Equipment: 0.2%
730		Emerson Electric Co.	61,181
350		Molex, Inc.	11,750
			72,931
		Electronics: 0.4%
1,100	@	Agilent Technologies, Inc.	34,716
450		Applera Corp.-Applied Biosystems Group	14,558
200	@	Fisher Scientific International, Inc.	14,610
380		Jabil Circuit, Inc.	9,728
380		PerkinElmer, Inc.	7,942
1,060	@	Sanmina-SCI Corp.	4,876
2,470	@	Solectron Corp.	8,447
380	@	Thermo Electron Corp.	13,771
220	@	Waters Corp.	9,768
			118,416
		Engineering & Construction: 0.0%
120		Fluor Corp.	11,152
			11,152
		Entertainment: 0.1%
680		International Game Technology	25,799
			25,799
		Environmental Control: 0.1%
930		Waste Management, Inc.	33,368
			33,368
		Food: 0.9%
450		Campbell Soup Co.	16,700

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 10	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Food (continued)
1,060		ConAgra Foods, Inc.	$23,437
350	@	Dean Foods Co.	13,017
860		General Mills, Inc.	44,428
680		HJ Heinz Co.	28,030
460		Kellogg Co.	22,278
1,410		Kroger Co.	30,823
380		McCormick & Co., Inc.	12,749
950		Safeway, Inc.	24,700
1,520		Sara Lee Corp.	24,350
510		Supervalu, Inc.	15,657
200		Whole Foods Market, Inc.	12,928
462		WM Wrigley Jr. Co.	20,956
			290,053
		Forest Products & Paper: 0.3%
920		International Paper Co.	29,716
380		Louisiana-Pacific Corp.	8,322
450		MeadWestvaco Corp.	12,569
50		Plum Creek Timber Co., Inc.	1,775
220		Temple-Inland, Inc.	9,431
460		Weyerhaeuser Co.	28,635
			90,448
		Gas: 0.1%
110		Nicor, Inc.	4,565
590		Sempra Energy	26,833
			31,398
		Hand/Machine Tools: 0.1%
120		Black & Decker Corp.	10,135
110		Snap-On, Inc.	4,446
110		Stanley Works	5,194
			19,775
		Healthcare-Products: 1.4%
110		Bausch & Lomb, Inc.	5,394
1,090		Baxter International, Inc.	40,068
460		Becton Dickinson & Co.	28,120
450	@	Boston Scientific Corp.	7,578
220		CR Bard, Inc.	16,117
5,060		Johnson & Johnson	303,195
580	@	St. Jude Medical, Inc.	18,804
120		Stryker Corp.	5,053
400	@	Zimmer Holdings, Inc.	22,688
			447,017
		Healthcare-Services: 1.5%
1,420		Aetna, Inc.	56,701
460	@	Coventry Health Care, Inc.	25,272
460	@	Humana, Inc.	24,702
210	@	Laboratory Corp. of America Holdings	13,068
220		Manor Care, Inc.	10,322
360		Quest Diagnostics	21,571
3,930		UnitedHealth Group, Inc.	175,985
1,930	@	WellPoint, Inc.	140,446
			468,067
		Home Furnishings: 0.1%
100		Harman International Industries, Inc.	8,537
110		Whirlpool Corp.	9,092
			17,629
		Household Products/Wares: 0.2%
30		Clorox Co.	$1,829
230		Fortune Brands, Inc.	16,332
850		Kimberly-Clark Corp.	52,445
			70,606
		Housewares: 0.0%
460		Newell Rubbermaid, Inc.	11,882
			11,882
		Insurance: 3.4%
470	@@	ACE Ltd.	23,777
960		Aflac, Inc.	44,496
1,600		Allstate Corp.	87,568
220		AMBAC Financial Group, Inc.	17,842
4,430		American International Group, Inc.	261,592
570		AON Corp.	19,847
1,260		Chubb Corp.	62,874
230		Cigna Corp.	22,657
380		Cincinnati Financial Corp.	17,864
680		Genworth Financial, Inc.	23,691
670		Hartford Financial Services Group, Inc.	56,682
876		Lincoln National Corp.	49,441
740		Loews Corp.	26,233
230		MBIA, Inc.	13,467
1,730		Metlife, Inc.	88,593
220		MGIC Investment Corp.	14,300
580		Principal Financial Group	32,277
1,450		Progressive Corp.	37,280
1,140		Prudential Financial, Inc.	88,578
180		Safeco Corp.	10,143
1,250		St. Paul Cos.	55,725
220		Torchmark Corp.	13,358
570		UnumProvident Corp.	10,334
			1,078,619
		Internet: 0.9%
690	@	Amazon.com, Inc.	26,689
2,100	@	eBay, Inc.	61,509
350	@	Google, Inc.	146,766
220	@	Monster Worldwide, Inc.	9,385
1,740	@	Symantec Corp.	27,040
400	@	VeriSign, Inc.	9,268
			280,657
		Iron/Steel: 0.2%
920		Nucor Corp.	49,910
220		United States Steel Corp.	15,426
			65,336
		Leisure Time: 0.2%
220		Brunswick Corp.	7,315
690		Carnival Corp.	28,801
460		Harley-Davidson, Inc.	25,249
			61,365
		Lodging: 0.2%
50		Harrah’s Entertainment, Inc.	3,559
570		Hilton Hotels Corp.	16,120
710		Marriott International, Inc.	27,065
450		Starwood Hotels & Resorts	27,153
			73,897

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 10	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Machinery-Construction & Mining: 0.3%
1,150		Caterpillar, Inc.	$85,652
			85,652
		Machinery-Diversified: 0.2%
110		Cummins, Inc.	13,448
450		Deere & Co.	37,571
300		Rockwell Automation, Inc.	21,603
			72,622
		Media: 2.1%
1,925		CBS Corp.-Class B	52,071
930		Clear Channel Communications, Inc.	28,784
3,600	@	Comcast Corp.	117,864
200		EW Scripps Co.	8,628
990		McGraw-Hill Cos., Inc.	49,728
110		Meredith Corp.	5,449
80		New York Times Co.	1,963
5,500		News Corp., Inc.	105,490
7,650		Time Warner, Inc.	132,345
460	@	Univision Communications, Inc.	15,410
1,225	@	Viacom, Inc.-Class B	43,904
3,690		Walt Disney Co.	110,700
			672,336
		Mining: 0.5%
1,600		Alcoa, Inc.	51,776
320		Freeport-McMoRan Copper & Gold, Inc.	17,731
820		Newmont Mining Corp.	43,403
340		Phelps Dodge Corp.	27,934
			140,844
		Miscellaneous Manufacturing: 3.2%
1,230		3M Co.	99,347
220	@	Cooper Industries Ltd.	20,442
460		Danaher Corp.	29,587
450		Dover Corp.	22,244
500		Eastman Kodak Co.	11,890
230		Eaton Corp.	17,342
17,670		General Electric Co.	582,403
1,890		Honeywell International, Inc.	76,167
700		Illinois Tool Works, Inc.	33,250
530	@@	Ingersoll-Rand Co.	22,673
440		ITT Industries, Inc.	21,780
450		Leggett & Platt, Inc.	11,241
220		Parker Hannifin Corp.	17,072
230		Textron, Inc.	21,201
			986,639
		Office/Business Equipment: 0.2%
450		Pitney Bowes, Inc.	18,585
1,970	@	Xerox Corp.	27,403
			45,988
		Oil & Gas: 6.6%
700		Anadarko Petroleum Corp.	33,383
470		Apache Corp.	32,078
5,000		ChevronTexaco Corp.	310,300
3,373		ConocoPhillips	221,033
810		Devon Energy Corp.	48,932
470		EOG Resources, Inc.	32,590
15,650		ExxonMobil Corp.	960,114
380		Hess Corp.	$20,083
490		Kerr-McGee Corp.	33,982
730		Marathon Oil Corp.	60,809
380		Murphy Oil Corp.	21,227
560	@,@@	Nabors Industries Ltd.	18,922
200	@	Noble Corp.	14,884
1,080		Occidental Petroleum Corp.	110,754
220		Rowan Cos., Inc.	7,830
300		Sunoco, Inc.	20,787
1,600		Valero Energy Corp.	106,432
610		XTO Energy, Inc.	27,005
			2,081,145
		Oil & Gas Services: 0.6%
60		Baker Hughes, Inc.	4,911
750		Halliburton Co.	55,658
1,760		Schlumberger Ltd.	114,594
			175,163
		Packaging & Containers: 0.1%
220		Ball Corp.	8,149
220		Bemis Co.	6,736
400	@	Pactiv Corp.	9,900
220		Sealed Air Corp.	11,458
			36,243
		Pharmaceuticals: 3.5%
2,590		Abbott Laboratories	112,950
230		Allergan, Inc.	24,670
560		AmerisourceBergen Corp.	23,475
200	@	Barr Pharmaceuticals, Inc.	9,538
700		Bristol-Myers Squibb Co.	18,102
740		Cardinal Health, Inc.	47,604
850		Caremark Rx, Inc.	42,390
460	@	Express Scripts, Inc.	33,000
530	@	Forest Laboratories, Inc.	20,506
850	@	Gilead Sciences, Inc.	50,286
460	@	Hospira, Inc.	19,752
840	@	King Pharmaceuticals, Inc.	14,280
470	@	Medco Health Solutions, Inc.	26,922
5,010		Merck & Co., Inc.	182,514
450		Mylan Laboratories	9,000
12,440		Pfizer, Inc.	291,967
2,680		Schering-Plough Corp.	51,000
220	@	Watson Pharmaceuticals, Inc.	5,122
2,250		Wyeth	99,923
			1,083,001
		Pipelines: 0.0%
20		Kinder Morgan, Inc.	1,998
210		Williams Cos., Inc.	4,906
			6,904
		Real Estate Investment Trust: 0.2%
200		Apartment Investment & Management Co.	8,690
400		Kimco Realty Corp.	14,596
120		Public Storage, Inc.	9,108
350		Simon Property Group LP	29,029
			61,423
		Retail: 4.4%
450	@	Autonation, Inc.	9,648
110	@	Autozone, Inc.	9,702

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 10	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail (continued)
570	@	Bed Bath & Beyond, Inc.	$18,907
930		Best Buy Co., Inc.	51,001
380		Circuit City Stores, Inc.	10,344
1,200		Costco Wholesale Corp.	68,556
1,450		CVS Corp.	44,515
200		Darden Restaurants, Inc.	7,880
570		Dollar General Corp.	7,969
380		Family Dollar Stores, Inc.	9,283
910		Federated Department Stores	33,306
1,130		Gap, Inc.	19,662
3,580		Home Depot, Inc.	128,128
490		JC Penney Co., Inc.	33,080
610	@	Kohl’s Corp.	36,063
600		Limited Brands	15,354
1,320		Lowe’s Cos., Inc.	80,084
3,280		McDonald’s Corp.	110,208
570		Nordstrom, Inc.	20,805
920	@	Office Depot, Inc.	34,960
220	@	Sears Holding Corp.	34,065
2,270		Staples, Inc.	55,206
1,920	@	Starbucks Corp.	72,499
1,490		Target Corp.	72,816
380		Tiffany & Co.	12,548
950		TJX Cos., Inc.	21,717
4,210		Wal-Mart Stores, Inc.	202,796
2,280		Walgreen Co.	102,235
220		Wendy’s International, Inc.	12,824
690		Yum! Brands, Inc.	34,686
			1,370,847
		Savings & Loans: 0.2%
460		Golden West Financial Corp.	34,132
105		Sovereign Bancorp, Inc.	2,133
430		Washington Mutual, Inc.	19,599
			55,864
		Semiconductors: 1.8%
1,220	@	Advanced Micro Devices, Inc.	29,792
680	@	Altera Corp.	11,934
630		Analog Devices, Inc.	20,248
2,660		Applied Materials, Inc.	43,305
855	@	Broadcom Corp.	25,693
1,230	@	Freescale Semiconductor, Inc.	36,162
9,910		Intel Corp.	187,795
50		KLA-Tencor Corp.	2,079
570		Linear Technology Corp.	19,089
840	@	LSI Logic Corp.	7,518
570		Maxim Integrated Products	18,303
1,190	@	Micron Technology, Inc.	17,921
1,130		National Semiconductor Corp.	26,951
380	@	Novellus Systems, Inc.	9,386
560	@	Nvidia Corp.	11,922
440	@	QLogic Corp.	7,586
2,710		Texas Instruments, Inc.	82,086
600		Xilinx, Inc.	13,590
			571,360
		Software: 2.4%
1,040	@	Adobe Systems, Inc.	31,574
470	@	Autodesk, Inc.	16,196
1,070		Automatic Data Processing, Inc.	48,525
680	@	BMC Software, Inc.	16,252
850		CA, Inc.	17,468
450	@	Citrix Systems, Inc.	$18,063
1,250	@	Compuware Corp.	8,375
470	@	Electronic Arts, Inc.	20,229
1,420		First Data Corp.	63,957
450	@	Fiserv, Inc.	20,412
400		IMS Health, Inc.	10,740
410	@	Intuit, Inc.	24,760
15,010		Microsoft Corp.	349,733
1,250	@	Novell, Inc.	8,288
6,340	@	Oracle Corp.	91,867
400	@	Parametric Technology Corp.	5,084
			751,523
		Telecommunications: 4.0%
150		Alltel Corp.	9,575
7,980		AT&T, Inc.	222,562
840	@	Avaya, Inc.	9,593
3,660		BellSouth Corp.	132,492
380		CenturyTel, Inc.	14,117
17,970	@	Cisco Systems, Inc.	350,954
680		Citizens Communications Co.	8,874
50	@	Comverse Technology, Inc.	989
2,680	@	Corning, Inc.	64,829
342	@	Embarq Corp.	14,019
6,280		Motorola, Inc.	126,542
2,760		Qualcomm, Inc.	110,593
6,100		Sprint Corp.-FON Group	121,939
950	@	Tellabs, Inc.	12,645
1,460		Verizon Communications, Inc.	48,895
			1,248,618
		Textiles: 0.1%
380		Cintas Corp.	15,109
			15,109
		Toys/Games/Hobbies: 0.1%
570		Hasbro, Inc.	10,323
700		Mattel, Inc.	11,557
			21,880
		Transportation: 1.0%
680		Burlington Northern Santa Fe Corp.	53,891
370		CSX Corp.	26,063
120		FedEx Corp.	14,023
1,230		Norfolk Southern Corp.	65,461
60		Union Pacific Corp.	5,578
1,850		United Parcel Service, Inc.	152,311
			317,327
		Total Common Stock (Cost $20,892,069)	20,806,422

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 20.8%
		Federal National Mortgage Association: 20.8%
$9,222,000		5.450%, due 01/15/13	6,515,057
		Total U.S. Government Agency Obligations (Cost $6,715,063)	6,515,057

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 10	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
U.S. TREASURY OBLIGATIONS: 13.6%

		U.S. Treasury Note: 13.6%
$5,891,000		Principal Only, due 11/15/12	$4,272,401
		Total U.S. Treasury Obligations (Cost $4,284,098)	4,272,401
		Total Long-Term Investments (Cost $31,891,230)	31,593,880

SHORT-TERM INVESTMENTS: 0.4%

	Repurchase Agreement: 0.4%
137,000	Morgan Stanley Repurchase
	Agreement dated 06/30/06, 5.200%, due 07/03/06, $137,059 to be received upon repurchase (Collateralized by $145,000 Federal Home Loan Mortgage Association, 4.000%, Market Value plus accrued interest $145,404, due 07/13/07).		137,000
	Total Short-Term Investments (Cost $137,000)		137,000
	Total Investments In Securities (Cost $32,028,230)*	101.4%	$31,730,880
	Other Assets and Liabilities-Net	(1.4)	(423,988)
	Net Assets	100.0%	$31,306,892

@	Non-income producing security
@@	Foreign Issuer
*	Cost for federal income tax purposes is $32,194,410.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$600,057
	Gross Unrealized Depreciation	(1,063,587)
	Net Unrealized Depreciation	$(463,530)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 11	AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation
as of June 30, 2006

(as a percent of net assets)

Common Stock	61.2%
U.S. Government Agency Obligations	24.5%
U.S. Treasury Obligations	15.0%
Repurchase Agreements	1.0%
Other Assets and Liabilities, Net	-1.7%

Portfolio holdings are subject to change daily

Shares			Value
COMMON STOCK: 61.2%
		Advertising: 0.1%
580		Omnicom Group	$51,672
			51,672
		Aerospace/Defense: 1.6%
2,920		Boeing Co.	239,177
980		General Dynamics Corp.	64,151
350		Goodrich Corp.	14,102
100		L-3 Communications Holdings, Inc.	7,542
1,350		Lockheed Martin Corp.	96,849
710		Northrop Grumman Corp.	45,483
1,670		Raytheon Co.	74,432
480		Rockwell Collins, Inc.	26,818
2,220		United Technologies Corp.	140,792
			709,346
		Agriculture: 1.1%
4,540		Altria Group, Inc.	333,372
1,880		Archer-Daniels-Midland Co.	77,606
590		Monsanto Co.	49,672
120		Reynolds America, Inc.	13,836
350		UST, Inc.	15,817
			490,303
		Airlines: 0.1%
2,910		Southwest Airlines Co.	47,637
			47,637
		Apparel: 0.3%
1,550	@	Coach, Inc.	46,345
350		Jones Apparel Group, Inc.	11,127
350		Liz Claiborne, Inc.	12,971
390		Nike, Inc.	31,590
200		VF Corp.	13,584
			115,617
		Auto Manufacturers: 0.2%
5,970		Ford Motor Co.	41,372
400		Paccar, Inc.	32,952
			74,324
		Auto Parts & Equipment: 0.1%
650	@	Goodyear Tire & Rubber Co.	7,215
480		Johnson Controls, Inc.	39,466
			46,681
		Banks: 4.0%
710		AmSouth Bancorp.	18,780
10,010		Bank of America Corp.	481,481
1,930		Bank of New York	$62,146
1,640		BB&T Corp.	68,208
390		Comerica, Inc.	20,276
370		Compass Bancshares, Inc.	20,572
350		First Horizon National Corp.	14,070
240		Huntington Bancshares, Inc.	5,659
940		Keycorp	33,539
110		M&T Bank Corp.	12,971
580		Marshall & Ilsley Corp.	26,529
970		Mellon Financial Corp.	33,397
2,140		National City Corp.	77,447
1,100		North Fork Bancorporation, Inc.	33,187
480		Northern Trust Corp.	26,544
610		PNC Financial Services Group, Inc.	42,804
1,070		Regions Financial Corp.	35,438
700		State Street Corp.	40,663
860		SunTrust Banks, Inc.	65,584
200		Synovus Financial Corp.	5,356
5,200		US Bancorp.	160,576
3,500		Wachovia Corp.	189,280
3,620		Wells Fargo & Co.	242,830
20		Zions Bancorporation	1,559
			1,718,896
		Beverages: 1.6%
1,680		Anheuser-Busch Cos., Inc.	76,591
200		Brown-Forman Corp.	14,290
6,070		Coca-Cola Co.	261,131
600		Coca-Cola Enterprises, Inc.	12,222
200	@	Constellation Brands, Inc.	5,000
590		Pepsi Bottling Group, Inc.	18,969
4,810		PepsiCo, Inc.	288,792
			676,995
		Biotechnology: 0.6%
2,550	@	Amgen, Inc.	166,337
650	@	Biogen Idec, Inc.	30,115
640	@	Genzyme Corp.	39,072
100	@	Millipore Corp.	6,299
			241,823
		Building Materials: 0.1%
430		American Standard Cos., Inc.	18,606
970		Masco Corp.	28,751
220		Vulcan Materials Co.	17,160
			64,517
		Chemicals: 0.8%
140		Air Products & Chemicals, Inc.	8,949
200		Ashland, Inc.	13,340
2,060		Dow Chemical Co.	80,402
480		Ecolab, Inc.	19,478
2,100		EI DuPont de Nemours & Co.	87,360
200		International Flavors & Fragrances, Inc.	7,048
590		PPG Industries, Inc.	38,940
700		Praxair, Inc.	37,800
580		Rohm & Haas Co.	29,070
370		Sherwin-Williams Co.	17,568
			339,955
		Commercial Services: 0.6%
370	@	Apollo Group, Inc.	19,118

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 11	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Commercial Services (continued)
2,420		Cendant Corp.	$39,422
490		Equifax, Inc.	16,827
700		H&R Block, Inc.	16,702
1,180		McKesson Corp.	55,790
590		Moody’s Corp.	32,131
1,050		Paychex, Inc.	40,929
480		Robert Half International, Inc.	20,160
580		RR Donnelley & Sons Co.	18,531
			259,610
		Computers: 2.9%
20	@	Affiliated Computer Services, Inc.	1,032
1,940	@	Apple Computer, Inc.	110,813
480	@	Computer Sciences Corp.	23,251
5,130	@	Dell, Inc.	125,223
1,180		Electronic Data Systems Corp.	28,391
5,690	@	EMC Corp.	62,419
10,400		Hewlett-Packard Co.	329,472
5,760		International Business Machines Corp.	442,483
350	@	Lexmark International, Inc.	19,541
480	@	NCR Corp.	17,587
860	@	Network Appliance, Inc.	30,358
500	@	Sandisk Corp.	25,490
8,200	@	Sun Microsystems, Inc.	34,030
650	@	Unisys Corp.	4,082
			1,254,172
		Cosmetics/Personal Care: 1.5%
200		Alberto-Culver Co.	9,744
1,050		Avon Products, Inc.	32,550
1,180		Colgate-Palmolive Co.	70,682
350		Estee Lauder Cos., Inc.	13,535
9,590		Procter & Gamble Co.	533,204
			659,715
		Distribution/Wholesale: 0.1%
480		Genuine Parts Co.	19,997
200		WW Grainger, Inc.	15,046
			35,043
		Diversified Financial Services: 5.5%
2,650		American Express Co.	141,033
590		Ameriprise Financial, Inc.	26,355
850		Capital One Financial Corp.	72,633
3,270		Charles Schwab Corp.	52,255
590		CIT Group, Inc.	30,851
10,780		Citigroup, Inc.	520,027
1,450		Countrywide Financial Corp.	55,216
970	@	E*Trade Financial Corp.	22,135
2,230		Fannie Mae	107,263
200		Federated Investors, Inc.	6,300
370		Franklin Resources, Inc.	32,120
1,470		Freddie Mac	83,805
1,620		Goldman Sachs Group, Inc.	243,697
550		Janus Capital Group, Inc.	9,845
7,470		JPMorgan Chase & Co.	313,740
200		Legg Mason, Inc.	19,904
2,120		Lehman Brothers Holdings, Inc.	138,118
1,950		Merrill Lynch & Co., Inc.	135,642
3,900		Morgan Stanley	246,519
970		SLM Corp.	51,332
490		T. Rowe Price Group, Inc.	$18,527
470		The Bear Stearns Cos., Inc.	65,838
			2,393,155
		Electric: 1.6%
1,660	@	AES Corp.	30,627
480	@	Allegheny Energy, Inc.	17,794
960		American Electric Power Co., Inc.	32,880
650		CenterPoint Energy Resources Corp.	8,125
550	@	CMS Energy Corp.	7,117
140		Consolidated Edison, Inc.	6,222
480		Constellation Energy Group, Inc.	26,170
900		Dominion Resources, Inc.	67,311
480		DTE Energy Co.	19,555
3,136		Duke Energy Corp.	92,104
700		Edison International	27,300
370		Exelon Corp.	21,027
1,350		FirstEnergy Corp.	73,184
960		FPL Group, Inc.	39,725
860		Pacific Gas & Electric Co.	33,781
220		Pinnacle West Capital Corp.	8,780
1,510		PPL Corp.	48,773
190		Progress Energy, Inc.	8,145
140		Public Service Enterprise Group, Inc.	9,257
550		Southern Co.	17,628
550		TECO Energy, Inc.	8,217
1,140		TXU Corp.	68,161
1,200		Xcel Energy, Inc.	23,016
			694,899
		Electrical Components & Equipment: 0.2%
890		Emerson Electric Co.	74,591
350		Molex, Inc.	11,750
			86,341
		Electronics: 0.3%
1,360	@	Agilent Technologies, Inc.	42,922
480		Applera Corp.-Applied Biosystems Group	15,528
200	@	Fisher Scientific International, Inc.	14,610
590		Jabil Circuit, Inc.	15,104
350		PerkinElmer, Inc.	7,315
2,750	@	Solectron Corp.	9,405
400	@	Thermo Electron Corp.	14,496
370	@	Waters Corp.	16,428
			135,808
		Engineering & Construction: 0.0%
170		Fluor Corp.	15,798
			15,798
		Entertainment: 0.1%
700		International Game Technology	26,558
			26,558
		Environmental Control: 0.1%
1,290		Waste Management, Inc.	46,285
			46,285

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 11	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Food: 0.8%
480		Campbell Soup Co.	$17,813
1,180		ConAgra Foods, Inc.	26,090
400	@	Dean Foods Co.	14,876
1,150		General Mills, Inc.	59,409
700		HJ Heinz Co.	28,854
590		Kellogg Co.	28,574
1,770		Kroger Co.	38,692
350		McCormick & Co., Inc.	11,743
1,000		Safeway, Inc.	26,000
1,920		Sara Lee Corp.	30,758
717		Supervalu, Inc.	22,012
230		Whole Foods Market, Inc.	14,867
587		WM Wrigley Jr. Co.	26,626
			346,314
		Forest Products & Paper: 0.3%
1,180		International Paper Co.	38,114
350		Louisiana-Pacific Corp.	7,665
480		MeadWestvaco Corp.	13,406
80		Plum Creek Timber Co., Inc.	2,840
470		Temple-Inland, Inc.	20,149
590		Weyerhaeuser Co.	36,728
			118,902
		Gas: 0.1%
100		Nicor, Inc.	4,150
730		Sempra Energy	33,200
			37,350
		Hand/Machine Tools: 0.0%
120		Black & Decker Corp.	10,135
200		Stanley Works	9,444
			19,579
		Healthcare-Products: 1.3%
100		Bausch & Lomb, Inc.	4,904
1,460		Baxter International, Inc.	53,670
600		Becton Dickinson & Co.	36,678
550	@	Boston Scientific Corp.	9,262
220		CR Bard, Inc.	16,117
6,440		Johnson & Johnson	385,885
860	@	St. Jude Medical, Inc.	27,881
150		Stryker Corp.	6,317
590	@	Zimmer Holdings, Inc.	33,465
			574,179
		Healthcare-Services: 1.4%
2,180		Aetna, Inc.	87,047
580	@	Coventry Health Care, Inc.	31,865
590	@	Humana, Inc.	31,683
350	@	Laboratory Corp. of America Holdings	21,781
200		Manor Care, Inc.	9,384
400		Quest Diagnostics	23,968
5,030		UnitedHealth Group, Inc.	225,243
2,480	@	WellPoint, Inc.	180,470
			611,441
		Home Furnishings: 0.1%
210		Harman International Industries, Inc.	17,928
110		Whirlpool Corp.	9,092
			27,020
		Household Products/Wares: 0.2%
20		Avery Dennison Corp.	$1,161
100		Clorox Co.	6,097
370		Fortune Brands, Inc.	26,274
1,080		Kimberly-Clark Corp.	66,636
			100,168
		Housewares: 0.0%
590		Newell Rubbermaid, Inc.	15,240
			15,240
		Insurance: 3.1%
700	@@	ACE Ltd.	35,413
1,180		Aflac, Inc.	54,693
2,010		Allstate Corp.	110,007
220		AMBAC Financial Group, Inc.	17,842
5,570		American International Group, Inc.	328,909
970		AON Corp.	33,775
1,450		Chubb Corp.	72,355
220		Cigna Corp.	21,672
480		Cincinnati Financial Corp.	22,565
860		Genworth Financial, Inc.	29,962
850		Hartford Financial Services Group, Inc.	71,910
1,127		Lincoln National Corp.	63,608
960		Loews Corp.	34,032
370		MBIA, Inc.	21,664
2,170		Metlife, Inc.	111,126
200		MGIC Investment Corp.	13,000
610		Principal Financial Group	33,947
1,870		Progressive Corp.	48,078
1,490		Prudential Financial, Inc.	115,773
230		Safeco Corp.	12,961
1,460		St. Paul Cos.	65,087
220		Torchmark Corp.	13,358
600		UnumProvident Corp.	10,878
			1,342,615
		Internet: 0.8%
920	@	Amazon.com, Inc.	35,586
2,740	@	eBay, Inc.	80,255
450	@	Google, Inc.	188,699
370	@	Monster Worldwide, Inc.	15,784
2,680	@	Symantec Corp.	41,647
90	@	VeriSign, Inc.	2,085
			364,056
		Iron/Steel: 0.2%
200		Allegheny Technologies, Inc.	13,848
1,180		Nucor Corp.	64,015
350		United States Steel Corp.	24,542
			102,405
		Leisure Time: 0.2%
200		Brunswick Corp.	6,650
970		Carnival Corp.	40,488
610		Harley-Davidson, Inc.	33,483
350		Sabre Holdings Corp.	7,700
			88,321
		Lodging: 0.2%
50		Harrah’s Entertainment, Inc.	3,559
700		Hilton Hotels Corp.	19,796

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 11	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Lodging (continued)
710		Marriott International, Inc.	$27,065
580		Starwood Hotels & Resorts	34,997
			85,417
		Machinery-Construction & Mining: 0.3%
1,450		Caterpillar, Inc.	107,996
			107,996
		Machinery-Diversified: 0.2%
110		Cummins, Inc.	13,448
540		Deere & Co.	45,085
480		Rockwell Automation, Inc.	34,565
			93,098
		Media: 2.0%
2,430		CBS Corp.-Class B	65,732
1,190		Clear Channel Communications, Inc.	36,831
4,600	@	Comcast Corp.	150,604
200		EW Scripps Co.	8,628
1,280		McGraw-Hill Cos., Inc.	64,294
100		Meredith Corp.	4,954
350		New York Times Co.	8,589
6,950		News Corp., Inc.	133,301
9,710		Time Warner, Inc.	167,983
590	@	Univision Communications, Inc.	19,765
1,580	@	Viacom, Inc.-Class B	56,627
4,710		Walt Disney Co.	141,300
			858,608
		Mining: 0.4%
2,030		Alcoa, Inc.	65,691
400		Freeport-McMoRan Copper & Gold, Inc.	22,164
1,070		Newmont Mining Corp.	56,635
490		Phelps Dodge Corp.	40,258
			184,748
		Miscellaneous Manufacturing: 2.9%
1,670		3M Co.	134,886
210	@	Cooper Industries Ltd.	19,513
690		Danaher Corp.	44,381
580		Dover Corp.	28,669
650		Eastman Kodak Co.	15,457
370		Eaton Corp.	27,898
22,480		General Electric Co.	740,941
2,390		Honeywell International, Inc.	96,317
860		Illinois Tool Works, Inc.	40,850
700	@@	Ingersoll-Rand Co.	29,946
480		ITT Industries, Inc.	23,760
400		Leggett & Platt, Inc.	9,992
220		Parker Hannifin Corp.	17,072
220		Textron, Inc.	20,280
			1,249,962
		Office/Business Equipment: 0.1%
590		Pitney Bowes, Inc.	24,367
2,260	@	Xerox Corp.	31,437
			55,804
		Oil & Gas: 6.1%
880		Anadarko Petroleum Corp.	41,967
600		Apache Corp.	40,950
6,440		ChevronTexaco Corp.	399,666
4,274		ConocoPhillips	$280,075
970		Devon Energy Corp.	58,598
590		EOG Resources, Inc.	40,911
19,980		ExxonMobil Corp.	1,225,752
480		Hess Corp.	25,368
490		Kerr-McGee Corp.	33,982
1,010		Marathon Oil Corp.	84,133
420		Murphy Oil Corp.	23,461
690	@,@@	Nabors Industries Ltd.	23,315
350	@	Noble Corp.	26,047
1,420		Occidental Petroleum Corp.	145,621
220		Rowan Cos., Inc.	7,830
380		Sunoco, Inc.	26,330
2,060		Valero Energy Corp.	137,031
700		XTO Energy, Inc.	30,989
			2,652,026
		Oil & Gas Services: 0.5%
150		Baker Hughes, Inc.	12,278
980		Halliburton Co.	72,726
2,230		Schlumberger Ltd.	145,195
			230,199
		Packaging & Containers: 0.1%
220		Ball Corp.	8,149
200		Bemis Co.	6,124
350	@	Pactiv Corp.	8,663
200		Sealed Air Corp.	10,416
			33,352
		Pharmaceuticals: 3.2%
3,350		Abbott Laboratories	146,094
370		Allergan, Inc.	39,686
710		AmerisourceBergen Corp.	29,763
370	@	Barr Pharmaceuticals, Inc.	17,645
850		Bristol-Myers Squibb Co.	21,981
970		Cardinal Health, Inc.	62,400
1,070		Caremark Rx, Inc.	53,361
590	@	Express Scripts, Inc.	42,327
700	@	Forest Laboratories, Inc.	27,083
1,070	@	Gilead Sciences, Inc.	63,301
590	@	Hospira, Inc.	25,335
970	@	King Pharmaceuticals, Inc.	16,490
600	@	Medco Health Solutions, Inc.	34,368
6,330		Merck & Co., Inc.	230,602
550		Mylan Laboratories	11,000
15,860		Pfizer, Inc.	372,234
3,490		Schering-Plough Corp.	66,415
200	@	Watson Pharmaceuticals, Inc.	4,656
2,920		Wyeth	129,677
			1,394,418
		Pipelines: 0.0%
20		Kinder Morgan, Inc.	1,998
340		Williams Cos., Inc.	7,942
			9,940
		Real Estate Investment Trust: 0.2%
200		Apartment Investment & Management Co.	8,690
550		Kimco Realty Corp.	20,070
200		Public Storage, Inc.	15,180
380		Simon Property Group LP	31,517
			75,457

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 11	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Retail: 4.1%
400	@	Autonation, Inc.	$8,576
110	@	Autozone, Inc.	9,702
590	@	Bed Bath & Beyond, Inc.	19,570
1,290		Best Buy Co., Inc.	70,744
590		Circuit City Stores, Inc.	16,060
1,350		Costco Wholesale Corp.	77,126
1,950		CVS Corp.	59,865
240		Darden Restaurants, Inc.	9,456
700		Dollar General Corp.	9,786
400		Family Dollar Stores, Inc.	9,772
1,180		Federated Department Stores	43,188
1,230		Gap, Inc.	21,402
4,620		Home Depot, Inc.	165,350
860		JC Penney Co., Inc.	58,059
760	@	Kohl’s Corp.	44,931
710		Limited Brands	18,169
1,670		Lowe’s Cos., Inc.	101,319
4,630		McDonald’s Corp.	155,568
600		Nordstrom, Inc.	21,900
950	@	Office Depot, Inc.	36,100
220	@	Sears Holding Corp.	34,065
2,710		Staples, Inc.	65,907
2,770	@	Starbucks Corp.	104,595
2,040		Target Corp.	99,695
350		Tiffany & Co.	11,557
1,070		TJX Cos., Inc.	24,460
5,360		Wal-Mart Stores, Inc.	258,191
3,010		Walgreen Co.	134,968
470		Wendy’s International, Inc.	27,396
850		Yum! Brands, Inc.	42,730
			1,760,207
		Savings & Loans: 0.2%
590		Golden West Financial Corp.	43,778
168		Sovereign Bancorp, Inc.	3,412
480		Washington Mutual, Inc.	21,878
			69,068
		Semiconductors: 1.7%
1,570	@	Advanced Micro Devices, Inc.	38,339
860	@	Altera Corp.	15,093
760		Analog Devices, Inc.	24,426
3,360		Applied Materials, Inc.	54,701
1,020	@	Broadcom Corp.	30,651
1,720	@	Freescale Semiconductor, Inc.	50,568
12,690		Intel Corp.	240,476
80		KLA-Tencor Corp.	3,326
600		Linear Technology Corp.	20,094
750	@	LSI Logic Corp.	6,713
700		Maxim Integrated Products	22,477
1,650	@	Micron Technology, Inc.	24,849
1,440		National Semiconductor Corp.	34,344
350	@	Novellus Systems, Inc.	8,645
710	@	Nvidia Corp.	15,116
400	@	QLogic Corp.	6,896
3,500		Texas Instruments, Inc.	106,015
700		Xilinx, Inc.	15,855
			718,584
		Software: 2.2%
1,450	@	Adobe Systems, Inc.	44,022
610	@	Autodesk, Inc.	21,021
1,190		Automatic Data Processing, Inc.	53,967
860	@	BMC Software, Inc.	$20,554
1,070		CA, Inc.	21,989
600	@	Citrix Systems, Inc.	24,084
1,660	@	Compuware Corp.	11,122
650	@	Electronic Arts, Inc.	27,976
1,670		First Data Corp.	75,217
480	@	Fiserv, Inc.	21,773
550		IMS Health, Inc.	14,768
500	@	Intuit, Inc.	30,195
19,200		Microsoft Corp.	447,360
1,560	@	Novell, Inc.	10,343
8,060	@	Oracle Corp.	116,789
			941,180
		Telecommunications: 3.7%
300		Alltel Corp.	19,149
10,110		AT&T, Inc.	281,968
900	@	Avaya, Inc.	10,278
4,750		BellSouth Corp.	171,950
350		CenturyTel, Inc.	13,003
1,350	@	Ciena Corp.	6,494
22,560	@	Cisco Systems, Inc.	440,597
650		Citizens Communications Co.	8,483
3,600	@	Corning, Inc.	87,084
416	@	Embarq Corp.	17,052
9,100		Motorola, Inc.	183,365
3,620		Qualcomm, Inc.	145,053
7,730		Sprint Corp.-FON Group	154,523
1,070	@	Tellabs, Inc.	14,242
1,730		Verizon Communications, Inc.	57,938
			1,611,179
		Textiles: 0.0%
370		Cintas Corp.	14,711
			14,711
		Toys/Games/Hobbies: 0.1%
600		Hasbro, Inc.	10,866
970		Mattel, Inc.	16,015
			26,881
		Transportation: 1.0%
860		Burlington Northern Santa Fe Corp.	68,155
610		CSX Corp.	42,968
110		FedEx Corp.	12,855
1,660		Norfolk Southern Corp.	88,345
110		Union Pacific Corp.	10,226
2,330		United Parcel Service, Inc.	191,829
			414,378
		Total Common Stock (Cost $27,025,636)	26,519,953

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 24.5%
		Federal Home Loan Mortgage Corporation: 24.5%
$15,000,000		5.380%, due 01/15/13	10,596,945
		Total U.S. Government Agency Obligations (Cost $10,896,970)	10,596,945

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 11	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
U.S. TREASURY OBLIGATIONS: 15.0%

	U.S. Treasury STRIP: 15.0%
$9,099,000	5.110%, due 02/15/13		$6,512,054
	Total U.S. Treasury Obligations (Cost $6,547,850)		6,512,054
	Total Long-Term Investments (Cost $44,470,456)		43,628,952

SHORT-TERM INVESTMENTS: 1.0%

	Repurchase Agreement: 1.0%
436,000	Morgan Stanley Repurchase
	Agreement dated 06/30/06, 5.199%, due 07/03/06, $436,189 to be received upon repurchase (Collateralized by $455,000 Federal Home Loan Mortgage Association, 4.000%, Market Value plus accrued interest $456,267, due 07/13/07).		436,000
	Total Short-Term Investments (Cost $436,000)		436,000
	Total Investments In Securities Cost $44,906,456)*	101.7%	$44,064,952
	Other Assets and Liabilities-Net	(1.7)	(723,613)
	Net Assets	100.0%	$43,341,339

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $45,143,025.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$309,978
	Gross Unrealized Depreciation	(1,388,051)
	Net Unrealized Depreciation	$(1,078,073)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 12	AS OF JUNE 30, 2006 (UNAUDITED)

Investment Type Allocation
as of June 30, 2006

(as a percent of net assets)

* Other Assets and Liabilities, Net is greater than (0.1%) and less than 0.0%

Portfolio holdings are subject to change daily.

Shares			Value
COMMON STOCK: 74.1%
		Advertising: 0.2%
1,100		Omnicom Group	$97,999
			97,999
		Aerospace/Defense: 2.0%
5,000		Boeing Co.	409,550
1,500		General Dynamics Corp.	98,190
500		Goodrich Corp.	20,145
200		L-3 Communications Holdings, Inc.	15,084
2,200		Lockheed Martin Corp.	157,828
1,300		Northrop Grumman Corp.	83,278
2,800		Raytheon Co.	124,796
600		Rockwell Collins, Inc.	33,522
3,700		United Technologies Corp.	234,654
			1,177,047
		Agriculture: 1.4%
7,600		Altria Group, Inc.	558,068
3,200		Archer-Daniels-Midland Co.	132,096
1,000		Monsanto Co.	84,190
300		Reynolds America, Inc.	34,590
600		UST, Inc.	27,114
			836,058
		Airlines: 0.1%
4,400		Southwest Airlines Co.	72,028
			72,028
		Apparel: 0.3%
2,400	@	Coach, Inc.	71,760
400		Jones Apparel Group, Inc.	$12,716
400		Liz Claiborne, Inc.	14,824
700		Nike, Inc.	56,700
300		VF Corp.	20,376
			176,376
		Auto Manufacturers: 0.2%
9,300		Ford Motor Co.	64,449
800		General Motors Corp.	23,832
600		Paccar, Inc.	49,428
			137,709
		Auto Parts & Equipment: 0.1%
700		Johnson Controls, Inc.	57,554
			57,554
		Banks: 4.8%
1,300		AmSouth Bancorp.	34,385
16,700		Bank of America Corp.	803,270
2,800		Bank of New York	90,160
2,700		BB&T Corp.	112,293
600		Comerica, Inc.	31,194
500		Compass Bancshares, Inc.	27,800
800		Fifth Third Bancorp.	29,560
500		First Horizon National Corp.	20,100
1,500		Keycorp	53,520
300		M&T Bank Corp.	35,376
800		Marshall & Ilsley Corp.	36,592
1,500		Mellon Financial Corp.	51,645
3,400		National City Corp.	123,046
1,700		North Fork Bancorporation, Inc.	51,289
700		Northern Trust Corp.	38,710
1,100		PNC Financial Services Group, Inc.	77,187
1,700		Regions Financial Corp.	56,304
1,200		State Street Corp.	69,708
1,300		SunTrust Banks, Inc.	99,138
500		Synovus Financial Corp.	13,390
8,800		US Bancorp.	271,744
5,900		Wachovia Corp.	319,072
6,100		Wells Fargo & Co.	409,188
200		Zions Bancorporation	15,588
			2,870,259
		Beverages: 1.9%
2,800		Anheuser-Busch Cos., Inc.	127,652
300		Brown-Forman Corp.	21,435
10,100		Coca-Cola Co.	434,502
1,100		Coca-Cola Enterprises, Inc.	22,407
700		Pepsi Bottling Group, Inc.	22,505
8,200		PepsiCo, Inc.	492,328
			1,120,829
		Biotechnology: 0.7%
4,300	@	Amgen, Inc.	280,489
1,300	@	Biogen Idec, Inc.	60,229
1,000	@	Genzyme Corp.	61,050
200	@	Millipore Corp.	12,598
			414,366
		Building Materials: 0.2%
600		American Standard Cos., Inc.	25,962
1,500		Masco Corp.	44,460
400		Vulcan Materials Co.	31,200
			101,622

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 12	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Chemicals: 0.9%
300		Air Products & Chemicals, Inc.	$19,176
300		Ashland, Inc.	20,010
3,500		Dow Chemical Co.	136,605
700		Ecolab, Inc.	28,406
3,400		EI DuPont de Nemours & Co.	141,440
1,000		PPG Industries, Inc.	66,000
1,200		Praxair, Inc.	64,800
700		Rohm & Haas Co.	35,084
500		Sherwin-Williams Co.	23,740
			535,261
		Commercial Services: 0.7%
700	@	Apollo Group, Inc.	36,169
3,700		Cendant Corp.	60,273
800		Equifax, Inc.	27,472
1,200		H&R Block, Inc.	28,632
1,900		McKesson Corp.	89,832
900		Moody’s Corp.	49,014
1,700		Paychex, Inc.	66,266
600		Robert Half International, Inc.	25,200
800		RR Donnelley & Sons Co.	25,560
			408,418
		Computers: 3.4%
3,100	@	Apple Computer, Inc.	177,072
700	@	Computer Sciences Corp.	33,908
8,300	@	Dell, Inc.	202,603
1,900		Electronic Data Systems Corp.	45,714
8,700	@	EMC Corp.	95,439
17,400		Hewlett-Packard Co.	551,232
9,600		International Business Machines Corp.	737,472
400	@	Lexmark International, Inc.	22,332
700	@	NCR Corp.	25,648
1,400	@	Network Appliance, Inc.	49,420
700	@	Sandisk Corp.	35,686
12,800	@	Sun Microsystems, Inc.	53,120
			2,029,646
		Cosmetics/Personal Care: 1.8%
300		Alberto-Culver Co.	14,616
1,600		Avon Products, Inc.	49,600
1,900		Colgate-Palmolive Co.	113,810
400		Estee Lauder Cos., Inc.	15,468
16,200		Procter & Gamble Co.	900,720
			1,094,214
		Distribution/Wholesale: 0.1%
600		Genuine Parts Co.	24,996
300		WW Grainger, Inc.	22,569
			47,565
		Diversified Financial Services: 6.7%
4,500		American Express Co.	239,490
900		Ameriprise Financial, Inc.	40,203
1,500		Capital One Financial Corp.	128,175
5,100		Charles Schwab Corp.	81,498
700		CIT Group, Inc.	36,603
18,200		Citigroup, Inc.	877,968
2,200		Countrywide Financial Corp.	83,776
1,600	@	E*Trade Financial Corp.	36,512
3,500		Fannie Mae	168,350
600		Franklin Resources, Inc.	52,086
2,500		Freddie Mac	$142,525
2,700		Goldman Sachs Group, Inc.	406,161
800		Janus Capital Group, Inc.	14,320
12,700		JPMorgan Chase & Co.	533,400
500		Legg Mason, Inc.	49,760
3,300		Lehman Brothers Holdings, Inc.	214,995
3,400		Merrill Lynch & Co., Inc.	236,504
6,700		Morgan Stanley	423,507
1,500		SLM Corp.	79,380
1,000		T. Rowe Price Group, Inc.	37,810
700		The Bear Stearns Cos., Inc.	98,056
			3,981,079
		Electric: 2.1%
2,800	@	AES Corp.	51,660
700	@	Allegheny Energy, Inc.	25,949
400		Ameren Corp.	20,200
1,700		American Electric Power Co., Inc.	58,225
1,300		CenterPoint Energy Resources Corp.	16,250
900	@	CMS Energy Corp.	11,646
400		Consolidated Edison, Inc.	17,776
800		Constellation Energy Group, Inc.	43,616
1,500		Dominion Resources, Inc.	112,185
800		DTE Energy Co.	32,592
5,300		Duke Energy Corp.	155,661
1,400		Edison International	54,600
400		Entergy Corp.	28,300
1,100		Exelon Corp.	62,513
2,400		FirstEnergy Corp.	130,104
1,700		FPL Group, Inc.	70,346
1,500		Pacific Gas & Electric Co.	58,920
400		Pinnacle West Capital Corp.	15,964
2,200		PPL Corp.	71,060
400		Progress Energy, Inc.	17,148
400		Public Service Enterprise Group, Inc.	26,448
1,300		Southern Co.	41,665
2,000		TXU Corp.	119,580
1,700		Xcel Energy, Inc.	32,606
			1,275,014
		Electrical Components & Equipment: 0.2%
1,500		Emerson Electric Co.	125,715
500		Molex, Inc.	16,785
			142,500
		Electronics: 0.3%
2,100	@	Agilent Technologies, Inc.	66,276
900		Applera Corp.-Applied Biosystems Group	29,115
500	@	Fisher Scientific International, Inc.	36,525
700		Jabil Circuit, Inc.	17,920
4,500	@	Solectron Corp.	15,390
600	@	Thermo Electron Corp.	21,744
500	@	Waters Corp.	22,200
			209,170
		Engineering & Construction: 0.0%
300		Fluor Corp.	27,879
			27,879

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 12	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Entertainment: 0.1%
1,200		International Game Technology	$45,528
			45,528
		Environmental Control: 0.1%
2,000		Waste Management, Inc.	71,760
			71,760
		Food: 0.9%
700		Campbell Soup Co.	25,977
1,900		ConAgra Foods, Inc.	42,009
500	@	Dean Foods Co.	18,595
1,800		General Mills, Inc.	92,988
1,200		HJ Heinz Co.	49,464
900		Kellogg Co.	43,587
2,600		Kroger Co.	56,836
500		McCormick & Co., Inc.	16,775
1,600		Safeway, Inc.	41,600
2,800		Sara Lee Corp.	44,856
700		Supervalu, Inc.	21,490
500		Whole Foods Market, Inc.	32,320
800		WM Wrigley Jr. Co.	36,288
			522,785
		Forest Products & Paper: 0.3%
1,800		International Paper Co.	58,140
700		MeadWestvaco Corp.	19,551
700		Temple-Inland, Inc.	30,009
900		Weyerhaeuser Co.	56,025
			163,725
		Gas: 0.1%
1,100		Sempra Energy	50,028
			50,028
		Hand/Machine Tools: 0.1%
300		Black & Decker Corp.	25,338
300		Stanley Works	14,166
			39,504
		Healthcare-Products: 1.6%
2,400		Baxter International, Inc.	88,224
900		Becton Dickinson & Co.	55,017
1,800	@	Boston Scientific Corp.	30,312
400		CR Bard, Inc.	29,304
10,800		Johnson & Johnson	647,136
1,300	@	St. Jude Medical, Inc.	42,146
400		Stryker Corp.	16,844
900	@	Zimmer Holdings, Inc.	51,048
			960,031
		Healthcare-Services: 1.7%
3,500		Aetna, Inc.	139,755
1,000	@	Coventry Health Care, Inc.	54,940
1,000	@	Humana, Inc.	53,700
500	@	Laboratory Corp. of America Holdings	31,115
300		Manor Care, Inc.	14,076
600		Quest Diagnostics	35,952
8,400		UnitedHealth Group, Inc.	376,152
4,000	@	WellPoint, Inc.	291,080
			996,770
		Home Furnishings: 0.1%
300		Harman International Industries, Inc.	$25,611
300		Whirlpool Corp.	24,795
			50,406
		Household Products/Wares: 0.3%
200		Avery Dennison Corp.	11,612
200		Clorox Co.	12,194
500		Fortune Brands, Inc.	35,505
1,700		Kimberly-Clark Corp.	104,890
			164,201
		Housewares: 0.0%
1,000		Newell Rubbermaid, Inc.	25,830
			25,830
		Insurance: 3.7%
1,200	@@	ACE Ltd.	60,708
1,800		Aflac, Inc.	83,430
3,100		Allstate Corp.	169,663
400		AMBAC Financial Group, Inc.	32,440
9,500		American International Group, Inc.	560,975
1,200		AON Corp.	41,784
2,600		Chubb Corp.	129,740
400		Cigna Corp.	39,404
600		Cincinnati Financial Corp.	28,206
1,300		Genworth Financial, Inc.	45,292
1,500		Hartford Financial Services Group, Inc.	126,900
1,800		Lincoln National Corp.	101,592
1,500		Loews Corp.	53,175
500		MBIA, Inc.	29,275
3,700		Metlife, Inc.	189,477
400		MGIC Investment Corp.	26,000
1,000		Principal Financial Group	55,650
2,900		Progressive Corp.	74,559
2,400		Prudential Financial, Inc.	186,480
400		Safeco Corp.	22,540
2,500		St. Paul Cos.	111,450
400		Torchmark Corp.	24,288
1,100		UnumProvident Corp.	19,943
300	@@	XL Capital Ltd.	18,390
			2,231,361
		Internet: 1.0%
1,100	@	Amazon.com, Inc.	42,548
4,200	@	eBay, Inc.	123,018
800	@	Google, Inc.	335,464
500	@	Monster Worldwide, Inc.	21,330
3,800	@	Symantec Corp.	59,052
900	@	VeriSign, Inc.	20,853
			602,265
		Iron/Steel: 0.3%
300		Allegheny Technologies, Inc.	20,772
1,900		Nucor Corp.	103,075
500		United States Steel Corp.	35,060
			158,907
		Leisure Time: 0.2%
1,600		Carnival Corp.	66,784
1,000		Harley-Davidson, Inc.	54,890
			121,674

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 12	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Lodging: 0.3%
300		Harrah’s Entertainment, Inc.	$21,354
1,200		Hilton Hotels Corp.	33,936
1,200		Marriott International, Inc.	45,744
800		Starwood Hotels & Resorts	48,272
			149,306
		Machinery-Construction & Mining: 0.3%
2,500		Caterpillar, Inc.	186,200
			186,200
		Machinery-Diversified: 0.2%
200		Cummins, Inc.	24,450
900		Deere & Co.	75,141
600		Rockwell Automation, Inc.	43,206
			142,797
		Media: 2.3%
3,800		CBS Corp.-Class B	102,790
1,800		Clear Channel Communications, Inc.	55,710
7,700	@	Comcast Corp.	252,098
300		EW Scripps Co.	12,942
2,200		McGraw-Hill Cos., Inc.	110,506
11,700		News Corp., Inc.	224,406
15,700		Time Warner, Inc.	271,610
800	@	Univision Communications, Inc.	26,800
2,600	@	Viacom, Inc.-Class B	93,184
8,000		Walt Disney Co.	240,000
			1,390,046
		Mining: 0.5%
3,200		Alcoa, Inc.	103,552
700		Freeport-McMoRan Copper & Gold, Inc.	38,787
1,600		Newmont Mining Corp.	84,688
700		Phelps Dodge Corp.	57,512
			284,539
		Miscellaneous Manufacturing: 3.5%
2,800		3M Co.	226,156
500	@	Cooper Industries Ltd.	46,460
1,200		Danaher Corp.	77,184
700		Dover Corp.	34,601
1,100		Eastman Kodak Co.	26,158
500		Eaton Corp.	37,700
38,100		General Electric Co.	1,255,776
4,100		Honeywell International, Inc.	165,230
1,500		Illinois Tool Works, Inc.	71,250
1,200	@@	Ingersoll-Rand Co.	51,336
700		ITT Industries, Inc.	34,650
700		Leggett & Platt, Inc.	17,486
400		Parker Hannifin Corp.	31,040
500		Textron, Inc.	46,090
			2,121,117
		Office/Business Equipment: 0.1%
800		Pitney Bowes, Inc.	33,040
3,400	@	Xerox Corp.	47,294
			80,334
		Oil & Gas: 7.6%
1,500		Anadarko Petroleum Corp.	71,535
1,100		Apache Corp.	$75,075
500		Chesapeake Energy Corp.	15,125
12,300		ChevronTexaco Corp.	763,338
7,300		ConocoPhillips	478,369
1,400		Devon Energy Corp.	84,574
1,100		EOG Resources, Inc.	76,274
33,600		ExxonMobil Corp.	2,061,360
800		Hess Corp.	42,280
700		Kerr-McGee Corp.	48,545
1,600		Marathon Oil Corp.	133,280
500		Murphy Oil Corp.	27,930
1,000	@,@@	Nabors Industries Ltd.	33,790
400	@	Noble Corp.	29,768
2,400		Occidental Petroleum Corp.	246,120
400		Rowan Cos., Inc.	14,236
600		Sunoco, Inc.	41,574
400	@	Transocean, Inc.	32,128
3,400		Valero Energy Corp.	226,168
1,200		XTO Energy, Inc.	53,124
			4,554,593
		Oil & Gas Services: 0.7%
400		Baker Hughes, Inc.	32,740
400		BJ Services Co.	14,904
1,700		Halliburton Co.	126,157
3,900		Schlumberger Ltd.	253,929
			427,730
		Packaging & Containers: 0.1%
400		Ball Corp.	14,816
400		Bemis Co.	12,248
700	@	Pactiv Corp.	17,325
300		Sealed Air Corp.	15,624
			60,013
		Pharmaceuticals: 3.9%
5,600		Abbott Laboratories	244,216
600		Allergan, Inc.	64,356
1,300		AmerisourceBergen Corp.	54,496
400	@	Barr Pharmaceuticals, Inc.	19,076
2,900		Bristol-Myers Squibb Co.	74,994
1,500		Cardinal Health, Inc.	96,495
1,600		Caremark Rx, Inc.	79,792
900	@	Express Scripts, Inc.	64,566
1,200	@	Forest Laboratories, Inc.	46,428
1,700	@	Gilead Sciences, Inc.	100,572
1,000	@	Hospira, Inc.	42,940
1,500	@	King Pharmaceuticals, Inc.	25,500
1,100	@	Medco Health Solutions, Inc.	63,008
10,800		Merck & Co., Inc.	393,444
800		Mylan Laboratories	16,000
26,800		Pfizer, Inc.	628,996
5,400		Schering-Plough Corp.	102,762
4,900		Wyeth	217,609
			2,335,250
		Pipelines: 0.0%
800		Williams Cos., Inc.	18,688
			18,688
		Real Estate Investment Trust: 0.3%
400		Apartment Investment & Management Co.	17,380
500		Equity Office Properties Trust	18,255

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 12	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Shares			Value
		Real Estate Investment Trust (continued)
800		Kimco Realty Corp.	$29,192
400		Prologis	20,848
300		Public Storage, Inc.	22,770
700		Simon Property Group LP	58,058
			166,503
		Retail: 4.9%
200	@	Autozone, Inc.	17,640
1,000	@	Bed Bath & Beyond, Inc.	33,170
2,000		Best Buy Co., Inc.	109,680
900		Circuit City Stores, Inc.	24,498
2,300		Costco Wholesale Corp.	131,399
3,000		CVS Corp.	92,100
500		Darden Restaurants, Inc.	19,700
1,100		Dollar General Corp.	15,378
600		Family Dollar Stores, Inc.	14,658
2,000		Federated Department Stores	73,200
2,000		Gap, Inc.	34,800
7,600		Home Depot, Inc.	272,004
1,200		JC Penney Co., Inc.	81,012
1,200	@	Kohl’s Corp.	70,944
2,100		Limited Brands	53,739
2,800		Lowe’s Cos., Inc.	169,876
7,800		McDonald’s Corp.	262,080
1,100		Nordstrom, Inc.	40,150
1,800	@	Office Depot, Inc.	68,400
300		OfficeMax, Inc.	12,225
500	@	Sears Holding Corp.	77,420
4,500		Staples, Inc.	109,440
4,800	@	Starbucks Corp.	181,248
3,200		Target Corp.	156,384
500		Tiffany & Co.	16,510
2,300		TJX Cos., Inc.	52,578
9,200		Wal-Mart Stores, Inc.	443,164
5,000		Walgreen Co.	224,200
600		Wendy’s International, Inc.	34,974
1,300		Yum! Brands, Inc.	65,351
			2,957,922
		Savings & Loans: 0.2%
900		Golden West Financial Corp.	66,780
1,400		Washington Mutual, Inc.	63,812
			130,592
		Semiconductors: 2.1%
2,400	@	Advanced Micro Devices, Inc.	58,608
1,300	@	Altera Corp.	22,815
1,300		Analog Devices, Inc.	41,782
5,700		Applied Materials, Inc.	92,796
1,700	@	Broadcom Corp.	51,085
2,500	@	Freescale Semiconductor, Inc.	73,500
21,300		Intel Corp.	403,635
300		KLA-Tencor Corp.	12,471
1,100		Linear Technology Corp.	36,839
2,500	@	LSI Logic Corp.	22,375
1,200		Maxim Integrated Products	38,532
4,500	@	Micron Technology, Inc.	67,770
2,100		National Semiconductor Corp.	50,085
500	@	Novellus Systems, Inc.	12,350
1,300	@	Nvidia Corp.	27,677
800	@	QLogic Corp.	13,792
5,700		Texas Instruments, Inc.	172,653
1,300		Xilinx, Inc.	29,445
			1,228,210
		Software: 2.5%
2,200	@	Adobe Systems, Inc.	$66,792
800	@	Autodesk, Inc.	27,568
2,100		Automatic Data Processing, Inc.	95,235
1,300	@	BMC Software, Inc.	31,070
1,700		CA, Inc.	34,935
700	@	Citrix Systems, Inc.	28,098
2,300	@	Compuware Corp.	15,410
1,100	@	Electronic Arts, Inc.	47,344
2,800		First Data Corp.	126,112
600	@	Fiserv, Inc.	27,216
700		IMS Health, Inc.	18,795
600	@	Intuit, Inc.	36,234
32,100		Microsoft Corp.	747,930
14,300	@	Oracle Corp.	207,207
			1,509,946
		Telecommunications: 4.7%
700		Alltel Corp.	44,681
17,300		AT&T, Inc.	482,497
1,500	@	Avaya, Inc.	17,130
8,100		BellSouth Corp.	293,220
500		CenturyTel, Inc.	18,575
38,000	@	Cisco Systems, Inc.	742,140
1,400		Citizens Communications Co.	18,270
5,700	@	Corning, Inc.	137,883
700	@	Embarq Corp.	28,693
15,400		Motorola, Inc.	310,310
6,100		Qualcomm, Inc.	244,427
13,300		Sprint Corp.-FON Group	265,867
1,600	@	Tellabs, Inc.	21,296
5,200		Verizon Communications, Inc.	174,148
			2,799,137
		Textiles: 0.0%
500		Cintas Corp.	19,880
			19,880
		Toys/Games/Hobbies: 0.1%
900		Hasbro, Inc.	16,299
1,400		Mattel, Inc.	23,114
			39,413
		Transportation: 1.2%
1,300		Burlington Northern Santa Fe Corp.	103,025
800		CSX Corp.	56,352
400		FedEx Corp.	46,744
2,600		Norfolk Southern Corp.	138,372
200		Ryder System, Inc.	11,686
400		Union Pacific Corp.	37,184
4,000		United Parcel Service, Inc.	329,319
			722,682
		Total Common Stock (Cost $43,712,297)	44,342,266

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.5%

		Federal National Mortgage Association STRIP: 11.5%
$9,868,000		Principal Only, due 05/15/13	6,848,797
		Total U.S. Government Agency Obligations (Cost $6,788,493)	6,848,797

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING GET U.S. CORE PORTFOLIO — SERIES 12	AS OF JUNE 30, 2006 (UNAUDITED) (CONTINUED)

Principal Amount			Value
U.S. TREASURY OBLIGATIONS: 13.9%
$11,780,000	U.S. Treasury STRIP: 13.9%
	Principal Only, due 05/15/13		$8,330,510
	Total U.S. Treasury Obligations (Cost $8,277,688)		8,330,510
	Total Long-Term Investments: (Cost $58,778,478)		59,521,573

SHORT-TERM INVESTMENTS: 0.5%
	Repurchase Agreement: 0.5%
301,000	Morgan Stanley Repurchase
	Agreement dated 06/30/06, 5.199%, due 07/03/06, $301,130 to be received upon repurchase (Collateralized by $315,000 Federal Home Loan Mortgage Association, 2.750%-4.000%, Market Value plus accrued interest $314,671, due 07/13/07-07/23/07).		301,000
	Total Short-Term Investments: (Cost $301,000)		301,000
	Total Investments In Securities (Cost $59,079,478)*	100.0%	$59,822,573
	Other Assets and Liabilities-Net	(0.0)	(11,068)
	Net Assets	100.0%	$59,811,505

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is the same as for financial statement purposes.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$1,059,996
	Gross Unrealized Depreciation	(316,901)
	Net Unrealized Appreciation	$743,095

See Accompanying Notes to Financial Statements

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

Section 15 of the Investment Company Act of 1940 (the “1940 Act”) mandates that, when a series of ING Variable Insurance Trust (“IVIT”) enters into new advisory or sub-advisory arrangements, the Board of Trustees (the “Board”) of IVIT, including a majority of the Trustees who have no direct or indirect interest in the Investment Management and Sub-Advisory Agreements governing those arrangements, and who are not “interested persons” of the series, as such term is defined under the 1940 Act (the “IVIT Non-Interested Trustees”), must approve those Investment Management and Sub-Advisory Agreements. Therefore, in order for a new series of IVIT to be launched, the Board must approve a Management Agreement and Sub-Advisory Agreement for that series prior to the commencement of its operations.

At a meeting held on January 19, 2006, the Board considered the approval of new Management and Sub-Advisory Agreements for the following two new series of IVIT (the “GET U.S. Core Portfolios”) that commenced operations during the first half of 2006: ING GET U.S. Core Portfolio – Series 12 and ING GET U.S. Core Portfolio – Series 13. After its deliberations, the Board voted to approve the Management and Sub-Advisory Agreements for each of the GET U.S. Core Portfolios for initial terms that end on November 30, 2007. In reaching these decisions, the Board took into account information furnished throughout the year at regular Board meetings with respect to ING Investments, LLC (“ING Investments”), the GET U.S. Core Portfolios’ investment adviser, and ING Investment Management Co. (“ING IM”), their sub-adviser, as well as information prepared specifically in connection with their deliberations with respect to the approval of the advisory and sub-advisory arrangements for the GET U.S. Core Portfolios. The Board’s determination took into account a number of factors that its members believed, in light of the legal advice furnished to them by Kirkpatrick & Lockhart Nicholson Graham LLP (“K&LNG”), their independent legal counsel, and their own business judgment, to be relevant. Further, while the Management Agreement and Sub-Advisory Agreement for each Portfolio were considered at the same Board meeting, the Trustees considered each Portfolio’s advisory and sub-advisory relationships separately.

Provided below is a discussion of certain factors the Board considered at the January 19, 2006 meeting in considering the new advisory and sub-advisory arrangements for the GET U.S. Core Portfolios. While the Board gave its attention to the information furnished, at its request, that was most relevant to its deliberations, discussed below are a number of the primary factors relevant to the Board’s consideration as to whether to approve the Investment Management and Sub-Advisory Agreements for the GET U.S. Core Portfolios’ initial terms ending November 30, 2007. Each Trustee may have accorded different weight to the various factors in reaching his or her conclusions with respect to the GET U.S. Core Portfolios’ advisory and sub-advisory arrangements.

Overview of the Contract Approval Process

In 2003, the Board determined to undertake steps to further enhance the process under which the Board determines whether to approve new advisory and sub-advisory arrangements. Among the measures the Board implemented was to retain the services of an independent consultant with experience in the mutual fund industry to assist the IVIT Non-Interested Trustees in working with the personnel employed by ING Investments, or its affiliates who administer the GET U.S. Core Portfolios (“Management”), to identify the types of information presented to the Trustees when considering advisory and sub-advisory relationships and to establish the format in which the information requested by the Board in this context is provided to the Board. The end result was the implementation of the current process relied upon by the Board to analyze information in connection with its review and approval of new advisory and sub-advisory relationships.

Since this process was implemented, the Board has continuously reviewed and refined the process. In addition, the Board established a Contracts Committee and two Investment Review Committees, including the International Equity and Fixed Income Funds Investment Review Committee (the “IE & FI IRC”). The type and format of the information provided to the Board or its counsel to inform deliberations with respect to Investment Management and Sub-Advisory Agreements has been codified in the ING Funds 15(c) Methodology Guide (the “Methodology Guide”). The Methodology Guide was developed under the direction of the Board, and sets out a written blueprint under which the Board requests certain information necessary to facilitate a thorough and informed review in connection with deliberations regarding advisory and sub-advisory relationships. Management provides certain Portfolio-specific information to the Board based on the Methodology Guide through “Fund Analysis and Comparison Tables” or “FACT” sheets prior to the Board’s review of new Investment Management and Sub-Advisory Agreements.

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

On its own and as part of a regular on-going process, the Board’s Contracts Committee recommends or considers recommendations from Management for refinements and other changes to the Methodology Guide. The Investment Review Committees, including the IE & FI IRC, also meet regularly with ING Investments and ING IM. The Board employed its process for reviewing contracts when considering whether to approve Investment Management and Sub-Advisory Agreements for the GET U.S. Core Portfolios.

Nature, Extent and Quality of Service

In determining whether to approve the Investment Management and Sub-Advisory Agreements for the GET U.S. Core Portfolios for their initial terms ending November 30, 2007, the Board received and evaluated such information as it deemed necessary regarding the nature, extent and quality of services to be provided to the GET U.S. Core Portfolios by ING Investments and ING IM. This included information about ING Investments and ING IM provided throughout the year at regular Board meetings in the context of their services to other Funds in the ING Funds complex, as well as information furnished for the January 19, 2006 meeting.

The materials requested by and provided to the Board and/or its legal counsel prior to the January 19, 2006 meeting included the following items: (1) FACT sheets for each GET U.S. Core Portfolio that provide information about the proposed expenses of the Portfolio and other, similarly managed funds in a selected peer group (“Selected Peer Group”), as well as information about the Portfolio’s proposed objectives and strategies; (2) responses to a detailed series of questions from K&LNG, legal counsel to the IVIT Non-Interested Trustees; (3) copies of each form of proposed Management Agreement and Sub-Advisory Agreement; (4) drafts of narrative summaries addressing key factors the Board could consider in determining whether to approve the new Investment Management and Sub-Advisory Agreements; and (5) other information relevant to the Board’s evaluations.

In arriving at its conclusions with respect to the advisory arrangements with ING Investments, the Board was mindful of the “manager-of-managers” platform of the ING Funds. The Board considered the techniques that ING Investments developed, in response to the direction of the Board, to screen and perform due diligence on sub-advisers that are recommended to the Board to manage the Funds in the ING Funds complex.

The Board reviewed the level of staffing, quality and experience of each GET U.S. Core Portfolio’s proposed portfolio management team. The Board took into account the respective resources and reputations of ING Investments and ING IM, and evaluated the ability of ING Investments and ING IM to attract and retain qualified investment advisory personnel.

Based on their deliberations and the materials presented to them, the Board concluded that the advisory and related services to be provided by ING Investments and ING IM would be appropriate in light of the GET U.S. Core Portfolios’ anticipated operations, the competitive landscape of the investment company business, and investor needs, and that the nature and quality of the overall services provided by ING Investments and ING IM would be appropriate.

Economies of Scale

In considering the reasonableness of the proposed advisory fees, the Board considered whether economies of scale will be realized by ING Investments as a Portfolio grows larger and the extent to which this is reflected in the level of management fee rates to be charged. As each of the GET U.S. Core Portfolios do not have breakpoint discounts on advisory fees, but do benefit from limits on expenses, the Board also considered the extent to which economies of scale could effectively be realized through such expense reductions.

Fee Rates and Profitability

The Board reviewed and considered each proposed contractual investment advisory fee rate, combined with the administrative fee rate, payable by each Portfolio to ING Investments. The Board also considered the proposed contractual sub-advisory fee rates payable by ING Investments to ING IM for sub-advisory services.

The Board considered the fee structures of the GET U.S. Core Portfolios as they relate to the services to be provided under the Agreements, and the potential fall-out benefits to the ING Investments and ING IM, and their respective affiliates, from their association with the GET U.S. Core Portfolios. For each Portfolio, the Board determined that

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

the fees payable to ING IM are reasonable for the services, which were considered in light of the nature and quality of the services that each is expected to perform through the initial term ending November 30, 2007.

For each Portfolio, the Board considered information on estimated revenues, costs and profits for ING Investments projected for the first two years of the Portfolio’s operations. In analyzing the projected profitability of ING Investments in connection with its services to a Portfolio, the Board took into account the sub-advisory fee rate payable by the ING Investments to ING IM. The Board also considered information that it requested and was provided by Management with respect to the profitability of service providers affiliated with ING Investments.

The Board determined that it had requested and received sufficient information to gain a reasonable understanding regarding ING Investments’ profitability. The Board also recognized that profitability analysis is not an exact science and there is no uniform methodology for determining profitability for this purpose. In this context, the Board realized that Management’s calculations regarding its costs incurred in establishing the infrastructure necessary for a Portfolio’s operations may not be fully reflected in the expenses allocated to the Portfolio in determining profitability, and that the information presented may not portray all of the costs borne by Management nor capture Management’s entrepreneurial risk associated with offering and managing a mutual fund complex in today’s regulatory environment.

Based on the information on revenues, costs, and ING Investments’ profitability considered by the Board, after considering the factors described in this section the Board concluded that the profits, if any, to be realized by ING Investments would not be excessive.

Other Factors Considered

The following paragraphs outline certain of the specific factors that the Board considered, and the conclusions reached, at its January 19, 2006 meeting in relation to approving the Investment Management and Sub-Advisory Agreements for the GET U.S. Core Portfolios’ initial terms ending November 30, 2007. These specific factors are in addition to those considerations discussed above. Each Portfolio’s proposed management fee and estimated expense ratio were compared to the fees and expense ratios of the funds in its Selected Peer Group.

In determining whether to approve the Investment Management and Sub-Advisory Agreements for the GET U.S. Core Portfolios, the Board received and evaluated such information as it deemed necessary for an informed determination of whether each Agreement, and the proposed policies and procedures for the GET U.S. Core Portfolios, should be approved. The materials provided to the Board and/or its legal counsel in support of the proposed advisory and sub-advisory arrangements included the following: (1) a memorandum presenting Management’s rationale for requesting the launch of the GET U.S. Core Portfolios that discusses, among other things, the performance of ING IM in managing similar GET portfolios, with such performance being compared against each Portfolio’s Morningstar Category average and proposed primary benchmark; (2) information about each GET U.S. Core Portfolio’s proposed investment objective and strategies and anticipated portfolio characteristics; (3) FACT sheets for each Portfolio that compare the performance of prior GET series against that of the Portfolio’s Selected Peer Group and its Morningstar category median; (4) responses from ING Investments and ING IM to questions posed by K&LNG, independent legal counsel, on behalf of the IVIT Non-Interested Trustees; (5) supporting documentation, including copies of the forms of Investment Management and Sub-Advisory Agreements for the GET U.S. Core Portfolios; and (6) other information relevant to the Board’s evaluation. In addition, the Board considered the information provided periodically throughout the year in presentations to the Board by ING Investments in the context of ING Investments’ oversight of other sub-advisers managing Funds in the ING Funds complex, and by ING IM in connection with its management of other Funds in the complex, including other GET products.

At the January 19, 2006 meeting, the Board considered that the GET U.S. Core Portfolios would be subject to the standard policies and procedures of IVIT previously approved by the Board for other Series of IVIT and approved in accordance with Rule 38a-1 under the 1940 Act. The Board also noted that, in managing the GET U.S. Core Portfolios, ING Investments and ING IM each would be subject to procedures adopted pursuant to Rule 206(4)-7 under the Investment Advisers Act of 1940 that had been previously approved by the Board in connection with other Funds.

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

The Board’s consideration of whether to approve the Management Agreement with ING Investments on behalf of the GET U.S. Core Portfolios took into account several factors including, but not limited to, the following: (1) the nature and quality of the services to be provided by ING Investments to the GET U.S. Core Portfolios under the proposed Management Agreement; (2) ING Investments’ experience as a manager-of-managers overseeing sub-advisers to other Funds within the ING Funds complex, including its oversight of ING IM in managing other GET Fund offerings; (3) ING Investments’ strength and reputation within the industry; (4) the fairness of the compensation under the proposed Management Agreement in light of the services to be provided to the GET U.S. Core Portfolios and taking into account the sub-advisory fees payable by ING Investments to ING IM; (5) the fairness of ING Investments’ compensation under a Management Agreement with level fees that does not include breakpoints; (6) the pricing structure (including the estimated expense ratio to be borne by shareholders) of each GET U.S. Core Portfolio as compared to other similarly-managed funds in its Selected Peer Group, including Management’s analysis that: (a) the proposed management fee (inclusive of a 0.055% administration fee) is above the median and average management fees of the funds in the Portfolio’s Selected Peer Group; and (b) the estimated expense ratio for each GET U.S. Core Portfolio is equal to the median and above the average expense ratios of the funds in the Portfolio’s Selected Peer Group; (7) the projected profitability of ING Investments when sub-advisory fees payable by ING Investments to ING IM are taken into account; (8) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING Investments, including its management team’s expertise in the management of other Funds; (9) ING Investments’ compliance capabilities, as demonstrated by, among other things, its policies and procedures designed to prevent violations of the Federal securities laws, which had previously been approved by the Board in connection with their oversight of other Funds in the ING Funds complex; (10) the information that had been provided by ING Investments at regular Board meetings, and in anticipation of the January meeting, with respect to its capabilities as a manager-of-managers; and (11) “fall-out benefits” to ING Investments and its affiliates that were anticipated to arise from ING Investments’ management of the GET U.S. Core Portfolios.

In analyzing each GET U.S. Core Portfolio’s management fee rate and expense ratio, the Board took into account Management’s representations that the ING-affiliated insurance companies offering the GET U.S. Core Portfolios have undertaken the expense of providing a guarantee, at the variable contract level, that the contractholder will receive no less than the amount invested at the end of the Offering Period, less certain expenses, and the fees paid to those insurance companies for the guarantee are attractive. The Board also considered that the Adviser bears the risk of reduced fee revenue resulting from redemptions during the Guarantee Period, a period of time during which there are no sales of Portfolio shares.

In reviewing the proposed Sub-Advisory Agreement with ING IM, the Board considered a number of factors, including, but not limited to, the following: (1) ING Investments’ view of ING IM’s capabilities in managing in the strategy to be employed by the GET U.S. Core Portfolios; (2) ING IM’s strength and reputation in the industry; (3) the nature and quality of the services to be provided by ING IM under the proposed Sub-Advisory Agreement; (4) the performance of other GET Series, compared to each Portfolio’s Morningstar Category average, Morningstar Category median, its proposed primary benchmark and the performance of the funds in the GET U.S. Core Portfolios’ Selected Peer Group; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING IM and its fit among the stable of managers in the ING Funds line-up; (6) the fairness of the compensation under the proposed Sub-Advisory Agreement in light of the services to be provided by and the projected profitability of ING IM as the GET U.S. Core Portfolios’ sub-adviser; (7) the costs for the services to be provided by ING IM, including that it would charge a level fee with no breakpoints; (8) ING IM’s operations and compliance program, including its policies and procedures intended to assure compliance with the Federal securities laws, which had previously been approved by the Board as part of its oversight of other Funds in the ING Funds complex; (9) ING IM’s financial condition; (10) the appropriateness of the selection of ING IM in light of each GET U.S. Core Portfolio’s proposed investment objective and prospective investor base; and (11) ING IM’s Code of Ethics, which has previously been approved for other ING Funds, and related procedures for complying with that Code.

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

After its deliberation, the Board reached the following conclusions: (1) the GET U.S. Core Portfolios’ proposed management fee rates are reasonable in the context of all factors considered by the Board; (2) the GET U.S. Core Portfolios’ estimated expense ratios are reasonable in the context of all factors considered by the Board; (3) the sub-advisory fee rates payable by ING Investments to ING IM are reasonable in the context of all factors considered by the Board; and (4) each of ING Investments and ING IM maintains an appropriate compliance program, with this conclusion based upon the Board’s previous and ongoing review of the compliance program. Based on these conclusions and other factors, the Board voted to approve the Investment Management and Sub-Advisory Agreements for the GET U.S. Core Portfolios. During its deliberations, different Board members may have given different weight to different individual factors and related conclusions.

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Investment Manager

ING Investments, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.
P.O. Box 219368
Kansas City, Missouri 64141

Custodian

The Bank of New York
100 Colonial Center Parkway, Suite 300
Lake Mary, Florida 32746

Legal Counsel

Dechert LLP
30 Rockefeller Plaza
New York, New York 10112

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-UGCORE (0606-082106)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

Item 11. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)         There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                    The Code of Ethics is not required for the semi-annual filing.

(a)(2)       A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)                    Not required for semi-annual filing.

(b)                                 The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Insurance Trust

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	August 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	August 30, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 30, 2006